    As filed with the Securities and Exchange Commission on July 14, 1999


                                              1933 Act Registration No. 2-25469
                                                                        -------
                                             1940 Act Registration No. 811-1424
                                                                       --------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         -----
         Pre-Effective Amendment No.
                                     ------                              -----

         Post-Effective Amendment No.  60                                  X
                                     ------                              -----


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No.  60                                                 X
                      ------                                             -----


                       (Check appropriate box or boxes.)

                             AIM EQUITY FUNDS, INC.
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 100, Houston, TX       77046
            ---------------------------------------------------------
            (Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number, including Area Code    (713) 626-1919

                                Charles T. Bauer

                11 Greenway Plaza, Suite 100, Houston, TX 77046
             -----------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:

    Lisa A. Moss, Esquire                      Martha J. Hays, Esquire

     A I M Advisors, Inc.               Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100                1735 Market Street, 51st Floor
 Houston, Texas  77046-1173             Philadelphia, Pennsylvania  19103-7599


Approximate Date of Proposed Public Offering:       As soon as practicable after the effective
                                                    date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

      immediately upon filing pursuant to paragraph (b)
-----

      on (date), pursuant to paragraph (b)
-----

      60 days after filing pursuant to paragraph (a)(1)
-----
      on (date) pursuant to paragraph (a)(1)
-----
      75 days after filing pursuant to paragraph (a)(2)
-----

  X   on September 27, 1999 pursuant to paragraph (a)(2) of rule 485.
-----


If appropriate, check the following box:

      this post-effective amendment designates a new effective date for a
-----
      previously filed post-effective amendment.

Title of Securities Being Registered:  Common Stock

      AIM MID CAP GROWTH FUND
      --------------------------------------------------------------------------

      AIM Mid Cap Growth Fund seeks to provide growth of capital.

      PROSPECTUS
      SEPTEMBER 27, 1999

                                     This prospectus contains important
                                     information about the Class A, B,
                                     and C shares of the fund. Please
                                     read it before investing and keep it
                                     for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

      [AIM LOGO APPEARS HERE]                 INVEST WITH DISCIPLINE
                                             --Registered Trademark--

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                        1
- - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                 2
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     2

Expense Example                               2

FUND MANAGEMENT                               3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   3

Advisor Compensation                          3

Portfolio Managers                            3

OTHER INFORMATION                             3
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                 3

Dividends and Distributions                   3
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                      A-1

Purchasing Shares                           A-4

Redeeming Shares                            A-4

Exchanging Shares                           A-6

Pricing of Shares                           A-7

Taxes                                       A-8

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, Invest with Discipline, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design and AIM Investor are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Directors without shareholder approval.

  The fund seeks to meet this objective by investing at least 65% of its total assets in securities of companies that have market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Standard & Poor's 400 Index. Under normal conditions, the top 10 holdings may comprise up to 40% of the fund's total assets. The fund will invest primarily in common stocks but may also invest in convertible securities and warrants. The fund may also invest up to 25% of its total assets in foreign securities.

  The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Since a large percentage of the fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                   SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)   5.00      1.00
-------------------------------------------------------

          ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
---------------------------------------------------
Management Fees          0.80%     0.80%     0.80%
Distribution and/or
Service (12b-1) Fees     0.35      1.00      1.00
Other Expenses(2)        0.48      0.52      0.52
                         ----      ----      ----
Total Annual Fund
  Operating Expenses     1.63%     2.32%     2.32%
---------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Other expenses are based on estimated amounts for the current fiscal year.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS
-------------------------
Class A   $707    $1,036
Class B    735     1,024
Class C    335       724
-------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS
-------------------------
Class A   $707    $1,036
Class B    235       724
Class C    235       724
-------------------------


                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. serves as the fund's investment adviser. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.80% of the first $1 billion of average daily net assets, plus 0.75% of average daily net assets in excess of $1 billion.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Brant Demuth, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

- Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst at Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc. From 1993 to 1995, he was Assistant Portfolio Manager with Hellman, Jordan Management Company.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc. In 1994, he was Equity Research Analyst/Assistant Portfolio Manager at Texas Commerce Investment Management Company.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Mid Cap Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                                 THE AIM FUNDS

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

       AIM Global Trends Fund: If you held Class B shares on May 29,
          1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                      A- 1                            MCF--09/99

                                 THE AIM FUNDS

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

             CATEGORY I INITIAL SALES CHARGES

                                                INVESTOR'S
                                              SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
            Less than $  25,000     5.50%         5.82%
$ 25,000 but less than $  50,000    5.25          5.54
$ 50,000 but less than $ 100,000    4.75          4.99
$100,000 but less than $ 250,000    3.75          3.90
$250,000 but less than $ 500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00         2.04
----------------------------------------------------------

            CATEGORY II INITIAL SALES CHARGES

                                                INVESTOR'S
                                              SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
            Less than $  50,000     4.75%         4.99%
$ 50,000 but less than $ 100,000    4.00          4.17
$100,000 but less than $ 250,000    3.75          3.90
$250,000 but less than $ 500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00         2.04
----------------------------------------------------------

            CATEGORY III INITIAL SALES CHARGES

                                                INVESTOR'S
                                              SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
            Less than $ 100,000     1.00%         1.01%
$100,000 but less than $ 250,000    0.75          0.76
$250,000 but less than $1,000,000    0.50         0.50
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR

CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

MCF--09/99                            A- 2

                                 THE AIM FUNDS

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM MidCap Opportunties Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $ 25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                  50
IRA, Education IRA or Roth IRA                    250                                                  50
All other accounts                                500                                                  50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------

                                      A- 3                            MCF--09/99

                                 THE AIM FUNDS

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--09/99                            A- 4

                                 THE AIM FUNDS

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.
By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                              you do not hold physical share certificates; (4) you can
                              provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the New York Stock
                              Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.
SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                      A- 5                            MCF--09/99

                                 THE AIM FUNDS

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

MCF--09/99                            A- 6

                                 THE AIM FUNDS

- Exchanges must be made between accounts with identical registration information;
- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM

                                      A- 7                            MCF--09/99

                                 THE AIM FUNDS

Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--09/99                            A- 8

                            AIM MID CAP GROWTH FUND

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

----------------------------------
AIM MID CAP GROWTH FUND
SEC 1940 Act file number: 811-1424
----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   MCG-PRO-1   INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                   STATEMENT OF
                                                         ADDITIONAL INFORMATION


                                RETAIL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND

                         AIM LARGE CAP BASIC VALUE FUND

                            AIM LARGE CAP GROWTH FUND

                             AIM MID CAP GROWTH FUND

                               AIM WEINGARTEN FUND

                              (SERIES PORTFOLIOS OF
                             AIM EQUITY FUNDS, INC.)


                                11 GREENWAY PLAZA
                                    SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919

                              -------------------


          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                    AND IT SHOULD BE READ IN CONJUNCTION WITH
                     A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                 A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                      FROM AUTHORIZED DEALERS OR BY WRITING
                            A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON, TX 77210-4739
                          OR BY CALLING (800) 347-4246.

                              -------------------


             STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 27,
        1999, RELATING TO THE AIM AGGRESSIVE GROWTH FUND PROSPECTUS DATED
                    MARCH 1, 1999, AS REVISED APRIL 8, 1999,
            THE AIM BLUE CHIP FUND PROSPECTUS DATED MARCH 1, 1999, AS
               REVISED APRIL 23, 1999, THE AIM CAPITAL DEVELOPMENT
                      FUND PROSPECTUS DATED MARCH 1, 1999,
             THE AIM CHARTER FUND PROSPECTUS DATED MARCH 1, 1999, AS
          REVISED MARCH 15, 1999, THE AIM CONSTELLATION FUND PROSPECTUS
                  DATED MARCH 1, 1999, AS REVISED MAY 12, 1999,
              THE AIM DENT DEMOGRAPHIC TRENDS FUND PROSPECTUS DATED
        JUNE 7, 1999, THE AIM LARGE CAP BASIC VALUE FUND PROSPECTUS DATED
                     JUNE 7, 1999, AS REVISED JULY 1, 1999,
             THE AIM LARGE CAP GROWTH FUND PROSPECTUS DATED MARCH 1,
             1999, AS REVISED APRIL 5, 1999, THE AIM MID CAP GROWTH
                    FUND PROSPECTUS DATED SEPTEMBER 27, 1999,
           AND THE AIM WEINGARTEN FUND PROSPECTUS DATED MARCH 1, 1999

                                TABLE OF CONTENTS


                                                                                                               PAGE
INTRODUCTION......................................................................................................1

GENERAL INFORMATION ABOUT THE FUNDS...............................................................................1
         The Company and Its Shares...............................................................................1

PERFORMANCE.......................................................................................................2
         Total Return Calculations................................................................................3
         Total Return Quotations..................................................................................3
         Historical Portfolio Results.............................................................................4
         Yield Quotations.........................................................................................6

PORTFOLIO TRANSACTIONS AND BROKERAGE..............................................................................7
         General Brokerage Policy.................................................................................7
         Allocation of Portfolio Transactions.....................................................................8
         Section 28(e) Standards..................................................................................8
         Transactions with Regular Brokers........................................................................9
         Brokerage Commissions Paid...............................................................................9
         Portfolio Turnover......................................................................................10

INVESTMENT STRATEGIES AND RISKS..................................................................................10
         Real Estate Investment Trusts...........................................................................12
         Foreign Securities......................................................................................12
         Foreign Exchange Transactions...........................................................................13
         Illiquid Securities.....................................................................................14
         Rule 144A Securities....................................................................................14
         Lending of Portfolio Securities.........................................................................14
         Repurchase Agreements...................................................................................14
         Reverse Repurchase Agreements...........................................................................15
         Special Situations......................................................................................15
         Short Sales.............................................................................................15
         Warrants ...............................................................................................15
         Securities Issued on a When-Issued or Delayed Delivery Basis............................................16
         Investment in Unseasoned Issuers........................................................................16
         Investment in Other Investment Companies................................................................16

OPTIONS, FUTURES AND CURRENCY STRATEGIES.........................................................................16
         Introduction............................................................................................16
         General Risks of Options, Futures and Currency Strategies...............................................16
         Cover ..................................................................................................17
         Writing Call Options....................................................................................17
         Writing Put Options.....................................................................................18
         Purchasing Put Options..................................................................................18
         Purchasing Call Options.................................................................................18
         Index Options...........................................................................................19
         Limitations on Options..................................................................................20
         Interest Rate, Currency and Stock Index Futures Contracts...............................................20
         Options on Futures Contracts............................................................................21
         Forward Contracts.......................................................................................21
         Limitations on Use of Futures, Options on Futures and Certain Options on Currencies.....................21

INVESTMENT RESTRICTIONS..........................................................................................21
         Aggressive Growth.......................................................................................21
         Blue Chip...............................................................................................22
         Capital Development.....................................................................................23
         Charter.................................................................................................24
         Constellation...........................................................................................25
         Demographic Trends......................................................................................26
         Large Cap Basic Value...................................................................................27
         Large Cap Growth........................................................................................29
         Mid Cap.................................................................................................30
         Weingarten..............................................................................................31

MANAGEMENT.......................................................................................................32
         Directors and Officers..................................................................................32
                  Remuneration of Directors......................................................................35
                  AIM Funds Retirement Plan for Eligible Directors/Trustees......................................36
                  Deferred Compensation Agreements...............................................................37
         Investment Advisory, Administrative Services and Sub-Advisory Agreements................................37

 DISTRIBUTION PLANS..............................................................................................41
         The Class A and C Plan..................................................................................41
         The Class B Plan........................................................................................42
         Both Plans..............................................................................................42

THE DISTRIBUTOR..................................................................................................46

SALES CHARGES AND DEALER CONCESSIONS.............................................................................48

REDUCTIONS IN INITIAL SALES CHARGES..............................................................................50

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS......................................................................53

HOW TO PURCHASE AND REDEEM SHARES................................................................................55
         Backup Withholding......................................................................................56

NET ASSET VALUE DETERMINATION....................................................................................57

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................58
         Reinvestment of Dividends and Distributions.............................................................58
         Tax Matters.............................................................................................58
         Qualification as a Regulated Investment Company.........................................................59
         Determination of Taxable Income of a Regulated Investment Company.......................................59
         Excise Tax on Regulated Investment Companies............................................................60
         Fund Distributions......................................................................................61
         Sale or Redemption of Shares............................................................................62
         Reinstatement Privilege.................................................................................63
         Foreign Shareholders....................................................................................63
         Effect of Future Legislation; Local Tax Considerations..................................................63

SHAREHOLDER INFORMATION..........................................................................................63

MISCELLANEOUS INFORMATION........................................................................................66
         Charges for Certain Account Information.................................................................66
         Audit Reports...........................................................................................66
         Legal Matters...........................................................................................66

         Custodian and Transfer Agent............................................................................66
         Principal Holders of Securities.........................................................................66
         Other Information.......................................................................................75

APPENDIX.........................................................................................................76
         Description of Commercial Paper Ratings.................................................................76
         Description of Corporate Bond Ratings...................................................................76

FINANCIAL STATEMENTS.............................................................................................FS

                                  INTRODUCTION


         AIM Equity Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. The information for the Retail Classes of AIM Aggressive Growth Fund ("Aggressive Growth") is included in a Prospectus dated March 1, 1999, as revised April 8, 1999. The information for the Retail Classes of AIM Blue Chip Fund ("Blue Chip") is included in a Prospectus dated March 1, 1999, as revised April 23, 1999. The information for the Retail Classes of AIM Capital Development Fund ("Capital Development") is included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Charter Fund ("Charter") is included in a Prospectus dated March 1, 1999, as revised March 15, 1999. The information for the Retail Classes of AIM Constellation Fund ("Constellation") in included in a Prospectus dated March 1, 1999, as revised May 12, 1999. The information for the AIM Dent Demographic Trends Fund ("Demographic Trends") is included in a Prospectus dated June 7, 1999. The information for the Retail Classes of AIM Large Cap Basic Value Fund ("Large Cap Basic Value") is included in a Prospectus dated June 7, 1999, as revised July 1, 1999. The information for the Retail Classes of AIM Large Cap Growth Fund ("Large Cap Growth") is included in a Prospectus dated March 1, 1999, as revised April 5, 1999. The information for the Retail Classes of AIM Mid Cap Growth Fund ("Mid Cap") is included in a Prospectus dated September 27, 1999. The information for the Retail Classes of AIM Weingarten Fund ("Weingarten") is included in a Prospectus dated March 1, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246.
Investors must receive a Prospectus before they invest.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectuses; and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Additionally, the Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges described under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES


         The Company was organized in 1988 as a Maryland corporation, and is registered with the SEC as a diversified open-end series management investment company. The Company currently consists of ten separate portfolios: Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Demographic Trends, Large Cap Basic Value, Large Cap Growth, Mid Cap, and Weingarten (each a "Fund" and collectively, the "Funds"). Charter, Weingarten and Constellation each have four separate classes: Class A, Class B and Class C and an Institutional Class. Aggressive Growth, Blue Chip, Capital Development, Demographic Trends, Large Cap Basic Value, Large Cap Growth and Mid Cap each have three classes of shares: Class A, Class B and Class C shares. Class A shares (sold with a front-end sales charge) and Class B and Class C shares (each sold with a contingent deferred sales charge) of the Funds are also referred to as the Retail Classes. Prior to October 15, 1993, Aggressive Growth was a portfolio of AIM Funds Group ("AFG"), a Massachusetts business trust. Pursuant to an Agreement and Plan of Reorganization between AFG and the Company, Aggressive Growth was redomesticated as a portfolio of the Company. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to Aggressive Growth is that of AFG's Aggressive Growth. Blue Chip acquired the investment portfolio of Baird Blue Chip Fund, Inc. (the "BBC Fund"), a registered management investment company, on June 3, 1996, in a corporate reorganization. All historical financial information contained in this Statement of Additional Information for periods prior to June 3, 1996, relating to Blue Chip is that of the BBC Fund. Capital Development acquired substantially all of the assets of Baird Capital Development Fund, Inc., a registered management investment company, on August 12, 1996 in a corporate reorganization.

         This Statement of Additional Information relates solely to the Retail Classes of the Funds.

         The term "majority of the outstanding shares" of the Company, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Company, such Fund or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Company, such Fund or such class.

         Shares of the Retail Classes and the Institutional Class of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Company's Board of Directors with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectuses and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any directors of the Company.


         Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the Investment Company Act of 1940, as amended (the "1940 Act"), to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.



                                   PERFORMANCE

         Each Fund's performance may be quoted in advertising in terms of yield or total return. All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charge) to which investments in shares of the Funds may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted.

         Standardized total return for Class A shares of a Fund reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B shares of a Fund reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for Class C shares of a Fund reflects the deduction of a 1% contingent deferred sales charge, if applicable, on a redemption of shares held for the period.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested and that all charges and expenses are deducted. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS

IN A FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

         Yield is computed in accordance with the standardized formula described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of a Fund's investments, the Fund's maturity and the Fund's operating expense ratio.


         From time to time, A I M Advisors, Inc. ("AIM") or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.


         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.

         Additional performance information is contained in a Fund's Annual Report to Shareholders, which is available upon request without charge.

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual returns, the Retail Class of each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration. Total returns may be quoted with or without taking the applicable Fund's maximum applicable Class A front-end sales charge or Class B or Class C contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.


 TOTAL RETURN QUOTATIONS

         The standard formula for calculating total return is as follows:

                                         n
                                   P(1+T) =ERV

WHERE         P     =    a hypothetical initial payment of $1,000.
              T     =    average annual total return (assuming the applicable
                         maximum sales load is deducted at the beginning of the
                         1, 5, or 10 year periods).
              n     =    number of years.
              ERV   =    ending redeemable value of a hypothetical $1,000
                         payment at the end of the 1, 5, or 10 year periods (or fractional portion of such period).


HISTORICAL PORTFOLIO RESULTS


     Total returns for Class A shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap Growth and Weingarten, for the one-year, five-year, ten-year, fifteen-year and twenty-year (or since inception, if shorter) periods ended April 30, 1999 (which include the maximum sales charge of 5.50% and reinvestment of all dividends and distributions), were as follows:



                                                              CLASS A AVERAGE ANNUAL RETURNS
                                                              ------------------------------
                                           ONE        FIVE          TEN      FIFTEEN     TWENTY       SINCE
                                          YEAR        YEARS        YEARS      YEARS       YEARS    INCEPTION*
                                          ----        -----        -----      -----       -----    ----------
AGGRESSIVE GROWTH                       - 14.77%     14.74%       18.41%       N/A         N/A        14.69%
BLUE CHIP                                 13.73%     24.70%       17.39%       N/A         N/A        15.00%
CAPITAL DEVELOPMENT                     - 20.14%       N/A          N/A        N/A         N/A        10.48%
CHARTER                                   17.67%     21.28%       17.43%     16.80%      16.96%      14.51%
CONSTELLATION                              0.63%     15.82%       18.25%     18.51%      19.17%      18.21%
LARGE CAP GROWTH                            N/A        N/A          N/A        N/A         N/A         N/A
WEINGARTEN                                16.54%     22.00%       17.30%     18.38%      19.71%      15.64%



                                                                CLASS A CUMULATIVE RETURNS
                                                                --------------------------
                                           ONE        FIVE          TEN      FIFTEEN     TWENTY       SINCE
                                          YEAR        YEARS        YEARS      YEARS       YEARS    INCEPTION*
                                          ----        -----        -----      -----       -----    ----------
AGGRESSIVE GROWTH                       - 14.77%      98.87%      441.81%      N/A         N/A         681.36%
BLUE CHIP                                 13.73%     201.54%      396.79%      N/A         N/A         452.88%
CAPITAL DEVELOPMENT                     - 20.14%       N/A          N/A        N/A         N/A          33.08%
CHARTER                                   17.67%     162.44%      398.51%     927.68%   2,193.41%    6,067.98%
CONSTELLATION                              0.63%     108.40%      434.67%   1,176.86%   3,235.20%    4,584.15%
LARGE CAP GROWTH                           N/A         N/A          N/A        N/A         N/A          -0.67%
WEINGARTEN                               16.54%      170.30%      393.25%   1,156.41%   3,554.77%    7,576.18%




* The inception dates for the Class A shares of the Funds are May 1, 1984, February 4, 1987, June 17, 1996, November 26, 1968, April 30,
         1976, March 1, 1999 and June 17, 1969, respectively.


         Blue Chip acquired the investment portfolio of the BBC Fund on June 3, 1996. The performance data set forth above for Blue Chip includes performance data of the BBC Fund for periods prior to June 3, 1996.


         During the 10-year period ended April 30, 1999, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Aggressive Growth, Blue Chip, Charter, Constellation and Weingarten would have been worth $5,418, $4,968, $4,985, $5,347 and $4,933, respectively, assuming all distributions were reinvested.

         During the 15-year period ended April 30, 1999, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Charter, Constellation and Weingarten would have been worth $10,277, $12,769 and $12,564, respectively, assuming all dividends were reinvested.

         During the 20-year period ended April 30, 1999, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Charter, Constellation and Weingarten would have been worth $22,934, $33,352 and $36,548, respectively, assuming all distributions were reinvested.

         Blue Chip and Capital Development's total returns for Class B shares for the period ended April 30, 1999 and the period October 1, 1996 (inception date for Class B shares) through April 30, 1999 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions), Charter and Weingarten's total returns for Class B shares for the period ended April 30, 1999 and the period June 26, 1995 (inception date for Class B shares of Charter and Weingarten) through April 30, 1999 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions), Constellation's total returns for Class B shares for the period November 3, 1997 (inception date for Class B shares) through April 30, 1999 (which includes the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions), Large Cap Growth's total return for Class B shares for the period March 1, 1999 (inception date for Class B shares) through April 30, 1999 (which includes the maximum contingent deferred sales charge of 5% and reimbursement of all dividends and distributions) were as follows:



                          CLASS B AVERAGE ANNUAL RETURNS
                          ------------------------------
                                                                      Since
                                               One Year            Inception*
                                               --------            ----------
          AGGRESSIVE GROWTH                        N/A                 N/A
          BLUE CHIP                             14.44%              27.28%
          CAPITAL DEVELOPMENT                 - 20.33%               7.24%
          CHARTER                               18.58%              23.05%
          CONSTELLATION                          0.58%               6.33%
          LARGE CAP GROWTH                         N/A                 N/A
          WEINGARTEN                            17.35%              23.06%



                           CLASS B CUMULATIVE RETURNS
                           --------------------------
                                                                      Since
                                                One Year           Inception*
                                                --------           ----------
          AGGRESSIVE GROWTH                        N/A               1.98%
          BLUE CHIP                             14.44%              86.26%
          CAPITAL DEVELOPMENT                 - 20.33%              19.74%
          CHARTER                               18.58%             122.07%
          CONSTELLATION                          0.58%               9.56%
          LARGE CAP GROWTH                         N/A              -9.91%
          WEINGARTEN                            17.35%             122.18%



* The inception dates for the Class B shares of the Funds are March 1, 1999, October 1, 1996, October 1, 1996, June 26, 1995, November 3,
         1997, March 1, 1999, and June 26, 1995, respectively.

         Total returns for Class C shares of Blue Chip, Capital Development, Charter, Constellation and Weingarten, for the period ended April 30, 1999 and the period August 4, 1997 (inception date for Class C shares) through April 30, 1999, were as follows:

                            CLASS C AVERAGE ANNUAL RETURNS
                            ------------------------------
                                                                      Since
                                                 One Year          Inception*
                                                 --------          ----------

          AGGRESSIVE GROWTH                         N/A                N/A
          BLUE CHIP                              18.48%             21.39%
          CAPITAL DEVELOPMENT                  - 16.99%              1.40%
          CHARTER                                22.60%             19.32%
          CONSTELLATION                           4.54%              7.01%
          LARGE CAP GROWTH                          N/A                N/A
          WEINGARTEN                             21.38%             21.77%




                                  CLASS C CUMULATIVE RETURNS
                                  --------------------------
                                                                    Since
                                                 One Year         Inception*
                                                 --------         ----------
          AGGRESSIVE GROWTH                         N/A              5.98%
          BLUE CHIP                              18.48%             40.04%
          CAPITAL DEVELOPMENT                  - 16.99%              2.45%
          CHARTER                                22.60%             35.91%
          CONSTELLATION                           4.54%             12.48%
          LARGE CAP GROWTH                          N/A             -6.12%
          WEINGARTEN                             21.38%             40.79%



* The inception date for the Class C shares of the Funds is August 4, 1997, except the inception date for the Class C shares of Aggressive Growth and Large Cap Growth is March 1, 1999.

         The performance data listed above is not necessarily indicative of the future performance of any of the Funds.


         Average annual return is not available for Class A, B and C shares of Demographic Trends, Large Cap Basic Value and Mid Cap because these classes had no operations prior to April 30, 1999.


YIELD QUOTATIONS

        The standard formula for calculating yield is as follows:


                                                    6
                       YIELD = 2[((A-B)/(C X D) + 1) -1]

Where     a =   dividends and interest earned during a stated 30-day period.
                for purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).
         b  =   expense accrued during period (net of reimbursement).
         c  =   the average daily number of shares outstanding during the
                period.
         d  =   the maximum offering price per share on the last day of the period.

         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Incorporated and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services.

         Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Russell(R) indices, the Standard & Poor's 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

         The CPI, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. Standard & Poor's 500 Stock Index is a group of unmanaged securities widely regarded by investors as representative of the stock market in general. Comparisons assume the reinvestment of dividends. Fixed Price Investments, such as bank certificates of deposits and savings accounts, are generally backed by federal agencies for up to $100,000.

         In addition, each Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events.

         Each Fund's advertising may from time to time include discussions of general economic conditions and interest rates. Each Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

         From time to time, Fund sales literature and/or advertisements may disclose (i) top holdings included in the Fund's portfolio, (ii) certain selling group members, and/or (iii) certain institutional shareholders.

         From time to time, Demographic Trends sales literature and/or advertisements may quote (i) Harry S. Dent, Jr.'s theories on why the coming decade may offer unprecedented opportunities for investors, including his opinions on the stock market outlook and where growth may be strongest; (ii) Harry S. Dent, Jr.'s opinions and theories from his books and publications, including, but not limited to, Job Shock, The Great Boom Ahead and The Roaring 2000s, including his beliefs that (a) people's spending patterns may help predict the stock market, (b) the stock market has tended to perform best when a generation has reached its peak spending years from ages 45-50, and (c) as more and more baby boomers reach their peak spending age, they could propel stock prices up for the next decade; and (iii) Harry S. Dent, Jr.'s S-curve analysis, a forecasting tool used to analyze products that show remarkable growth.


         Large Cap Growth invests primarily in domestic "brand-name" companies that are domiciled in the U.S. and compete in the global marketplace. By investing in companies whose products and services are marketed around the world, Large Cap Growth attempts to capture potential growth in foreign markets, while benefiting from the growth opportunities and relative stability of the U.S. marketplace.


         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY


         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.


         Some of the securities in which the Funds invest are traded in over-the-counter markets. In such transactions, a Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. ("AIM Capital") (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.


         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS


         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS

         As of October 31, 1998, Blue Chip and Charter held an amount of common stock issued by Merrill Lynch & Co. having a market value of $13,035,000 and $41,475,000, respectively, and common stock issued by Morgan Stanley, Dean Witter, Discover & Co. having a market value of $19,425,000, and $42,087,500, respectively.

BROKERAGE COMMISSIONS PAID

         For the fiscal years ended October 31, 1998, 1997 and 1996, Aggressive Growth paid brokerage commissions of $5,098,276, $4,026,523 and $3,244,570, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Aggressive Growth's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $393,505,382 and the related brokerage commissions were $892,852.

         For the fiscal years ended October 31, 1998, 1997 and the fiscal period ended October 31, 1996, Blue Chip paid brokerage commissions of $1,457,590, $858,396 and $121,246, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Blue Chip's brokerage transactions to certain broker-dealers that provide AIM with certain research, statistical and other information. Such transactions amounted to $58,005,198 and the related brokerage commissions were $66,836.

         For the fiscal years ended October 31, 1998, 1997 and the fiscal period ended October 31, 1996, Capital Development paid brokerage commissions of $2,277,419, $628,188 and $219,931. For the fiscal year ended October 31, 1998,
AIM allocated certain of Capital Development's brokerage transactions to certain broker-dealers that provide AIM with certain research, statistical and other information. Such transactions amounted to $138,016,129 and the related brokerage commissions were $291,193.

         For the fiscal years ended October 31, 1998, 1997 and 1996, Charter paid brokerage commissions of $15,567,811, $12,073,633 and $9,213,125, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Charter's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $738,229,694 and the related brokerage commissions were $844,218.

         For the fiscal years ended October 31, 1998, 1997 and 1996, Constellation paid brokerage commissions of $25,285,665, $16,928,988 and $13,032,299, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Constellation's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $1,798,503,544 and the related brokerage commissions were $2,714,083.

         For the fiscal years ended October 31, 1998, 1997 and 1996, Weingarten paid brokerage commissions of $19,810,852, $17,413,682 and $21,795,437, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Weingarten's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $1,115,120,365 and the related brokerage commissions were $1,262,948.

PORTFOLIO TURNOVER

         The portfolio turnover rate of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten is shown under "Financial Highlights" in the applicable Prospectus. Higher portfolio turnover increases transaction costs to the Fund.


                         INVESTMENT STRATEGIES AND RISKS

         The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the applicable Prospectus under the heading "Investment Objective and Strategies" and "Principal Risks of Investing in the Fund."

         Each of the Funds may invest, for temporary or defensive purposes, all or substantially all of their assets in corporate bonds, commercial paper, or U.S. Government obligations. In addition, a portion of each Fund's assets may be held, from time to time, in cash, repurchase agreements or other short-term debt securities when such positions are deemed advisable in light of economic or market conditions. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see the Appendix to this Statement of Additional Information.

         COMMON STOCKS -- The Funds will invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCKS -- The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

         CONVERTIBLE SECURITIES -- The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although each Fund will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, it invests without regard to corporate bond ratings. Capital Development does not intend to invest more than 5% of its net assets in convertible securities. Blue Chip does not intend to invest more than 10% of its total assets in convertible securities.

         CORPORATE DEBT SECURITIES -- The Funds may invest in corporate debt securities. Corporations issue debt securities of various types, including bonds and debentures (which are long-term), notes (which may be short- or long-term), bankers acceptances (indirectly secured borrowings to facilitate commercial transactions) and commercial paper (short-term unsecured notes). These securities typically provide for periodic payments of interest, at a rate which may be fixed or adjustable, with payment of principal upon maturity and are generally not secured by assets of the issuer or otherwise guaranteed. The values of fixed rate income securities tend to vary inversely with changes in interest rates, with longer-term securities generally being more volatile than shorter-term securities. Corporate securities frequently are subject to call provisions that entitle the issuer to repurchase such securities at a predetermined price prior to their stated maturity. In the event that a security is called during a period of declining interest rates, the Fund may be required to reinvest the proceeds in securities having a lower yield. In addition, in the event that a security was purchased at a premium over the call price, a Fund will experience a capital loss if the security is called. Adjustable rate corporate debt securities may have interest rate caps and floors.


         Blue Chip and Large Cap Growth will not invest in non-convertible corporate debt securities rated below investment grade by Standard and Poor's Ratings Services ("S&P") and Moody's Investors Service ("Moody's") or in unrated non-convertible corporate debt securities believed by the Fund's investment adviser to be below investment grade quality. Securities rated in the four highest long-term rating categories by S&P and Moody's are considered to be "investment grade." S&P's fourth highest long-term rating category is "BBB", with BBB- being the lowest investment grade rating. Moody's fourth highest long-term rating category is "Baa", with Baa3 being the lowest investment grade rating. Publications of S&P indicate that it assigns securities to the "BBB" rating category when such securities are "regarded as having an adequate capacity to pay interest and repay principal. Such securities normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay," whereas securities rated AAA by S&P are regarded as having "capacity to pay interest and repay principal that is extremely strong." Publications of Moody's indicate that it assigns securities to the "Baa rating category when such securities are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well," whereas securities rated Aaa by Moody's "are judged to be of the best quality" and "carry the smallest degree of investment risk."


         U.S. GOVERNMENT SECURITIES -- The Funds may invest in securities issued or guaranteed by the United States government or its agencies or instrumentalities. These include Treasury securities (bills, notes, bonds and other debt securities) which differ only in their interest rates, maturities and times of issuance. U.S. Government agency and instrumentality securities include securities which are supported by the full faith and credit of the U.S., securities that are supported by the right of the agency to borrow from the U.S. Treasury, securities that are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and securities that are supported only by the credit of such agencies. While the U.S. Government may provide financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. The values of such securities fluctuate inversely to interest rates.

REAL ESTATE INVESTMENT TRUSTS ("REITs")


         To the extent consistent with their respective investment objectives and policies, the Funds may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 25% of the total assets of any of the Funds.

         REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

         To the extent that a Fund has the ability to invest in REITs, such Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic condition, adverse change in the climate for real estate, environmental liability risks, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

FOREIGN SECURITIES


         To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. Each of Aggressive Growth, Blue Chip, Capital Development, Demographic Trends, Large Cap Basic Value, Large Cap Growth And Mid Cap may invest up to 25% of its total assets in foreign securities. Each of Charter, Constellation and Weingarten may invest up to 20% of its total assets in foreign securities. For purposes of computing such limitation American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.


         To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

         Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

         Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.


         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.


         Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments.

         Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

FOREIGN EXCHANGE TRANSACTIONS

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange-traded futures contracts. The Fund may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. The Fund's dealings in foreign exchange may involve specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. The Fund will not speculate in foreign exchange, nor commit a larger percentage of its total assets to foreign exchange hedges than the percentage of its total assets that it could invest in foreign securities.

ILLIQUID SECURITIES

         None of the Funds will invest more than 15% of their net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

RULE 144A SECURITIES


         The Funds may purchase privately placed securities that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as a Fund, to trade in securities that have not been registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, the Funds may each make secured loans of portfolio securities amounting to not more than 33-1/3% of its total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

REPURCHASE AGREEMENTS

         The Funds may each enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time. Repurchase agreements are not included in each Fund's restrictions on lending. Repurchase agreements are considered to be loans by each Fund under the 1940 Act.

         Charter may enter into repurchase agreements (at any time, up to 50% of its net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash. Charter will not invest in a repurchase agreement of more than seven days' duration if, as a result of that investment, the amount of repurchase agreements of more than seven days' duration and other illiquid assets of Charter would exceed 15% of its assets.

REVERSE REPURCHASE AGREEMENTS


         Consistent with Charter's, Demographic Trends', Large Cap Basic Value's and Mid Cap's policies on borrowings, Charter, Demographic Trends , Large Cap Basic Value and Mid Cap may invest in reverse repurchase agreements with banks, which involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Funds may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid securities having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.


SPECIAL SITUATIONS

         Although Constellation does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

SHORT SALES


         Although Aggressive Growth, Blue Chip, Constellation, Demographic Trends, Large Cap Basic Value, Large Cap Growth, Mid Cap and Weingarten do not currently intend to do so, they and Capital Development may each enter into short sales transactions. None of Aggressive Growth, Blue Chip, Capital Development, Constellation, Demographic Trends, Large Cap Basic Value, Large Cap Growth, Mid Cap or Weingarten will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of Aggressive Growth, Blue Chip, Capital Development, Constellation, Demographic Trends, Large Cap Basic Value, Large Cap Growth, Mid Cap and Weingarten for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of the respective Fund's net assets (10% of the value of total assets of Aggressive Growth) be deposited or pledged as collateral for such sales at any time.


WARRANTS

         The Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

         Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such assets declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent cash and securities are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.

INVESTMENT IN UNSEASONED ISSUERS


         Charter, Demographic Trends, Large Cap Basic Value and Mid Cap may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.


INVESTMENT IN OTHER INVESTMENT COMPANIES

         Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION


         The Funds may each use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).


GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

         The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.


         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.


         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract, forward contract or option thereon at any particular time.


         (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.


         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

COVER


         Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

WRITING CALL OPTIONS

         Each of the Funds may write (sell) covered call options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a call option, a Fund would have the obligation to deliver the underlying security, cash or currency (depending on the type of derivative) to the holder (buyer) at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of a Fund continues, it may be assigned an exercise notice, requiring it to deliver the underlying security, cash or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         When writing a call option a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security, contract or currency above the exercise price, and retains the risk of loss should the price of the security, contract or currency decline. Unlike one who owns securities, contracts or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, contracts or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

WRITING PUT OPTIONS

         Each of the Funds may write (sell) covered put options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a put option, a Fund would have the obligation to buy the underlying security, contract or currency (depending on the type of derivative) at the exercise price at any time until (American style) or on (European style) the expiration date. This obligation terminates upon the expiration of the put option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay for the underlying security, contract or currency. The risk in such a transaction would be that the market price of the underlying security, contract or currency would decline below the exercise price less the premium received.

PURCHASING PUT OPTIONS

         Each of the Funds may purchase put options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.


         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon exercise of said option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

         A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a "put option" on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as put spreads. Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar".


PURCHASING CALL OPTIONS

         Each of the Funds may purchase covered call options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, contract or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.


         Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.


         The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

INDEX OPTIONS


         Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.


         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

LIMITATIONS ON OPTIONS

         A Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS


         Each of the Funds may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" OR "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.


         A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place. A stock index future provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Future is outstanding.


         The Funds will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC").


         Closing out an open Future is effected by entering into an offsetting Future for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Future at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Future.

         A Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.


         "Margin" with respect to Futures is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and maintain its open positions in Futures. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Future is set by the exchange on which the Future is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures more or less valuable, a process known as marking-to-market.


         If a Fund were unable to liquidate a Future or an option on a Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

OPTIONS ON FUTURES CONTRACTS

         Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account.

FORWARD CONTRACTS

         A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.


         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.


         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES


         To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.



                             INVESTMENT RESTRICTIONS

         The following fundamental policies and investment restrictions have been adopted by each Fund as indicated and, except as noted, such policies cannot be changed without the approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

AGGRESSIVE GROWTH

         Aggressive Growth may not:

         (a) with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities including securities issued by its agencies and instrumentalities and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order);

         (b) concentrate 25% or more of its investments in a particular industry;

         (c) make short sales of securities (unless at all times when a short position is open it either owns an amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's total assets (taken at current value) is held for such sales at any one time) or purchase securities on margin, but it may obtain such short-term credit as is necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in stock index futures contracts and options thereon;

         (d) act as a securities underwriter under the 1933 Act;

         (e) make loans, except (i) through the purchase of a portion of an issue of bonds or other obligations of types commonly offered publicly and purchased by financial institutions, and (ii) through the purchase of short-term obligations (maturing within a year), including repurchase agreements, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (f) borrow, except that the Fund may enter into stock index futures contracts and that the right is reserved to borrow from banks, provided that no borrowing may exceed one-third of the value of its total assets (including the proceeds of such borrowing) and may secure such borrowings by pledging up to one-third of the value of its total assets. (For the purposes of this restriction, neither collateral arrangements with respect to margin for a stock index futures contracts nor the segregation of securities in connection with short sales are deemed to be a pledge of assets); or

         (g) buy or sell commodities, commodity contracts or real estate.

         Aggressive Growth does not intend (a) to invest for the purposes of influencing management or exercising control; or (b) to purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. The investment policies stated in this paragraph are not fundamental policies of the Funds and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the investment policies stated above become effective.

         Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets will not be considered to be a violation of the restriction.

BLUE CHIP

         Blue Chip may not:

                  (a) issue bonds, debentures or senior equity securities;

                  (b) concentrate its investments; that is, invest 25% or more of the value of its assets in issuers which conduct their business operations in the same industry;

                  (c) invest in real estate, except that this restriction does not preclude investments in real estate investment trusts;

                  (d) write, purchase, or sell puts, calls, straddles, spreads or combinations thereof (other than covered put and call options), or sell securities short (except against the box collateralized by not more than 10% of its net assets) or deal in commodities;

                  (e) make loans, except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or purchasing short-term obligations, is not considered to be a loan for purposes of this restriction, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

                  (f) purchase securities on margin, except that the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities;

                  (g) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings; or

                  (h) act as an underwriter of securities of other issuers.

         In addition, Blue Chip may not (a) with respect to 75% of the Fund's total assets, invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities) or purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; or (b) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CAPITAL DEVELOPMENT

         Capital Development may not:

         (a) with respect to 75% of the total assets of the Fund, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (b) concentrate its investments; that is, invest 25% or more of the value of its total assets in issuers who conduct their business operations in the same industry;

         (c) buy or sell commodities or commodity contracts or purchase or sell real estate or other interests in real estate including real estate limited partnership interests, except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities or in master limited partnership interests that are traded on a national securities exchange;

         (d) make loans, except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or purchasing short-term obligations, is not considered to be a loan for purposes of this restriction, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) purchase securities on margin, except that the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities, or sell securities short (except against the box and collateralized by not more than 10% of its net assets);

         (f) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) provided that no borrowing may exceed one-third of the value of its total assets, including the proceeds of such borrowings, and may secure such borrowings by pledging up to one-third of the value of its total assets;

         (g) act as an underwriter of securities of other issuers; or

         (h) issue bonds, debentures, or senior equity securities.

         In addition, Capital Development may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. This additional restriction is not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CHARTER

         Charter may not:

         (a) purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuers, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         (b) concentrate its investments; that is, invest 25% or more of the value of its assets in any particular industry;

         (c) purchase or sell real estate or other interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities);

         (d) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts, or deal in oil, gas, or other mineral exploration or development programs;

         (e) make loans (except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or entering into a repurchase agreement, is not considered to be a loan for purposes of this restriction), provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (f) purchase securities on margin or sell short;

         (g) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings;

         (h) invest in companies for the purpose of exercising control or management, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (i) act as an underwriter of securities of other issuers;

         (j) purchase from or sell to any officer, director or employee of the Fund, or its advisors or distributor, or to any of their officers or directors, any securities other than shares of the capital stock of Charter; or

         (k) purchase or retain the securities of any issuer if those officers and directors of the Company, its advisors or distributor owning individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

         In addition, Charter may not (a) issue senior securities, except to the extent permitted by applicable law or exemptive order, or (b) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These restrictions are not fundamental and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CONSTELLATION

         Constellation may not:

         (a) invest for the purpose of exercising control over or management of any company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (b) engage in the underwriting of securities of other issuers;

         (c) purchase and sell real estate or commodities or commodity contracts;

         (d) make loans, except by the purchase of a portion of an issue of publicly distributed bonds, debentures or other obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) invest in interests in oil, gas or other mineral exploration or development programs; or

         (f) invest 25% or more of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry.

         In addition, Constellation may borrow money to a limited extent from banks (including the Fund's custodian bank) for temporary or emergency purposes or to purchase or carry securities. The Fund may borrow funds from a bank (including its custodian bank) to purchase or carry securities only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. For the purpose of determining this 300% asset coverage requirement, the Fund's liabilities will not include the amount borrowed but will include the market value, at the time of computation, of all securities borrowed by the Fund in connection with short sales. The amount of borrowing will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of the Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. The Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by the Fund with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

         The Board of Directors of the Company has also adopted the following limitations which are not matters of fundamental policy of Constellation and which may be changed without shareholder approval:

         (a) the Fund may not issue senior securities, except to the extent permitted by applicable law or exemptive order; or

         (b) the Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

         Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets, will not be considered to be a violation of the restriction.

DEMOGRAPHIC TRENDS

         Demographic Trends is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares:


                  (a) the Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.


                  (b) the Fund may not borrow money, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (c) the Fund may not issue senior securities, except as may be permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (d) the Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

                  (e) the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

                  (f) the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

                  (g) the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions such as futures, contracts and options thereon or investing in securities that are secured by physical commodities.

                  (h) the Fund may not make personal loans or loans to persons who control or are under the common control of the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

                  (i) the Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide Demographic Trends with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though Demographic Trends has this flexibility, the Board of Directors of the Company has adopted internal guidelines for the Fund relating to certain of these restrictions which the adviser must follow in managing the Fund. Any changes to these guidelines, which are set forth below, require the approval of the Board of Directors.

         1.       In complying with the diversification restriction set forth in
                  (a), the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (ii) the fund would hold more than 10% of the outstanding voting securities of that issuer. The fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment adviser, subject to the terms and conditions of any exemptive orders issued by the SEC.


         2. In complying with the borrowing restriction set forth in (b), the Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment adviser (an "AIM Fund"). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowing from banks exceed 5% of the Fund's total assets.


         3.       In complying with the concentration restriction set forth in
                  (e) above, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         4. In complying with the lending restrictions set forth in (h) above, the Fund may lend up to 33-1/3% of its total assets and may lend money to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         5. Notwithstanding the restriction set forth in (i) above, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as the Fund.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.


LARGE CAP BASIC VALUE

          Large Cap Basic Value is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares:

                  (a) the Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (b) the Fund may not borrow money, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (c) the Fund may not issue senior securities, except as may be permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (d) the Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

                  (e) the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

                  (f) the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

                  (g) the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions such as futures, contracts and options thereon or investing in securities that are secured by physical commodities.

                  (h) the Fund may not make personal loans or loans to persons who control or are under the common control of the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

                  (i) the Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.


         The investment restrictions set forth above provide Large Cap Basic Value with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though Large Cap Basic Value has this flexibility, the Board of Directors of the Company has adopted internal guidelines for the Fund relating to certain of these restrictions which the adviser must follow in managing the Fund. Any changes to these guidelines, which are set forth below, require the approval of the Board of Directors.


         1.       In complying with the diversification restriction set forth in
                  (a), the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (ii) the fund would hold more than 10% of the outstanding voting securities of that issuer. The fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment adviser, subject to the terms and conditions of any exemptive orders issued by the SEC.

         2. In complying with the borrowing restriction set forth in (b), the Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment adviser (an "AIM Fund"). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowing from banks exceed 5% of the Fund's total assets.


         3.       In complying with the concentration restriction set forth in
                  (e) above, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         4. In complying with the lending restrictions set forth in (h) above, the Fund may lend up to 33-1/3% of its total assets and may lend money to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         5. Notwithstanding the restriction set forth in (i) above, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as the Fund.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.


LARGE CAP GROWTH

         Large Cap Growth may not:

                  (a) issue bonds, debentures or senior equity securities;

                  (b) concentrate its investments; that is, invest 25% or more of the value of its assets in issuers which conduct their business operations in the same industry;

                  (c) invest in real estate, except that this restriction does not preclude investments in real estate investment trusts;

                  (d) make loans, except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or purchasing short-term obligations, is not considered to be a loan for purposes of this restriction, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

                  (e) purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities;

                  (f) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings;

                  (g) act as an underwriter of securities of other issuers; or

                  (h) purchase physical commodities.


         In addition, Large Cap Growth may not (a) with respect to 75% of the Fund's total assets, invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S.

Government and its instrumentalities) or purchase more than 10% of the outstanding securities of any one issuer or (b) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.


MID CAP

         Mid Cap is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund=s outstanding shares:

                  (a) the Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (b) the Fund may not borrow money, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (c) the Fund may not issue senior securities, except as may be permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (d) the Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

                  (e) the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

                  (f) the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

                  (g) the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions such as futures, contracts and options thereon or investing in securities that are secured by physical commodities.

                  (h) the Fund may not make personal loans or loans to persons who control or are under the common control of the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

                  (i) the Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide Mid Cap with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though Mid Cap has this flexibility, the Board of Directors of the Company has adopted internal guidelines for the Fund relating to certain of these restrictions which the adviser must follow in managing the Fund. Any changes to these guidelines, which are set forth below, require the approval of the Board of Directors.

          1.      In complying with the diversification restriction set forth in
                  (a), the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the fund=s total assets would be invested in the securities of that issuer, or (ii) the fund would hold more than 10% of the outstanding voting securities of that issuer. The fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment adviser, subject to the terms and conditions of any exemptive orders issued by the SEC.

          2. In complying with the borrowing restriction set forth in (b), the Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment adviser (an "AIM Fund"). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowing from banks exceed 5% of the Fund's total assets.

          3.      In complying with the concentration restriction set forth in
                  (e) above, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          4. In complying with the lending restrictions set forth in (h) above, the Fund may lend up to 33-1/3% of its total assets and may lend money to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

          5. Notwithstanding the restriction set forth in (i) above, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as the Fund.

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.}


WEINGARTEN

          Weingarten may not:

          (a) issue bonds, debentures or senior equity securities;

          (b) underwrite securities of other companies or purchase restricted securities ("letter stock");

         (c) invest in real estate, except that the Fund may purchase securities of real estate investment trusts;

         (d) lend money, except in connection with the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate or governmental obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (f) purchase shares in order to control management of a company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (g) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts;

         (h) invest 25% or more of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry; or

         (i) borrow money or pledge its assets, except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings.

         In addition, Weingarten may not (a) invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities); (b) purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; or (c) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

                                   MANAGEMENT


         The overall management of the business and affairs of the Funds is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to a Fund, including the Master Advisory Agreement with AIM, the Master Sub-Advisory Agreement between AIM and AIM Capital with respect to the Funds, the Master Administrative Services Agreement with AIM, the Master Distribution Agreement with AIM Distributors as the distributor of the shares of the Retail Classes of the Funds, the Custodian Agreement with State Street Bank and Trust Company as custodian and the Transfer Agency and Service Agreement with A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") as transfer agent. The day-to-day operations of each Fund are delegated to its officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.


DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

=========================================================================================================================
                                      POSITIONS HELD
        NAME, ADDRESS AND AGE         WITH REGISTRANT                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
*CHARLES T. BAUER (80)                Director and           Chairman of the Board of Directors, A I M Management
                                      Chairman               Group Inc.; A I M Advisors, Inc., A I M Capital Management,
                                                             Inc., A I M Distributors, Inc., A I M Fund Services, Inc.,
                                                             and Fund Management Company; and Vice Chairman and Director,
                                                             AMVESCAP PLC.
-------------------------------------------------------------------------------------------------------------------------
BRUCE L. CROCKETT (55)                 Director              Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                               Director, President and Chief Executive Officer, COMSAT
McLean, VA 22102                                             Corporation; and Chairman, Board of Governors of INTELSAT
                                                             (international communi-cations company).
-------------------------------------------------------------------------------------------------------------------------
OWEN DALY II (74)                     Director               Director, Cortland  Trust Inc. (investment company).
Six Blythewood Road                                          Formerly, Director, CF & I Steel Corp., Monumental Life
Baltimore, MD 21210                                          Insurance Company and Monumental General Insurance
                                                             Company; and Chairman of the Board of Equitable
                                                             Bancorporation.
-------------------------------------------------------------------------------------------------------------------------
EDWARD K.  DUNN, JR. (64)             Director               Chairman of the Board of Directors, Mercantile Mortgage
2 Hopkins Plaza, 20th Floor                                  Corp; Formerly, Vice Chairman of the Board of Directors
Baltimore, MD 21201                                          and  President, Mercantile - Safe Deposit & Trust Co.;
                                                             and President, Mercantile Bankshares.
-------------------------------------------------------------------------------------------------------------------------
JACK FIELDS (47)                      Director               Chief Executive Officer, Texana Global, Inc.(foreign
Jetero Plaza, Suite E                                        trading company) and Twenty-First Century Group, Inc.
8810 Will Clayton Parkway                                    (governmental affairs company). Formerly, Member of
Humble, Texas 77338                                          the U.S. House of Representatives.
-------------------------------------------------------------------------------------------------------------------------
***CARL FRISCHLING (62)               Director               Partner, Kramer, Levin, Naftalis & Frankel LLP (law
919 Third Avenue                                             firm).  Formerly Partner, Reid & Priest (law firm).
New York, NY  10022
-------------------------------------------------------------------------------------------------------------------------
****ROBERT H. GRAHAM (52)             Director and           Director, President and Chief Executive Officer, A I M
                                      President              Management Group Inc.; Director and  President, A I M
                                                             Advisors, Inc.; Director and Senior Vice President, A I
                                                             M Capital Management, Inc., A I M Distributors, Inc.,
                                                             A I M Fund Services, Inc., and Fund Management Company;
                                                             Director, AMVESCAP PLC.
-------------------------------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (48)               Director               Chief Executive Officer, YWCA of the U.S.A.;
350 Fifth Avenue, Suite 301                                  Commissioner, New York City Department for
New York, NY 10118                                           the Aging; and Member of the Board of Directors,
                                                             Metropolitan Transportation Authority of New York State.
-------------------------------------------------------------------------------------------------------------------------


--------------------

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

*** A director who is an "interested person" of the Company as defined in the 1940 Act.

**** A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

=========================================================================================================================
                                      POSITIONS HELD
        NAME, ADDRESS AND AGE         WITH REGISTRANT                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK (56)                 Director               Attorney in private practice in Houston, Texas.
6363 Woodway, Suite 825
Houston, TX 77057
-------------------------------------------------------------------------------------------------------------------------
LOUIS S. SKLAR (59)                   Director               Executive Vice President, Development and Operations,
Transco Tower, 50th Floor                                    Hines Interests Limited Partnership (real
2800 Post Oak Blvd.                                          estate development).
Houston, TX  77056
-------------------------------------------------------------------------------------------------------------------------
GARY T. CRUM (51)                     Senior Vice            Director and President, A I M Capital Management,  Inc.;
                                      President              Director and Senior Vice President, A I M  Management
                                                             Group Inc. and A I M Advisors, Inc.; and Director,  A I M
                                                             Distributors, Inc. and AMVESCAP PLC.
-------------------------------------------------------------------------------------------------------------------------
CAROL F. RELIHAN (44)                 Senior Vice            Director, Senior Vice President, General Counsel and
                                      President              Secretary, A I M Advisors,  Inc.; Senior Vice President,
                                      and Secretary          General Counsel and Secretary, A I M Management Group
                                                             Inc.; Director, Vice President and General Counsel,
                                                             Fund  Management Company; General Counsel and Vice
                                                             President,  A I M Fund Services, Inc.; and Vice
                                                             President, A I M Capital Management, Inc., and A I M
                                                             Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------
MELVILLE B. COX (55)                  Vice President         Vice President and  Chief Compliance Officer, A I M
                                                             Advisors, Inc., A I M Capital Management, Inc., A I M
                                                             Distributors,  Inc., A I M Fund Services, Inc., and Fund
                                                             Management Company.
-------------------------------------------------------------------------------------------------------------------------
DANA R. SUTTON (40)                   Vice President and     Vice President and Fund Controller, A I M Advisors,
                                      Treasurer              Inc.; and  Assistant Vice President and Assistant
                                                             Treasurer, Fund Management Company.
-------------------------------------------------------------------------------------------------------------------------
EDGAR M. LARSEN (58)                  Vice President         Vice President, A I M Capital Management Inc.
=========================================================================================================================

      The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

      The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock, Sklar and Ms. Mathai-Davis. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

      The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Sklar (Chairman) and Ms. Mathai-Davis. The Investment Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

      The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Sklar and Ms. Mathai-Davis. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

      All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM.

Remuneration of Directors

      Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. Each director who is not also an officer of the Company is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

      Set forth below is information regarding compensation paid or accrued for each director of the Company:

========================================================================================================
                                                                 RETIREMENT
                                           AGGREGATE              BENEFITS                     TOTAL
                                         COMPENSATION              ACCRUED                 COMPENSATION
                                           FROM THE              BY ALL AIM                  FROM ALL
    DIRECTOR                              COMPANY(1)              FUNDS(2)                 AIM FUNDS(3)
--------------------------------------------------------------------------------------------------------
Charles T. Bauer                        $       0               $       0                $        0
--------------------------------------------------------------------------------------------------------
Bruce L. Crockett                          23,162                  37,485                    96,000
--------------------------------------------------------------------------------------------------------
Owen Daly II                               23,162                 122,898                    96,000
--------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                        14,866                       0                    78,889
--------------------------------------------------------------------------------------------------------
Jack Fields                                23,038                  15,826                    95,500
--------------------------------------------------------------------------------------------------------
Carl Frischling(4)                         23,162                  97,971                    95,500
--------------------------------------------------------------------------------------------------------
Robert H. Graham                                0                       0                         0
--------------------------------------------------------------------------------------------------------
John F. Kroeger(5)                         21,972                 107,896                    91,654
--------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                          2,126                       0                    32,636
--------------------------------------------------------------------------------------------------------
Lewis F. Pennock                           23,162                  45,766                    95,500
--------------------------------------------------------------------------------------------------------
Ian Robinson(6)                            22,787                  94,442                    94,500
--------------------------------------------------------------------------------------------------------
Louis S. Sklar                             22,907                  90,232                    95,500
========================================================================================================

(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended October 31, 1998, including interest earned thereon, was $112,867.

(2) During the fiscal year ended October 31, 1998, the total amount of expenses allocated to the Company in respect of such retirement benefits was $222,013. Data reflects compensation for the calendar year ended December 31, 1998.

(3) Each Director serves as director or trustee of a total of 12 registered investment companies advised by AIM (comprised of over 50 portfolios). Data reflects total compensation for the calendar year ended December 31, 1998.

(4) During the year ended October 31, 1998, Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten, each paid $10,572, $5,463, $5,579, $12,926, $31,902 and $16,595, respectively, in legal fees to Mr. Frischling's law firm, Kramer, Levin, Naftalis & Frankel LLP for services rendered.


(5) Mr. Kroeger was a director until June 11, 1998, when he resigned. On that date he became a consultant to the Company. Of the amount listed above, $12,784.63 was for compensation for services as a director and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."


(6) Mr. Robinson was a director until March 12, 1999, when he retired.

AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) and based on the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Ms.
Mathai-Davis are 11, 11, 0, 1, 21, 20, 17, 11, 9, and 0 years, respectively.

                    ESTIMATED ANNUAL BENEFITS UPON RETIREMENT


               ====================================================
                       Number of
                        Years of             Annual Retirement
                      Service With       Compensation Paid By All
                     the Applicable        Applicable AIM Funds
                       AIM Funds
               ====================================================
                           10                     $67,500
               ----------------------------------------------------
                           9                      $60,750
               ----------------------------------------------------
                           8                      $54,000
               ----------------------------------------------------
                           7                      $47,250
               ----------------------------------------------------
                           6                      $40,500
               ----------------------------------------------------
                           5                      $33,750
               ====================================================

Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five
(5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND SUB-ADVISORY AGREEMENTS

         AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM was organized in 1976, and, together with its subsidiaries, advises or manages over 110 investment portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers". AIM Capital, a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.

         AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund, and (d) abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Funds have entered into a Master Investment Advisory Agreement (the "Master Advisory Agreement") and a Master Administrative Services Agreement (the "Master Administrative Services Agreement") with AIM. In addition, AIM has entered into a Master Sub-Advisory Agreement (the "Master Sub-Advisory Agreement") with AIM Capital with respect to Charter, Weingarten and Constellation.

         Under the terms of the Master Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Pursuant to the Master Administrative Services Agreement, AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Funds, including the services of a principal financial officer of the Funds and related staff. As compensation to AIM for its services under the Master Administrative Service Agreements, the Funds reimburse AIM for expenses incurred by AIM or its subsidiaries in connection with such services.

         Under the terms of the Master Sub-Advisory Agreement, AIM has appointed AIM Capital to provide certain investment advisory services for each of Charter, Constellation and Weingarten, subject to overall supervision by AIM and the Company's Board of Directors. Certain of the directors and officers of AIM Capital are also executive officers of the Company.

         Both the Master Advisory Agreement and the Master Sub-Advisory Agreement provide that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM or AIM Capital, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Fund in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders and all other charges and costs of the Funds' operations unless otherwise explicitly provided.

         The Master Advisory Agreement and the Master Sub-Advisory Agreement each provide that if, for any fiscal year, the total of all ordinary business expenses of any Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation, exceed the applicable expense limitations imposed by state securities regulations in any state in which such Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees with respect to such Fund shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fees otherwise payable to AIM with respect to such Fund during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse each Fund, no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).

         The Master Advisory Agreement and the Master Sub-Advisory Agreement will continue from year to year only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the directors who are not parties to the agreements or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. Each agreement provides that the

Funds, AIM (in the case of the Master Advisory Agreement) or AIM Capital (in the case of the Master Sub-Advisory Agreement) may terminate such agreement on 60 days' written notice without penalty. Each agreement terminates automatically in the event of its assignment.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions set forth in the Master Advisory Agreement may not be terminated without shareholder approval.

         AIM has contractually agreed to a reduction of advisory fees for Charter, Constellation and Weingarten at net asset levels higher than those currently incorporated in the advisory fee schedule. Accordingly, with respect to each of Charter and Constellation, AIM receives a fee calculated at an annual rate of 1.0% of the first $30 million of such Fund's average daily net assets, plus 0.75% of such Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of such Fund's average daily net assets in excess of $150 million. With respect to Weingarten, AIM's fee is calculated at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million.


         With respect to Aggressive Growth, AIM's fee is calculated at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. With respect to Blue Chip and Capital Development, AIM is entitled to receive a fee calculated at an annual rate of 0.75% of the first $350 million of such Fund's average daily net assets, plus 0.625% of such Fund's average daily net assets in excess of $350 million. With respect to Demographic Trends, AIM is entitled to receive a fee calculated at an annual rate of 0.85% of the first $2 billion of average daily net assets plus 0.80% of the Fund's average daily net assets in excess of $2 billion. With respect to Large Cap Basic Value, AIM is entitled to receive a fee calculated at an annual rate of 0.60% of the first $1 billion of average daily net assets, plus 0.575% of the Fund's average daily net assets in excess of $1 billion to and including $2 billion of average daily net assets, plus 0.55% of the Fund's average daily net assets in excess of $2 billion. With respect to Large Cap Growth, AIM is entitled to receive a fee calculated at an annual rate of 0.75% of the first $1 billion of such Fund's average daily net assets, plus 0.70% of such Fund's average daily net assets in excess of $1 billion to and including $2 billion, plus 0.625% of such Fund's average daily net assets in excess of $2 billion. With respect to Mid Cap, AIM is entitled to receive a fee calculated at an annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $1 billion.


         As compensation for its services, AIM pays 50% of the advisory fees it receives pursuant to the Master Advisory Agreement with respect to Charter, Constellation and Weingarten to AIM Capital.

         Each Fund paid to AIM the following advisory fees net of any expense limitations (fee waivers) for the years ended October 31, 1998, 1997 and 1996:

                                                          1998              1997           1996
                                                          ----              ----           ----
         Aggressive Growth......................   $21,617,925         $19,244,957       $16,492,564
         Blue Chip..............................     8,680,763           3,154,473           256,773*
         Capital Development....................     7,886,238           3,371,800           280,248**
         Charter................................    31,058,588          24,725,606        16,529,891
         Constellation..........................    86,555,468          80,116,284        57,614,412
         Weingarten.............................    40,657,216          35,300,671        29,960,379

* For the period from June 3, 1996 (date of acquisition) through September 30, 1996 it was $188,544, and for the period October 1, 1996 through October 31, 1996 it was $68,229.

** For the period from June 17, 1996 (date operations commenced) through October 31, 1996.

         For the fiscal year ended October 31, 1998, 1997 and 1996, AIM waived advisory fees for each Fund as follows:

                                    1998            1997              1996
                                    ----            ----              ----
         Aggressive Growth ..... $        0    $         0    $         0
         Blue Chip .............          0        100,380         26,433*
         Capital Development....          0        262,189        144,946**
         Charter ...............    762,337        498,463        156,975
         Constellation .........  3,074,705      2,805,955      1,869,383
         Weingarten ............  2,917,461      2,187,021      1,458,804


* For the period from June 3, 1996 (date of acquisition) through September 30, 1996 it was $19,409, and for the period October 1, 1996 through October 31, 1996 it was $7,024.

** For the period from June 17, 1996 (date operations commenced) through October 31, 1996.

         Prior to June 3, 1996, the investment advisor to Blue Chip was Baird. Baird was also the Fund's distributor. Baird is an indirect partially-owned subsidiary of, and controlled by, The Northwestern Mutual Life Insurance Company. The BBC Fund and Baird entered into an investment advisory agreement pursuant to which Baird furnished continuous investment advisory services to the BBC Fund. That investment advisory agreement was terminated in connection with the reorganization of the BBC Fund. For the period October 1, 1995 through June 3, 1996 the BBC Fund paid Baird fees of $370,615.

         AIM, in turn, paid the following sub-advisory fees to AIM Capital, as sub-advisor for Charter, Constellation and Weingarten, for the years ended October 31, 1998, 1997 and 1996:

                                      1998           1997           1996
                                      ----           ----           ----
         Charter..................$15,529,294    $12,362,803    $ 8,264,946
         Constellation............ 43,277,734    40,058,142      28,807,206
         Weingarten............... 20,328,608    17,650,335      14,980,190

         The Master Administrative Services Agreement provides that AIM may perform or arrange for the performance of certain accounting and, shareholder services and other administrative services to each Fund which are not required to be performed by AIM under the Master Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Master Administrative Services Agreement will continue from year to year only if such continuance is specifically approved at least annually by
(i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and
(ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.

         In addition, the Transfer Agency and Service agreement for the Fund provides that AFS, a registered transfer agent and wholly owned subsidiary of AIM, will perform certain shareholder services for the Fund for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Fund, maintain shareholder accounts and provide shareholders with information regarding the Fund and their accounts.

         The Funds paid AIM the following amounts as reimbursement of administrative services costs for the years ended October 31, 1998, 1997 and 1996:

                                      1998            1997           1996
                                      ----            ----           ----
         Aggressive Growth........  $108,996       $  97,609      $  97,857
         Blue Chip................    85,043          73,653         20,545*
         Capital Development......    85,252          74,810         19,841**
         Charter..................   152,008         127,908         14,489
         Constellation............   295,926         251,513        212,800
         Weingarten...............   179,633         163,243        132,643

* For the period from June 3, 1996 (date of acquisition) through September 30, 1996 it was $16,236 and for the period October 1, 1996 through October 31, 1996 it was $4,309.

** For the period from June 17, 1996 (date operations commenced) through October 31, 1996.


         Prior to June 3, 1996, Fiduciary Management, Inc. ("FMI") served as the administrator to the BBC Fund. Pursuant to the administration agreement between FMI and the BBC Fund, FMI prepared and maintained the books, accounts and other documents required by the 1940 Act, determined the fund's net asset value, responded to shareholder inquiries, prepared the fund's financial statements and excise tax returns, prepared reports and filings with the Securities and Exchange Commission, furnished statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, and maintained the fund's financial accounts and records and generally assisted in all aspects of the fund's operations other than portfolio management. This administration agreement terminated in connection with the corporate reorganization of the BBC Fund.



                             THE DISTRIBUTION PLANS


         THE CLASS A AND C PLAN. The Company has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.35% per annum of their daily average net assets in the case of Blue Chip, Capital Development, Demographic Trends, Large Cap Basic Value, Large Cap Growth and Mid Cap, 0.30% per annum of their average daily net assets in the case of Charter, Constellation and Weingarten and 0.25% per annum of the average net assets of Aggressive Growth as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Demographic Trends, Large Cap Basic Value, Large Cap Growth and Mid Cap, and Weingarten pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.


         Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.


         THE CLASS B PLAN. The Company has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Demographic Trends, Large Cap Basic Value, Large Cap Growth, Mid Cap and Weingarten (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Demographic Trends, Large Cap Basic Value, Large Cap Growth, Mid Cap and Weingarten pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, the Funds pay a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including, but not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.


         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold shares of the Funds; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.


         The Company may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Demographic Trends, Large Cap Basic Value, Large Cap Growth, Mid Cap and Weingarten authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under
Section 401(a) of the Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining Contractholder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to Contractholders relative to the Fund as deemed necessary; generally, facilitating communications with Contractholders concerning investments in a Fund on behalf of Plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.

         Under a Shareholder Service Agreement, the Funds agree to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Funds' shares are held.

         The Plans are subject to any applicable limitations imposed from time to time by rules of the National Association of Securities Dealers, Inc.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions. AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         For the fiscal year ended October 31, 1998, with respect to Class A shares, Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten paid AIM Distributors under the Class A and C Plan $8,542,170, $2,772,279, $2,504,089, $11,101,044, $41,684,536 and $18,567,575,
respectively, or an amount equal to 0.25%, 0.35%, 0.35%, 0.30%, 0.30%, and 0.30%, respectively, of the Fund's Class A shares average daily net assets.

         For the fiscal year ended October 31, 1998, with respect to Class B shares, Blue Chip, Capital Development, Charter and Weingarten paid AIM Distributors under the Class B Plan $4,951,574, $4,422,958, $12,843,741 and $6,185,890, respectively, or an amount equal to 1.00%, 1.00%, 1.00% and 1.00%, respectively, of the Fund's Class B shares average daily net assets. For the period November 3, 1997 (date operations commenced) through October 31, 1998, with respect to Class B shares, Constellation paid AIM Distributors under the Class B Plan $1,576,409, or an amount equal to 1.00% of the Class B shares average daily net assets.

         For the fiscal year ended October 31, 1998, with respect to Class C shares, Blue Chip, Capital Development, Charter, Constellation and Weingarten paid AIM Distributors under the Class A and C Plan $315,731, $340,482, $216,922, $506,546 and $125,198, respectively, or an amount equal to 1.00%, 1.00%, 1.00%,
1.00% and 1.00%, respectively, of the Fund's Class C shares average daily net assets on an annualized basis.

         An estimate by category of actual fees paid by the following Funds under the Class A and C Plan during the year ended October 31, 1998, were allocated as follows:

                                AGGRESSIVE                    CAPITAL
                                  GROWTH       BLUE CHIP    DEVELOPMENT    CHARTER   CONSTELLATION   WEINGARTEN
                                ----------     ---------    -----------    -------   -------------   ----------

CLASS A
   Advertising                 $   247,250   $   403,517   $   429,227   $ 1,373,461   $ 4,647,983   $ 2,170,093

   Printing and mailing             25,044        41,918        44,213       140,986       474,074       222,499
   prospectuses, semi-
   annual reports and
   annual reports
   (other than to current
   shareholders)

   Seminars                         52,355        92,305        91,876       299,122       998,359       473,819

   Compensation to                       0             0             0             0             0       657,057
   Underwriters to partially
   offset other marketing
   expenses

   Compensation to               8,217,521     2,234,544     1,938,774     9,287,474    35,564,121    15,044,107
   Dealers including
   finder's fees

   Compensation to                       0             0             0             0             0             0
   Sales Personnel

   Annual Report Total           8,542,170     2,772,284     2,504,090    11,101,043    41,684,537    18,567,575

    An estimate by category of actual fees paid by the following Funds under the Class B Plan during the year ended October 31, 1998, were allocated as follows:

                                                CAPITAL
                                BLUE CHIP    DEVELOPMENT    CHARTER     CONSTELLATION   WEINGARTEN
                                ---------    -----------    -------     -------------   ----------
CLASS B
   Advertising                 $   569,530   $   532,496   $   798,722   $   270,819   $   363,136

   Printing and mailing             59,219        54,748        82,110        28,814        37,527
   prospectuses, semi-
   annual reports and
   annual reports
   (other than to current
   shareholders)
   Seminars                        130,136       114,552       175,158        69,778        80,366
   Compensation to               3,713,613     3,317,219     9,632,806     1,182,307     4,639,418
   Underwriters to partially
   offset other marketing
   expenses
   Compensation to                 478,987       403,943     2,154,945        24,692     1,065,443
   Dealers

   Compensation to                       0             0             0             0             0
   Sales Personnel

   Annual Report Totals          4,951,485     4,422,958    12,843,741     1,576,410     6,185,890

         An estimate by category of actual fees paid by the following Funds under the Class A and C Plan during the fiscal year ended October 31, 1998, were allocated as follows:

                                                CAPITAL
                                 BLUE CHIP    DEVELOPMENT    CHARTER  CONSTELLATION   WEINGARTEN
                                 ---------    -----------    -------  -------------   ----------
CLASS C
    Advertising                   $  8,874     $ 49,003     $ 31,654     $ 70,101     $ 17,777

    Printing and mailing               945        5,110        3,313        7,306        1,881
    prospectuses, semi-
    annual reports and
    annual reports
    (other than to current
    shareholders)

    Seminars                         1,862        9,758        6,441       15,104        3,483

    Compensation to                236,799      255,361      162,692      379,909       93,898
    Underwriters to partially
    offset other marketing
    expenses

    Compensation to                 67,253       21,248       12,822       34,126        8,159
    Dealers including
    finder's fees

    Compensation to                      0            0            0            0            0
    Sales Personnel

    Annual Report Totals           315,733      340,480      216,922      506,546      125,198

         The Plans require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Fund and its respective shareholders.

         The Plans do not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


         Unless the Plans are terminated earlier in accordance with their terms, the Plans continue in effect from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.


         The Plans may be terminated by the vote of a majority of the Qualified Directors, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. In the event the Class A and C Plan is amended in a manner which the Board of Directors determines would materially increase the charges paid by holders of Class A shares under the Class A and C Plan, the Class B shares of the Fund will no longer convert into Class A shares of the Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Directors will (i) create a new class of shares of the Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.


         The principal differences between the Class A and C Plan and the Class B Plan are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to .35% of average daily net assets of Blue Chip, Capital Development, Demographic Trends, Large Cap Basic Value and Large Cap Growth, Class A shares, .30% of average daily net assets of Charter, Constellation, Mid Cap and Weingarten's Class A shares and up to .25% of average daily net assets of Aggressive Growth's Class A shares as compared to 1.00% of such assets of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Demographic Trends, Large Cap Basic Value, Large Cap Growth, Mid Cap and Weingarten's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan); and
(iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.



                                 THE DISTRIBUTOR

         The Company has entered into distribution arrangements with AIM Distributors, P.O. Box 4739, Houston, TX 77210-4739, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor in the continuous offering of Class A, Class B and Class C shares of the Funds. Certain directors and officers of the Company are affiliated with AIM Distributors. The Company has entered into a Master Distribution Agreement with AIM Distributors relating to the Class A shares and Class C shares of the Funds and a Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds. Both such Master Distribution Agreements are hereinafter collectively, referred to as the "Distribution Agreements."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Retail Classes of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Funds at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds and Class C shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares.


         In the future, if multiple distributors serve Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Demographic Trends, Large Cap Basic Value, Large Cap Growth, Mid Cap or Weingarten, each such

Distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of such Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.


         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Company (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not effect the obligations of Class B shareholders to pay contingent deferred sales charges.


         From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreement relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the years or periods ended October 31, 1998, 1997 and 1996:

                                  1998                            1997                             1996
                                  ----                            ----                             ----
                         SALES         AMOUNT           SALES           AMOUNT            SALES            AMOUNT
                        CHARGES       RETAINED         CHARGES         RETAINED          CHARGES         RETAINED
                        -------       --------         -------         --------
Aggressive Growth..    $4,551,806       763,601       $42,392,109    $ 5,850,410     $ 11,683,056      $ 2,111,788
Blue Chip..........     9,984,437     1,557,995         7,418,585      1,139,512        1,000,546          144,343
Capital Development    10,092,451     1,536,318         7,852,157      1,212,125        6,850,693          926,213
Charter............    12,198,981     1,892,699        13,683,388      2,129,799       16,469,061        2,705,618
Constellation......    34,242,618     5,261,392        68,714,717     10,566,898      105,245,937       19,558,836
Weingarten.........    10,455,825     1,654,675         9,534,039      1,521,630       13,202,260        2,259,328

         The following chart reflects the contingent deferred sales charges paid by Class A shareholders of Blue Chip, Charter, Constellation and Weingarten for the fiscal years ended October 31, 1998, 1997 and 1996 and by Class A shareholders of Aggressive Growth for the fiscal year ended October 31, 1998, and for the Class A shareholders of Capital Development for the fiscal years ended October 31, 1998, 1997 and for the period June 17, 1996 (date operations commenced) through October 31, 1996, and by Class B shareholders of Charter and Weingarten for the fiscal years ended October 31, 1998, 1997 and 1996 and by Class B shareholders of Blue Chip and Capital Development for the fiscal years ended October 31, 1998, 1997 and for the period October 1, 1996 (inception date of Class B shares) through October 31, 1996, and for the Class C shareholders of all Funds for the fiscal year ended October 31, 1998 and for the period August 4, 1997 (inception date for Class C shares) through October 31, 1997.

                                                1998            1997          1996
                                                ----            ----          ----
         Aggressive Growth................. $  86,211           N/A           N/A
         Blue Chip.........................    61,498       $  50,289         N/A
         Capital Development...............   108,532          14,049      $    733
         Charter...........................   161,792          62,653        32,497
         Constellation.....................   510,316         253,473         N/A
         Weingarten........................    55,685          38,015        34,185

         Shares of the BBC Fund were sold at a public offering price which included a sales charge. The BBC Fund waived its sales charge in connection with sales to specified types of investors and on purchases of $1,000,000 or more, but imposed a contingent deferred sales charge upon the redemption of certain shares so purchased, which contingent deferred sales charge was paid to Baird.


                      SALES CHARGES AND DEALER CONCESSIONS


         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM European Development Fund, AIM Europe Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Large Cap Opportunities Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Growth Fund, Aim Mid Cap Opportunities Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund and AIM Weingarten Fund.


                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge           ----------
                                                            -----------------------------            As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                       Single Transaction                        Price         Invested              Price
                     -----------------------                -------------      ----------         ---------
                          Less than $   25,000                  5.50%           5.82%               4.75%
             $ 25,000 but less than $   50,000                  5.25            5.54                4.50
             $ 50,000 but less than $  100,000                  4.75            4.99                4.00
             $100,000 but less than $  250,000                  3.75            3.90                3.00
             $250,000 but less than $  500,000                  3.00            3.09                2.50
             $500,000 but less than $1,000,000                  2.00            2.04                1.60

         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and Technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.


                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge           ----------
                                                            -----------------------------            As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                       Single Transaction                        Price         Invested              Price
                     --------------------------             ------------       ----------         ----------
                         Less than $    50,000                  4.75%           4.99%               4.00%
             $ 50,000 but less than $  100,000                  4.00            4.17                3.25
             $100,000 but less than $  250,000                  3.75            3.90                3.00
             $250,000 but less than $  500,000                  2.50            2.56                2.00
             $500,000 but less than $1,000,000                  2.00            2.04                1.60

         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                                Dealer
                                                                                              Concession
                                                            Investor's Sales Charge           ----------
                                                         ----------------------------            As a
                                                            As a              As a            Percentage
                                                         Percentage        Percentage           of the
                                                        of the Public      of the Net           Public
                     Amount of Investment In              Offering          Amount             Offering
                       Single Transaction                    Price         Invested              Price
                     -----------------------            -------------     -----------        -----------
                     Less than $  100,000                  1.00%              1.01%             0.75%
        $100,000 but less than $  250,000                  0.75               0.76              0.50
        $250,000 but less than $1,000,000                  0.50               0.50              0.40


        There is no sales charge on purchases of $1,000,000 or more Of Category I, II or III funds; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.


        ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

        In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

        AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus
0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.


        AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record OF AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

        AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.



                       REDUCTIONS IN INITIAL SALES CHARGES

        Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

        The term "purchaser" means:

        o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

        o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

              a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

              b. each transmittal must be accompanied by a single check or wire transfer; and

              c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

        o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

        o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

        o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.


         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


         Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.


         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund ,
(ii) Class B and Class C shares of the AIM Funds and (iii) AIM Floating Rate
Fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.



         PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.


         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o       AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds(R), and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

         o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

         o       Purchases through approved fee-based programs;

         o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds.

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds; and

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time.

         As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

         Former GT Global funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70-1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to
Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


         Former GT Global funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70-1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


         CDSCs will not apply to the following:

         o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o       Redemptions following the death or post-purchase disability of
                 (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o       Certain distributions from individual retirement accounts,
                 Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o       Investment account(s) of AIM; and

         o Class C shares where the investor's dealer or record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.


         Upon the redemption of shares of funds in sales charge Categories I and II (see "Sales Charges and Dealer Concessions") purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:


         o       Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o       Private foundations or endowment funds;

         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and


         o Shares acquired by exchange from Class A shares of funds in sales charge Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.



                        HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of the Funds may be purchased appears in each Prospectus under the caption "Purchasing Shares - How to Purchase Shares."


         The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are listed under the caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value".


         Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in each Prospectus under the caption "Exchanging Shares."


         Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the caption "Redeeming Shares - How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchases shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. AIM intends to redeem all shares of the Funds in cash.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.


BACKUP WITHHOLDING


         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.


         An investor is subject to backup withholding if:

         (1)  the investor fails to furnish a correct TIN to the Fund, or
         (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or
         (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or
         (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or
         (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

          Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

          Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

     o    a corporation

     o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

     o    the United States or any of its agencies or instrumentalities

     o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

     o a foreign government or any of its political subdivisions, agencies or instrumentalities

     o an international organization or any of its agencies or instrumentalities

     o    a foreign central bank of issue

     o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

     o a futures commission merchant registered with the Commodity Futures Trading Commission

     o    a real estate investment trust

     o    an entity registered at all times during the tax year under the 1940
          Act

     o    a common trust fund operated by a bank under Section 584(a)

     o    a financial institution

     o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

     o    a trust exempt from tax under Section 664 or described in Section 4947

          Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

          IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

          NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                          NET ASSET VALUE DETERMINATION

          In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is determined once daily as of the close of trading of the NYSE (generally 4:00 p.m. Eastern Time), on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern
Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of trading on the NYSE will generally be used. The net asset values per share of the Retail Classes and the Institutional Class will differ because different expenses are attributable to each class. The income or loss and the expenses (except those listed below) of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. Distribution and service fees and transfer agency fees (to the extent different rates are charged to different classes) are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market system) is valued on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or lacking a last sale, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as dividend rate, yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or for which market quotations are not reflective of fair value are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares - How to Purchase Shares," and "Redeeming Shares -How to Redeem Shares" and "Pricing of Shares@ in each Prospectus.)

          Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

          Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

          Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

          Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.


          Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gains to redemptions of Fund shares and will reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.


          In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

          In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the companies, and securities of other issuers, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

          If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY

          In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

          In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (a) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (b) the asset is otherwise held by the Fund as part of a "straddle", or (c) the asset is stock and the Fund grants certain call options with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will generally be treated as a short-term capital gain or loss. In the case of covered options, gain or loss may be long-term.


          Other hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as Aconstructive sales@ under section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date) unless the closed transaction exception applies.

          Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term (taxable at a maximum rate of 20% for non-corporate shareholders) and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.


          Because application of the rules governing Section 1256 contracts and constructive sales may affect the character of gains or losses and/or accelerate the recognition of gains or losses from the affected investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased as compared to a fund that did not engage in transactions involving Section 1256 contracts or constructive sales.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

          A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          For purposes of the excise tax, a regulated investment company shall
(a) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (b) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

          Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

          Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

          A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. A shareholder of a Fund electing to use equalization accounting, however, is likely to be taxed on less gain recognized prior to the date the shareholder acquires his shares since such gain will in many cases have been allocated to shares of the Fund that have previously been redeemed. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

          Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3)and(4) (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend, and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends received deduction for a corporate shareholder may be disallowed or reduced (a) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund, or (b) by application of Code Section 246(b) which in general limits the dividends received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends received deduction and certain other items).

          Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. For taxable years beginning after 1997, however, certain small corporations are wholly exempt from the AMT.

          Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

          Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

          Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

          Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (c) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

          A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) (discussed above in connection with the dividends received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

          If a shareholder (a) incurs a sales load in acquiring shares of a Fund, (b) disposes of such shares less than 91 days after they are acquired, and
(c) subsequently acquires shares of the Fund or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

REINSTATEMENT PRIVILEGE


          For federal income tax purposes, exercise of your reinstatement privilege may increase the amount of gain or reduce the amount of loss recognized in the original redemption transaction, because the initial sales charge will not be taken into account in determining such gain or loss to the extent there has been a reduction in the initial sales charge. Loss may be deferred if you reinstate by purchasing shares of the same fund within 30 days of your original redemption (i.e., the wash sale rules will apply).


FOREIGN SHAREHOLDERS

          Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and return of capital distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

          If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

          In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS


          The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 1, 1999. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


          Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                             SHAREHOLDER INFORMATION

          This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

          TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

          SHARE CERTIFICATES. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

          SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

          Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

          Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.


          TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.


          EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

          By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

          REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM

Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

          SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

          Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

          DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

          For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

          Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

          Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

          Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                            MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

          The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS

          The Board of Directors will issue semi-annual reports of the transactions of the Funds to the shareholders. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG LLP, 700 Louisiana, NationsBank Building, Houston, Texas 77002, currently serves as the auditors of each Fund.

LEGAL MATTERS

          Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

CUSTODIAN AND TRANSFER AGENT

          State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, P. O. Box 4739, Houston, Texas 77210-4739, acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

          Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

          Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Company (and certain other AIM Funds), First Data Investor Service Group and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

PRINCIPAL HOLDERS OF SECURITIES

AGGRESSIVE GROWTH


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Aggressive Growth as of July 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



                                                        PERCENT                    PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                      16.01%                          - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                      16.03%                          - 0 -
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                      29.13%                          - 0 -
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246


BLUE CHIP


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Blue Chip as of July 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                      8.09%                            - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246


--------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                       PERCENT                    PERCENT OWNED
NAME AND ADDRESS                                      OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
----------------                                     ------------                  ------------
RETAIL CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                      12.00%                           - 0 -
                                                         ------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                      20.89%                           -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246

Banc One Securities Corp. FBO                            5.82%                            -0-
The One Investment Solution
733 Greencrest Drive
Westerville, OH 43081


CAPITAL DEVELOPMENT


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Capital Development as of July 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                      11.79%                          - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                      15.38%                          - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246



--------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  -------------
RETAIL CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                      20.81%                          - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246


CHARTER


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Charter as of July 1, 1999, and the Institutional Class of Charter as of July 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                      13.93%                          - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246

Great-West Life and Annuity Insurance Co.                7.31%                           - 0 -
401(k) Unit Valuations
Attn:  Mutual Fund Trading 2T2
8515 E. Orchard
Englewood, CO 80111

RETAIL CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                      8.56%                           - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                      22.20%                            - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246



--------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.


                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                   BENEFICIALLY
---------------                                      ------------                   ------------
INSTITUTIONAL CLASS

Commonwealth of Massachusetts                            95.45%                            - 0 -
One Ashburton Place
12th Floor
Boston, MA  02108


CONSTELLATION


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Constellation as of July 1, 1999, and of the Institutional Class of Constellation as of July 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                      16.54%                            - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                      6.95%                             - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                      24.93%                        - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246

INSTITUTIONAL CLASS

Nationwide Ohio Variable Account                         38.65%                        - 0 -
P.O. Box 182029
Columbus, Ohio 43218

--------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.


                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
Commonwealth of Massachusetts                            35.65%                        - 0 -
One Ashburton Place
12th Floor
Boston, MA 02108

Nationwide GPVA                                          11.09%                        - 0 -
P. O. Box 18209
Columbus, OH   43218


DEMOGRAPHIC TRENDS


          To the best knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Demographic Trends as of July 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                    8.91%                             - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                   33.12%                             - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                    26.40%                          - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Salomon Smith Barney Inc.                               7.25%                           -0-
00159218474
333 West 34th Street, 3rd Floor
New York, NY 10001



--------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.


                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
Donaldson Lufkin Jenrette                                6.85%                          -0-
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

Donaldson Lufkin Jenrette                                6.85%                          -0-
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998


LARGE CAP BASIC VALUE


          AIM provided the initial capitalization of Large Cap Basic Value and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of that Fund and therefore could be deemed to "control" that Fund as that term is defined in the 1940 Act. It is anticipated that after commencement of the public offering of the Fund's shares, AIM will cease to control the Fund for purposes of the 1940 Act.

 LARGE CAP GROWTH

          To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A shares of Large Cap Growth as of July 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



RETAIL CLASS A SHARES

AIM Advisors, Inc.                                      34.66%                           - 0 -
Attn:  David Hessel
11 Greenway Plaza, Ste. 100
Houston, TX  77046


RETAIL CLASS B SHARES

PaineWebber For the Benefit of                           6.72%                           - 0 -
Alan E. Diamond
U/A DTD 7/12/93
225 W. 37th Street
New York, NY 10018

RETAIL CLASS C SHARES

Donaldson Lufkin Jenrette                              21.27%                            - 0 -
Securities Corporation Inc.
P. O. Box 2052
Jersey City, NJ  07303-2052



--------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.


                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
Donaldson Lufkin Jenrette                                17.14%                          - 0 -
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                                15.33%                          - 0 -
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                                 6.38%                           - 0 -
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

PaineWebber For the Benefit of                            5.54%                           - 0 -
Pw Trust Company Ttee
Bernard Cross
Profit Sharing Plan
1000 Harbor Blvd., 5th Floor
Weehawken, NJ 07087

NFSC FEBO # 0ST-515507                                   5.44%                            -0-
NFSC/FMTC IRA Rollover
FBO Shirlyn Perkovich
8 Erickson Place
Palm Coast, FL 32164

Donaldson Lufkin Jenrette                               5.22%                             -0-
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303


MID CAP


          AIM provided the initial capitalization of Mid Cap and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of that Fund and therefore could be deemed to "control" the Fund as that term is defined in the 1940 Act. it is anticipated that after commencement of the public offering of the fund's shares, AIM will cease to control the fund for purposes of the 1940 Act.


WEINGARTEN


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Weingarten as of July 1, 1999, and the Institutional Class of



--------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

Weingarten as of July 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------
RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                      17.39%                          - 0 -
                                                         ------
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246

Great-West Life and Annuity                              5.66%                           - 0 -
Insurance Co.
401(K) Unit Valuations
Attn: Mutual Fund Trading 2T2
8515 E. Orchard
Englewood, CO 80111

RETAIL CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                      10.54%                          - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246


RETAIL CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                      22.39%                          - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East,  2nd Floor
Jacksonville, FL  32246

INSTITUTIONAL CLASS

Commonwealth of Massachusetts                            88.31%                          - 0 -
One Ashburton Place
12th Floor
Boston, MA 02108

Nationwide GPVA                                          6.21%                           - 0 -
P. O. Box 182029
Columbus, OH 43218


--------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

         As of July 1, 1999, the directors/trustees and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each class of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Demographic Trends, Large Cap Growth and Weingarten.


OTHER INFORMATION

Each Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Company has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                                    APPENDIX

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S

         Commercial paper rated by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well-established, and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's Commercial Paper is rated A-1 or A-2. A-1 indicates the degree of safety regarding time of payment is very strong. A-2 indicates that the capacity for timely payment is strong, but that the relative degree of safety is not as overwhelming as for issues designated A-1.

MOODY'S

         Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or Prime-2.

                      DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S

         AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

MOODY'S

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                              FINANCIAL STATEMENTS

                          AIM AGGRESSIVE GROWTH FUND
                         UNAUDITED FINANCIALS FOR THE
                          PERIOD ENDED APRIL 30, 1999



SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-96.20%

AIR FREIGHT-0.37%

Expeditors International of
  Washington, Inc.                     150,000   $    9,093,750
---------------------------------------------------------------

AIRLINES-1.21%

Alaska Air Group, Inc.(a)              100,000        4,406,250
---------------------------------------------------------------
Atlantic Coast Airlines
  Holdings(a)                          400,000       12,350,000
---------------------------------------------------------------
Ryanair Holdings plc-ADR(a)
  (Ireland)                            300,000       13,425,000
---------------------------------------------------------------
                                                     30,181,250
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-1.14%

Gentex Corp.(a)                        500,000       15,031,250
---------------------------------------------------------------
Meritor Automotive, Inc.               250,000        5,296,875
---------------------------------------------------------------
Tower Automotive, Inc.(a)              350,000        8,050,000
---------------------------------------------------------------
                                                     28,378,125
---------------------------------------------------------------

BANKS (REGIONAL)-3.04%

Bank United Corp.-Class A              325,000       13,121,875
---------------------------------------------------------------
Centennial Bancorp(a)                  275,000        3,523,438
---------------------------------------------------------------
Centura Banks, Inc.                    100,000        5,956,250
---------------------------------------------------------------
Community First Bankshares, Inc.       500,000       10,218,750
---------------------------------------------------------------
First Republic Bank(a)                 300,000        7,725,000
---------------------------------------------------------------
Provident Bankshares Corp.             220,500        5,484,938
---------------------------------------------------------------
Southwest Bancorp. of Texas,
  Inc.(a)                              675,600       11,400,750
---------------------------------------------------------------
Trustmark Corp.                        500,000       10,562,500
---------------------------------------------------------------
Westamerica Bancorp                    225,000        7,509,374
---------------------------------------------------------------
                                                     75,502,875
---------------------------------------------------------------

BIOTECHNOLOGY-0.34%

IDEXX Laboratories, Inc.(a)            250,000        5,656,250
---------------------------------------------------------------
Pharmaceutical Product
  Development, Inc.(a)                 100,000        2,912,500
---------------------------------------------------------------
                                                      8,568,750
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.98%

Heftel Broadcasting Corp.(a)           450,000       24,468,750
---------------------------------------------------------------
BUILDING MATERIALS-0.81%
Elcor Corp.                            300,000       11,587,500
---------------------------------------------------------------
NCI Building Systems, Inc.(a)          200,000        4,812,500
---------------------------------------------------------------
Simpson Manufacturing Co.,
  Inc.(a)                               78,500        3,630,625
---------------------------------------------------------------
                                                     20,030,625
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.59%

OM Group, Inc.                         400,000       14,550,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.81%

ANTEC Corp.(a)                         300,000        8,137,500
---------------------------------------------------------------
Comverse Technology, Inc.(a)           375,000       24,046,874
---------------------------------------------------------------
Dycom Industries, Inc.(a)              311,700       14,240,794
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Harmonic Inc.(a)                       350,000   $   15,968,750
---------------------------------------------------------------
Polycom, Inc.(a)                       100,000        2,443,750
---------------------------------------------------------------
Proxim, Inc.(a)                        300,000       11,550,000
---------------------------------------------------------------
Uniphase Corp.(a)                      150,000       18,206,250
---------------------------------------------------------------
                                                     94,593,918
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.21%

Genesis Microchip Inc.(a)              175,000        3,631,250
---------------------------------------------------------------
National Instruments Corp.(a)          450,000       15,300,000
---------------------------------------------------------------
Visual Networks, Inc.(a)               400,000       11,225,000
---------------------------------------------------------------
                                                     30,156,250
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.22%

Emulex Corp.(a)                        300,000       13,237,500
---------------------------------------------------------------
International Network Services(a)      300,000       11,400,000
---------------------------------------------------------------
VeriSign, Inc.(a)                       50,000        5,750,000
---------------------------------------------------------------
                                                     30,387,500
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-3.33%

Cybex Computer Products Corp.(a)       350,000        6,650,000
---------------------------------------------------------------
DSP Communications, Inc.(a)            500,000       13,625,000
---------------------------------------------------------------
Jabil Circuit, Inc.(a)                 317,400       14,778,938
---------------------------------------------------------------
Network Appliance, Inc.(a)             250,000       12,578,124
---------------------------------------------------------------
QLogic Corp.(a)                        300,000       20,981,250
---------------------------------------------------------------
SanDisk Corp.(a)                       400,000        8,100,000
---------------------------------------------------------------
Xircom, Inc.(a)                        264,400        5,949,000
---------------------------------------------------------------
                                                     82,662,312
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-9.58%

American Management Systems,
  Inc.(a)                              175,000        6,015,625
---------------------------------------------------------------
Analytical Surveys, Inc.(a)            200,000        5,000,000
---------------------------------------------------------------
Avant! Corp.(a)                        500,000        6,750,000
---------------------------------------------------------------
AVT Corp.(a)                           375,000       10,195,313
---------------------------------------------------------------
Business Objects S.A.-ADR(a)
  (France)                             250,000        5,859,375
---------------------------------------------------------------
Check Point Software Technologies
  Ltd.(a) (Israel)                     300,000       10,575,000
---------------------------------------------------------------
Citrix Systems, Inc.(a)                350,000       14,875,000
---------------------------------------------------------------
Concord Communications, Inc.(a)        150,000        6,712,500
---------------------------------------------------------------
Electronics for Imaging, Inc.(a)       400,000       18,925,000
---------------------------------------------------------------
Engineering Animation, Inc.(a)         201,600        2,998,800
---------------------------------------------------------------
Gemstar International Group
  Ltd.(a)                              150,000       15,806,250
---------------------------------------------------------------
InfoCure Corp.(a)                      200,000        5,262,500
---------------------------------------------------------------
ISS Group, Inc.(a)                     100,000        5,306,250
---------------------------------------------------------------
Jack Henry & Associates                125,000        4,125,000
---------------------------------------------------------------
Macromedia, Inc.(a)                    225,000        9,323,438
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Medical Manager Corp.(a)               300,000   $    8,550,000
---------------------------------------------------------------
Mercury Interactive Corp.(a)           300,000        8,456,250
---------------------------------------------------------------
Micromuse Inc.(a)                      200,000        6,887,500
---------------------------------------------------------------
QRS Corp.(a)                           101,700        5,593,500
---------------------------------------------------------------
Rational Software Corp.(a)             625,000       18,515,625
---------------------------------------------------------------
Sapient Corp.(a)                       100,000        6,275,000
---------------------------------------------------------------
ScanSource, Inc.(a)                    200,000        4,600,000
---------------------------------------------------------------
Transaction Systems Architects,
  Inc.-Class A(a)                      400,000       12,975,000
---------------------------------------------------------------
USWeb Corp.(a)                         475,000       10,657,813
---------------------------------------------------------------
Veritas Software Corp.(a)              200,000       14,200,000
---------------------------------------------------------------
Verity, Inc.(a)                        200,000        7,000,000
---------------------------------------------------------------
WebTrends Corp.(a)                     125,000        6,640,625
---------------------------------------------------------------
                                                    238,081,364
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.61%

Action Performance Companies,
  Inc.(a)                              150,000        5,081,250
---------------------------------------------------------------
Department 56, Inc.(a)                  88,200        2,386,912
---------------------------------------------------------------
Fossil, Inc.(a)                        250,000        7,687,500
---------------------------------------------------------------
                                                     15,155,662
---------------------------------------------------------------

CONSUMER FINANCE-0.44%

AmeriCredit Corp.(a)                   400,000        6,625,000
---------------------------------------------------------------
Doral Financial Corp.                  250,000        4,406,250
---------------------------------------------------------------
                                                     11,031,250
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.44%

Patterson Dental Co.(a)                300,000       10,818,750
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.73%

CommScope, Inc.(a)                     325,000        7,921,875
---------------------------------------------------------------
Cree Research, Inc.(a)                 250,000       10,500,000
---------------------------------------------------------------
Electro Scientific Industries,
  Inc.(a)                               75,000        2,859,375
---------------------------------------------------------------
Oak Industries, Inc.(a)                200,000        8,350,000
---------------------------------------------------------------
Pinnacle Systems, Inc.(a)              200,000       10,875,000
---------------------------------------------------------------
Sanmina Corp.(a)                       200,000       13,275,000
---------------------------------------------------------------
Sawtek Inc.(a)                         200,000        7,050,000
---------------------------------------------------------------
SLI, Inc.(a)                           135,000        3,704,063
---------------------------------------------------------------
Watsco, Inc.                           175,000        3,434,375
---------------------------------------------------------------
                                                     67,969,688
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.34%

Aeroflex Inc.(a)                       575,000        8,409,375
---------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-2.12%

Alpha Industries, Inc.(a)(b)           899,950       31,723,238
---------------------------------------------------------------
Waters Corp.(a)                        200,000       21,025,000
---------------------------------------------------------------
                                                     52,748,238
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-6.69%

American Xtal Technology, Inc.(a)      400,000        9,025,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ELECTRONICS (SEMICONDUCTORS)-(CONTINUED)

Apex PC Solutions, Inc.(a)             225,000   $    3,740,625
---------------------------------------------------------------
Applied Micro Circuits Corp.(a)        300,000       15,993,750
---------------------------------------------------------------
Burr-Brown Corp.(a)                    250,000        6,625,000
---------------------------------------------------------------
Dallas Semiconductor Corp.             175,000        7,437,500
---------------------------------------------------------------
Flextronics International Ltd.(a)      250,000       11,671,875
---------------------------------------------------------------
Micrel, Inc.(a)                        150,000        8,831,250
---------------------------------------------------------------
Microchip Technology, Inc.(a)          500,000       17,500,000
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                    200,000       19,175,000
---------------------------------------------------------------
SDL, Inc.(a)                           250,000       27,312,500
---------------------------------------------------------------
Semtech Corp.(a)                       300,000        9,787,500
---------------------------------------------------------------
TranSwitch Corp.(a)                    250,000       11,000,000
---------------------------------------------------------------
Unitrode Corp.(a)                      500,000        8,843,750
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)         200,000        9,262,500
---------------------------------------------------------------
                                                    166,206,250
---------------------------------------------------------------

ENTERTAINMENT-0.85%

Cinar Films Inc.-Class B(a)
  (Canada)                             121,000        2,525,875
---------------------------------------------------------------
SFX Entertainment, Inc.-Class
  A(a)                                 300,000       18,525,000
---------------------------------------------------------------
                                                     21,050,875
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.91%

Advanced Energy Industries,
  Inc.(a)                              206,100        5,706,394
---------------------------------------------------------------
Asyst Technologies, Inc.(a)            400,000        7,325,000
---------------------------------------------------------------
Brooks Automation, Inc.(a)             200,000        4,300,000
---------------------------------------------------------------
Credence Systems Corp.(a)              300,000        7,706,250
---------------------------------------------------------------
Kulicke & Soffa Industries,
  Inc.(a)                              225,000        5,146,874
---------------------------------------------------------------
Lam Research Corp.(a)                  400,000       12,600,000
---------------------------------------------------------------
Novellus Systems, Inc.(a)              100,000        4,725,000
---------------------------------------------------------------
                                                     47,509,518
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.87%

Insignia Financial Group, Inc.(a)      266,666        3,349,992
---------------------------------------------------------------
NCO Group, Inc.(a)                     200,000        6,525,000
---------------------------------------------------------------
SEI Investments Co.                    125,000       11,875,000
---------------------------------------------------------------
                                                     21,749,992
---------------------------------------------------------------

FOODS-0.55%

Earthgrains Co. (The)                  150,000        3,178,125
---------------------------------------------------------------
Hain Food Group, Inc. (The)(a)         375,000        6,703,125
---------------------------------------------------------------
United Natural Foods, Inc.(a)          150,000        3,768,750
---------------------------------------------------------------
                                                     13,650,000
---------------------------------------------------------------

FOOTWEAR-0.32%

K-Swiss Inc.                           190,200        7,988,400
---------------------------------------------------------------

GAMING-0.33%

Station Casinos, Inc.(a)               500,000        8,218,750
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.23%

Alpharma, Inc.-Class A                 495,834       14,627,102
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-(CONTINUED)

Biovail Corporation
  International(a) (Canada)            175,000   $    6,135,938
---------------------------------------------------------------
Medicis Pharmaceutical-Class A(a)      400,000        9,725,000
---------------------------------------------------------------
                                                     30,488,040
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-1.00%

Health Management Associates,
  Inc.-Class A(a)                      500,000        7,812,500
---------------------------------------------------------------
Province Healthcare Co.(a)             300,000        6,675,000
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                      200,000       10,362,500
---------------------------------------------------------------
                                                     24,850,000
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.74%

Express Scripts, Inc.-Class A(a)       250,000       18,406,250
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-4.02%

Henry Schein, Inc.(a)                  450,000       11,784,375
---------------------------------------------------------------
MiniMed, Inc.(a)                       300,000       18,750,000
---------------------------------------------------------------
Osteotech, Inc.(a)                     450,000       16,256,250
---------------------------------------------------------------
ResMed, Inc.(a)                        250,000        6,609,375
---------------------------------------------------------------
Sybron International Corp.(a)          500,000       13,843,750
---------------------------------------------------------------
Syncor International Corp.(a)          150,000        4,275,000
---------------------------------------------------------------
VISX, Inc.(a)                          100,000       12,875,000
---------------------------------------------------------------
Xomed Surgical Products, Inc.(a)       375,000       15,609,375
---------------------------------------------------------------
                                                    100,003,125
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-3.30%

Advance Paradigm, Inc.(a)              225,000       11,812,500
---------------------------------------------------------------
Capital Senior Living Corp.(a)          33,700          332,788
---------------------------------------------------------------
Covance, Inc.(a)                       200,000        4,387,500
---------------------------------------------------------------
First Consulting Group, Inc.(a)        300,000        3,450,000
---------------------------------------------------------------
Hooper Holmes, Inc.                    600,000        9,562,500
---------------------------------------------------------------
NCS HealthCare, Inc.-Class A(a)        500,000        6,500,000
---------------------------------------------------------------
OEC Medical Systems, Inc.(a)           200,000        4,737,500
---------------------------------------------------------------
Omnicare, Inc.                         600,000       14,437,500
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                              625,000        7,734,374
---------------------------------------------------------------
Renal Care Group, Inc.(a)              300,000        6,262,500
---------------------------------------------------------------
Res-Care, Inc.(a)                      150,000        2,775,000
---------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                             125,000        3,375,000
---------------------------------------------------------------
Veterinary Centers of America,
  Inc.(a)                              500,000        6,562,500
---------------------------------------------------------------
                                                     81,929,662
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.14%

Penn Treaty American Corp.(a)          121,300        3,403,981
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.02%

Century Business Services,
  Inc.(a)                               46,600          559,200
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.76%

FPIC Insurance Group, Inc.(a)          300,000       13,500,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
INSURANCE (PROPERTY-CASUALTY)-(CONTINUED)

HCC Insurance Holdings, Inc.           250,000   $    5,281,250
---------------------------------------------------------------
                                                     18,781,250
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.67%

Hambrecht & Quist Group(a)             475,000       16,743,750
---------------------------------------------------------------

INVESTMENT MANAGEMENT-1.49%

Affiliated Managers Group,
  Inc.(a)                              100,000        2,906,250
---------------------------------------------------------------
Eaton Vance Corp.                      316,100        7,211,031
---------------------------------------------------------------
Knight/Trimark Group, Inc.-Class
  A(a)                                 175,000       26,807,813
---------------------------------------------------------------
                                                     36,925,094
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.34%

Acclaim Entertainment, Inc.(a)         250,000        1,625,000
---------------------------------------------------------------
International Speedway
  Corp.-Class A                         50,000        2,575,000
---------------------------------------------------------------
Speedway Motorsports, Inc.(a)          100,000        4,337,500
---------------------------------------------------------------
                                                      8,537,500
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.26%

Spartech Corp.                         275,000        6,531,250
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.39%

Astec Industries, Inc.(a)              251,400        9,741,750
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.67%

Daisytek International
  Corp.(a)(b)                        1,000,000       16,750,000
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.89%

Cal Dive International, Inc.(a)        200,000        6,400,000
---------------------------------------------------------------
Core Laboratories
  N.V.(a)(Netherlands)                 500,000        9,000,000
---------------------------------------------------------------
Global Industries Ltd.(a)              550,000        6,771,875
---------------------------------------------------------------
                                                     22,171,875
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.72%

Cabot Oil & Gas Corp.-Class A          250,000        4,375,000
---------------------------------------------------------------
Evergreen Resources, Inc.(a)           375,000        8,531,250
---------------------------------------------------------------
Stone Energy Corp.(a)                  150,000        5,090,625
---------------------------------------------------------------
                                                     17,996,875
---------------------------------------------------------------

PERSONAL CARE-0.64%

Steiner Leisure Ltd.(a)                500,000       15,875,000
---------------------------------------------------------------

PUBLISHING-0.62%

IDG Books Worldwide, Inc.-Class
  A(a)                                 400,000        8,650,000
---------------------------------------------------------------
Meredith Corp.                         185,500        6,805,531
---------------------------------------------------------------
                                                     15,455,531
---------------------------------------------------------------

RAILROADS-0.41%

MotivePower Industries, Inc.(a)        600,000       10,237,500
---------------------------------------------------------------

RESTAURANTS-1.56%

CEC Entertainment Inc.(a)              475,000       17,812,500
---------------------------------------------------------------
Foodmaker, Inc.(a)                     350,000        8,443,750
---------------------------------------------------------------
Papa John's International,
  Inc.(a)                              100,000        4,018,750
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RESTAURANTS-(CONTINUED)

Sonic Corp.(a)                         300,000   $    8,437,500
---------------------------------------------------------------
                                                     38,712,500
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.48%

Fastenal Co.                           250,000       11,937,500
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.93%

CDW Computer Centers, Inc.(a)          258,200       23,108,900
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.20%

Dollar Tree Stores, Inc.(a)            330,750       12,072,375
---------------------------------------------------------------
Family Dollar Stores, Inc.             350,000        8,443,750
---------------------------------------------------------------
99 Cents Only Stores(a)                200,081        9,428,817
---------------------------------------------------------------
                                                     29,944,942
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.11%

Wild Oats Markets Inc.(a)              100,000        2,768,750
---------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.29%

DM Management Company(a)               300,000        7,125,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-4.88%

BOWLIN Outdoor Advertising &
  Travel Centers Inc.(a)(b)            250,000        1,656,250
---------------------------------------------------------------
Casey's General Stores, Inc.           200,000        2,650,000
---------------------------------------------------------------
Cheap Tickets, Inc.(a)                  75,000        2,887,500
---------------------------------------------------------------
Claire's Stores, Inc.                  400,000       13,250,000
---------------------------------------------------------------
Cost Plus Inc.(a)                      300,000       10,575,000
---------------------------------------------------------------
CSK Auto Corp.(a)                      220,000        5,500,000
---------------------------------------------------------------
Finish Line, Inc. (The)-Class
  A(a)                                 500,000        7,531,250
---------------------------------------------------------------
Footstar, Inc.(a)                      281,500        9,518,219
---------------------------------------------------------------
Hibbett Sporting Goods,
  Inc.(a)(b)                           376,000       10,269,500
---------------------------------------------------------------
Linens 'N Things, Inc.(a)              400,000       18,300,000
---------------------------------------------------------------
O'Reilly Automotive, Inc.(a)           325,000       14,868,750
---------------------------------------------------------------
Rent-A-Center, Inc.(a)                 350,000       10,850,000
---------------------------------------------------------------
Rent-Way, Inc.(a)                      300,000        8,175,000
---------------------------------------------------------------
Tuesday Morning Corp.(a)               268,600        5,237,700
---------------------------------------------------------------
                                                    121,269,169
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-5.67%

Abercrombie & Fitch Co.-Class
  A(a)                                 200,000       19,025,000
---------------------------------------------------------------
American Eagle Outfitters,
  Inc.(a)                              259,075       19,365,855
---------------------------------------------------------------
AnnTaylor Stores Corp.(a)              450,000       21,375,000
---------------------------------------------------------------
Buckle, Inc. (The)(a)                  650,000       15,193,750
---------------------------------------------------------------
Children's Place Retail Stores,
  Inc. (The)(a)                        250,000        9,062,500
---------------------------------------------------------------
Goody's Family Clothing, Inc.(a)       275,000        2,475,000
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)         700,000       19,162,500
---------------------------------------------------------------
Pacific Sunwear of California(a)       400,000       14,837,500
---------------------------------------------------------------
Wet Seal, Inc.-Class A(a)              500,000       20,375,000
---------------------------------------------------------------
                                                    140,872,105
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SAVINGS & LOAN COMPANIES-0.32%

Queens County Bancorp Inc.             225,000   $    7,903,125
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-2.09%

Abacus Direct Corp.(a)                 100,000        7,400,000
---------------------------------------------------------------
Acxiom Corp.(a)                        350,000        8,837,500
---------------------------------------------------------------
Forrester Research, Inc.(a)            249,000        8,466,000
---------------------------------------------------------------
Healthworld Corp.(a)                   250,000        3,875,000
---------------------------------------------------------------
Market Facts, Inc.(a)                  375,000       11,437,500
---------------------------------------------------------------
Metris Companies Inc.                  150,000        9,168,750
---------------------------------------------------------------
Professional Detailing, Inc.(a)        100,000        2,875,000
---------------------------------------------------------------
                                                     52,059,750
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-3.69%

Bright Horizons Family Solutions,
  Inc.(a)                              260,000        5,590,000
---------------------------------------------------------------
Cerner Corp.(a)                        300,000        5,100,000
---------------------------------------------------------------
Championship Auto Racing Teams,
  Inc.(a)                              100,000        3,081,250
---------------------------------------------------------------
Copart, Inc.(a)                        300,000        5,437,500
---------------------------------------------------------------
Education Management Corp.(a)          125,000        2,492,188
---------------------------------------------------------------
G & K Services, Inc.-Class A           100,000        4,675,000
---------------------------------------------------------------
Iron Mountain, Inc.(a)                 150,000        4,171,875
---------------------------------------------------------------
Metzler Group, Inc.(a)                 295,000        8,223,125
---------------------------------------------------------------
MSC Industrial Direct Co.,
  Inc.-Class A(a)                      300,000        6,468,750
---------------------------------------------------------------
Provant, Inc.(a)                       250,000        4,500,000
---------------------------------------------------------------
Regis Corp.                            450,000       11,531,250
---------------------------------------------------------------
Ritchie Bros. Auctioneers Inc.(a)
  (Canada)                             155,100        5,418,806
---------------------------------------------------------------
Stewart Enterprises, Inc.-Class A      400,000        7,950,000
---------------------------------------------------------------
Strayer Education, Inc.                330,500       11,443,563
---------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)       225,000        5,653,125
---------------------------------------------------------------
                                                     91,736,432
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-1.93%

Ciber, Inc.(a)                         212,000        4,001,500
---------------------------------------------------------------
Critical Path, Inc.(a)                  50,000        4,975,000
---------------------------------------------------------------
Insight Enterprises, Inc.(a)           675,000       18,225,000
---------------------------------------------------------------
Safeguard Scientifics, Inc.(a)         100,000        8,100,000
---------------------------------------------------------------
SunGard Data Systems Inc.(a)           400,000       12,775,000
---------------------------------------------------------------
                                                     48,076,500
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-4.37%

Affiliated Computer Services,
  Inc.(a)                              300,000       11,475,000
---------------------------------------------------------------
CheckFree Holdings Corp.(a)            250,000       12,000,000
---------------------------------------------------------------
Concord EFS, Inc.(a)                   475,000       15,853,125
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                              500,000       19,312,500
---------------------------------------------------------------
FactSet Research Systems, Inc.         150,000        6,993,750
---------------------------------------------------------------
Lason Holdings, Inc.(a)                125,000        4,945,313
---------------------------------------------------------------
MedQuist, Inc.(a)                      350,000       11,987,500
---------------------------------------------------------------
National Computer Systems, Inc.        450,000       12,600,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (DATA PROCESSING)-(CONTINUED)

NOVA Corp.(a)                          514,500   $   13,377,000
---------------------------------------------------------------
                                                    108,544,188
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.41%

Select Appointments Holding-ADR (United
  Kingdom)                               400,000     10,150,000
---------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.65%

Cornell Corrections, Inc.(a)           200,000        4,025,000
---------------------------------------------------------------
Tetra Tech, Inc.(a)                    500,000       12,093,750
---------------------------------------------------------------
                                                     16,118,750
---------------------------------------------------------------

SPECIALTY PRINTING-0.55%

Consolidated Graphics, Inc.(a)          56,800        2,421,100
---------------------------------------------------------------
Valassis Communications, Inc.(a)       200,000       11,200,000
---------------------------------------------------------------
                                                     13,621,100
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.92%

Amdocs Limited(a)                      400,000       10,750,000
---------------------------------------------------------------
Powerwave Technologies, Inc.(a)        400,000       12,150,000
---------------------------------------------------------------
                                                     22,900,000
---------------------------------------------------------------
TEXTILES (APPAREL)-0.91%

Quicksilver, Inc.(a)                   525,000       13,945,313
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TEXTILES (APPAREL)-(CONTINUED)

Tommy Hilfiger Corp.(a)                125,000   $    8,734,375
---------------------------------------------------------------
                                                     22,679,688
---------------------------------------------------------------

TEXTILES (HOME FURNISHINGS)-0.49%

Mohawk Industries, Inc.(a)             375,000       12,093,750
---------------------------------------------------------------

TRUCKERS-0.55%

M.S. Carriers, Inc.(a)                 100,000        3,187,500
---------------------------------------------------------------
Swift Transportation Co., Inc.(a)      565,050       10,382,794
---------------------------------------------------------------
                                                     13,570,294
---------------------------------------------------------------

WASTE MANAGEMENT-0.06%

KTI, Inc.(a)(b)                        150,000        1,500,000
---------------------------------------------------------------
    Total Common Stocks (Cost
      $1,629,892,346)                             2,391,242,293
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT
REPURCHASE AGREEMENT-3.83%(C)

Dean Witter Reynolds, Inc.,
  4.93%, 05/03/99(d) (Cost
  $95,240,448)                     $95,240,448       95,240,448
---------------------------------------------------------------
TOTAL INVESTMENTS-100.03%                         2,486,482,741
---------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.03%)                                       (696,290)
---------------------------------------------------------------
NET ASSETS-100.00%                               $2,485,786,451
===============================================================

Abbreviation:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Affiliated issuers are those in which the Funds's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Co. Act of 1940) of that issuer. The aggregate market value of affiliated issuers as of 04/30/99 was $60,398,988 which represented 2.43% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 04/30/99 with a maturing value of $300,123,250. Collateralized by $316,962,000 U.S. Government obligations, 0% to 7.55% due 07/01/99 to 04/15/30 with an aggregate market value at 04/30/99 of $306,001,331.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $1,725,132,794)                         $2,486,482,741
--------------------------------------------------------
Receivables for:
  Investments sold                            26,129,327
--------------------------------------------------------
  Capital stock sold                           3,191,653
--------------------------------------------------------
  Dividends and interest                         177,500
--------------------------------------------------------
Investment for deferred compensation
  plan                                            53,395
--------------------------------------------------------
Other assets                                     131,525
--------------------------------------------------------
    Total assets                           2,516,166,141
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                       11,526,518
--------------------------------------------------------
  Capital stock reacquired                    15,995,299
--------------------------------------------------------
  Deferred compensation                           53,395
--------------------------------------------------------
Accrued advisory fees                          1,302,027
--------------------------------------------------------
Accrued administrative services fees               9,658
--------------------------------------------------------
Accrued distribution fees                        781,147
--------------------------------------------------------
Accrued directors' fees                            6,967
--------------------------------------------------------
Accrued transfer agent fees                      360,118
--------------------------------------------------------
Accrued operating expenses                       344,561
--------------------------------------------------------
    Total liabilities                         30,379,690
--------------------------------------------------------
Net assets applicable to shares
  outstanding                             $2,485,786,451
--------------------------------------------------------

NET ASSETS:

Class A                                   $2,478,231,953
========================================================
Class B                                   $    5,987,580
========================================================
Class C                                   $    1,566,918
========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                 53,289,705
========================================================
Class B:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                    128,945
========================================================
Class C:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                     33,744
========================================================
Class A:
  Net asset value and redemption price
    per share                             $        46.50
--------------------------------------------------------
  Offering price per share:
    (Net asset value of $46.50
      divided by 94.50%)                  $        49.21
========================================================
Class B:
  Net asset value and offering price per
    share                                 $        46.44
========================================================
Class C:
  Net asset value and offering price per
    share                                 $        46.44
========================================================



STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1999
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of $1,500 foreign
  withholding tax)                         $  1,452,598
-------------------------------------------------------
Interest                                      2,909,760
-------------------------------------------------------
    Total investment income                   4,362,358
-------------------------------------------------------

EXPENSES:

Advisory fees                                 8,618,890
-------------------------------------------------------
Administrative services fees                     46,826
-------------------------------------------------------
Custodian fees                                  115,056
-------------------------------------------------------
Directors' fees                                  11,182
-------------------------------------------------------
Distribution fees-Class A                     3,394,098
-------------------------------------------------------
Distribution fees-Class B                         4,351
-------------------------------------------------------
Distribution fees-Class C                         1,206
-------------------------------------------------------
Transfer agent fees-Class A                   2,304,396
-------------------------------------------------------
Transfer agent fees-Class B                       1,657
-------------------------------------------------------
Transfer agent fees-Class C                         373
-------------------------------------------------------
Other                                           401,820
-------------------------------------------------------
    Total expenses                           14,899,855
-------------------------------------------------------
Less: Expenses paid indirectly                  (31,188)
-------------------------------------------------------
    Net expenses                             14,868,667
-------------------------------------------------------
Net investment income (loss)                (10,506,309)
-------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM
  INVESTMENT SECURITIES:

Net realized gain from investment
  securities                                228,159,614
-------------------------------------------------------
Net unrealized appreciation of investment
  securities                                209,355,102
-------------------------------------------------------
         Net gain from investment
           securities                       437,514,716
-------------------------------------------------------
Net increase in net assets resulting from
  operations                               $427,008,407
-------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 1999 AND THE YEAR ENDED OCTOBER 31, 1998 (UNAUDITED)

                                                                APRIL, 30       OCTOBER 31,
                                                                   1999             1998
                                                              --------------   --------------
OPERATIONS:

  Net investment (loss)                                       $  (10,506,309)  $  (21,818,881)
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities, futures and
    option contracts                                             228,159,614       22,492,829
---------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities and futures contracts                             209,355,102     (542,787,104)
---------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from
      operations                                                 427,008,407     (542,113,156)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains-
  Class A                                                        (25,067,104)    (135,730,479)
---------------------------------------------------------------------------------------------
Share transactions--net
  Class A                                                       (561,479,830)    (548,376,018)
---------------------------------------------------------------------------------------------
  Class B                                                          5,784,062               --
---------------------------------------------------------------------------------------------
  Class C                                                          1,503,260               --
---------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       (152,251,205)  (1,226,219,653)
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          2,638,037,656    3,864,257,309
---------------------------------------------------------------------------------------------
  End of period                                               $2,485,786,451   $2,638,037,656
=============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,506,788,446   $2,060,980,954
---------------------------------------------------------------------------------------------
  Undistributed net investment (loss)                            (10,624,277)        (117,968)
---------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, futures and option contracts                     228,272,335       25,179,825
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    futures contracts                                            761,349,947      551,994,845
---------------------------------------------------------------------------------------------
                                                              $2,485,786,451   $2,638,037,656
=============================================================================================

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1999
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares, and Class C shares. Class B shares and Class C shares commenced sales on March 1, 1999. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the Fund's investment advisor are expected to achieve earnings growth over time at a rate in excess of 15% per year.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions-- Securities transactions are recorded on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Transactions--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
G. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the fund's average daily net assets in excess of $150 million.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $46,826 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the six months ended April 30, 1999, AFS was paid $1,071,426 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999 for Class A shares and the period March 1, 1999 (date sales commenced) through April 30, 1999 for the Class B and Class C shares, the Class A, Class B and Class C shares paid AIM Distributors $3,394,098, $4,351 and $1,206, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $480,783 from sales of the Class A shares of the Fund's capital stock during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1999, AIM Distributors received $30,304 in contingent deferred sales charges imposed on redemptions of the Fund's capital stock. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended April 30, 1999, the Fund paid legal fees of $3,461 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999 the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $17,812 and $13,376, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $31,188 during the six months ended April 30, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended April 30, 1999 were $936,738,764 and $1,389,058,177, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1999 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $  817,200,919
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (62,749,291)
-----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $  754,451,628
===========================================================

  Cost of investment for tax purposes is $1,732,031,113.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended April 30, 1999 and the year ended October 31, 1998 were as follows:

                                                                    APRIL 30, 1999                 OCTOBER 31, 1998
                                                             -----------------------------   -----------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
                                                             -----------   ---------------   -----------   ---------------
Sold:
--------------------------------------------------------------------------------------------------------------------------
  Class A                                                     14,274,026   $   641,105,882    40,244,020   $ 1,856,544,416
--------------------------------------------------------------------------------------------------------------------------
  Class B*                                                       140,242         6,279,139            --                --
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                        36,031         1,605,300            --                --
--------------------------------------------------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                                                        522,590        23,265,548     2,928,346       126,973,169
--------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                    (27,214,073)   (1,225,851,260)  (54,802,587)   (2,531,893,603)
--------------------------------------------------------------------------------------------------------------------------
  Class B*                                                       (11,297)         (495,077)           --                --
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                        (2,287)         (102,040)           --                --
--------------------------------------------------------------------------------------------------------------------------
                                                             (12,254,768)  $  (554,192,508)  (11,630,221)  $  (548,376,018)
==========================================================================================================================

* Class B and Class C shares commenced sales on March 1, 1999.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the six months ended April 30, 1999 and each of the years in the five-year period ended October 31, 1998 and for a share of Class B and Class C capital stock outstanding during the period March 1, 1999 (date sales commenced) through April 30, 1999.

                                                                                           OCTOBER 31,
                                                 APRIL 30,      -----------------------------------------------------------------
                                                    1999           1998           1997          1996          1995         1994
                                                 ----------     ----------     ----------    ----------    ----------    --------
Net asset value, beginning of period             $    40.15     $    49.97     $    44.93    $    40.13    $    28.37    $  23.85
-----------------------------------------------  ----------     ----------     ----------    ----------    ----------    --------
Income from investment operations:
    Net investment income (loss)                      (0.20)         (0.33)         (0.26)        (0.32)        (0.04)      (0.05)
-----------------------------------------------  ----------     ----------     ----------    ----------    ----------    --------
    Net gains (losses) on securities (both
      realized and unrealized)                         6.94          (7.71)          7.60          6.09         11.80        4.57
-----------------------------------------------  ----------     ----------     ----------    ----------    ----------    --------
        Total from investment operations               6.74          (8.04)          7.34          5.77         11.76        4.52
-----------------------------------------------  ----------     ----------     ----------    ----------    ----------    --------
Less distributions:
    Distributions from net realized gains             (0.39)         (1.78)         (2.30)        (0.97)           --          --
-----------------------------------------------  ----------     ----------     ----------    ----------    ----------    --------
Net asset value, end of period                   $    46.50     $    40.15     $    49.97    $    44.93    $    40.13    $  28.37
===============================================  ==========     ==========     ==========    ==========    ==========    ========
Total return(a)                                       16.84%        (16.36)%        17.35%        14.77%        41.45%      18.96%
===============================================  ==========     ==========     ==========    ==========    ==========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $2,478,232     $2,638,038     $3,864,257    $2,750,564    $2,245,554    $687,238
===============================================  ==========     ==========     ==========    ==========    ==========    ========
Ratio of expenses to average net assets(b)             1.10%(c)       1.06%          1.06%         1.11%         1.08%       1.07%
===============================================  ==========     ==========     ==========    ==========    ==========    ========
Ratio of net investment income (loss) to
  average net assets(d)                               (0.78)%(c)      (0.64)%       (0.65)%       (0.76)%       (0.19)%     (0.26)%
===============================================  ==========     ==========     ==========    ==========    ==========    ========
Portfolio turnover rate                                  44%            69%            73%           79%           52%         75%
===============================================  ==========     ==========     ==========    ==========    ==========    ========

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.15% and 1.09% for 1995-1994.
(c) Ratios are annualized and based on average net assets of $2,737,780,766.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.26)% and (0.28)% for 1995-1994.

                                                                 CLASS B             CLASS C
                                                              --------------      --------------
                                                              APRIL 30, 1999      APRIL 30, 1999
                                                              --------------      --------------
Net asset value, beginning of period                             $ 43.41             $ 43.41
------------------------------------------------------------     -------             -------
Income from investment operations:
    Net investment income (loss)                                   (0.06)              (0.06)
------------------------------------------------------------     -------             -------
    Net gains (losses) on securities (both realized and
     unrealized)                                                    3.09                3.09
------------------------------------------------------------     -------             -------
        Total from investment operations                            3.03                3.03
------------------------------------------------------------     -------             -------
Net asset value, end of period                                   $ 46.44             $ 46.44
------------------------------------------------------------     -------             -------
Total return(a)                                                     6.98%               6.98%
============================================================     =======             =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ 5,988             $ 1,567
============================================================     =======             =======
Ratio of expenses to average net assets                             1.97%(b)            1.97%(b)
============================================================     =======             =======
Ratio of net investment income (loss) to average net assets        (1.65)%(b)          (1.65)%(b)
============================================================     =======             =======
Portfolio turnover rate                                               44%                 44%
============================================================     =======             =======

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $2,646,938 and $734,212 for Class B and Class C, respectively.

                              AIM BLUE CHIP FUND
                         UNAUDITED FINANCIALS FOR THE
                          PERIOD ENDED APRIL 30, 1999


SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-89.36%

AEROSPACE/DEFENSE-0.36%

Goodrich (B.F.) Co.                    325,000   $   12,918,750
---------------------------------------------------------------

AIRLINES-0.35%

Delta Air Lines, Inc.                  200,000       12,687,500
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.57%

Lear Corp.(a)                          400,000       18,350,000
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-1.85%

Fifth Third Bancorp                    360,000       25,807,500
---------------------------------------------------------------
State Street Corp.                     225,000       19,687,500
---------------------------------------------------------------
Wells Fargo Co.                        500,000       21,593,750
---------------------------------------------------------------
                                                     67,088,750
---------------------------------------------------------------

BANKS (MONEY CENTER)-1.91%

BankAmerica Corp.                      275,000       19,800,000
---------------------------------------------------------------
Chase Manhattan Corp. (The)            600,000       49,650,000
---------------------------------------------------------------
                                                     69,450,000
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.75%

Coca-Cola Co. (The)                    400,000       27,200,000
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-3.02%

AT&T Corp.-Liberty Media Group(a)      300,000       19,162,500
---------------------------------------------------------------
CBS Corp.(a)                           625,000       28,476,562
---------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                              325,000       22,587,500
---------------------------------------------------------------
Comcast Corp.-Class A                  600,000       39,412,500
---------------------------------------------------------------
                                                    109,639,062
---------------------------------------------------------------

CHEMICALS-0.68%

Du Pont (E.I.) de Nemours & Co.        350,000       24,718,750
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.65%

Monsanto Co.                           525,000       23,756,250
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.06%

Lucent Technologies, Inc.              900,000       54,112,500
---------------------------------------------------------------
Northern Telecom Ltd.-ADR
  (Canada)                             325,000       22,160,938
---------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR
  (Finland)                            425,000       31,529,688
---------------------------------------------------------------
Nokia Oyj-Class A (Finland)             40,000        3,083,013
---------------------------------------------------------------
                                                    110,886,139
---------------------------------------------------------------

COMPUTERS (HARDWARE)-3.24%

Dell Computer Corp.(a)                 750,000       30,890,625
---------------------------------------------------------------
International Business Machines
  Corp.                                200,000       41,837,500
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              750,000       44,859,375
---------------------------------------------------------------
                                                    117,587,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (NETWORKING)-2.48%

Ascend Communications, Inc.(a)         135,000   $   13,044,375
---------------------------------------------------------------
Cisco Systems, Inc.(a)                 675,000       76,992,187
---------------------------------------------------------------
                                                     90,036,562
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.23%

EMC Corp.(a)                           410,000       44,664,375
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-6.13%

America Online, Inc.(a)                575,000       82,081,250
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)        250,000        3,390,625
---------------------------------------------------------------
Microsoft Corp.(a)                   1,225,000       99,607,813
---------------------------------------------------------------
Oracle Corp.(a)                        600,000       16,237,500
---------------------------------------------------------------
Yahoo! Inc.(a)                         120,000       20,962,500
---------------------------------------------------------------
                                                    222,279,688
---------------------------------------------------------------

CONSUMER FINANCE-0.53%

Providian Financial Corp.              150,000       19,359,375
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-0.88%

Cardinal Health, Inc.                  533,437       31,906,201
---------------------------------------------------------------

ELECTRIC COMPANIES-1.18%

Duke Power Co.                         265,000       14,840,000
---------------------------------------------------------------
Edison International                   700,000       17,150,000
---------------------------------------------------------------
Texas Utilities Co.                    275,000       10,931,250
---------------------------------------------------------------
                                                     42,921,250
---------------------------------------------------------------

ELECTRIC EQUIPMENT-2.03%

General Electric Co.                   700,000       73,850,000
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-2.57%

Intel Corp.                            750,000       45,890,625
---------------------------------------------------------------
Texas Instruments, Inc.                240,000       24,510,000
---------------------------------------------------------------
Xilinx, Inc.(a)                        500,000       22,812,500
---------------------------------------------------------------
                                                     93,213,125
---------------------------------------------------------------

ENTERTAINMENT-1.11%

Time Warner Inc.                       575,000       40,250,000
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.48%

Applied Materials, Inc.(a)             325,000       17,428,125
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-5.48%

American Express Co.                   300,000       39,206,250
---------------------------------------------------------------
Citigroup Inc.                         550,000       41,387,500
---------------------------------------------------------------
Fannie Mae                             675,000       47,882,813
---------------------------------------------------------------
Freddie Mac                            800,000       50,200,000
---------------------------------------------------------------
MBIA, Inc.                             300,000       20,175,000
---------------------------------------------------------------
                                                    198,851,563
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (DIVERSIFIED)-5.54%

Abbott Laboratories                    750,000   $   36,328,125
---------------------------------------------------------------
American Home Products Corp.           650,000       39,650,000
---------------------------------------------------------------
Bristol-Myers Squibb Co.               725,000       46,082,812
---------------------------------------------------------------
Johnson & Johnson                      375,000       36,562,500
---------------------------------------------------------------
Warner-Lambert Co.                     625,000       42,460,937
---------------------------------------------------------------
                                                    201,084,374
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-4.59%

Lilly (Eli) & Co.                      550,000       40,493,750
---------------------------------------------------------------
Merck & Co., Inc.                      350,000       24,587,500
---------------------------------------------------------------
Pfizer Inc.                            535,000       61,558,438
---------------------------------------------------------------
Schering-Plough Corp.                  825,000       39,857,813
---------------------------------------------------------------
                                                    166,497,501
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-2.68%

Becton, Dickinson & Co.                625,000       23,242,187
---------------------------------------------------------------
Guidant Corp.                          625,000       33,554,687
---------------------------------------------------------------
Medtronic, Inc.                        563,600       40,543,975
---------------------------------------------------------------
                                                     97,340,849
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.32%

HEALTHSOUTH Corp.(a)                   875,000       11,757,813
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-1.75%

Colgate-Palmolive Co.                  275,000       28,170,312
---------------------------------------------------------------
Procter & Gamble Co. (The)             375,000       35,179,688
---------------------------------------------------------------
                                                     63,350,000
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-2.28%

American International Group,
  Inc.                                 575,000       67,526,562
---------------------------------------------------------------
CIGNA Corp.                            175,000       15,257,812
---------------------------------------------------------------
                                                     82,784,374
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-2.10%

Merrill Lynch & Co., Inc.              300,000       25,181,250
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                       350,000       34,715,625
---------------------------------------------------------------
Schwab (Charles) Corp.                 150,000       16,462,500
---------------------------------------------------------------
                                                     76,359,375
---------------------------------------------------------------

LODGING (HOTELS)-1.02%

Carnival Corp.                         900,000       37,125,000
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.89%

Ingersoll-Rand Co.                     465,000       32,172,188
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-2.68%

Tyco International Ltd.                750,000       60,937,500
---------------------------------------------------------------
United Technologies Corp.              250,000       36,218,750
---------------------------------------------------------------
                                                     97,156,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
NATURAL GAS-1.16%

El Paso Energy Corp.                   425,000   $   15,618,750
---------------------------------------------------------------
Enron Corp.                            350,000       26,337,500
---------------------------------------------------------------
                                                     41,956,250
---------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-1.26%

Halliburton Co.                        550,000       23,443,750
---------------------------------------------------------------
Schlumberger Ltd.                      350,000       22,356,250
---------------------------------------------------------------
                                                     45,800,000
---------------------------------------------------------------

OIL (INTERNATIONAL
  INTEGRATED)-2.21%

Exxon Corp.                            425,000       35,301,562
---------------------------------------------------------------
Mobil Corp.                            225,000       23,568,750
---------------------------------------------------------------
Royal Dutch Petroleum Co.-New
  York Shares-ADR (Netherlands)        365,000       21,420,938
---------------------------------------------------------------
                                                     80,291,250
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.75%

Bowater, Inc.                          275,000       14,746,875
---------------------------------------------------------------
International Paper Co.                235,000       12,528,438
---------------------------------------------------------------
                                                     27,275,313
---------------------------------------------------------------

PERSONAL CARE-0.95%

Avon Products, Inc.                    325,000       17,651,562
---------------------------------------------------------------
Gillette Co.                           325,000       16,960,937
---------------------------------------------------------------
                                                     34,612,499
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.36%

New York Times Co.-Class A (The)       375,000       12,937,500
---------------------------------------------------------------

RAILROADS-0.35%

Canadian National Railway Co.
  (Canada)                             200,000       12,625,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-1.32%

Home Depot, Inc. (The)                 800,000       47,950,000
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.59%

CVS Corp.                              450,000       21,431,250
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.86%

Kroger Co.(a)                          550,000       29,871,875
---------------------------------------------------------------
Safeway, Inc.(a)                       700,000       37,756,250
---------------------------------------------------------------
                                                     67,628,125
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-3.17%

Costco Companies, Inc.(a)              330,000       26,709,375
---------------------------------------------------------------
Dayton Hudson Corp.                    425,000       28,607,812
---------------------------------------------------------------
Wal-Mart Stores, Inc.                1,300,000       59,800,000
---------------------------------------------------------------
                                                    115,117,187
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.68%

Staples, Inc.(a)                       825,000       24,750,000
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.24%

Gap, Inc. (The)                        475,000       31,617,188
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (SPECIALTY-APPAREL)-(CONTINUED)

TJX Companies, Inc.                    400,000   $   13,325,000
---------------------------------------------------------------
                                                     44,942,188
---------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-0.41%

Interpublic Group of Companies,
  Inc.                                 190,000       14,736,875
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.71%

Equifax, Inc.                          387,800       13,936,562
---------------------------------------------------------------
First Data Corp.                       600,000       25,462,500
---------------------------------------------------------------
Fiserv, Inc.(a)                        385,000       22,546,563
---------------------------------------------------------------
                                                     61,945,625
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.84%

AirTouch Communications, Inc.(a)       325,000       30,346,875
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-3.79%

AT&T Corp.                             850,000       42,925,000
---------------------------------------------------------------
MCI WorldCom, Inc.(a)                1,150,000       94,515,625
---------------------------------------------------------------
                                                    137,440,625
---------------------------------------------------------------

TELEPHONE-1.80%

BellSouth Corp.                        675,000       30,206,250
---------------------------------------------------------------
SBC Communications, Inc.               625,000       35,000,000
---------------------------------------------------------------
                                                     65,206,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TOBACCO-0.58%

Philip Morris Companies, Inc.          600,000   $   21,037,500
---------------------------------------------------------------
Total Common Stocks (Cost
  $2,488,135,807)                                 3,242,701,001
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT
U.S. TREASURY BILLS-0.22%(B)

4.237%, 06/24/99 (Cost
  $8,106,511)                      $ 8,160,000(c) $    8,106,511
---------------------------------------------------------------
Total Investments (excluding
  Repurchase Agreements (Cost
  $2,496,242,318)                                 3,250,807,512
---------------------------------------------------------------

REPURCHASE AGREEMENTS-10.77%(D)

Dresdner Bank, 4.94%, 05/03/99(e)   51,506,184       51,506,184
---------------------------------------------------------------
SBC Warburg Dillon Read Inc.,
  4.94%,(f) 05/03/99               339,145,171      339,145,171
---------------------------------------------------------------
    Total Repurchase Agreement
      (Cost $390,651,355)                           390,651,355
---------------------------------------------------------------
TOTAL INVESTMENTS-100.35%                         3,641,458,867
---------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.35%)                                    (12,534,956)
---------------------------------------------------------------
NET ASSETS-100.00%                               $3,628,923,911
===============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) U.S. Treasury bills are trades on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreements entered into 04/30/99 with a maturing value of $300,123,500. Collateralized by $297,865,514 U.S. Government Obligations, 5.81% to 7.68% due 05/01/03 to 11/01/37 with an aggregate market value at 04/30/99 of $306,001,164.
(f) Joint repurchase agreements entered into 04/30/99 with a maturing value of $500,205,417. Collateralized by $657,973,000 U.S. Government Obligations, 0% to 10.35% due 05/18/99 to 01/15/30 with an aggregate market value at 04/30/99 of $510,002,651.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,496,242,318)                          $3,250,807,512
---------------------------------------------------------
Repurchase agreements (cost $390,651,355)     390,651,355
---------------------------------------------------------
Foreign currencies, at value (cost
  $15,074)                                         17,370
---------------------------------------------------------
Receivables for:
  Investments sold                                997,392
---------------------------------------------------------
  Capital stock sold                           34,518,826
---------------------------------------------------------
  Dividends and interest                        1,493,609
---------------------------------------------------------
Investment for deferred compensation plan          15,074
---------------------------------------------------------
Other assets                                      199,452
---------------------------------------------------------
    Total assets                            3,678,700,590
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        39,236,695
---------------------------------------------------------
  Capital stock reacquired                      5,277,919
---------------------------------------------------------
  Deferred compensation                            15,074
---------------------------------------------------------
  Variation margin                              1,223,750
---------------------------------------------------------
Accrued advisory fees                           1,847,688
---------------------------------------------------------
Accrued administrative services fees               23,293
---------------------------------------------------------
Accrued directors' fees                             4,360
---------------------------------------------------------
Accrued distribution fees                       2,107,141
---------------------------------------------------------
Accrued transfer agent fees                        30,390
---------------------------------------------------------
Accrued operating expenses                         10,369
---------------------------------------------------------
    Total liabilities                          49,776,679
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $3,628,923,911
---------------------------------------------------------

NET ASSETS:

Class A                                    $1,914,224,775
=========================================================
Class B                                    $1,476,816,270
=========================================================
Class C                                    $   237,882,86
=========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:
  Class A:
    Authorized                                750,000,000
---------------------------------------------------------
    Outstanding                                43,426,611
=========================================================
  Class B:
    Authorized                                750,000,000
---------------------------------------------------------
    Outstanding                                33,993,629
=========================================================
  Class C:
    Authorized                                750,000,000
---------------------------------------------------------
    Outstanding                                 5,477,141
=========================================================
Class A:
  Net asset value and redemption price
    per share                              $        44.08
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $44.08
      divided by 94.50%)                   $        46.65
=========================================================
Class B:
  Net asset value and offering price per
    share                                  $        43.44
=========================================================
Class C:
  Net asset value and offering price per
    share                                  $        43.43
=========================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 1999
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $58,476 foreign
  withholding tax)                          $  9,590,639
--------------------------------------------------------
Interest                                       7,814,731
--------------------------------------------------------
    Total investment income                   17,405,370
--------------------------------------------------------

EXPENSES:

Advisory fees                                  8,684,044
--------------------------------------------------------
Administrative services fees                      68,458
--------------------------------------------------------
Custodian fees                                    14,475
--------------------------------------------------------
Directors' fees                                    8,737
--------------------------------------------------------
Distribution fees -- Class A                   2,568,835
--------------------------------------------------------
Distribution fees -- Class B                   5,440,354
--------------------------------------------------------
Distribution fees -- Class C                     767,464
--------------------------------------------------------
Transfer agent fees -- Class A                 1,190,343
--------------------------------------------------------
Transfer agent fees -- Class B                 1,308,126
--------------------------------------------------------
Transfer agent fees -- Class C                   163,011
--------------------------------------------------------
Other                                            280,610
--------------------------------------------------------
    Total expenses                            20,494,457
--------------------------------------------------------
Less: Expenses paid indirectly                   (18,427)
--------------------------------------------------------
    Net expenses                              20,476,030
--------------------------------------------------------
Net investment income (loss)                  (3,070,660)
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
    Investment securities                     (7,220,919)
--------------------------------------------------------
    Foreign currencies                          (480,586)
--------------------------------------------------------
    Futures contracts                         22,718,805
--------------------------------------------------------
                                              15,017,300
--------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
    Investment securities                    474,622,704
--------------------------------------------------------
    Foreign currencies                            (9,610)
--------------------------------------------------------
    Futures contracts                         (2,286,033)
--------------------------------------------------------
                                             472,327,061
--------------------------------------------------------

    Net gain from investment securities,
      foreign currencies and futures
      contracts                              487,344,361
--------------------------------------------------------

Net increase in net assets resulting from
  operations                                $484,273,701
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1999 and the year ended October 31, 1998 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   1999              1998
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (3,070,660)   $      664,009
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures                                        15,017,300         1,200,650
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies and futures contracts                     472,327,061       175,782,639
----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         484,273,701       177,647,298
----------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
  Class A                                                           (786,958)       (1,249,305)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                         (3,115,713)      (10,987,892)
----------------------------------------------------------------------------------------------
  Class B                                                         (2,254,273)       (6,118,620)
----------------------------------------------------------------------------------------------
  Class C                                                           (293,546)         (150,526)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        563,462,680       486,282,009
----------------------------------------------------------------------------------------------
  Class B                                                        543,016,160       425,444,112
----------------------------------------------------------------------------------------------
  Class C                                                        125,558,445        81,733,726
----------------------------------------------------------------------------------------------
    Net increase in net assets                                 1,709,860,496     1,152,600,802
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          1,919,063,415       766,462,613
----------------------------------------------------------------------------------------------
  End of period                                               $3,628,923,911    $1,919,063,415
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,863,937,370    $1,631,900,085
----------------------------------------------------------------------------------------------
  Undistributed net investment (loss)                             (3,151,371)          706,247
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, and futures                   10,009,386           655,618
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                             758,128,526       285,801,465
----------------------------------------------------------------------------------------------
                                                              $3,628,923,911    $1,919,063,415
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. The Fund's investment objective is long-term growth of capital. Information presented in these financial statements pertains only to the Fund.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Securities Transactions, Investment Income and Distributions--Securities transactions are recorded on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
G. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Put options--The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options' underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $68,458 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the six months ended April 30, 1999, AFS was paid $146,454 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors $2,568,835, $5,440,354, and $767,464 respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,476,783 from sales of Class A shares of the Fund during the six months ended April 30, 1999. Such commissions are not an expense of the Fund.

They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1999, AIM Distributors received commissions of $69,208 in contingent deferred sales charges imposed on redemption of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended April 30, 1999, the Fund paid legal fees of $2,552, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $16,199 and $2,228, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $18,427 during the six months ended April 30, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended April 30, 1999 was $1,394,828,354 and $310,765,126, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities on a tax basis is as follows:

Aggregate unrealized appreciation of
  investment securities                  $792,401,137
-----------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                   (38,132,249)
-----------------------------------------------------
Net unrealized appreciation of
  investment securities                  $754,268,888
=====================================================

Costs of investments for tax purposes is $2,887,189,979.

NOTE 7-FUTURES CONTRACTS

On April 30, 1999, $8,159,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                 NO. OF       MONTH/      UNREALIZED
  CONTRACT      CONTRACTS   COMMITMENT   APPRECIATION
  --------      ---------   ----------   ------------
S&P 500 Index      445       June 99      $3,565,562
=====================================================

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended April 30, 1999 and the year ended October 31, 1998 were as follows:

                                APRIL 30,                    OCTOBER 31,
                                  1999                          1998
                       ---------------------------   ---------------------------
                         SHARES         AMOUNT         SHARES         AMOUNT
                       ----------   --------------   -----------   -------------
Sold:
  Class A              19,390,333   $  810,796,822    26,179,983   $ 915,652,812
--------------------------------------------------------------------------------
  Class B              14,952,458      618,742,761    14,239,927     492,929,849
--------------------------------------------------------------------------------
  Class C               3,782,110      156,838,426     2,711,151      95,200,193
--------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                  93,903        3,711,998       371,504      11,699,310
--------------------------------------------------------------------------------
  Class B                  54,814        2,141,077       184,940       5,805,443
--------------------------------------------------------------------------------
  Class C                   7,198          281,070         3,949         128,203
--------------------------------------------------------------------------------
Reacquired:
  Class A              (6,098,695)    (251,046,140)  (12,601,919)   (441,070,113)
--------------------------------------------------------------------------------
  Class B              (1,889,298)     (77,867,678)   (2,143,627)    (73,291,180)
--------------------------------------------------------------------------------
  Class C                (763,219)     (31,561,051)     (392,399)    (13,594,670)
--------------------------------------------------------------------------------
                       29,529,604   $1,232,037,285    28,553,509   $ 993,459,847
================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the six months ended April 30, 1999, each of the years in the two-year period ended October 31, 1998, the one month ended October 31, 1996 and each of the years in the three-year period ended September 30, 1996, for a share of Class B capital stock outstanding during the six months ended April 30, 1999, each of the years in the two-year period ended October 31, 1998 and the period October 1, 1996 (date sales commenced) through October 31, 1996, and for a share of Class C capital stock outstanding during the six months ended April 30, 1999, the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                   CLASS A
                                             ------------------------------------------------------------------------------------
                                                                       OCTOBER 31,                         SEPTEMBER 30,
                                             APRIL 30,      ----------------------------------     ------------------------------
                                                1999           1998         1997        1996       1996(a)      1995       1994
                                             ----------     ----------    --------    --------     --------    -------    -------
Net asset value, beginning of period         $    36.14     $    30.96    $  26.08    $  25.56     $  23.83    $ 19.22    $ 18.89
-------------------------------------------  ----------     ----------    --------    --------     --------    -------    -------
Income from investment operations:
   Net investment income                           0.03(b)        0.13(b)     0.17(b)       --         0.33       0.14       0.15
-------------------------------------------  ----------     ----------    --------    --------     --------    -------    -------
   Net gains on securities (both realized
     and unrealized)                               8.03           5.75        6.93        0.52         4.61       5.05       1.24
-------------------------------------------  ----------     ----------    --------    --------     --------    -------    -------
       Total from investment operations            8.06           5.88        7.10        0.52         4.94       5.19       1.39
-------------------------------------------  ----------     ----------    --------    --------     --------    -------    -------
Less distributions:
   Dividends from net investment income           (0.02)         (0.07)      (0.05)         --        (0.21)     (0.12)     (0.21)
-------------------------------------------  ----------     ----------    --------    --------     --------    -------    -------
   Distributions from net realized gains          (0.10)         (0.63)      (2.17)         --        (3.00)     (0.46)     (0.85)
-------------------------------------------  ----------     ----------    --------    --------     --------    -------    -------
       Total distributions                        (0.12)         (0.70)      (2.22)         --        (3.21)     (0.58)     (1.06)
-------------------------------------------  ----------     ----------    --------    --------     --------    -------    -------
Net asset value, end of period               $    44.08     $    36.14    $  30.96    $  26.08     $  25.56    $ 23.83    $ 19.22
===========================================  ==========     ==========    ========    ========     ========    =======    =======
Total return(c)                                   22.34%         19.36%      29.68%       2.04%       22.39%     27.84%      7.69%
===========================================  ==========     ==========    ========    ========     ========    =======    =======
Ratios/supplement data:
Net assets, end of period (000s omitted)     $1,914,225     $1,085,648    $498,178    $120,448     $106,415    $71,324    $60,115
===========================================  ==========     ==========    ========    ========     ========    =======    =======
Ratio of expenses to average net assets(d)         1.18%(e)       1.22%       1.31%       1.30%(f)     1.26%       1.3%       1.4%
===========================================  ==========     ==========    ========    ========     ========    =======    =======
Ratio of net investment income to average
 net assets(g)                                     0.10%(e)       0.33%       0.50%       0.12%(f)     0.53%       0.7%       0.8%
===========================================  ==========     ==========    ========    ========     ========    =======    =======
Portfolio turnover rate                              13%            27%         43%         10%          58%        17%        13%
===========================================  ==========     ==========    ========    ========     ========    =======    =======

(a) The Fund changed investment advisors on June 3, 1996.
(b) Calculated using average shares outstanding.
(c) Does not deduct sales charges and is not annualized for periods less than one year.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.32%, 1.37% (annualized) and 1.28% for the periods 1997-1996 and September 30, 1996.
(e) Ratios are annualized and based on average net assets of $1,480,070,885.
(f) Annualized.
(g) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.49%, 0.05% (annualized) and 0.51% for the periods 1997-1996 and September 30, 1996.

                                                              CLASS B                                        CLASS C
                                          -----------------------------------------------      --------------------------------
                                                                    OCTOBER 31,                                 OCTOBER 31,
                                          APRIL 30,       -------------------------------      APRIL 30,     ------------------
                                             1999           1998         1997       1996         1999         1998        1997
                                          ----------      --------     --------    ------      ---------     -------     ------
Net asset value, beginning of period      $    35.73      $  30.76     $  26.07    $25.56      $  35.72      $ 30.75     $31.72
----------------------------------------  ----------      --------     --------    ------      --------      -------     ------
Income from investment operations:
   Net investment income (loss)                (0.11)(b)     (0.12)       (0.03)(a) (0.01)        (0.11)(b)    (0.12)(a)  (0.01)(a)
----------------------------------------  ----------      --------     --------    ------      --------      -------     ------
   Net gains (losses) on securities
     (both realized and unrealized)             7.92          5.72         6.92      0.52          7.92         5.72      (0.96)
----------------------------------------  ----------      --------     --------    ------      --------      -------     ------
       Total from investment operations         7.81          5.60         6.89      0.51          7.81         5.60      (0.97)
----------------------------------------  ----------      --------     --------    ------      --------      -------     ------
Less distributions:
   Dividends from net investment income           --            --        (0.03)       --            --           --         --
----------------------------------------  ----------      --------     --------    ------      --------      -------     ------
   Distributions from net realized gains       (0.10)        (0.63)       (2.17)       --         (0.10)       (0.63)        --
----------------------------------------  ----------      --------     --------    ------      --------      -------     ------
       Total distributions                     (0.10)        (0.63)       (2.20)       --         (0.10)       (0.63)        --
----------------------------------------  ----------      --------     --------    ------      --------      -------     ------
Net asset value, end of period            $    43.44      $  35.73     $  30.76    $26.07      $  43.43      $ 35.72     $30.75
========================================  ==========      ========     ========    ======      ========      =======     ======
Total return(b)                                21.88%        18.52%       28.81%     2.00%        21.89%       18.52%     (3.06)%
========================================  ==========      ========     ========    ======      ========      =======     ======
Ratios/supplement data:
Net assets, end of period (000s omitted)  $1,476,816      $745,862     $264,337    $8,101      $237,883      $87,554     $3,947
========================================  ==========      ========     ========    ======      ========      =======     ======
Ratio of expenses to average net
 assets(c)                                      1.91%(d)      1.94%        2.10%     2.01%(e)      1.91%(d)     1.94%      2.10%(e)
========================================  ==========      ========     ========    ======      ========      =======     ======
Ratio of net investment income (loss) to
 average net assets(f)                         (0.62)%(d)    (0.38)%      (0.28)%   (0.58)%(e)    (0.62)%(d)   (0.38)%    (0.28)%(e)
========================================  ==========      ========     ========    ======      ========      =======     ======
Portfolio turnover rate                           13%           27%          43%       10%           13%          27%        43%
========================================  ==========      ========     ========    ======      ========      =======     ======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.12% and 2.08% (annualized) for 1997-1996 for Class B and 2.12% (annualized) for 1997 for Class C.
(d) Ratios are annualized and based on average net assets of $1,097,087,993 and $154,764,861 for Class B and Class C, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.31)% and (0.65)% (annualized) for 1997-1996 for Class B and (0.31)% (annualized) for 1997 for Class C.

                         AIM CAPITAL DEVELOPMENT FUND
                         UNAUDITED FINANCIALS FOR THE
                          PERIOD ENDED APRIL 30, 1999

SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-96.01%

AEROSPACE/DEFENSE-0.93%

HEICO Corp.                            200,000   $    4,212,500
---------------------------------------------------------------
Kroll-O'Gara Co. (The)(a)              160,000        3,830,000
---------------------------------------------------------------
TriStar Aerospace Co.(a)               275,000        2,921,875
===============================================================
                                                     10,964,375
===============================================================

AIRLINES-0.87%

Atlantic Coast Airlines
  Holdings(a)                          190,000        5,866,250
---------------------------------------------------------------
Ryanair Holdings PLC-ADR
  (Ireland)(a)                         100,000        4,475,000
===============================================================
                                                     10,341,250
===============================================================

AUTO PARTS & EQUIPMENT-0.98%

Dura Automotive Systems, Inc.(a)       160,000        4,580,000
---------------------------------------------------------------
Keystone Automotive Industries,
  Inc.(a)                              187,900        2,818,500
---------------------------------------------------------------
Stoneridge, Inc.(a)                    251,300        4,209,275
===============================================================
                                                     11,607,775
===============================================================

BANKS (REGIONAL)-1.96%

Banco Santandr Puerto Rico             186,300        3,656,138
---------------------------------------------------------------
Bank United Corp.-Class A              155,000        6,258,125
---------------------------------------------------------------
Colonial BancGroup, Inc. (The)         400,000        4,950,000
---------------------------------------------------------------
Independence Community Bank Corp.      227,000        3,305,687
---------------------------------------------------------------
North Fork Bancorporation, Inc.        220,000        4,950,000
===============================================================
                                                     23,119,950
===============================================================

BEVERAGES (ALCOHOLIC)-0.68%

Beringer Wine Estates Holdings,
  Inc.(a)                               80,000        3,150,000
---------------------------------------------------------------
Canandaigua Wine Co., Inc.-Class
  A(a)                                  95,000        4,892,500
===============================================================
                                                      8,042,500
===============================================================

BIOTECHNOLOGY-0.78%

Albany Molecular Research,
  Inc.(a)                               47,100        1,177,500
---------------------------------------------------------------
IDEXX Laboratories, Inc.(a)            160,000        3,620,000
---------------------------------------------------------------
Pharmaceutical Product
  Development, Inc.(a)                 150,000        4,368,750
===============================================================
                                                      9,166,250
===============================================================

BROADCASTING (TELEVISION, RADIO & CABLE)-3.20%

Capstar Broadcasting Corp.-Class
  A(a)                                 228,200        6,047,300
---------------------------------------------------------------
Cox Radio, Inc.-Class A(a)             115,000        5,606,250
---------------------------------------------------------------
Emmis Broadcasting Corp.-Class
  A(a)                                 115,000        5,175,000
---------------------------------------------------------------
Entercom Communications Corp.(a)       154,500        5,735,812
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)            85,000        4,621,875
---------------------------------------------------------------
Metro Networks, Inc.(a)                105,000        4,725,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
BROADCASTING (TELEVISION, RADIO &
  CABLE)-(CONTINUED)

Univision Communications Inc.(a)       103,000   $    5,961,125
===============================================================
                                                     37,872,362
===============================================================

BUILDING MATERIALS-0.19%

White Cap Industries, Inc.(a)          190,000        2,303,750
===============================================================

COMMUNICATIONS EQUIPMENT-2.61%

Comverse Technology, Inc.(a)           135,000        8,656,875
---------------------------------------------------------------
Digital Microwave Corp.(a)             250,000        3,187,500
---------------------------------------------------------------
General Instrument Corp.(a)            150,000        5,475,000
---------------------------------------------------------------
Gilat Satellite Networks Ltd.(a)        50,000        2,600,000
---------------------------------------------------------------
NorthEast Optic Network, Inc.(a)       275,000        4,709,375
---------------------------------------------------------------
PairGain Technologies, Inc.(a)         285,000        3,651,562
---------------------------------------------------------------
REMEC, Inc.(a)                         200,000        2,587,500
===============================================================
                                                     30,867,812
===============================================================

COMPUTERS (HARDWARE)-0.31%

Bell & Howell Co.(a)                   110,000        3,678,125
===============================================================

COMPUTERS (PERIPHERALS)-1.07%

Actel Corp.(a)                         250,000        3,375,000
---------------------------------------------------------------
DSP Communications, Inc.(a)            265,000        7,221,250
---------------------------------------------------------------
QLogic Corp.(a)                         30,000        2,098,125
===============================================================
                                                     12,694,375
===============================================================

COMPUTERS (SOFTWARE &
  SERVICES)-5.18%

AppliedTheory Corp.(a)                  60,500        1,240,250
---------------------------------------------------------------
Aris Corp.(a)                           75,200          613,350
---------------------------------------------------------------
Avant! Corp.(a)                        205,419        2,773,157
---------------------------------------------------------------
Best Software, Inc.(a)                 240,500        3,111,469
---------------------------------------------------------------
Check Point Software Technologies
  Ltd. (Israel)(a)                      60,000        2,115,000
---------------------------------------------------------------
Dendrite International, Inc.(a)        128,800        3,332,700
---------------------------------------------------------------
Descartes Systems Group Inc.
  (The)(a)                             200,000        1,262,500
---------------------------------------------------------------
HNC Software Inc.(a)                   100,000        2,150,000
---------------------------------------------------------------
InfoCure Corp.(a)                      235,000        6,183,438
---------------------------------------------------------------
Lycos, Inc.(a)                          30,000        2,990,625
---------------------------------------------------------------
Medical Manager Corp.(a)                90,000        2,565,000
---------------------------------------------------------------
Mentor Graphics Corp.(a)               375,000        4,546,875
---------------------------------------------------------------
Mercury Interactive Corp.(a)           110,500        3,114,718
---------------------------------------------------------------
PSINet Inc., Series C-$3.375
  Conv. Pfd.                            55,800        2,873,700
---------------------------------------------------------------
Rational Software Corp.(a)             150,000        4,443,750
---------------------------------------------------------------
SERENA Software, Inc.(a)               120,000        1,230,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE &
  SERVICES)-(CONTINUED)

Structural Dynamics Research
  Corp.(a)                             300,000   $    5,831,250
---------------------------------------------------------------
Symantec Corp.(a)                      260,000        5,167,500
---------------------------------------------------------------
Transaction Systems Architects,
  Inc.-Class A(a)                      100,000        3,243,750
---------------------------------------------------------------
Unigraphics Solutions Inc.(a)          160,300        2,384,462
===============================================================
                                                     61,173,494
===============================================================

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.21%

Blyth Industries, Inc.(a)              106,800        2,429,700
===============================================================

CONSUMER FINANCE-1.10%

American Capital Strategies, Ltd.       85,100        1,510,525
---------------------------------------------------------------
AmeriCredit Corp.(a)                   400,000        6,625,000
---------------------------------------------------------------
Cash America International, Inc.       385,000        4,908,750
===============================================================
                                                     13,044,275
===============================================================

DISTRIBUTORS (FOOD &
  HEALTH)-0.92%

JP Foodservice, Inc.(a)                100,750        4,237,797
---------------------------------------------------------------
Patterson Dental Co.(a)                 55,000        1,983,437
---------------------------------------------------------------
Performance Food Group Co.(a)          175,000        4,637,500
===============================================================
                                                     10,858,734
===============================================================

ELECTRIC COMPANIES-0.38%

Avista Corp.                           300,000        4,500,000
===============================================================

ELECTRICAL EQUIPMENT-2.73%

Conexant Systems, Inc.(a)               85,000        3,463,750
---------------------------------------------------------------
Cree Research, Inc.(a)                 105,000        4,410,000
---------------------------------------------------------------
DII Group, Inc.(a)                     100,000        3,100,000
---------------------------------------------------------------
PCD, Inc.(a)                           150,000        1,659,375
---------------------------------------------------------------
Pinnacle Systems, Inc.(a)               85,000        4,621,875
---------------------------------------------------------------
Sawtek Inc.(a)                         100,000        3,525,000
---------------------------------------------------------------
SCI Systems, Inc.(a)                   140,000        5,328,750
---------------------------------------------------------------
SLI, Inc.(a)                           225,000        6,173,437
===============================================================
                                                     32,282,187
===============================================================

ELECTRONICS (DEFENSE)-0.46%

Aeroflex Inc.(a)                       370,000        5,411,250
===============================================================

ELECTRONICS
  (INSTRUMENTATION)-0.87%

Alpha Industries, Inc.(a)              117,300        4,134,825
---------------------------------------------------------------
Methode Electronics, Inc.-Class A      149,500        2,223,812
---------------------------------------------------------------
Varian Inc.(a)                         100,000          906,250
---------------------------------------------------------------
Varian Medical Systems, Inc.           100,000        1,718,750
---------------------------------------------------------------
Varian Semiconductor Equipment
  Associates, Inc.(a)                  100,000        1,300,000
===============================================================
                                                     10,283,637
===============================================================

                                                     MARKET
                                     SHARES          VALUE
ELECTRONICS
  (SEMICONDUCTORS)-1.95%

Apex PC Solutions, Inc.(a)             145,000   $    2,410,625
---------------------------------------------------------------
Celestica Inc.(a)                      115,000        4,499,375
---------------------------------------------------------------
Micrel, Inc.(a)                         70,000        4,121,250
---------------------------------------------------------------
Microchip Technology, Inc.(a)          160,000        5,600,000
---------------------------------------------------------------
Unitrode Corp.(a)                      229,900        4,066,356
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)          49,800        2,306,362
===============================================================
                                                     23,003,968
===============================================================

ENTERTAINMENT-1.35%

Loews Cineplex Entertainment
  Corp.(a)                             444,500        5,611,812
---------------------------------------------------------------
Pixar, Inc.(a)                         100,000        4,150,000
---------------------------------------------------------------
SFX Entertainment, Inc.-Class
  A(a)                                 100,000        6,175,000
===============================================================
                                                     15,936,812
===============================================================

EQUIPMENT (SEMICONDUCTOR)-1.36%

DuPont Photomasks, Inc.(a)             150,000        6,562,500
---------------------------------------------------------------
Lam Research Corp.(a)                  130,000        4,095,000
---------------------------------------------------------------
Teradyne, Inc.(a)                      115,000        5,426,562
===============================================================
                                                     16,084,062
===============================================================

FINANCIAL (DIVERSIFIED)-1.78%

FINOVA Group, Inc.                     100,000        4,831,250
---------------------------------------------------------------
FirstCity Financial Corp.(a)           160,000        1,700,000
---------------------------------------------------------------
Hamilton Bancorp, Inc.(a)              100,000        2,575,000
---------------------------------------------------------------
Insignia Financial Group, Inc.(a)      130,000        1,633,125
---------------------------------------------------------------
Medallion Financial Corp.              100,000        1,687,500
---------------------------------------------------------------
MicroFinancial Inc.                    219,400        3,908,062
---------------------------------------------------------------
SEI Investments Co.                     50,000        4,750,000
===============================================================
                                                     21,084,937
===============================================================

FOODS-1.93%

American Italian Pasta Co.-Class
  A(a)                                 221,000        5,939,375
---------------------------------------------------------------
International Home Foods, Inc.(a)      245,000        4,057,812
---------------------------------------------------------------
Keebler Foods Co.(a)                   140,500        4,513,563
---------------------------------------------------------------
Suiza Foods Corp.(a)                    99,900        3,752,494
---------------------------------------------------------------
United Natural Foods, Inc.(a)          180,000        4,522,500
===============================================================
                                                     22,785,744
===============================================================

HEALTH CARE (DIVERSIFIED)-0.28%

IVAX Corp.(a)                          250,000        3,281,250
===============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-1.71%

Alpharma, Inc.-Class A                 130,000        3,835,000
---------------------------------------------------------------
Barr Laboratories, Inc.(a)             150,700        4,530,418
---------------------------------------------------------------
Forest Laboratories, Inc.(a)            90,000        4,005,000
---------------------------------------------------------------
Jones Medical Industries, Inc.         112,000        3,598,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-(CONTINUED)

Parexel International Corp.(a)         175,000   $    4,210,938
===============================================================
                                                     20,179,356
===============================================================

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.26%

Health Management Associates,
  Inc.-Class A(a)                      197,250        3,082,031
===============================================================

HEALTH CARE (LONG TERM
  CARE)-0.36%

Sunrise Assisted Living, Inc.(a)       105,000        4,200,000
===============================================================

HEALTH CARE (MANAGED CARE)-0.37%

Express Scripts, Inc.-Class A(a)        60,000        4,417,500
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.70%

Biomet, Inc.                            75,000        3,075,000
---------------------------------------------------------------
Cyberonics, Inc.(a)                    155,000        1,259,375
---------------------------------------------------------------
Henry Schein, Inc.(a)                  170,000        4,451,875
---------------------------------------------------------------
Lifecore Biomedical, Inc.(a)           248,000        2,077,000
---------------------------------------------------------------
MiniMed, Inc.(a)                        60,000        3,750,000
---------------------------------------------------------------
Sybron International Corp.(a)          199,900        5,534,731
===============================================================
                                                     20,147,981
===============================================================

HEALTH CARE (SPECIALIZED
  SERVICES)-3.53%

Advance Paradigm, Inc.(a)               92,000        4,830,000
---------------------------------------------------------------
Capital Senior Living Corp.(a)         200,000        1,975,000
---------------------------------------------------------------
Covance, Inc.(a)                       130,000        2,851,875
---------------------------------------------------------------
First Consulting Group, Inc.(a)        255,800        2,941,700
---------------------------------------------------------------
MAXIMUS, Inc.(a)                       177,000        4,602,000
---------------------------------------------------------------
Omnicare, Inc.                         215,700        5,190,281
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                              349,900        4,330,013
---------------------------------------------------------------
Renal Care Group, Inc.(a)              180,000        3,757,500
---------------------------------------------------------------
Renex Corp.(a)                         200,000          800,000
---------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                              80,000        2,160,000
---------------------------------------------------------------
United Payors & United Providers,
  Inc.(a)                              230,000        4,053,750
---------------------------------------------------------------
Ventana Medical Systems, Inc.(a)       173,000        4,216,875
===============================================================
                                                     41,708,994
===============================================================

HOUSEHOLD FURNITURE &
  APPLIANCES-0.35%

Service Experts, Inc.(a)               252,300        4,084,106
===============================================================

HOUSEWARES-0.15%

Windmere-Durable Holdings Inc.(a)      150,000        1,725,000
===============================================================

INSURANCE (LIFE/HEALTH)-0.96%

Annuity and Life Re, Ltd.
  (Bermuda)                            134,300        2,652,425
===============================================================

                                                     MARKET
                                     SHARES          VALUE
INSURANCE
  (LIFE/HEALTH)-(CONTINUED)

ESG Re Ltd. (United Kingdom)            77,700   $    1,320,900
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         105,000        4,869,375
---------------------------------------------------------------
Sutton Group Financial Services
  Ltd. (Cayman Islands)                253,600        2,536,000
===============================================================
                                                     11,378,700
===============================================================

INSURANCE (MULTI-LINE)-0.26%

Century Business Services,
  Inc.(a)                              260,000        3,120,000
===============================================================

INSURANCE
  (PROPERTY-CASUALTY)-1.29%

Amerin Corp.(a)                        200,000        4,687,500
---------------------------------------------------------------
Automobile Protection Corp.(a)         250,000        2,203,125
---------------------------------------------------------------
CNA Surety Corp.                       249,700        3,370,950
---------------------------------------------------------------
HCC Insurance Holdings, Inc.           235,000        4,964,375
===============================================================
                                                     15,225,950
===============================================================

INVESTMENT
  BANKING/BROKERAGE-0.43%

Hambrecht & Quist Group(a)             145,000        5,111,250
===============================================================

INVESTMENT MANAGEMENT-0.55%

Affiliated Managers Group,
  Inc.(a)                              185,000        5,376,563
---------------------------------------------------------------
Conning Corp.                           70,000        1,155,000
===============================================================
                                                      6,531,563
===============================================================

IRON & STEEL-0.32%

Nucor Corp.                             65,000        3,814,688
===============================================================

LAND DEVELOPMENT-0.02%

Silverleaf Resorts, Inc.(a)             24,700          196,056
===============================================================

LEISURE TIME (PRODUCTS)-0.36%

Family Golf Centers, Inc.(a)            99,800          717,313
---------------------------------------------------------------
International Speedway
  Corp.-Class A                         67,700        3,486,550
===============================================================
                                                      4,203,863
===============================================================

LODGING-HOTELS-0.35%

Prime Hospitality Corp.(a)             340,000        4,143,750
===============================================================

MACHINERY (DIVERSIFIED)-0.51%

Applied Power, Inc.-Class A            191,400        6,041,063
===============================================================

MANUFACTURING (SPECIALIZED)-2.02%

Alpine Group, Inc. (The)(a)            209,700        2,909,588
---------------------------------------------------------------
American Bank Note Holographics,
  Inc.(a)                              380,500          975,031
---------------------------------------------------------------
Amor Holdings, Inc.(a)                 100,000        1,262,500
---------------------------------------------------------------
First Years, Inc. (The)                300,000        4,556,250
---------------------------------------------------------------
Howmet International Inc.(a)           250,000        4,000,000
---------------------------------------------------------------
Mettler-Toledo International
  Inc.(a)                              277,000        7,236,625
---------------------------------------------------------------
Superior TeleCom Inc.                  118,875        2,964,445
===============================================================
                                                     23,904,439
===============================================================

                                                     MARKET
                                     SHARES          VALUE
OFFICE EQUIPMENT & SUPPLIES-0.77%

Daisytek International Corp.(a)        295,000   $    4,941,250
---------------------------------------------------------------
School Specialty, Inc.(a)              219,402        4,141,213
===============================================================
                                                      9,082,463
===============================================================

OIL (DOMESTIC INTEGRATED)-0.11%

Pennzoil-Quaker State Co.              100,000        1,293,750
===============================================================

OIL & GAS (DRILLING &
  EQUIPMENT)-1.72%

BJ Services Co.(a)                     210,000        5,617,500
---------------------------------------------------------------
Cooper Cameron Corp.(a)                 94,800        3,661,650
---------------------------------------------------------------
Newpark Resources, Inc.(a)             425,000        3,904,688
---------------------------------------------------------------
Petroleum Geo-Services ASA-ADR
  (Norway)(a)                          255,100        4,272,925
---------------------------------------------------------------
Rowan Companies, Inc.(a)               180,000        2,880,000
===============================================================
                                                     20,336,763
===============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-2.15%

Anadarko Petroleum Corp.               100,000        3,793,750
---------------------------------------------------------------
Apache Corp.                           155,000        4,756,563
---------------------------------------------------------------
Devon Energy Corp.                     185,000        6,151,250
---------------------------------------------------------------
Newfield Exploration Co.(a)            140,000        3,762,500
---------------------------------------------------------------
Noble Affiliates, Inc.                 130,000        4,168,125
---------------------------------------------------------------
Union Pacific Resources Group
  Inc.(b)                              199,800        2,797,200
===============================================================
                                                     25,429,388
===============================================================

PAPER & FOREST PRODUCTS-0.65%

Potlatch Corp.                          65,000        2,693,438
---------------------------------------------------------------
Rayonier Inc.                          110,000        5,018,750
===============================================================
                                                      7,712,188
===============================================================

PERSONAL CARE-1.43%

Chattem, Inc.(a)                       149,900        5,855,469
---------------------------------------------------------------
Playtex Products, Inc.(a)              349,700        5,770,050
---------------------------------------------------------------
Steiner Leisure Ltd.(a)                165,000        5,238,750
===============================================================
                                                     16,864,269
===============================================================

PUBLISHING-0.99%

IDG Books Worldwide, Inc.-Class
  A(a)                                 229,800        4,969,425
---------------------------------------------------------------
Scholastic Corp.(a)                    120,000        5,673,750
---------------------------------------------------------------
Ziff-Davis Inc.(a)                      28,900        1,018,725
===============================================================
                                                     11,661,900
===============================================================

RAILROADS-0.39%

MotivePower Industries, Inc.(a)        270,000        4,606,875
===============================================================

REAL ESTATE INVESTMENT
  TRUST-1.57%

AMRESCO Capital Trust Inc.             240,500        2,525,250
===============================================================

                                                     MARKET
                                     SHARES          VALUE
REAL ESTATE INVESTMENT
  TRUST-(CONTINUED)

Apartment Investment & Management
  Co.                                  126,790   $    5,079,524
---------------------------------------------------------------
Colonial Properties Trust              130,000        3,558,750
---------------------------------------------------------------
Correctional Properties Trust          237,400        4,109,988
---------------------------------------------------------------
Manufactured Home Communities,
  Inc.                                 130,000        3,290,625
===============================================================
                                                     18,564,137
===============================================================

RESTAURANTS-1.69%

Brinker International, Inc.(a)         132,000        3,646,500
---------------------------------------------------------------
CEC Entertainment Inc.(a)              205,000        7,687,500
---------------------------------------------------------------
Dave & Buster's, Inc.(a)               189,800        3,890,900
---------------------------------------------------------------
Luby's, Inc.                           100,000        1,675,000
---------------------------------------------------------------
Starbucks Corp.(a)                      82,000        3,028,875
===============================================================
                                                     19,928,775
===============================================================

RETAIL (COMPUTERS &
  ELECTRONICS)-0.53%

CDW Computer Centers, Inc.(a)           69,900        6,256,050
===============================================================

RETAIL (DISCOUNTERS)-0.58%

Family Dollar Stores, Inc.             283,600        6,841,850
===============================================================

RETAIL (FOOD CHAINS)-0.98%

BJ's Wholesale Club, Inc.(a)           210,000        5,578,125
---------------------------------------------------------------
Wild Oats Markets Inc.(a)              215,000        5,952,813
===============================================================
                                                     11,530,938
===============================================================

RETAIL (GENERAL
  MERCHANDISE)-0.33%

Signet Group PLC (United
  Kingdom)(a)                        2,320,000        2,257,830
---------------------------------------------------------------
Signet Group PLC-ADR (United
  Kingdom)                              60,000        1,725,000
===============================================================
                                                      3,982,830
===============================================================

RETAIL (SPECIALTY)-4.86%

Casey's General Stores, Inc.           130,000        1,722,500
---------------------------------------------------------------
CSK Auto Corp.(a)                      252,400        6,310,000
---------------------------------------------------------------
Electronics Boutique Holdings
  Corp.(a)                             200,000        3,175,000
---------------------------------------------------------------
Footstar, Inc.(a)                        6,600          223,163
---------------------------------------------------------------
Guitar Center Inc.(a)                  225,000        3,515,625
---------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)        195,000        5,325,937
---------------------------------------------------------------
Just for Feet, Inc.(a)                 100,000        1,262,500
---------------------------------------------------------------
Linens 'N Things, Inc.(a)              170,300        7,791,225
---------------------------------------------------------------
Lithia Motors, Inc.-Class A(a)         200,000        3,762,500
---------------------------------------------------------------
Michaels Stores, Inc.(a)               122,000        2,760,250
---------------------------------------------------------------
Rainbow Rentals, Inc.(a)               172,000        2,021,000
---------------------------------------------------------------
Rent-A-Center, Inc.(a)                 199,900        6,196,900
---------------------------------------------------------------
Rent-Way, Inc.(a)                      237,190        6,463,427
---------------------------------------------------------------
Select Comfort Corp.(a)                 41,900          678,256
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (SPECIALTY)-(CONTINUED)

Zale Corp.(a)                          165,000   $    6,239,063
===============================================================
                                                     57,447,346
===============================================================

RETAIL (SPECIALTY-APPAREL)-1.09%

Abercrombie & Fitch Co.-Class
  A(a)                                  60,000        5,707,500
---------------------------------------------------------------
Goody's Family Clothing, Inc.(a)       225,000        2,025,000
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)         190,000        5,201,250
===============================================================
                                                     12,933,750
===============================================================

SAVINGS & LOAN COMPANIES-0.42%

Allied Capital Corp.                   275,000        4,950,000
===============================================================

SERVICES
  (ADVERTISING/MARKETING)-4.25%

Abacus Direct Corp.(a)                  45,000        3,330,000
---------------------------------------------------------------
ACNielsen Corp.(a)                     200,000        5,575,000
---------------------------------------------------------------
Acxiom Corp.(a)                        246,000        6,211,500
---------------------------------------------------------------
Forrester Research, Inc.(a)             74,300        2,526,200
---------------------------------------------------------------
HA-LO Industries, Inc.(a)              275,000        3,231,250
---------------------------------------------------------------
Lamar Advertising Co.(a)               225,000        7,565,625
---------------------------------------------------------------
Market Facts, Inc.(a)                  173,800        5,300,900
---------------------------------------------------------------
Nielsen Media Research(a)              250,000        6,843,750
---------------------------------------------------------------
Snyder Communications, Inc.(a)         190,000        5,581,250
---------------------------------------------------------------
Young & Rubicam, Inc.                  103,500        4,120,594
===============================================================
                                                     50,286,069
===============================================================

SERVICES (COMMERCIAL &
  CONSUMER)-8.46%

Apollo Group, Inc.(a)                  100,000        2,475,000
---------------------------------------------------------------
Bright Horizons Family Solutions,
  Inc.(a)                              189,992        4,084,828
---------------------------------------------------------------
Central Parking Corp.                  160,000        5,070,000
---------------------------------------------------------------
Copart, Inc.(a)                        200,000        3,625,000
---------------------------------------------------------------
Corporate Executive Board Co.
  (The)(a)                             100,800        2,835,000
---------------------------------------------------------------
F.Y.I. Inc.(a)                         115,000        3,565,000
---------------------------------------------------------------
Galileo International, Inc.             81,700        4,003,300
---------------------------------------------------------------
INSpire Insurance Solutions,
  Inc.(a)                              300,500        6,535,875
---------------------------------------------------------------
Iron Mountain, Inc.(a)                 175,000        4,867,188
---------------------------------------------------------------
ITT Educational Services, Inc.(a)       79,300        1,947,806
---------------------------------------------------------------
Jones Lang LaSalle Inc.(a)             101,900        2,719,456
---------------------------------------------------------------
MemberWorks, Inc.(a)                   100,000        4,375,000
---------------------------------------------------------------
Metzler Group, Inc.(a)                 180,000        5,017,500
---------------------------------------------------------------
PalEx, Inc.(a)                          27,300          170,625
---------------------------------------------------------------
Pegasus Systems, Inc.(a)               100,000        4,675,000
---------------------------------------------------------------
Pre-Paid Legal Services, Inc.(a)       215,000        6,127,500
---------------------------------------------------------------
Primark Corp.(a)                       187,000        4,312,688
---------------------------------------------------------------
Quanta Services, Inc.(a)               310,300        8,940,518
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (COMMERCIAL &
  CONSUMER)-(CONTINUED)

Regis Corp.                            212,700   $    5,450,437
---------------------------------------------------------------
Stewart Enterprises, Inc.-Class A      424,900        8,444,888
---------------------------------------------------------------
Strayer Education, Inc.                 55,000        1,904,375
---------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)       225,000        5,653,125
---------------------------------------------------------------
Trammell Crow Co.(a)                   176,400        3,175,200
===============================================================
                                                     99,975,309
===============================================================

SERVICES (COMPUTER SYSTEMS)-1.99%

Insight Enterprises, Inc.(a)           202,300        5,462,100
---------------------------------------------------------------
Policy Management Systems
  Corp.(a)                             135,000        4,244,063
---------------------------------------------------------------
Safeguard Scientifics, Inc.(a)          41,200        3,337,200
---------------------------------------------------------------
SunGard Data Systems Inc.(a)           200,000        6,387,500
---------------------------------------------------------------
Sykes Enterprises, Inc.(a)             201,900        4,138,950
===============================================================
                                                     23,569,813
===============================================================

SERVICES (DATA PROCESSING)-3.25%

4Front Software International,
  Inc.(a)                              365,000        3,216,563
---------------------------------------------------------------
BISYS Group, Inc.(a)                   165,000        8,373,750
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                              200,000        7,725,000
---------------------------------------------------------------
Lason Holdings, Inc.(a)                121,400        4,802,887
---------------------------------------------------------------
MedQuist, Inc.(a)                      165,000        5,651,250
---------------------------------------------------------------
National Data Corp.                    105,000        4,843,125
---------------------------------------------------------------
NOVA Corp.(a)                          144,400        3,754,400
===============================================================
                                                     38,366,975
===============================================================

SERVICES (EMPLOYMENT)-1.62%

AHL Services, Inc.(a)                  125,500        3,796,375
---------------------------------------------------------------
Heidrick & Struggles
  International, Inc.(a)               373,900        5,211,231
---------------------------------------------------------------
Korn/Ferry International(a)            275,000        3,231,250
---------------------------------------------------------------
Labor Ready, Inc.(a)                   174,500        6,849,125
===============================================================
                                                     19,087,981
===============================================================

SERVICES (FACILITIES &
  ENVIRONMENTAL)-2.14%

Casella Waste Systems, Inc.(a)         234,500        5,862,500
---------------------------------------------------------------
Cornell Corrections, Inc.(a)           274,600        5,526,325
---------------------------------------------------------------
Tetra Tech, Inc.(a)                    140,700        3,403,182
---------------------------------------------------------------
Wackenhut Corrections Corp.(a)         279,700        5,191,931
---------------------------------------------------------------
Waste Connections, Inc.(a)             200,000        5,275,000
===============================================================
                                                     25,258,938
===============================================================

SPECIALTY PRINTING-0.38%

World Color Press, Inc.(a)             175,000        4,473,438
===============================================================

                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.83%

Associated Group, Inc.
  (The)-Class A(a)                     120,000   $    6,840,000
---------------------------------------------------------------
Metromedia Fiber Network, Inc.(a)       35,000        2,948,750
===============================================================
                                                      9,788,750
===============================================================

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.57%

IXC Communications, Inc.(a)            170,000        6,736,250
===============================================================

TELEPHONE-0.91%

Intermedia Communications Inc.(a)      170,000        5,471,875
---------------------------------------------------------------
NTL Inc. (United Kingdom)(a)            70,000        5,337,500
===============================================================
                                                     10,809,375
===============================================================

WASTE MANAGEMENT-1.77%

Catalytica, Inc.(a)                    300,000        4,106,250
---------------------------------------------------------------
Safety-Kleen Corp.(a)                  375,000        5,953,125
---------------------------------------------------------------
Superior Services, Inc.(a)             210,000        3,858,750
---------------------------------------------------------------
U.S. Liquids Inc.(a)                   261,700        5,299,426
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
WASTE MANAGEMENT-(CONTINUED)

Waste Industries, Inc.(a)               92,500   $    1,711,250
===============================================================
                                                     20,928,801
===============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $954,293,892)                               1,134,739,835
===============================================================

                                     PRINCIPAL
                                      AMOUNT
REPURCHASE AGREEMENTS-3.89%(c)

Credit Swisse First Boston Corp.,
  4.93%, 05/03/99(d)               $27,011,481       27,011,481
---------------------------------------------------------------
Greenwich Capital Markets, Inc.,
  4.93%, 05/03/99(e)                18,945,613       18,945,613
===============================================================
    Total Repurchase Agreements
      (Cost $45,957,094)                             45,957,094
===============================================================
TOTAL INVESTMENTS-99.90%                          1,180,696,929
===============================================================
OTHER ASSETS LESS
  LIABILITIES-0.10%                                   1,177,367
===============================================================
NET ASSETS-100.00%                               $1,181,874,296
===============================================================

Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure its market value is at least 102% of the sale price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 04/30/99 with a maturing value of $500,205,417. Collateralized by $527,642,000 U.S. Government obligations, 4.60% to 9.05% due 05/03/99 to 04/28/14 with an aggregate market value at 04/30/99 of $531,179,320.
(e) Joint repurchase agreement entered into 04/30/99 with a maturing value of $400,164,333. Collateralized by $419,743,169 U.S. Government obligations, 0% to 10.00% due 04/01/00 to 05/01/29 with an aggregate market value at 04/30/99 of $408,002,417.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,000,250,986)                             $1,180,696,929
------------------------------------------------------------
Receivables for:
  Investments sold                                22,860,649
------------------------------------------------------------
  Capital stock sold                               1,743,331
------------------------------------------------------------
  Dividends and interest                             309,286
------------------------------------------------------------
Investment for deferred compensation plan             14,874
------------------------------------------------------------
Other assets                                         118,379
------------------------------------------------------------
      Total assets                             1,205,743,448
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           16,780,752
------------------------------------------------------------
  Capital stock reacquired                         4,838,834
------------------------------------------------------------
  Deferred compensation                               14,874
------------------------------------------------------------
  Options written (Premiums received
    $109,386)                                        443,306
------------------------------------------------------------
Accrued advisory fees                                645,088
------------------------------------------------------------
Accrued administrative services fees                   7,632
------------------------------------------------------------
Accrued directors' fees                                7,850
------------------------------------------------------------
Accrued distribution fees                            822,742
------------------------------------------------------------
Accrued transfer agent fees                          261,630
------------------------------------------------------------
Accrued operating expenses                            46,444
------------------------------------------------------------
      Total liabilities                           23,869,152
------------------------------------------------------------
Net assets applicable to shares outstanding   $1,181,874,296
============================================================

NET ASSETS:

Class A                                       $  644,958,656
============================================================
Class B                                       $  483,673,180
============================================================
Class C                                       $   53,242,460
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                     45,804,635
============================================================
Class B:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                     34,992,803
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      3,854,095
============================================================
Class A:
  Net asset value and redemption price per
    share                                     $        14.08
============================================================
  Offering price per share:
    (Net assets value of $14.08
      divided by 94.50%)                     $        14.90
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        13.82
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        13.81
============================================================



STATEMENT OF OPERATIONS

For the six months ended April 30, 1999
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $2,049 foreign withholding
  tax)                                         $  2,630,878
-----------------------------------------------------------
Interest                                          1,645,875
-----------------------------------------------------------
    Total investment income                       4,276,753
-----------------------------------------------------------
EXPENSES:
Advisory fees                                     4,286,282
-----------------------------------------------------------
Administrative services fees                         48,652
-----------------------------------------------------------
Custodian fees                                       72,619
-----------------------------------------------------------
Directors' fees                                      11,971
-----------------------------------------------------------
Distribution fees-Class A                         1,265,747
-----------------------------------------------------------
Distribution fees-Class B                         2,619,659
-----------------------------------------------------------
Distribution fees-Class C                           274,848
-----------------------------------------------------------
Transfer agent fees-Class A                       1,018,729
-----------------------------------------------------------
Transfer agent fees-Class B                         981,216
-----------------------------------------------------------
Transfer agent fees-Class C                         102,947
-----------------------------------------------------------
Other                                               332,519
-----------------------------------------------------------
      Total expenses                             11,015,189
-----------------------------------------------------------
Less: Expenses paid indirectly                      (25,503)
-----------------------------------------------------------
      Net expenses                               10,989,686
-----------------------------------------------------------
Net investment income (loss)                     (6,712,933)
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                          16,330,470
-----------------------------------------------------------
  Option contracts written                          201,938
-----------------------------------------------------------
                                                 16,532,408
-----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         102,115,195
-----------------------------------------------------------
  Option contracts written                         (333,920)
-----------------------------------------------------------
                                                101,781,275
-----------------------------------------------------------
    Net gain from investment securities and
      option contracts                          118,313,683
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $111,600,750
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1999 and the year ended October 31, 1998 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                   1999             1998
                                                              --------------   --------------
OPERATIONS:

  Net investment income (loss)                                $   (6,712,933)  $   (8,332,574)
---------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
    securities, foreign currencies, futures and option
    contracts                                                     16,532,408      (67,636,533)
---------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies, futures and option
    contracts                                                    101,781,275     (114,227,472)
---------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
       operations                                                111,600,750     (190,196,579)
---------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (138,084,944)     242,830,301
---------------------------------------------------------------------------------------------
  Class B                                                        (51,952,473)     274,584,791
---------------------------------------------------------------------------------------------
  Class C                                                            761,416       44,827,215
---------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets                     (77,675,251)     372,045,728
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          1,259,549,547      887,503,819
---------------------------------------------------------------------------------------------
  End of period                                               $1,181,874,296   $1,259,549,547
=============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,071,122,709   $1,260,398,710
---------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (6,734,268)         (21,335)
---------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities, foreign currencies, futures and
    option contracts                                             (62,626,168)     (79,158,576)
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                     180,112,023       78,330,748
---------------------------------------------------------------------------------------------
                                                              $1,181,874,296   $1,259,549,547
=============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
C. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
D. Accounting for Securities Sold Short--When the Fund sells common stock short, an amount equal to the proceeds of the sales is recorded as an asset. This asset is offset by a liability (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in "A" above. The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund will attempt to hedge against market risk by entering into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns. Such short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities may be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio may be wholly or partially offset by a corresponding loss in the short position.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $75,941,588 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, in the year 2006.
F. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

G. Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.
H. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $48,652 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended April 30, 1999, AFS was paid $1,259,748 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors $1,265,747, $2,619,659 and $274,848, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $270,027 from Class A capital stock transactions during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A capital stock. During the six months ended April 30, 1999, AIM Distributors received $82,703 in contingent deferred sales charges imposed on redemptions of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended April 30, 1999, the Fund paid legal fees of $2,292 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $8,544 and $16,959, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $25,503 during the six months ended April 30, 1999.

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1999 was $698,051,770 and $853,872,921, respectively.

The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1999, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                                       $239,500,191
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                        (59,376,952)
--------------------------------------------------------------------------
Net unrealized appreciation of
  investment securities                                       $180,123,239
==========================================================================

Cost of investments for tax purposes is $1,000,573,690.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended April 30, 1999 are summarized as follows:

                                                                 OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    ---------
Beginning of period                                                 0      $       0
------------------------------------------------------------------------------------
Written                                                         5,446        792,183
------------------------------------------------------------------------------------
Closed                                                         (1,999)      (194,945)
------------------------------------------------------------------------------------
Exercised                                                        (250)       (86,747)
------------------------------------------------------------------------------------
Expired                                                        (2,198)      (401,105)
------------------------------------------------------------------------------------
End of period                                                     999      $ 109,386
====================================================================================

Open call contracts written at April 30, 1999 were as follows:

                                                                                            APRIL 30,
                                                                      NUMBER                  1999
                                                 CONTRACT   STRIKE      OF       PREMIUMS    MARKET      UNREALIZED
               ISSUE                              MONTH     PRICE    CONTRACTS   RECEIVED     VALUE     APPRECIATION
               -----                             --------   ------   ---------   --------   ---------   ------------
Union Pacific Resource Group, Inc.               July 99      10        999      $109,386   $443,306      $333,920
--------------------------------------------------------------------------------------------------------------------

NOTE 8-CAPITAL STOCK

Changes in the capital stock outstanding during six months ended April 30, 1999 and the year ended October 31, 1998 were as follows:

                                                APRIL 30, 1999                  OCTOBER 31, 1998
                                          ---------------------------    ------------------------------
                                            SHARES         AMOUNT           SHARES          AMOUNT
                                          -----------   -------------    ------------   ---------------
Sold:
  Class A                                  22,713,643   $ 318,873,099     101,121,530   $ 1,487,557,560
-------------------------------------------------------------------------------------------------------
  Class B                                   6,016,844      82,122,144      25,176,788       370,811,453
-------------------------------------------------------------------------------------------------------
  Class C                                   1,738,241      23,977,499       4,336,475        62,530,399
-------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                 (32,567,180)   (456,958,043)    (85,122,675)   (1,244,727,259)
-------------------------------------------------------------------------------------------------------
  Class B                                  (9,930,034)   (134,074,617)     (6,860,398)      (96,226,662)
-------------------------------------------------------------------------------------------------------
  Class C                                  (1,688,785)    (23,216,083)     (1,375,616)      (17,703,184)
-------------------------------------------------------------------------------------------------------
                                          (13,717,271)  $(189,276,001)     37,276,104   $   562,242,307
=======================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the six months ended April 30, 1999, each of the years in the two-year period ended October 31, 1998 and the period June 17, 1996 (date operations commenced) through October 31, 1996, for a share of Class B capital stock outstanding during the six months ended April 30, 1999, each of the years in the two-year period ended October 31, 1998 and the period October 1, 1996 (date sales commenced) through October 31, 1996 and for a share of Class C capital stock outstanding during the six months ended April 30, 1999, the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                             CLASS A                                          CLASS B
                          ------------------------------------------------     ---------------------------------------------
                                                  OCTOBER 31,                                     OCTOBER 31,
                          APRIL 30,      ---------------------------------     APRIL 30,    --------------------------------
                            1999           1998        1997         1996         1999         1998        1997        1996
                          ---------      --------    --------    ---------     ---------    --------    --------    --------
Net asset value,
  beginning of period     $   12.89      $  14.57    $  11.09    $   10.00     $   12.70    $  14.46    $  11.08    $  11.26
----------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
    Net investment
      income (loss)           (0.05)(a)     (0.06)(a)   (0.10)(a)    (0.01)(a)     (0.10)(a)   (0.16)(a)   (0.20)(a)   (0.01)(a)
----------------------------------------------------------------------------------------------------------------------------
    Net gains (losses)
      on securities
      (both realized and
      unrealized)              1.24         (1.62)       3.58         1.10          1.22       (1.60)       3.58       (0.17)
============================================================================================================================
        Total from
          investment
          operations           1.19         (1.68)       3.48    $    1.09          1.12       (1.76)       3.38       (0.18)
============================================================================================================================
Net asset value, end of
  period                  $   14.08      $  12.89    $  14.57    $  $11.09     $   13.82    $  12.70    $  14.46    $  11.08
============================================================================================================================
Total return(b)                9.23%       (11.53)%     31.38%       10.90%         8.82%     (12.17)%     30.51%      (1.60)%
============================================================================================================================

RATIOS/SUPPLEMENTAL
  DATA:

Net assets, end of
  period (000s omitted)   $ 644,959      $717,263    $577,685    $ 251,253     $ 483,673    $493,993    $297,623    $ 22,435
============================================================================================================================
Ratio of expenses to
  average net assets(c)        1.36%(d)      1.28%       1.33%        1.35%(e)      2.11%(d)    2.02%       2.09%       1.89%(e)
============================================================================================================================
Ratio of net investment
  income (loss) to
  average net assets(f)       (0.70)%(d)    (0.40)%     (0.83)%      (0.29)%(e)    (1.44)%(d)  (1.14)%     (1.59)%     (0.83)%(e)
============================================================================================================================
Portfolio turnover rate          56%           78%         41%          13%           56%         78%         41%         13%
============================================================================================================================

                                       CLASS C
                          -----------------------------------
                                             OCTOBER 31,
                          APRIL 30,      --------------------
                            1999           1998        1997
                          ---------      --------    --------
Net asset value,
  beginning of period     $   12.69      $  14.45    $  13.48
-------------------------------------------------------------
Income from investment
  operations:
    Net investment
      income (loss)           (0.10)        (0.16)(a)   (0.06)(a)
-------------------------------------------------------------
    Net gains (losses)
      on securities
      (both realized and
      unrealized)              1.22         (1.60)       1.03
=============================================================
        Total from
          investment
          operations           1.12         (1.76)       0.97
=============================================================
Net asset value, end of
  period                  $   13.81      $  12.69    $  14.45
=============================================================
Total return(b)                8.83%       (12.18)%      7.20%
=============================================================

RATIOS/SUPPLEMENTAL
  DATA:

Net assets, end of
  period (000s omitted)   $  53,242      $ 48,293    $ 12,195
=============================================================
Ratio of expenses to
  average net assets(c)        2.10%(d)      2.02%       2.14%(e)
=============================================================
Ratio of net investment
  income (loss) to
  average net assets(f)       (1.44)%(d)    (1.14)%     (1.64)%(e)
=============================================================
Portfolio turnover rate          56%           78%         41%
=============================================================

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and is not annualized for periods less than one year.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.38% and 1.60% (annualized) for 1997-1996 for Class A, 2.14% and 2.28%
    (annualized) for 1997-1996 for Class B and 2.19% (annualized) for 1997 for Class C.

(d) Ratios are annualized and based on average net assets of $729,278,315, $528,273,810 and $55,425,119 for Class A, Class B and Class C, respectively.

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.88)% and (0.54)% (annualized) for 1997-1996 for Class A, (1.64)% and (1.22)% (annualized) for 1997-1996 for Class B and (1.69)%
    (annualized) for 1997 for Class C.

                               AIM CHARTER FUND
                         UNAUDITED FINANCIALS FOR THE
                          PERIOD ENDED APRIL 30, 1999

SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-88.15%

AUTOMOBILES-1.38%

Ford Motor Co.                       1,450,000   $   92,709,375
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.36%

BankBoston Corp.                       500,000       24,500,000
---------------------------------------------------------------

BANKS (MONEY CENTER)-2.76%

Chase Manhattan Corp. (The)          2,250,000      186,187,500
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-1.37%

Broadcast.com, Inc.(a)                 250,000       32,062,500
---------------------------------------------------------------
Comcast Corp.-Class A                  500,000       32,843,750
---------------------------------------------------------------
Infinity Broadcasting
  Corp.-Class A(a)                   1,000,000       27,687,500
---------------------------------------------------------------
                                                     92,593,750
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.51%

Monsanto Co.                         2,250,000      101,812,500
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.82%

Corning Inc.                           800,000       45,800,000
---------------------------------------------------------------
Lucent Technologies, Inc.              700,000       42,087,500
---------------------------------------------------------------
Motorola, Inc.                         850,000       68,106,250
---------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR             900,000       66,768,750
---------------------------------------------------------------
QUALCOMM, Inc.(a)                      175,000       35,000,000
---------------------------------------------------------------
                                                    257,762,500
---------------------------------------------------------------

COMPUTERS (HARDWARE)-5.21%

Dell Computer Corp.(a)               2,000,000       82,375,000
---------------------------------------------------------------
International Business Machines
  Corp.                                800,000      167,350,000
---------------------------------------------------------------
Sun Microsystems, Inc.(a)            1,700,000      101,681,250
---------------------------------------------------------------
                                                    351,406,250
---------------------------------------------------------------

COMPUTERS (NETWORKING)-3.12%

Ascend Communications, Inc.(a)         700,000       67,637,500
---------------------------------------------------------------
Cisco Systems, Inc.(a)               1,250,000      142,578,125
---------------------------------------------------------------
                                                    210,215,625
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.75%

EMC Corp.(a)                           800,000       87,150,034
---------------------------------------------------------------
Lexmark International Group,
  Inc.(a)                              250,000       30,875,000
---------------------------------------------------------------
                                                    118,025,034
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-8.81%

America Online, Inc.(a)              1,350,000      192,712,500
---------------------------------------------------------------
GeoCities(a)                            53,100        6,186,150
---------------------------------------------------------------
Microsoft Corp.(a)                   3,000,000      243,937,500
---------------------------------------------------------------
Novell, Inc.(a)                      5,387,100      119,862,975
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Unisys Corp.(a)                      1,000,000   $   31,437,500
---------------------------------------------------------------
                                                    594,136,625
---------------------------------------------------------------

CONSUMER FINANCE-0.86%

Providian Financial Corp.              450,000       58,078,125
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.53%

Cardinal Health, Inc.                  600,000       35,887,500
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.35%

General Electric Co.                 1,500,000      158,250,000
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-1.11%

Linear Technology Corp.                600,000       34,125,000
---------------------------------------------------------------
Texas Instruments, Inc.                400,000       40,850,000
---------------------------------------------------------------
                                                     74,975,000
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.08%

Applied Materials, Inc.(a)             700,000       37,537,500
---------------------------------------------------------------
Teradyne, Inc.(a)                      750,000       35,390,625
---------------------------------------------------------------
                                                     72,928,125
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-6.00%

American Express Co.                   800,000      104,550,000
---------------------------------------------------------------
Citigroup Inc.                       1,000,000       75,250,000
---------------------------------------------------------------
Fannie Mae                           1,400,000       99,312,500
---------------------------------------------------------------
Freddie Mac                          2,000,000      125,500,000
---------------------------------------------------------------
                                                    404,612,500
---------------------------------------------------------------

FOOTWEAR-0.17%

Nike, Inc.-Class B                     183,200       11,392,750
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-5.88%

Abbott Laboratories                  1,350,000       65,390,625
---------------------------------------------------------------
American Home Products Corp.         1,000,000       61,000,000
---------------------------------------------------------------
Bristol-Myers Squibb Co.             1,500,000       95,343,750
---------------------------------------------------------------
Johnson & Johnson                      400,000       39,000,000
---------------------------------------------------------------
Warner-Lambert Co.                   2,000,000      135,875,000
---------------------------------------------------------------
                                                    396,609,375
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-4.36%

Lilly (Eli) & Co.                      700,000       51,537,500
---------------------------------------------------------------
Merck & Co., Inc.                      140,600        9,877,150
---------------------------------------------------------------
Pfizer, Inc.                         1,150,000      132,321,875
---------------------------------------------------------------
Pharmacia & Upjohn, Inc.             1,356,000       75,936,000
---------------------------------------------------------------
Schering-Plough Corp.                  500,000       24,156,250
---------------------------------------------------------------
                                                    293,828,775
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

HEALTH CARE (HOSPITAL MANAGEMENT)-0.37%

Columbia/HCA Healthcare Corp.        1,000,000   $   24,687,500
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.86%

Guidant Corp.                        1,000,000       53,687,500
---------------------------------------------------------------
Medtronic, Inc.                      1,000,000       71,937,500
---------------------------------------------------------------
                                                    125,625,000
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.73%

Omnicare, Inc.                       2,037,900       49,036,969
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.41%

Maytag Corp.                           400,000       27,350,000
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-1.05%

Clorox Co.                             300,000       34,612,500
---------------------------------------------------------------
Colgate-Palmolive Co.                  350,000       35,853,125
---------------------------------------------------------------
                                                     70,465,625
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-2.70%

American International Group, Inc.   1,550,000      182,028,125
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-2.84%

Merrill Lynch & Co., Inc.              600,000       50,362,500
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                       650,000       64,471,875
---------------------------------------------------------------
Schwab (Charles) Corp.                 700,000       76,825,000
---------------------------------------------------------------
                                                    191,659,375
---------------------------------------------------------------

LODGING-HOTELS-0.49%

Carnival Corp.                         800,000       33,000,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-6.17%

Tyco International Ltd.              4,500,000      365,625,000
---------------------------------------------------------------
United Technologies Corp.              350,000       50,706,250
---------------------------------------------------------------
                                                    416,331,250
---------------------------------------------------------------

NATURAL GAS-0.56%

Enron Corp.                            500,000       37,625,000
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.98%

Halliburton Co.                        800,000       34,100,000
---------------------------------------------------------------
Schlumberger Ltd.                      500,000       31,937,500
---------------------------------------------------------------
                                                     66,037,500
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-1.55%

Mobil Corp.                          1,000,000      104,750,000
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.27%

Georgia Pacific Corp.                  200,000       18,500,000
---------------------------------------------------------------

PERSONAL CARE-0.58%

Gillette Co.                           750,000       39,140,626
---------------------------------------------------------------

RAILROADS-0.53%

Kansas City Southern Industries,
  Inc.                                 600,000       35,737,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

RETAIL (BUILDING SUPPLIES)-0.51%

Lowe's Companies, Inc.                 650,000   $   34,287,500
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.30%

Kohl's Corp.(a)                        300,000       19,931,250
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.26%

Walgreen Co.                           650,000       17,468,750
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.00%

Kroger Co.(a)                          600,000       32,587,500
---------------------------------------------------------------
Safeway, Inc.(a)                       650,000       35,059,375
---------------------------------------------------------------
                                                     67,646,875
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-4.52%

Costco Companies, Inc.(a)              400,000       32,375,000
---------------------------------------------------------------
Dayton Hudson Corp.                  2,000,000      134,625,000
---------------------------------------------------------------
Wal-Mart Stores, Inc.                3,000,000      138,000,000
---------------------------------------------------------------
                                                    305,000,000
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.17%

First Data Corp.                     1,200,000       50,925,000
---------------------------------------------------------------
Paychex, Inc.                          550,000       28,084,375
---------------------------------------------------------------
                                                     79,009,375
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-4.01%

AT&T Corp.                           1,000,000       50,500,000
---------------------------------------------------------------
Global TeleSystems Group, Inc.(a)      400,000       26,450,000
---------------------------------------------------------------
MCI WorldCom, Inc.(a)                2,350,000      193,140,625
---------------------------------------------------------------
                                                    270,090,625
---------------------------------------------------------------

TELEPHONE-1.04%

SBC Communications, Inc.             1,250,000       70,000,000
---------------------------------------------------------------

TOBACCO-1.82%

Philip Morris Companies, Inc.        3,500,000      122,718,750
---------------------------------------------------------------
    Total Common Stocks (Cost
      $4,088,054,762)                             5,944,038,904
---------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT
CONVERTIBLE CORPORATE BONDS &
  NOTES-4.64%

COMPUTERS (HARDWARE)-0.33%

Candescent Technology Corp.,
  Conv. Sr. Sub. Deb., 7.00%,
  05/01/03(b) (Acquired
  04/17/98-11/30/98; Cost
  $27,971,827)                    $ 28,300,000   $   22,074,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.34%

Veritas Software Corp., Conv.
  Sub. Notes, 5.25%, 11/01/04       12,500,000       23,109,375
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.58%

Home Depot, Inc., Conv. Sub
  Notes, 3.25%, 10/01/01            15,000,000       39,037,500
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE

RETAIL (SPECIALTY)-1.90%

Amazon.com Inc., Conv. Sub.
  Deb., 4.75%, 02/01/09(b)
  (Acquired 01/29/99-04/29/99;
  Cost $110,132,690)              $100,000,000   $  127,937,500
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-1.49%

Global TeleSystems Group, Inc.,
  Conv. Sr. Unsec. Sub. Notes,
  8.75%, 06/30/00(b) (Acquired
  02/05/98; Cost $13,002,080)       10,000,000       33,287,500
---------------------------------------------------------------
Global TeleSystems Group, Inc.,
  Conv. Sr. Sub. Deb., 5.75%,
  07/01/10                          50,000,000       66,875,000
---------------------------------------------------------------
                                                    100,162,500
---------------------------------------------------------------
    Total Convertible Corporate
      Bonds & Notes (Cost
      $240,831,428)                                 312,320,875
---------------------------------------------------------------

CONVERTIBLE PREFERRED
  STOCKS-2.56%

BROADCASTING (TELEVISION, RADIO
  & CABLE)-1.07%

Mediaone Group, Inc.-$2.25
  Series D Conv. Pfd.                  450,000       72,450,000
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE

ENTERTAINMENT-1.49%

Reliant Energy, Inc.-$3.22 Conv.
  Pfd.                            $    850,000   $  100,300,000
---------------------------------------------------------------
    Total Convertible Preferred
      Stocks (Cost $112,602,801)                    172,750,000
---------------------------------------------------------------

U.S. TREASURY NOTES-0.89%

  9.125%, 05/15/99 (Cost
    $61,726,172)                    60,000,000       60,097,800
---------------------------------------------------------------

REPURCHASE AGREEMENTS-4.19%(C)

Chase Securities, Inc.
  4.94%, 05/03/99(d)                80,000,000       80,000,000
---------------------------------------------------------------
SBC Warburg Dillon Read, Inc.
  4.93%, 05/03/1999(e)             160,854,829      160,854,829
---------------------------------------------------------------
  4.94%, 05/03/1999(f)              41,510,885       41,510,885
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $282,365,714)                           282,365,714
---------------------------------------------------------------
TOTAL INVESTMENTS-100.43%                         6,771,573,293
---------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.43%)                                    (28,924,273)
---------------------------------------------------------------
NET ASSETS-100.00%                               $6,742,649,020
===============================================================

Notes to Schedule of Investments

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 04/30/99 was $183,299,000, which represented 2.72% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment. companies managed by the investment advisor for its affiliates.
(d) Joint repurchase agreement entered into 04/30/99 with a maturing value of $200,082,333. Collateralized by $204,362,012 U.S. Government obligations, 0% to 9.50% due 02/01/02 to 06/01/37 with an aggregate market value at 04/30/99 of $204,003,573.
(e) Joint repurchase agreement entered into 04/30/99 with a maturing value of $500,205,417. Collateralized by $657,973,000 U.S. Government obligations, 0% to 10.35% due 05/18/99 to 01/15/30 with an aggregate market value at 04/30/99 of $510,002,651.
(f) Joint repurchase agreement entered into 04/30/99 with a maturing value of $250,102,917. Collateralized by $249,736,152 U.S. Government obligations, 6.00% to 10.50% due 03/15/01 to 01/15/33 with an aggregate market value at 04/30/99 of $255,819,341.

Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Pfd.   - Preferred
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $4,785,580,877)                             $6,771,573,293
------------------------------------------------------------
Cash                                                 380,972
------------------------------------------------------------
Receivables for:
  Investments sold                               132,982,122
------------------------------------------------------------
  Capital stock sold                              16,787,862
------------------------------------------------------------
  Dividends and interest                          11,006,924
------------------------------------------------------------
Investment for deferred compensation plan             69,365
------------------------------------------------------------
Other assets                                         232,138
------------------------------------------------------------
      Total assets                             6,933,032,676
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                          173,299,670
------------------------------------------------------------
  Capital stock reacquired                         9,420,270
------------------------------------------------------------
  Deferred compensation                               69,365
------------------------------------------------------------
Accrued advisory fees                              3,408,501
------------------------------------------------------------
Accrued administrative services fees                  15,982
------------------------------------------------------------
Accrued directors' fees                               18,200
------------------------------------------------------------
Accrued distribution fees                          3,327,736
------------------------------------------------------------
Accrued transfer agent fees                          524,200
------------------------------------------------------------
Accrued operating expenses                           299,732
------------------------------------------------------------
      Total liabilities                          190,383,656
------------------------------------------------------------
Net assets applicable to shares outstanding   $6,742,649,020
------------------------------------------------------------

NET ASSETS:

Class A                                       $4,680,937,706
============================================================
Class B                                       $1,920,528,266
============================================================
Class C                                       $   82,155,706
============================================================
Institutional Class                           $   59,027,342
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    286,251,175
============================================================
Class B:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    118,322,530
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      5,048,163
============================================================
Institutional Class:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      3,583,129
============================================================
Class A:
  Net asset value and redemption price per
    share                                     $        16.35
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.35
      divided by 94.50%)                      $        17.30
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        16.23
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        16.27
============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                           $        16.47
============================================================

STATEMENT OF OPERATIONS

For The Six Months Ended April 30, 1999
(unaudited)

INVESTMENT INCOME:

Dividends (net of $178,340 foreign
  withholding tax)                            $   27,691,770
------------------------------------------------------------
Interest                                          15,327,232
------------------------------------------------------------
      Total investment income                     43,019,002
------------------------------------------------------------
EXPENSES:
Advisory fees                                     18,998,755
------------------------------------------------------------
Administrative services fees                          92,412
------------------------------------------------------------
Custodian fees                                       163,248
------------------------------------------------------------
Directors' fees                                       29,205
------------------------------------------------------------
Distribution fees-Class A                          6,378,547
------------------------------------------------------------
Distribution fees-Class B                          8,400,680
------------------------------------------------------------
Distribution fees-Class C                            270,044
------------------------------------------------------------
Transfer agent fees-Class A                        2,336,290
------------------------------------------------------------
Transfer agent fees-Class B                        1,374,142
------------------------------------------------------------
Transfer agent fees-Class C                           50,623
------------------------------------------------------------
Transfer agent fees-Institutional Class                2,579
------------------------------------------------------------
Other                                                506,527
------------------------------------------------------------
      Total expenses                              38,603,052
------------------------------------------------------------
Less:   Fees waived by advisor                      (506,799)
------------------------------------------------------------
      Expenses paid indirectly                       (92,598)
------------------------------------------------------------
      Net expenses                                38,003,655
------------------------------------------------------------
Net investment income                         $    5,015,347
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          612,487,365
------------------------------------------------------------
  Foreign currencies                              (1,105,968)
------------------------------------------------------------
  Option contracts written                        (9,533,983)
------------------------------------------------------------
                                                 601,847,414
------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                          820,803,380
------------------------------------------------------------
  Foreign currencies                                 (48,017)
------------------------------------------------------------
  Option contracts written                           388,911
------------------------------------------------------------
                                                 821,144,274
------------------------------------------------------------
  Net gain from investment securities,
    foreign currencies and option contracts    1,422,991,688
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $1,428,007,035
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1999 and the year ended October 31, 1998 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   1999              1998
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    5,015,347    $   37,825,223
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                     601,847,414       206,268,933
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             821,144,274       254,914,824
----------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations     1,428,007,035       499,008,980
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (11,677,825)      (28,039,987)
----------------------------------------------------------------------------------------------
  Class B                                                           (536,374)       (3,013,337)
----------------------------------------------------------------------------------------------
  Class C                                                            (14,809)          (47,378)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (247,665)         (445,449)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (145,635,667)     (346,531,949)
----------------------------------------------------------------------------------------------
  Class B                                                        (56,570,251)     (108,856,197)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,569,913)         (819,962)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,712,180)       (3,989,466)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        116,760,777       235,195,827
----------------------------------------------------------------------------------------------
  Class B                                                        179,208,076       350,425,592
----------------------------------------------------------------------------------------------
  Class C                                                         34,445,580        32,069,085
----------------------------------------------------------------------------------------------
  Institutional Class                                              4,905,802         3,464,509
----------------------------------------------------------------------------------------------
      Net increase in net assets                               1,545,362,586       628,420,268
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          5,197,286,434     4,568,866,166
----------------------------------------------------------------------------------------------
  End of period                                               $6,742,649,020    $5,197,286,434
==============================================================================================
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in)                  $4,157,224,204    $3,821,903,969
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              1,830,531         9,291,857
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                    597,609,975       201,250,572
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   1,985,984,310     1,164,840,036
----------------------------------------------------------------------------------------------
                                                              $6,742,649,020    $5,197,286,434
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide growth of capital, with current income as a secondary objective.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the last bid price based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Bond Premiums-It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
C. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
D. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.
F. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
G. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
H. Stock Index Futures Contracts-The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
I. Covered Call Options-The fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
J. Put options-The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has contractually agreed to waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the contractual waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. The waiver is contractual and may not be terminated without approval of the Board of Directors. During the six months ended April 30, 1999, AIM waived fees of $506,799. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $92,412 for such services.
    The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 1999, AFS was paid $2,259,697 with respect to the Class A, Class B, Class C and Institutional Class shares.
    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to

Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors $6,378,547, $8,400,680, and $270,044, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $898,342 from sales of Class A shares of the Fund during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1999, AIM Distributors received commissions of $54,352 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, and FMC.
    During the six months ended April 30, 1999, the Fund paid legal fees of $5,369 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $39,540 and $53,058, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $92,598 during the six months ended April 30, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1999 was $4,369,860,119 and $4,334,376,218, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1999, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                         $1,996,840,459
--------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (27,642,398)
--------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $1,969,198,061
==============================================================

Cost of investments for tax purposes is $4,802,375,232.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 1999 are summarized as follows:

                                       CALL OPTION CONTRACTS
                                     --------------------------
                                     NUMBER OF       PREMIUMS
                                     CONTRACTS       RECEIVED
                                     ---------     ------------
Beginning of Period                     31,202     $  8,091,351
---------------------------------------------------------------
Written                                 40,092       14,577,537
---------------------------------------------------------------
Closed                                 (54,607)     (18,452,622)
---------------------------------------------------------------
Exercised                              (14,921)      (4,076,635)
---------------------------------------------------------------
Expired                                 (1,766)        (139,631)
---------------------------------------------------------------
End of period                                0     $          0
===============================================================

NOTE 8-CAPITAL STOCK

Changes in the capital stock outstanding during the six months ended April 30, 1999 and the year ended October 31, 1998 were as follows:

                             APRIL 30, 1999               OCTOBER 31, 1998
                       ---------------------------   ---------------------------
                         SHARES         AMOUNT         SHARES         AMOUNT
                       -----------   -------------   -----------   -------------
Sold
  Class A               29,915,028   $ 457,014,973    65,753,775   $ 868,543,898
--------------------------------------------------------------------------------
  Class B               16,636,975     254,772,037    32,991,364     431,938,545
--------------------------------------------------------------------------------
  Class C*               2,764,108      43,154,162     2,736,777      36,139,093
--------------------------------------------------------------------------------
  Institutional Class      367,416       5,788,239       568,334       7,594,968
--------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A               10,448,868     148,018,497    29,328,588     355,378,824
--------------------------------------------------------------------------------
  Class B                3,859,466      54,290,360     8,807,895     105,930,618
--------------------------------------------------------------------------------
  Class C*                 106,186       1,498,498        67,166         810,828
--------------------------------------------------------------------------------
  Institutional Class      133,502       1,911,399       351,483       4,295,496
--------------------------------------------------------------------------------
Reacquired:
  Class A              (32,368,241)   (488,272,693)  (75,327,509)   (988,726,895)
--------------------------------------------------------------------------------
  Class B               (8,550,619)   (129,854,321)  (14,417,738)   (187,443,571)
--------------------------------------------------------------------------------
  Class C*                (673,199)    (10,207,080)     (376,288)     (4,880,836)
--------------------------------------------------------------------------------
  Institutional Class     (182,932)     (2,793,836)     (636,014)     (8,425,955)
--------------------------------------------------------------------------------
                        22,456,558   $ 335,320,235    49,847,833   $ 621,155,013
================================================================================

* Class C commenced sales on August 4, 1997.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the six months ended April 30, 1999 and each of the years in the five-year period ended October 31, 1998, for a share of Class B capital stock outstanding during the six months ended April 30, 1999, each of the years in the three-year period ended October 31, 1998 and the period June 26, 1995 (date sales commenced) through October 31, 1995, and for a share of Class C capital stock outstanding during the six months ended April 30, 1999, the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                                                          OCTOBER 31,
                                                APRIL 30,      ------------------------------------------------------------------
                                                   1999           1998          1997          1996          1995          1994
                                                ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    13.32     $    13.41    $    11.19    $    10.63    $     8.90    $     9.46
----------------------------------------------  ----------     ----------    ----------    ----------    ----------    ----------
Income from investment operations:
 Net investment income                                0.03           0.12          0.10          0.19          0.15          0.21
----------------------------------------------  ----------     ----------    ----------    ----------    ----------    ----------
 Net gains (losses) on securities (both
   realized and unrealized)                           3.57           1.23          2.91          1.43          2.11         (0.45)
----------------------------------------------  ----------     ----------    ----------    ----------    ----------    ----------
   Total from investment operations                   3.60           1.35          3.01          1.62          2.26         (0.24)
----------------------------------------------  ----------     ----------    ----------    ----------    ----------    ----------
Less distributions:
 Dividends from net investment income                (0.04)         (0.10)        (0.12)        (0.16)        (0.20)        (0.16)
----------------------------------------------  ----------     ----------    ----------    ----------    ----------    ----------
 Distributions from net realized gains               (0.53)         (1.34)        (0.67)        (0.90)        (0.33)        (0.16)
----------------------------------------------  ----------     ----------    ----------    ----------    ----------    ----------
   Total distributions                               (0.57)         (1.44)        (0.79)        (1.06)        (0.53)        (0.32)
----------------------------------------------  ----------     ----------    ----------    ----------    ----------
Net asset value, end of period                  $    16.35     $    13.32    $    13.41    $    11.19    $    10.63    $     8.90
==============================================  ==========     ==========    ==========    ==========    ==========    ==========
Total return(a)                                      27.68%         11.20%        28.57%        16.70%        27.03%        (2.55)%
==============================================  ==========     ==========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $4,680,938     $3,706,938    $3,466,912    $2,647,208    $1,974,417    $1,579,074
==============================================  ==========     ==========    ==========    ==========    ==========    ==========
Ratio of expenses (exclusive of interest) to
 average net assets(b)                                1.05%(c)       1.08%         1.09%         1.12%         1.17%         1.17%
==============================================  ==========     ==========    ==========    ==========    ==========    ==========
Ratio of net investment income to average net
 assets(d)                                            0.38%(c)       0.95%         0.79%         1.81%         1.55%         2.32%
==============================================  ==========     ==========    ==========    ==========    ==========    ==========
Portfolio turnover rate                                 73%           154%          170%          164%          161%          126%
==============================================  ==========     ==========    ==========    ==========    ==========    ==========

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.07% (annualized), 1.10%, 1.10% for 1999-1997.
(c) Ratios are annualized and based on average net assets of $4,287,605,419.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.36% (annualized), 0.93%, 0.78% for 1999-1997.
(e) Averages computed on a daily basis.

                                                                CLASS B
                                          -----------------------------------------------------------------------
                                                                                 OCTOBER 31,
                                          APRIL 30,        ------------------------------------------------------
                                             1999             1998            1997           1996          1995
                                          ----------       ----------      ----------      --------       -------
Net asset value, beginning of period      $    13.24       $    13.37      $    11.18      $  10.62       $  9.81
-------------------------------------     ----------       ----------      ----------      --------       -------
Income from investment operations:
 Net investment income (loss)                  (0.03)            0.02            0.01          0.10          0.03
-------------------------------------     ----------       ----------      ----------      --------       -------
 Net gains (losses) on securities
   (both realized and unrealized)               3.56             1.22            2.89          1.45          0.80
-------------------------------------     ----------       ----------      ----------      --------       -------
   Total from investment operations             3.53             1.24            2.90          1.55          0.83
-------------------------------------     ----------       ----------      ----------      --------       -------
Less distributions:
 Dividends from net investment income          (0.01)           (0.03)          (0.04)        (0.09)        (0.02)
-------------------------------------     ----------       ----------      ----------      --------       -------
 Distributions from net realized
   gains                                       (0.53)           (1.34)          (0.67)        (0.90)           --
-------------------------------------     ----------       ----------      ----------      --------       -------
   Total distributions                         (0.54)           (1.37)          (0.71)        (0.99)        (0.02)
-------------------------------------     ----------       ----------      ----------      --------       -------
Net asset value, end of period            $    16.23       $    13.24      $    13.37      $  11.18       $ 10.62
=====================================     ==========       ==========      ==========      ========       =======
Total return(b)                                27.22%           10.33%          27.54%        15.90%         8.48%
=====================================     ==========       ==========      ==========      ========       =======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                                 $1,920,528       $1,408,687      $1,056,094      $515,672       $67,592
=====================================     ==========       ==========      ==========      ========       =======
Ratio of expenses (exclusive of
 interest) to average net assets(c)             1.80%(d)         1.84%(d)        1.85%         1.94%         1.98%(f)
=====================================     ==========       ==========      ==========      ========       =======
Ratio of net investment income to
 average net assets(e)                         (0.37)%(d)        0.19%(d)        0.03%         0.99%         0.74%(f)
=====================================     ==========       ==========      ==========      ========       =======
Portfolio turnover rate                           73%             154%            170%          164%          161%
=====================================     ==========       ==========      ==========      ========       =======


                                                     CLASS C
                                       -------------------------------------
                                                            OCTOBER 31,
                                       APRIL 30,       ---------------------
                                         1999           1998          1997
                                       ---------       -------       -------
Net asset value, beginning of period    $ 13.27        $ 13.39       $ 13.86
-------------------------------------   -------        -------       -------
Income from investment operations:
 Net investment income (loss)             (0.03)          0.02(a)          --
-------------------------------------   -------        -------       -------
 Net gains (losses) on securities
   (both realized and unrealized)          3.57           1.23         (0.45)
-------------------------------------   -------        -------       -------
   Total from investment operations        3.54           1.25         (0.45)
-------------------------------------   -------        -------       -------
Less distributions:
 Dividends from net investment income     (0.01)         (0.03)           --
-------------------------------------   -------        -------       -------
 Distributions from net realized
   gains                                  (0.53)         (1.34)        (0.02)
-------------------------------------   -------        -------       -------
   Total distributions                    (0.54)         (1.37)        (0.02)
-------------------------------------   -------        -------       -------
Net asset value, end of period          $ 16.27        $ 13.27       $ 13.39
=====================================   =======        =======       =======
Total return(b)                           27.23%         10.39%        (3.24)%
=====================================   =======        =======       =======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                               $82,156        $37,846       $ 5,669
=====================================   =======        =======       =======
Ratio of expenses (exclusive of
 interest) to average net assets(c)        1.80%(d)       1.84%         1.82%(f)
=====================================   =======        =======       =======
Ratio of net investment income to
 average net assets(e)                    (0.37)%(d)      0.19%         0.06%(f)
=====================================   =======        =======       =======
Portfolio turnover rate                      73%           154%          170%
=====================================   =======        =======       =======



(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.82% (annualized), 1.86%, 1.86% for 1999-1997 for Class B and 1.82%
    (annualized), 1.86%, 1.83% (annualized) for 1999-1997 for Class C.
(d) Ratios are annualized and based on average net assets of $1,694,059,838 and $54,456,371 for Class B and Class C, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.39)% (annualized), 0.17%, 0.02% for 1999-1997 for Class B and (0.39)% (annualized), 0.17%, 0.04% (annualized) for 1999-1997 for Class C.
(f) Annualized.
(g) Averages computed on a daily basis.

                            AIM CONSTELLATION FUND
                         UNAUDITED FINANCIALS FOR THE
                          PERIOD ENDED APRIL 30, 1999


SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                    MARKET
                                    SHARES           VALUE
DOMESTIC COMMON STOCKS-93.00%

AEROSPACE/DEFENSE-0.13%

Gulfstream Aerospace Corp.(a)         400,000   $    19,500,000
---------------------------------------------------------------

AIR FREIGHT-0.33%

Airborne Freight Corp.              1,500,000        48,000,000
---------------------------------------------------------------

AIRLINES-0.34%

Southwest Airlines Co.              1,500,000        48,843,750
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.80%

Danaher Corp.                       1,250,000        83,046,875
---------------------------------------------------------------
SPX Corp.(a)                          500,000        32,656,250
---------------------------------------------------------------
                                                    115,703,125
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.32%

Northern Trust Corp.                  500,000        46,562,500
---------------------------------------------------------------

BANKS (REGIONAL)-3.17%

AmSouth Bancorporation                750,000        35,671,875
---------------------------------------------------------------
Bank United Corp.-Class A             500,000        20,187,500
---------------------------------------------------------------
First Tennessee National Corp.      1,250,000        53,906,250
---------------------------------------------------------------
Firstar Corp.                       4,725,000       142,045,313
---------------------------------------------------------------
Golden State Bancorp, Inc.(a)       1,600,000        39,300,000
---------------------------------------------------------------
Mercantile Bankshares Corp.           500,000        18,500,000
---------------------------------------------------------------
North Fork Bancorporation, Inc.     2,500,000        56,250,000
---------------------------------------------------------------
Old Kent Financial Corp.              478,500        22,609,125
---------------------------------------------------------------
TCF Financial Corp.                 1,000,000        29,000,000
---------------------------------------------------------------
Zions Bancorp                         650,000        43,346,875
---------------------------------------------------------------
                                                    460,816,938
---------------------------------------------------------------

BIOTECHNOLOGY-0.65%

Biogen, Inc.(a)                     1,000,000        95,062,500
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO
  & CABLE)-3.17%

AT&T Corp.-Liberty Media
  Group(a)                          1,500,000        95,812,500
---------------------------------------------------------------
Chancellor Media Corp.(a)           1,430,002        78,471,359
---------------------------------------------------------------
Comcast Corp.-Class A               1,000,000        65,687,500
---------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                                500,000        39,687,500
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)          843,300        45,854,437
---------------------------------------------------------------
Univision Communications
  Inc.(a)                           1,465,400        84,810,025
---------------------------------------------------------------
USA Networks, Inc.(a)               1,317,800        49,252,775
---------------------------------------------------------------
                                                    459,576,096
---------------------------------------------------------------

BUILDING MATERIALS-0.20%

Masco Corp.                         1,000,000        29,375,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-4.67%

ADC Telecommunications, Inc.(a)     1,115,600        53,339,625
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Comverse Technology, Inc.(a)        1,500,000   $    96,187,500
---------------------------------------------------------------
Corning Inc.                        3,186,600       182,432,850
---------------------------------------------------------------
General Instrument Corp.(a)         1,750,000        63,875,000
---------------------------------------------------------------
QUALCOMM, Inc.(a)                     635,200       127,040,000
---------------------------------------------------------------
Scientific-Atlanta, Inc.            2,000,000        63,500,000
---------------------------------------------------------------
Uniphase Corp.(a)                     750,000        91,031,250
---------------------------------------------------------------
                                                    677,406,225
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.33%

Apple Computer, Inc.(a)               750,000        34,500,000
---------------------------------------------------------------
Comdisco, Inc.                      4,462,600       117,422,163
---------------------------------------------------------------
NCR Corp.(a)                        1,000,000        41,000,000
---------------------------------------------------------------
                                                    192,922,163
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.55%

Ascend Communications, Inc.(a)      2,332,800       225,406,800
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-2.50%

Adaptec, Inc.(a)                    2,000,000        48,125,000
---------------------------------------------------------------
EMC Corp.(a)                        1,750,000       190,640,625
---------------------------------------------------------------
Lexmark International Group,
  Inc.(a)                           1,000,000       123,500,000
---------------------------------------------------------------
                                                    362,265,625
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-8.16%

America Online, Inc.                1,000,000       142,750,000
---------------------------------------------------------------
BMC Software, Inc.(a)               3,500,000       150,718,750
---------------------------------------------------------------
Citrix Systems, Inc.(a)             3,000,000       127,500,000
---------------------------------------------------------------
Compuware Corp.(a)                  5,000,000       121,875,000
---------------------------------------------------------------
Electronic Arts, Inc.(a)              500,000        25,406,250
---------------------------------------------------------------
Electronics for Imaging,
  Inc.(a)                           1,750,000        82,796,875
---------------------------------------------------------------
Intuit, Inc.(a)                       725,000        62,440,625
---------------------------------------------------------------
Learning Company, Inc. (The)(a)     1,000,000        31,000,000
---------------------------------------------------------------
Lycos, Inc.(a)                        650,000        64,796,875
---------------------------------------------------------------
Microsoft Corp.(a)                    500,000        40,656,250
---------------------------------------------------------------
Novell, Inc.(a)                     2,000,000        44,500,000
---------------------------------------------------------------
Siebel Systems, Inc.(a)               600,000        23,062,500
---------------------------------------------------------------
Sterling Commerce, Inc.(a)            500,000        15,656,250
---------------------------------------------------------------
Sterling Software, Inc.(a)          1,250,000        25,859,375
---------------------------------------------------------------
Synopsys, Inc.(a)                   1,500,000        70,687,500
---------------------------------------------------------------
USWeb Corp.(a)                      1,500,000        33,656,250
---------------------------------------------------------------
Verio Inc.(a)                         600,000        42,600,000
---------------------------------------------------------------
Veritas Software Corp.(a)           1,109,700        78,788,700
---------------------------------------------------------------
                                                  1,184,751,200
---------------------------------------------------------------

CONSUMER FINANCE-2.78%

Capital One Financial Corp.           800,000       138,950,000
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
CONSUMER FINANCE-(CONTINUED)

Countrywide Credit Industries,
  Inc.                                636,900   $    28,859,531
---------------------------------------------------------------
Providian Financial Corp.           1,500,000       193,593,750
---------------------------------------------------------------
SLM Holding Corp.                   1,000,000        42,687,500
---------------------------------------------------------------
                                                    404,090,781
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES &
  GIFTS)-0.12%

Action Performance Companies,
  Inc.(a)                             500,000        16,937,500
---------------------------------------------------------------

CONTAINERS (METAL &
  GLASS)-0.10%

Ball Corp.                            266,200        14,624,362
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-0.53%

Cardinal Health, Inc.                 468,167        28,002,239
---------------------------------------------------------------
JP Foodservice, Inc.(a)               750,000        31,546,875
---------------------------------------------------------------
Patterson Dental Co.(a)               500,000        18,031,250
---------------------------------------------------------------
                                                     77,580,364
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.61%

American Power Conversion
  Corp.(a)                          2,500,000        82,500,000
---------------------------------------------------------------
Conexant Systems, Inc.(a)             433,300        17,656,975
---------------------------------------------------------------
Sanmina Corp.(a)                      750,000        49,781,250
---------------------------------------------------------------
Solectron Corp.(a)                  3,000,000       145,500,000
---------------------------------------------------------------
Symbol Technologies, Inc.           1,750,000        83,562,500
---------------------------------------------------------------
                                                    379,000,725
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.06%

Arrow Electronics, Inc.(a)            500,000         9,093,750
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.83%

Perkin-Elmer Corp.                    676,300        73,124,937
---------------------------------------------------------------
Waters Corp.(a)                       450,000        47,306,250
---------------------------------------------------------------
                                                    120,431,187
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-5.48%

Altera Corp.(a)                     1,321,400        95,471,150
---------------------------------------------------------------
Analog Devices, Inc.(a)             2,500,000        87,812,500
---------------------------------------------------------------
Atmel Corp.(a)                      1,704,700        31,110,775
---------------------------------------------------------------
Linear Technology Corp.             2,000,000       113,750,000
---------------------------------------------------------------
LSI Logic Corp.(a)                  2,000,000        68,000,000
---------------------------------------------------------------
Maxim Integrated Products,
  Inc.(a)                           1,500,000        84,000,000
---------------------------------------------------------------
Microchip Technology, Inc.(a)       1,338,375        46,843,125
---------------------------------------------------------------
National Semiconductor Corp.(a)     1,500,000        18,750,000
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                 1,250,000       119,843,750
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)        835,800        38,707,987
---------------------------------------------------------------
Xilinx, Inc.(a)                     2,000,000        91,250,000
---------------------------------------------------------------
                                                    795,539,287
---------------------------------------------------------------

ENTERTAINMENT-0.20%

SFX Entertainment, Inc.-Class
  A(a)                                470,000        29,022,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE

EQUIPMENT (SEMICONDUCTOR)-1.44%

Applied Materials, Inc.(a)          1,250,000   $    67,031,250
---------------------------------------------------------------
KLA-Tencor Corp.(a)                 1,200,000        59,550,000
---------------------------------------------------------------
Novellus Systems, Inc.(a)             500,000        23,625,000
---------------------------------------------------------------
Teradyne, Inc.(a)                   1,250,000        58,984,375
---------------------------------------------------------------
                                                    209,190,625
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.69%

FINOVA Group, Inc.                  1,065,800        51,491,462
---------------------------------------------------------------
MGIC Investment Corp.               1,000,000        48,562,500
---------------------------------------------------------------
                                                    100,053,962
---------------------------------------------------------------

FOODS-0.30%

Flowers Industries, Inc.            1,000,000        21,250,000
---------------------------------------------------------------
Keebler Foods Co.(a)                  679,400        21,825,725
---------------------------------------------------------------
                                                     43,075,725
---------------------------------------------------------------

FOOTWEAR-0.54%

Nike, Inc.-Class B                  1,250,000        77,734,375
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.65%

Circus Circus Enterprises(a)        2,031,000        42,777,937
---------------------------------------------------------------
MGM Grand, Inc.(a)                  1,160,300        51,053,200
---------------------------------------------------------------
                                                     93,831,137
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-1.71%

Alpharma, Inc.-Class A                754,967        22,271,526
---------------------------------------------------------------
Forest Laboratories, Inc.(a)          500,000        22,250,000
---------------------------------------------------------------
Jones Medical Industries,
  Inc.(b)                           2,350,850        75,521,056
---------------------------------------------------------------
Medicis Pharmaceutical-Class
  A(a)                              1,253,100        30,465,994
---------------------------------------------------------------
Mylan Laboratories, Inc.            2,500,000        56,718,750
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)     1,000,000        40,500,000
---------------------------------------------------------------
                                                    247,727,326
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.84%

Health Management Associates,
  Inc.-Class A(a)                   2,000,000        31,250,000
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)(b)                1,750,000        90,671,875
---------------------------------------------------------------
                                                    121,921,875
---------------------------------------------------------------

HEALTH CARE (MANAGED
  CARE)-0.87%

Express Scripts, Inc.-Class
  A(a)                              1,400,000       103,075,000
---------------------------------------------------------------
Trigon Healthcare, Inc.(a)            750,000        23,812,500
---------------------------------------------------------------
                                                    126,887,500
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-3.09%

Bausch & Lomb Inc.                  1,000,000        75,000,000
---------------------------------------------------------------
Biomet, Inc.                        2,000,000        82,000,000
---------------------------------------------------------------
Guidant Corp.                       3,717,000       199,556,437
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-(CONTINUED)

Henry Schein, Inc.(a)               1,000,000   $    26,187,500
---------------------------------------------------------------
Stryker Corp.                         500,000        30,593,750
---------------------------------------------------------------
Sybron International Corp.(a)       1,250,000        34,609,375
---------------------------------------------------------------
                                                    447,947,062
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.75%

Covance, Inc.(a)                      473,700        10,391,794
---------------------------------------------------------------
Omnicare, Inc.                      3,000,000        72,187,500
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                             524,200         6,486,975
---------------------------------------------------------------
Quintiles Transnational
  Corp.(a)                            500,000        20,281,250
---------------------------------------------------------------
                                                    109,347,519
---------------------------------------------------------------

HOMEBUILDING-0.53%

Clayton Homes, Inc.                 3,862,500        42,970,313
---------------------------------------------------------------
Fleetwood Enterprises, Inc.           750,000        18,515,625
---------------------------------------------------------------
Kaufman and Broad Home
  Corporation                         616,900        14,998,381
---------------------------------------------------------------
                                                     76,484,319
---------------------------------------------------------------

HOUSEHOLD FURNISHINGS & APPLIANCES-0.74%

Leggett & Platt, Inc.               2,000,000        46,125,000
---------------------------------------------------------------
Maytag Corp.                          900,000        61,537,500
---------------------------------------------------------------
                                                    107,662,500
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.77%

Clorox Co.                            600,000        69,225,000
---------------------------------------------------------------
Dial Corp. (The)                    1,250,000        42,500,000
---------------------------------------------------------------
                                                    111,725,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.27%

AFLAC Inc.                            925,000        50,181,250
---------------------------------------------------------------
Provident Companies, Inc.           1,500,000        59,062,500
---------------------------------------------------------------
ReliaStar Financial Corp.           1,502,500        55,216,875
---------------------------------------------------------------
Torchmark Corp.                       600,000        20,512,500
---------------------------------------------------------------
                                                    184,973,125
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-2.90%

Bear Stearns Cos., Inc.             1,250,000        58,281,250
---------------------------------------------------------------
Lehman Brothers Holdings, Inc.        600,000        33,337,500
---------------------------------------------------------------
Schwab (Charles) Corp.              3,000,000       329,250,000
---------------------------------------------------------------
                                                    420,868,750
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.79%

Federated Investors, Inc.-Class
  B                                 2,064,000        33,153,000
---------------------------------------------------------------
T. Rowe Price Associates, Inc.      2,158,600        81,352,238
---------------------------------------------------------------
                                                    114,505,238
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-1.75%

Callaway Golf Co.                   2,864,000        43,139,000
---------------------------------------------------------------
Harley-Davidson, Inc.               2,350,000       140,118,750
---------------------------------------------------------------
Hasbro, Inc.                          823,200        28,091,700
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
LEISURE TIME
  (PRODUCTS)-(CONTINUED)

Mattel, Inc.                        1,000,000   $    25,875,000
---------------------------------------------------------------
Speedway Motorsports, Inc.(a)         400,000        17,350,000
---------------------------------------------------------------
                                                    254,574,450
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.02%

Applied Power, Inc.-Class A            95,000         2,998,438
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-0.25%

Crane Co.                             464,550        13,442,916
---------------------------------------------------------------
Pentair, Inc.                         500,000        23,500,000
---------------------------------------------------------------
                                                     36,942,916
---------------------------------------------------------------

MANUFACTURING
  (SPECIALIZED)-0.04%

Diebold, Inc.                         238,700         5,743,719
---------------------------------------------------------------

NATURAL GAS-0.38%

El Paso Energy Corp.                1,500,000        55,125,000
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-2.72%

Baker Hughes, Inc.                  2,000,000        59,750,000
---------------------------------------------------------------
BJ Services Co.(a)                  1,500,000        40,125,000
---------------------------------------------------------------
Cooper Cameron Corp.(a)             2,000,000        77,250,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.     1,000,000        33,062,500
---------------------------------------------------------------
Global Industries Ltd.(a)           2,450,000        30,165,625
---------------------------------------------------------------
Rowan Companies, Inc.(a)            2,000,000        32,000,000
---------------------------------------------------------------
Smith International, Inc.(a)        1,250,000        56,093,750
---------------------------------------------------------------
Transocean Offshore Inc.            1,000,000        29,687,500
---------------------------------------------------------------
Varco International, Inc.(a)        3,225,000        36,482,813
---------------------------------------------------------------
                                                    394,617,188
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.43%

Apache Corp.                        1,500,000        46,031,250
---------------------------------------------------------------
Santa Fe Energy Resources,
  Inc.(a)                           1,750,000        15,750,000
---------------------------------------------------------------
                                                     61,781,250
---------------------------------------------------------------

PUBLISHING-0.73%

McGraw-Hill Companies, Inc.
  (The)                             1,100,000        60,775,000
---------------------------------------------------------------
Readers Digest Association,
  Inc.-Class A                      1,250,000        44,453,125
---------------------------------------------------------------
                                                    105,228,125
---------------------------------------------------------------

RAILROADS-0.69%

Kansas City Southern
  Industries, Inc.                  1,676,600        99,862,488
---------------------------------------------------------------

RESTAURANTS-1.60%

Brinker International, Inc.(a)      2,000,000        55,250,000
---------------------------------------------------------------
Outback Steakhouse, Inc.(a)         2,000,000        71,625,000
---------------------------------------------------------------
Papa John's International,
  Inc.(a)                             750,000        30,140,625
---------------------------------------------------------------
Starbucks Corp.(a)                  2,018,600        74,562,038
---------------------------------------------------------------
                                                    231,577,663
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
RETAIL (BUILDING
  SUPPLIES)-0.36%

Lowe's Companies, Inc.              1,000,000   $    52,750,000
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.26%

Best Buy Co., Inc.(a)               1,000,000        47,750,000
---------------------------------------------------------------
CDW Computer Centers, Inc.(a)       1,000,000        89,500,000
---------------------------------------------------------------
Circuit City Stores-Circuit
  City Group                          750,000        46,125,000
---------------------------------------------------------------
                                                    183,375,000
---------------------------------------------------------------

RETAIL (DEPARTMENT
  STORES)-0.57%

Kohl's Corp.(a)                     1,250,000        83,046,875
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.80%

Consolidated Stores Corp.(a)        2,000,000        68,750,000
---------------------------------------------------------------
Dollar General Corp.                1,000,000        35,062,500
---------------------------------------------------------------
Dollar Tree Stores, Inc.(a)         1,810,600        66,086,900
---------------------------------------------------------------
Family Dollar Stores, Inc.          2,850,000        68,756,250
---------------------------------------------------------------
Ross Stores, Inc.                     500,000        22,968,750
---------------------------------------------------------------
                                                    261,624,400
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.75%

Kroger Co.(a)                       2,000,000       108,625,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-2.95%

Bed Bath & Beyond, Inc.(a)          2,750,100        98,144,194
---------------------------------------------------------------
Linens 'N Things, Inc.(a)             285,300        13,052,475
---------------------------------------------------------------
Office Depot, Inc.(a)               4,500,000        99,000,000
---------------------------------------------------------------
Payless ShoeSource, Inc.(a)           500,000        24,218,750
---------------------------------------------------------------
Staples, Inc.(a)                    6,000,000       180,000,000
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)              486,900        14,120,100
---------------------------------------------------------------
                                                    428,535,519
---------------------------------------------------------------

RETAIL
  (SPECIALTY-APPAREL)-2.41%

Abercrombie & Fitch Co.-Class
  A(a)                                795,000        75,624,375
---------------------------------------------------------------
Gap, Inc. (The)                       750,000        49,921,875
---------------------------------------------------------------
Intimate Brands, Inc.               1,209,100        60,455,000
---------------------------------------------------------------
Men's Wearhouse, Inc.
  (The)(a)(b)                       2,310,075        63,238,303
---------------------------------------------------------------
TJX Companies, Inc.                 3,000,000        99,937,500
---------------------------------------------------------------
                                                    349,177,053
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-1.11%

Astoria Financial Corp.             1,000,000        50,125,000
---------------------------------------------------------------
Dime Bancorp, Inc.                  2,541,500        58,613,344
---------------------------------------------------------------
GreenPoint Financial Corp.          1,500,000        52,500,000
---------------------------------------------------------------
                                                    161,238,344
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-2.52%

Interpublic Group of Companies,
  Inc.                                500,000        38,781,250
---------------------------------------------------------------
Lamar Advertising Co.(a)            1,450,000        48,756,250
---------------------------------------------------------------
Omnicom Group, Inc.                 2,500,000       181,250,000
---------------------------------------------------------------
Outdoor Systems, Inc.(a)            1,500,000        37,781,250
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
SERVICES (ADVERTISING/
  MARKETING)-(CONTINUED)

Snyder Communications, Inc.(a)      2,000,000   $    58,750,000
---------------------------------------------------------------
                                                    365,318,750
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.31%

Apollo Group, Inc.(a)               1,500,000        37,125,000
---------------------------------------------------------------
ChoicePoint, Inc.(a)                  617,300        36,652,188
---------------------------------------------------------------
Cintas Corp.                        1,500,000       103,125,000
---------------------------------------------------------------
Convergys Corp.(a)                  1,000,000        18,625,000
---------------------------------------------------------------
G & K Services, Inc.-Class A          350,000        16,362,500
---------------------------------------------------------------
IMS Health Inc.                       810,000        24,300,000
---------------------------------------------------------------
Stewart Enterprises, Inc.-Class
  A                                 2,600,000        51,675,000
---------------------------------------------------------------
Viad Corp.                          1,450,000        47,940,625
---------------------------------------------------------------
                                                    335,805,313
---------------------------------------------------------------

SERVICES (COMPUTER
  SYSTEMS)-1.02%

Ciber, Inc.(a)                        707,500        13,354,063
---------------------------------------------------------------
Keane, Inc.(a)                      1,900,000        47,143,750
---------------------------------------------------------------
Policy Management Systems
  Corp.(a)                            750,000        23,578,125
---------------------------------------------------------------
SunGard Data Systems Inc.(a)        2,000,000        63,875,000
---------------------------------------------------------------
                                                    147,950,938
---------------------------------------------------------------

SERVICES (DATA
  PROCESSING)-5.02%

Affiliated Computer Services,
  Inc.(a)                           1,000,000        38,250,000
---------------------------------------------------------------
Ceridian Corp.(a)                   2,000,000        73,250,000
---------------------------------------------------------------
Concord EFS, Inc.(a)                4,500,000       150,187,500
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                           1,806,200        69,764,475
---------------------------------------------------------------
DST Systems, Inc.(a)                  750,000        43,687,500
---------------------------------------------------------------
Equifax, Inc.                       1,000,000        35,937,500
---------------------------------------------------------------
Fiserv, Inc.(a)                     2,500,000       146,406,250
---------------------------------------------------------------
National Data Corp.                 1,000,200        46,134,225
---------------------------------------------------------------
NOVA Corp.(a)                       1,000,000        26,000,000
---------------------------------------------------------------
Paychex, Inc.                       1,947,700        99,454,431
---------------------------------------------------------------
                                                    729,071,881
---------------------------------------------------------------

SPECIALTY PRINTING-0.29%

Valassis Communications,
  Inc.(a)                             750,000        42,000,000
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.58%

Metromedia Fiber Network,
  Inc.(a)                           1,000,000        84,250,000
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.68%

Global TeleSystems Group,
  Inc.(a)                           1,500,000        99,187,500
---------------------------------------------------------------

TELEPHONE-0.78%

Century Telephone Enterprises,
  Inc.                              2,249,925        90,559,481
---------------------------------------------------------------
Cincinnati Bell, Inc.               1,000,000        22,625,000
---------------------------------------------------------------
                                                    113,184,481
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
TEXTILES (APPAREL)-0.67%

Jones Apparel Group, Inc.(a)        1,363,800   $    45,005,400
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)               750,000        52,406,250
---------------------------------------------------------------
                                                     97,411,650
---------------------------------------------------------------

TEXTILES (HOME
  FURNISHINGS)-0.22%

Shaw Industries, Inc.(a)            1,750,000        31,718,750
---------------------------------------------------------------

WASTE MANAGEMENT-1.18%

Allied Waste Industries,
  Inc.(a)                           2,693,230        47,636,506
---------------------------------------------------------------
Republic Services, Inc.(a)          1,225,000        25,189,062
---------------------------------------------------------------
Waste Management, Inc.              1,750,000        98,875,000
---------------------------------------------------------------
                                                    171,700,568
---------------------------------------------------------------
    Total Domestic Common
      Stocks (Cost
      $8,761,596,201)                            13,500,871,675
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-2.19%

FINLAND-1.28%

Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)        2,500,000       185,468,750
---------------------------------------------------------------

FRANCE-0.07%

Coflexip S.A.-ADR
  (Manufacturing-Specialized)         239,500        10,657,750
---------------------------------------------------------------

ISRAEL-0.16%

Check Point Software
  Technologies Ltd.
  (Computers-Software &
  Services)(a)                        650,000        22,912,500
---------------------------------------------------------------

NETHERLANDS-0.27%

ASM Lithography Holding N.V.
(Electronics-Semiconductors)(a)       650,000        25,350,000
---------------------------------------------------------------
Core Laboratories N.V. (Oil &
  Gas-Drilling & Equipment)(a)        800,000        14,400,000
---------------------------------------------------------------
                                                     39,750,000
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
UNITED KINGDOM-0.41%

NTL Inc. (Telephone)(a)               500,000   $    38,125,000
---------------------------------------------------------------
Stolt Comex Seaway, S.A. (Oil &
  Gas-Exploration &
  Production)(a)(b)                 1,150,000        14,375,000
---------------------------------------------------------------
Stolt Comex Seaway, S.A.-ADR
  (Oil & Gas-Exploration &
  Production)(a)                      575,000         6,325,000
---------------------------------------------------------------
                                                     58,825,000
---------------------------------------------------------------
    Total Foreign Stocks &
      Other Equity Interests
      (Cost $180,451,831)                           317,614,000
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT
REPURCHASE AGREEMENTS-3.84%(C)

Barclays Securities Inc.,
  4.93%, 05/03/99(d)             $ 85,530,118   $    85,530,118
---------------------------------------------------------------
Credit Suisse First Boston
  Corp., 4.93%, 05/03/99(e)        77,928,557        77,928,557
---------------------------------------------------------------
Goldman, Sachs & Co., 4.94%,
  05/03/99(f)                      52,755,131        52,755,131
---------------------------------------------------------------
SBC Warburg Dillon Read, Inc.,
  4.89%, 05/03/99(g)              208,288,219       208,288,219
---------------------------------------------------------------
SBC Warburg Dillon Read, Inc.,
  4.94%, 05/03/99(h)              132,154,348       132,154,348
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $556,656,373)                           556,656,373
---------------------------------------------------------------

TIME DEPOSIT-0.75%

Dresdner Kleinwort, Benson,
  North America LLC, 4.97%,
  05/03/99 (Cost $109,489,463)    109,489,463       109,489,463
---------------------------------------------------------------
TOTAL INVESTMENTS-99.78%                         14,484,631,511
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.22%                                  31,350,564
---------------------------------------------------------------
NET ASSETS-100.00%                              $14,515,982,075
===============================================================

Notes to Schedule of Investments:

(a)Non-income producing security.
(b)Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of 04/30/99 was $243,806,234 which represented 1.68% of the Fund's net assets.
(c)Collateral on repurchase agreements, include the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)Joint repurchase agreement entered into 04/30/99 with a maturing value of $99,224,689. Collateralized by $102,129,000 U.S. Government obligations, 0% to 5.875% due 05/17/99 to 10/15/08 with an aggregate market value at 04/30/99 of $101,170,834.
(e)Joint repurchase agreement entered into 04/30/99 with a maturing value of $500,205,417. Collateralized by $527,642,000 U.S. Government obligations, 4.60% to 9.05% due 05/03/99 to 04/28/14 with an aggregate market value at 04/30/99 of $531,179,320.
(f)Joint repurchase agreement entered into 04/30/99 with a maturing value of $400,164,667. Collateralized by $407,564,858 U.S. Government obligations, 5.00% to 8.00% due 07/01/03 to 05/01/29 with an aggregate market value at 04/30/99 of $408,000,001.
(g)Joint repurchase agreement entered into 04/30/99 with a maturing value of $750,305,625. Collateralized by $746,070,000 U.S. Government obligations, 5.625% to 9.125% due 09/30/01 to 05/15/20 with an aggregate market value at 04/30/99 of $765,004,938.
(h)Joint repurchase agreement entered into 04/30/99 with a maturing value of $250,102,917. Collateralized by $249,736,152 U.S. Government obligations, 6.00% to 10.50% due 03/15/01 to 01/15/33 with an aggregate market value at 04/30/99 of $255,819,341.

Abbreviations:

ADR - American Depositary Receipt

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $9,608,193,868)                            $14,484,631,511
------------------------------------------------------------
Receivables for:
  Investments sold                                91,379,765
------------------------------------------------------------
  Capital stock sold                              15,911,111
------------------------------------------------------------
  Dividends and interest                           2,247,193
------------------------------------------------------------
Investment for deferred compensation plan            158,102
------------------------------------------------------------
Other assets                                          64,314
------------------------------------------------------------
      Total assets                            14,594,391,996
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           20,358,560
------------------------------------------------------------
  Capital stock reacquired                        41,402,282
------------------------------------------------------------
  Deferred compensation                              158,102
------------------------------------------------------------
Accrued advisory fees                              7,203,398
------------------------------------------------------------
Accrued administrative services fees                  28,301
------------------------------------------------------------
Accrued directors' fees                               24,000
------------------------------------------------------------
Accrued distribution fees                          5,077,788
------------------------------------------------------------
Accrued transfer agent fees                        3,579,767
------------------------------------------------------------
Accrued operating expenses                           577,723
------------------------------------------------------------
      Total liabilities                           78,409,921
------------------------------------------------------------
Net assets applicable to shares outstanding  $14,515,982,075
============================================================

NET ASSETS:

Class A                                      $13,738,864,041
============================================================
Class B                                      $   445,079,605
============================================================
Class C                                      $   119,795,895
============================================================
Institutional Class                          $   212,242,534
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                    441,244,219
============================================================
Class B:
  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                     14,501,110
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      3,904,524
============================================================
Institutional Class:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      6,573,823
============================================================
Class A:
  Net asset value and redemption price per
    share                                    $         31.14
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $31.14
    divided by 94.50%)                       $         32.95
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         30.69
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         30.68
============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                          $         32.29
============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 1999
(Unaudited)


INVESTMENT INCOME:

Dividends (net of $216,987 foreign
  withholding tax)                            $   23,110,838
------------------------------------------------------------
Interest                                          22,993,859
------------------------------------------------------------
    Total investment income                       46,104,697
------------------------------------------------------------

EXPENSES:

Advisory fees                                     44,095,525
------------------------------------------------------------
Administrative services fees                         165,842
------------------------------------------------------------
Custodian fees                                       225,557
------------------------------------------------------------
Directors' fees                                       52,065
------------------------------------------------------------
Distribution fees-Class A                         20,106,290
------------------------------------------------------------
Distribution fees-Class B                          1,803,794
------------------------------------------------------------
Distribution fees-Class C                            482,063
------------------------------------------------------------
Transfer agent fees-Class A                       12,389,375
------------------------------------------------------------
Transfer agent fees-Class B                          648,828
------------------------------------------------------------
Transfer agent fees-Class C                          154,737
------------------------------------------------------------
Transfer agent fees-Institutional Class                9,330
------------------------------------------------------------
Other                                              1,087,203
------------------------------------------------------------
    Total expenses                                81,220,609
------------------------------------------------------------
Less: Fees waived by advisor                      (1,510,669)
------------------------------------------------------------
    Expenses paid indirectly                        (110,121)
------------------------------------------------------------
    Net expenses                                  79,599,819
------------------------------------------------------------
Net investment income (loss)                     (33,495,122)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        1,160,822,873
------------------------------------------------------------
  Option contracts written                         1,494,286
------------------------------------------------------------
                                               1,162,317,159
------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        1,538,568,508
------------------------------------------------------------
  Foreign currencies                                    (728)
------------------------------------------------------------
  Option contracts written                          (146,707)
------------------------------------------------------------
                                               1,538,421,073
------------------------------------------------------------
      Net gain from investment securities,
         foreign currencies, and option
         contracts                             2,700,738,232
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $2,667,243,110
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1999 and the year ended October 31, 1998 (Unaudited)

                                                                 APRIL 30,           OCTOBER 31,
                                                                    1999                1998
                                                              ----------------     ---------------
OPERATIONS:

  Net investment income (loss)                                $    (33,495,122)    $   (68,697,946)
--------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, and option contracts                             1,162,317,159         459,324,772
--------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies, and option contracts         1,538,421,073        (647,916,119)
--------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
       operations                                                2,667,243,110        (257,289,293)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                         (337,205,925)     (1,023,550,465)
--------------------------------------------------------------------------------------------------
  Class B                                                           (8,290,208)         (2,750,431)
--------------------------------------------------------------------------------------------------
  Class C                                                           (2,228,983)         (2,040,204)
--------------------------------------------------------------------------------------------------
  Institutional Class                                               (5,075,579)        (13,510,099)
--------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         (863,136,201)       (667,156,467)
--------------------------------------------------------------------------------------------------
  Class B                                                          114,996,411         292,437,630
--------------------------------------------------------------------------------------------------
  Class C                                                           28,584,239          60,444,760
--------------------------------------------------------------------------------------------------
  Institutional Class                                              (11,985,404)         17,436,212
--------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets                     1,582,901,460      (1,595,978,357)
--------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           12,933,080,615      14,529,058,972
--------------------------------------------------------------------------------------------------
  End of period                                               $ 14,515,982,075     $12,933,080,615
==================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $  8,425,307,197     $ 9,156,848,152
--------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (34,489,836)           (994,714)
--------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, and option contracts         1,248,727,001         439,210,537
--------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, and option contracts                             4,876,437,713       3,338,016,640
--------------------------------------------------------------------------------------------------
                                                              $ 14,515,982,075     $12,933,080,615
==================================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class B shares commenced sales on November 3, 1997. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

E. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

G. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Covered Call Options -- The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to contractually waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the contractual waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the six months ended April 30, 1999, AIM waived fees of $1,510,669. The waiver is contractual and may not be terminated without approval of the Board of Directors. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $165,842 for such services.
  The Fund, pursuant to a transfer agent and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 1999, AFS was paid $5,805,957 with respect to the Fund.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999, the Class A shares, Class B shares and Class C shares paid AIM Distributors $20,106,290, $1,803,794, and $482,063, respectively as compensation under the Plans.
  AIM Distributors received commissions of $1,761,150 from sales of the Class A shares of the Fund during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1999, AIM Distributors received commissions of $392,190 in contingent deferred sales charges imposed on the redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, and FMC.
  During the six months ended April 30, 1999, the Fund paid legal fees of $12,502 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $91,215 and $18,906, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $110,121 during the six months ended April 30, 1999.

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1999 was $3,855,654,600 and $4,937,353,460, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1999, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                     $5,190,578,084
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (334,298,334)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $4,856,279,750
==========================================================

Cost of investments for tax purposes is $9,628,351,761.

NOTE 7-CAPITAL STOCK

Changes in the capital stock outstanding during the six months ended April 30, and the year ended October 31, 1998 were as follows:

                               APRIL 30, 1999                  OCTOBER 31, 1998
                       ------------------------------   ------------------------------
                          SHARES          AMOUNT           SHARES          AMOUNT
                       ------------   ---------------   ------------   ---------------
Sold:
  Class A                69,640,745   $ 2,049,295,548    271,511,337   $ 7,555,171,888
--------------------------------------------------------------------------------------
  Class B*                5,888,567       172,459,725     12,877,388       356,713,527
--------------------------------------------------------------------------------------
  Class C                 2,544,647        74,620,746      2,960,570        81,123,332
--------------------------------------------------------------------------------------
  Institutional Class       910,982        28,162,634      2,149,830        60,442,629
--------------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                11,320,388       318,893,281     38,633,795       977,878,833
--------------------------------------------------------------------------------------
  Class B*                  286,888         7,992,643        104,498         2,643,686
--------------------------------------------------------------------------------------
  Class C                    75,940         2,114,909         76,723         1,938,518
--------------------------------------------------------------------------------------
  Institutional Class       170,003         4,957,282        494,582        12,886,955
--------------------------------------------------------------------------------------
Reacquired:
  Class A              (109,723,989)   (3,231,325,030)  (330,045,727)   (9,200,207,188)
--------------------------------------------------------------------------------------
  Class B*               (2,232,453)      (65,455,957)    (2,423,778)      (66,919,583)
--------------------------------------------------------------------------------------
  Class C                (1,647,673)      (48,151,416)      (842,846)      (22,617,090)
--------------------------------------------------------------------------------------
  Institutional Class    (1,443,930)      (45,105,320)    (1,977,243)      (55,893,372)
--------------------------------------------------------------------------------------
                        (24,209,885)  $  (731,540,955)    (6,480,871)  $  (296,837,865)
======================================================================================

*Class B shares commenced sales on November 3, 1997.

NOTE 8-OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 1999 are summarized as follows:

                                        OPTION CONTRACTS
                                     -----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
                                     ---------   -----------
Beginning of period                     1,875    $   357,644
-----------------------------------   -------    -----------
Written                                11,320      1,432,816
-----------------------------------   -------    -----------
Closed                                 (9,375)    (1,252,814)
-----------------------------------   -------    -----------
Expired                                (3,820)      (537,646)
-----------------------------------   -------    -----------
End of Period                               0    $         0
===================================   =======    ===========

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the six months ended April 30, 1999 and each of the years in the five-year period ended October 31, 1998, for a share of Class B capital stock outstanding during the six months ended April 30, 1999 and the period November 3, 1997 (date sales commenced) through October 31, 1998 and for a share of Class C capital stock outstanding during the six months ended April 30, 1999 and the year ended October 31, 1998 and the period August 4, 1997 (dates sales commenced) through October 31, 1997.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                                                                        OCTOBER 31, 1998
                                                APRIL 30,       -----------------------------------------------------------------
                                                  1999             1998          1997          1996          1995         1994
                                               -----------      -----------   -----------   -----------   ----------   ----------
Net asset value, beginning of period           $     26.37      $     29.23   $     25.48   $     23.69   $    18.31   $    17.04
---------------------------------------------  -----------      -----------   -----------   -----------   ----------
Income from investment operations:
    Net investment income (loss)                     (0.07)           (0.14)        (0.11)        (0.06)       (0.05)       (0.02)
---------------------------------------------  -----------      -----------   -----------   -----------   ----------   ----------
    Net gains (losses) on securities (both
      realized and unrealized)                        5.57            (0.62)         4.75          2.60         5.95         1.29
---------------------------------------------  -----------      -----------   -----------   -----------   ----------
        Total from investment operations              5.50            (0.76)         4.64          2.54         5.90         1.27
---------------------------------------------  -----------      -----------   -----------   -----------   ----------   ----------
Distributions from net realized gains                (0.73)           (2.10)        (0.89)        (0.75)       (0.52)          --
---------------------------------------------  -----------      -----------   -----------   -----------   ----------
Net asset value, end of period                 $     31.14      $     26.37   $     29.23   $     25.48   $    23.69   $    18.31
=============================================  ===========      ===========   ===========   ===========   ==========   ==========
Total return(a)                                      21.15%           (2.30)%       18.86%        11.26%       33.43%        7.45%
=============================================  ===========      ===========   ===========   ===========   ==========   ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $13,738,864      $12,391,844   $14,319,441   $11,255,506   $7,000,350   $3,726,029
=============================================  ===========      ===========   ===========   ===========   ==========   ==========
Ratio of expenses to average net assets(b)            1.11%(c)         1.10%(c)      1.11%()       1.14%        1.16%        1.20%
=============================================  ===========      ===========   ===========   ===========   ==========   ==========
Ratio of net investment income (loss) to
  average net assets(d)                              (0.45)%(c)       (0.47)%(c)    (0.40)%()     (0.27)%      (0.32)%      (0.15)%
=============================================  ===========      ===========   ===========   ===========   ==========   ==========
Portfolio turnover rate                                 29%              76%           67%           58%          45%          79%
=============================================  ===========      ===========   ===========   ===========   ==========   ==========

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.13% (annualized), 1.12%, 1.13%, 1.16%, 1.18% and 1.21% for 1999-1994.
(c) Ratios are annualized and based on average net assets of $13,515,278,069.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (0.48)% (annualized), (0.50)%, (0.42)%, (0.29)%, (0.34)%
    and (0.16)% for 1999-1994.

                                                                      CLASS B                         CLASS C
                                                              ------------------------    -------------------------------
                                                                                                          OCTOBER 31,
                                                              APRIL 30,    OCTOBER 31,    APRIL 30,    ------------------
                                                                1999          1998          1999        1998       1997
                                                              ---------    -----------    ---------    -------    -------
Net asset value, beginning of period                          $  26.11      $  30.04      $  26.10     $ 29.18    $ 30.32
------------------------------------------------------------  --------      --------      --------     -------    -------
Income from investment operations:
   Net investment income (loss)                                  (0.19)(a)     (0.37)(a)     (0.19)(a)   (0.37)(a)  (0.04)
------------------------------------------------------------  --------      --------      --------     -------    -------
   Net gains (losses) on securities (both realized and
     unrealized)                                                  5.50         (1.46)         5.50       (0.61)     (1.10)
------------------------------------------------------------  --------      --------      --------     -------    -------
       Total from investment operations                           5.31         (1.83)         5.31       (0.98)     (1.14)
------------------------------------------------------------  --------      --------      --------     -------    -------
Distributions from net realized gains                            (0.73)        (2.10)        (0.73)      (2.10)        --
------------------------------------------------------------  --------      --------      --------     -------    -------
Net asset value, end of period                                $  30.69      $  26.11      $  30.68     $ 26.10    $ 29.18
============================================================  ========      ========      ========     =======    =======
Total return(b)                                                  20.63%        (5.86)%       20.63%      (3.12)%    (3.76)%
============================================================  ========      ========      ========     =======    =======
Ratios/supplement data:
Net assets, end of period (000s omitted)                      $445,080      $275,676      $119,796     $76,522    $21,508
============================================================  ========      ========      ========     =======    =======
Ratio of expenses to average net assets(c)                        1.99%(d)      1.98%(e)      1.95%(d)    1.97%      1.84%(e)
============================================================  ========      ========      ========     =======    =======
Ratio of net investment income (loss) to average net
 assets(f)                                                       (1.33)%(d)    (1.36)%(e)    (1.29)%(d)  (1.35)%    (1.12)%(e)
============================================================  ========      ========      ========     =======    =======
Portfolio turnover rate                                             29%           76%           29%         76%        67%
============================================================  ========      ========      ========     =======    =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.01% (annualized), and 2.00% (annualized) for 1999-1998 for Class B and 1.97% (annualized), 1.99% and 1.86% (annualized) for 1999-1997 for Class C.
(d) Ratios are annualized and based on average net assets of $363,748,450 and $97,211,661 for Class B and Class C, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (1.35)% (annualized) and (1.38)% (annualized) for 1999-1998 for Class B and (1.31)% (annualized), (1.37)% and (1.15)%
    (annualized) for 1999-1997 for Class C.

                           AIM LARGE CAP GROWTH FUND
                         UNAUDITED FINANCIALS FOR THE
                         PERIOD ENDING APRIL 30, 1999


SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                     MARKET
                                         SHARES      VALUE
COMMON STOCKS-83.77%

BEVERAGES (NON-ALCOHOLIC)-1.49%

Coca-Cola Co. (The)                        1,230   $   83,640
-------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-4.76%

AT&T Corp.-Liberty Media Group(a)            610       38,964
-------------------------------------------------------------
Cablevision Systems Corp.-Class A(a)       1,200       92,850
-------------------------------------------------------------
Clear Channel Communications, Inc.(a)        680       47,260
-------------------------------------------------------------
Comcast Corp.-Class A                        985       64,703
-------------------------------------------------------------
Infinity Broadcasting Corp.-Class A(a)       840       23,258
-------------------------------------------------------------
                                                      267,035
-------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-6.94%

Lucent Technologies, Inc.                  1,460       87,783
-------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR (Finland)       2,800      207,725
-------------------------------------------------------------
Motorola, Inc.                               500       40,063
-------------------------------------------------------------
QUALCOMM, Inc.(a)                            270       54,002
-------------------------------------------------------------
                                                      389,573
-------------------------------------------------------------

COMPUTERS (HARDWARE)-2.30%

Dell Computer Corp.(a)                       660       27,184
-------------------------------------------------------------
International Business Machines Corp.        140       29,286
-------------------------------------------------------------
Sun Microsystems, Inc.(a)                  1,210       72,373
-------------------------------------------------------------
                                                      128,843
-------------------------------------------------------------

COMPUTERS (NETWORKING)-3.05%

Cisco Systems, Inc.(a)                     1,500      171,094
-------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.94%

EMC Corp.(a)                               1,000      108,938
-------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-8.33%

America Online, Inc.(a)                    1,190      169,873
-------------------------------------------------------------
Microsoft Corp.(a)                         3,100      252,069
-------------------------------------------------------------
Oracle Corp.(a)                              375       10,149
-------------------------------------------------------------
Yahoo! Inc.(a)                               200       34,938
-------------------------------------------------------------
                                                      467,029
-------------------------------------------------------------

CONSUMER FINANCE-1.45%

Capital One Financial Corp.                  150       26,053
-------------------------------------------------------------
Providian Financial Corp.                    430       55,497
-------------------------------------------------------------
                                                       81,550
-------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.28%

General Electric Co.                       1,215      128,183
-------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-2.60%

Intel Corp.                                  300       18,356
-------------------------------------------------------------
Linear Technology Corp.                      600       34,125
-------------------------------------------------------------

                                                     MARKET
                                         SHARES      VALUE
ELECTRONICS (SEMICONDUCTORS)-(CONTINUED)

Texas Instruments, Inc.                      490   $   50,041
-------------------------------------------------------------
Xilinx, Inc.(a)                              950       43,344
-------------------------------------------------------------
                                                      145,866
-------------------------------------------------------------

ENTERTAINMENT-0.51%

Walt Disney Co. (The)                        900       28,575
-------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.24%

Applied Materials, Inc.(a)                   650       34,856
-------------------------------------------------------------
Teradyne, Inc.(a)                            735       34,683
-------------------------------------------------------------
                                                       69,539
-------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-3.86%

American Express Co.                         400       52,275
-------------------------------------------------------------
Freddie Mac                                2,620      164,405
-------------------------------------------------------------
                                                      216,680
-------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-8.65%

Abbott Laboratories                        1,310       63,453
-------------------------------------------------------------
American Home Products Corp.               1,050       64,050
-------------------------------------------------------------
Bristol-Myers Squibb Co.                   1,775      112,823
-------------------------------------------------------------
Johnson & Johnson                          1,170      114,075
-------------------------------------------------------------
Warner-Lambert Co.                         1,930      131,119
-------------------------------------------------------------
                                                      485,520
-------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-5.84%

Lilly (Eli) & Co.                          1,000       73,626
-------------------------------------------------------------
Merck & Co., Inc.                            635       44,609
-------------------------------------------------------------
Pfizer Inc.                                1,230      141,527
-------------------------------------------------------------
Schering-Plough Corp.                      1,400       67,638
-------------------------------------------------------------
                                                      327,400
-------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-3.16%

Guidant Corp.                              2,100      112,744
-------------------------------------------------------------
Medtronic, Inc.                              900       64,744
-------------------------------------------------------------
                                                      177,488
-------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-2.22%

Clorox Co.                                   200       23,075
-------------------------------------------------------------
Procter & Gamble Co. (The)                 1,080      101,318
-------------------------------------------------------------
                                                      124,393
-------------------------------------------------------------

INSURANCE (MULTI-LINE)-2.59%

American International Group, Inc.         1,235      145,035
-------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.94%

Schwab (Charles) Corp.                       480       52,680
-------------------------------------------------------------

                                                     MARKET
                                         SHARES      VALUE
LODGING (HOTELS)-0.37%

Carnival Corp.                               500   $   20,625
-------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-2.01%

Tyco International Ltd.                    1,010       82,062
-------------------------------------------------------------
United Technologies Corp.                    210       30,424
-------------------------------------------------------------
                                                      112,486
-------------------------------------------------------------

NATURAL GAS-0.60%

Enron Corp.                                  450       33,862
-------------------------------------------------------------

PERSONAL CARE-0.74%

Gillette Co.                                 800       41,750
-------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-2.26%

Home Depot, Inc. (The)                     1,475       88,408
-------------------------------------------------------------
Lowe's Companies, Inc.                       730       38,508
-------------------------------------------------------------
                                                      126,916
-------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.25%

Best Buy Co., Inc.                           290       13,847
-------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.27%

Kohl's Corp.(a)                              225       14,947
-------------------------------------------------------------

RETAIL (FOOD CHAINS)-2.81%

Kroger Co.(a)                              1,900      103,194
-------------------------------------------------------------
Safeway, Inc.(a)                           1,005       54,208
-------------------------------------------------------------
                                                      157,402
-------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-2.66%

Dayton Hudson Corp.                        1,100       74,043
-------------------------------------------------------------
Wal-Mart Stores, Inc.                      1,640       75,440
-------------------------------------------------------------
                                                      149,483
-------------------------------------------------------------

                                                     MARKET
                                         SHARES      VALUE
RETAIL (SPECIALTY)-1.14%

Amazon.com, Inc.(a)                          280   $   48,177
-------------------------------------------------------------
Staples, Inc.(a)                             510       15,300
-------------------------------------------------------------
                                                       63,477
-------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.14%

Abercrombie & Fitch Co.-Class A(a)           250       23,780
-------------------------------------------------------------
Gap, Inc. (The)                              600       39,936
-------------------------------------------------------------
                                                       63,716
-------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.00%

Omnicom Group, Inc.                          775       56,185
-------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.28%

Paychex, Inc.                                310       15,828
-------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-4.10%

MCI WorldCom, Inc.(a)                      2,800      230,125
-------------------------------------------------------------
    Total Common Stocks (Cost
      $4,643,294)                                   4,699,710
-------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT
U.S. TREASURY BILLS-0.28%(B)

4.237%, 06/24/99 (Cost $15,899)           $16,000(c)     15,899
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITY-11.42%
Federal Home Loan Mortgage Association,
  4.90%, 05/03/99 (Cost $640,825)         641,000       640,825
---------------------------------------------------------------
TOTAL INVESTMENTS-95.48%                              5,356,434
---------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-4.52%                     253,413
---------------------------------------------------------------
NET ASSETS-100.00%                                   $5,609,847
===============================================================

Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contract. See Note 6.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $5,300,018)                              $    5,356.434
---------------------------------------------------------
Cash                                                1,125
---------------------------------------------------------
Receivables for:
  Capital stock sold                              317,658
---------------------------------------------------------
  Dividends and interest                              967
---------------------------------------------------------
Other assets                                       69,776
---------------------------------------------------------
    Total assets                                5,745,960
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           118,757
---------------------------------------------------------
  Variation margin                                  2,200
---------------------------------------------------------
Accrued administrative services fees                4,000
---------------------------------------------------------
Accrued directors' fees                               165
---------------------------------------------------------
Accrued distribution fees                           2,231
---------------------------------------------------------
Accrued transfer agent fees                         1,882
---------------------------------------------------------
Accrued operating expenses                          6,878
---------------------------------------------------------
    Total liabilities                             136,113
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $    5,609,847
---------------------------------------------------------

NET ASSETS:

Class A                                    $    4,365,599
=========================================================
Class B                                    $    1,155,580
=========================================================
Class C                                    $       88,668
=========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
  Class A:
    Authorized                                750,000,000
---------------------------------------------------------
    Outstanding                                   418,099
=========================================================
  Class B:
    Authorized                                750,000,000
---------------------------------------------------------
    Outstanding                                   110,630
=========================================================
  Class C:
    Authorized                                750,000,000
---------------------------------------------------------
    Outstanding                                     8,488
=========================================================
Class A:
  Net asset value and redemption price
    per share                              $        10.44
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.44
      divided by 94.50%)                   $        11.05
=========================================================
Class B:
  Net asset value and offering price per
    share                                  $        10.45
=========================================================
Class C:
  Net asset value and offering price per
    share                                  $        10.45
=========================================================

STATEMENT OF OPERATIONS

For the period March 1, 1999 (date operations commenced) through April 30, 1999 (Unaudited)

INVESTMENT INCOME:

Dividends (net of $110 foreign withholding
  tax)                                      $      2,369
--------------------------------------------------------
Interest                                           5,219
--------------------------------------------------------
    Total investment income                        7,588
--------------------------------------------------------

EXPENSES:

Advisory fees                                      4,467
--------------------------------------------------------
Administrative services fees                       4,000
--------------------------------------------------------
Custodian fees                                     1,681
--------------------------------------------------------
Directors' fees                                      329
--------------------------------------------------------
Distribution fees -- Class A                       1,972
--------------------------------------------------------
Distribution fees -- Class B                         311
--------------------------------------------------------
Distribution fees -- Class C                          11
--------------------------------------------------------
Transfer agent fees -- Class A                     1,933
--------------------------------------------------------
Transfer agent fees -- Class B                       114
--------------------------------------------------------
Transfer agent fees -- Class C                        14
--------------------------------------------------------
Registration and filing fees                       9,023
--------------------------------------------------------
Professional fees                                  5,262
--------------------------------------------------------
Other                                                 34
--------------------------------------------------------
    Total expenses                                29,151
--------------------------------------------------------
Less: Fee waivers and reimbursement              (19,667)
--------------------------------------------------------
Less: Expenses paid indirectly                       (55)
--------------------------------------------------------
    Net expenses                                   9,429
--------------------------------------------------------
Net investment income (loss)                      (1,841)
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES:

Net realized gain (loss) from:
    Investment securities                        (15,046)
--------------------------------------------------------
    Futures contracts                                853
--------------------------------------------------------
                                                 (14,193)
--------------------------------------------------------
Net unrealized appreciation of:
    Investment securities                         56,416
--------------------------------------------------------
    Futures contracts                                350
--------------------------------------------------------
                                                  56,766
--------------------------------------------------------

    Net gain from investment securities
      and futures                                 42,573
--------------------------------------------------------

Net increase in net assets resulting from
  operations                                $     40,732
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period March 1, 1999 (date operations commenced) through April 30, 1999 (Unaudited)

                                                              APRIL 30,
                                                                 1999
                                                              ----------
OPERATIONS:

  Net investment income (loss)                                $   (1,841)
------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures                                                      (14,193)
------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
    futures contracts                                             56,766
------------------------------------------------------------------------
    Net increase in net assets resulting from operations          40,732
------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      4,299,158
------------------------------------------------------------------------
  Class B                                                      1,179,939
------------------------------------------------------------------------
  Class C                                                         90,018
------------------------------------------------------------------------
    Net increase in net assets                                 5,609,847
------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                 --
------------------------------------------------------------------------
  End of period                                               $5,609,847
========================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $5,569,115
------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (1,841)
------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and futures                                       (14,193)
------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    futures contracts                                             56,766
------------------------------------------------------------------------
                                                              $5,609,847
========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares commenced operations on March 1, 1999. Class B shares and Class C shares commenced sales on April 5, 1999. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. The Fund's investment objective is long-term growth of capital. Information presented in these financial statements pertains only to the Fund.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Securities Transactions, Investment Income and Distributions--Securities transactions are recorded on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
G. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% over $1 billion to and including $2 billion of the Fund's average net assets and 0.625% of the Fund's average net assets over $2 billion.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the period March 1, 1999 (date operations commenced) through April 30, 1999, AIM was reimbursed $4,000 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the period March 1, 1999 (date operations commenced) through April 30, 1999, AFS was paid $1,876 for such services.
    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the period March 1, 1999 (date operations commenced) through April 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors $1,972, $311, and $11 respectively, as compensation under the Plans.
    AIM Distributors received commissions of $2,239 from sales of Class A shares of the Fund during the period March 1, 1999 (date operations commenced) through April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period March 1, 1999 (date operations commenced) through April 30, 1999, AIM Distributors received commissions of $8 in contingent deferred sales charges imposed on redemption of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

During the period March 1, 1999 (date operations commenced) through April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $8 and $47, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $55 during the period March 1, 1999 (date operations commenced) through April 30, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period March 1, 1999 (date operations commenced) through April 30, 1999 was $4,754,046 and $110,752, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities on a tax basis is as follows:


Aggregate unrealized appreciation of
  investment securities                     $ 186,734
-----------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (130,318)
-----------------------------------------------------
Net unrealized appreciation of investment
  securities                                $  56,416
=====================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 6-FUTURES CONTRACTS

On April 30, 1999, $16,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

============================================================
                        NO. OF       MONTH/      UNREALIZED
      CONTRACT         CONTRACTS   COMMITMENT   APPRECIATION
------------------------------------------------------------
E-MINI S&P 500 Index       4         Jun 99         $350
============================================================

NOTE 7-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) 10% of total assets. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.
NOTE 8-CAPITAL STOCK
Changes in capital stock outstanding during the period March 1, 1999 (date operations commenced) through April 30, 1999 was as follows:

                                            APRIL 30, 1999
                                         ---------------------
                                         SHARES      AMOUNT
                                         -------   -----------
Sold:
  Class A                                425,297   $ 4,378,989
--------------------------------------------------------------
  Class B*                               110,630     1,179,939
--------------------------------------------------------------
  Class C*                                 8,558        90,768
--------------------------------------------------------------
Reacquired:
  Class A                                 (7,198)      (79,831)
--------------------------------------------------------------
  Class C*                                   (70)         (750)
--------------------------------------------------------------
                                         537,217   $ 5,569,115
==============================================================

* Class B and Class C shares commenced sales on April 5, 1999.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the period March 1, 1999 (date operations commenced) through April 30, 1999, and for a share of Class B and Class C outstanding during the period April 5, 1999 (date sales commenced) through April 30, 1999.

                                                                CLASS A
                                                               ---------
                                                               APRIL 30,
                                                                 1999
                                                               ---------
Net asset value, beginning of period                            $10.00
------------------------------------------------------------    ------
Income from investment operations:
   Net investment income                                            --
------------------------------------------------------------    ------
   Net gains on securities (both realized and unrealized)         0.44
------------------------------------------------------------    ------
       Total from investment operations                           0.44
------------------------------------------------------------    ------
Net asset value, end of period                                  $10.44
============================================================    ======
Total return(a)                                                   4.40%
============================================================    ======
Ratios/supplement data:

Net assets, end of period (000s omitted)                        $4,366
============================================================    ======
Ratio of expenses to average net assets(b)                        1.54%(c)
============================================================    ======
Ratio of net investment income to average net assets(d)          (0.27)%(c)
============================================================    ======
Portfolio turnover rate                                              4%
============================================================    ======

(a) Does not deduct sales charges and is not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 4.56% (annualized).
(c) Ratios are annualized and based on average net assets of $1,136,292.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements was (3.29)% (annualized).

                                                               CLASS B       CLASS C
                                                              ---------     ---------
                                                              APRIL 30,     APRIL 30,
                                                                1999          1999
                                                              ---------     ---------
Net asset value, beginning of period                           $11.02        $11.02
------------------------------------------------------------   ------        ------
Income from investment operations:
   Net investment income                                           --            --
------------------------------------------------------------   ------        ------
   Net gains (losses) on securities (both realized and
     unrealized)                                                (0.57)        (0.57)
------------------------------------------------------------   ------        ------
       Total from investment operations                         (0.57)        (0.57)
------------------------------------------------------------   ------        ------
Net asset value, end of period                                 $10.45        $10.45
============================================================   ======        ======
Total return(a)                                                 (5.17)%       (5.17)%
============================================================   ======        ======
Ratios/supplement data:

Net assets, end of period (000s omitted)                       $1,156        $   89
============================================================   ======        ======
Ratio of expenses to average net assets(b)                       2.25%(c)      2.25%(c)
============================================================   ======        ======
Ratio of net investment income (loss) to average net
 assets(d)                                                      (0.94)%(c)    (0.94)%(c)
============================================================   ======        ======
Portfolio turnover rate                                             4%            4%
============================================================   ======        ======

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 10.50% (annualized) for Class B and 10.87% (annualized) for Class C.
(c) Ratios are annualized and based on average net assets of $62,702 and $2,154 for Class B and Class C, respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (9.19)% (annualized) for Class B and (9.56)% (annualized) for Class C.

                              AIM WEINGARTEN FUND
                         UNAUDITED FINANCIALS FOR THE
                          PERIOD ENDED APRIL 30, 1999


SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                     MARKET
                                    SHARES           VALUE
DOMESTIC COMMON STOCKS-90.83%

BANKS (MONEY CENTER)-0.92%

Chase Manhattan Corp. (The)         1,000,000    $   82,750,000
---------------------------------------------------------------

BANKS (REGIONAL)-0.28%

North Fork Bancorporation, Inc.     1,121,600        25,236,000
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-6.06%

AT&T Corp.-Liberty Media
  Group(a)                            857,300        54,760,038
---------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                             950,460        66,056,970
---------------------------------------------------------------
Comcast Corp.-Class A               1,687,700       110,860,794
---------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                              1,141,500        90,606,563
---------------------------------------------------------------
Infinity Broadcasting
  Corp.-Class A(a)                  3,357,000        92,946,937
---------------------------------------------------------------
Jacor Communications, Inc.(a)         925,000        74,231,250
---------------------------------------------------------------
MediaOne Group, Inc.(a)               650,000        53,015,625
---------------------------------------------------------------
                                                    542,478,177
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.15%

Monsanto Co.                          296,800        13,430,200
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.77%

General Instrument Corp.(a)           578,900        21,129,850
---------------------------------------------------------------
Lucent Technologies, Inc.           1,802,500       108,375,313
---------------------------------------------------------------
Motorola, Inc.                      2,038,500       163,334,812
---------------------------------------------------------------
QUALCOMM, Inc.(a)                     222,500        44,500,000
---------------------------------------------------------------
                                                    337,339,975
---------------------------------------------------------------

COMPUTERS (HARDWARE)-4.17%

International Business Machines
  Corp.                             1,000,000       209,187,500
---------------------------------------------------------------
Sun Microsystems, Inc.(a)           2,750,000       164,484,375
---------------------------------------------------------------
                                                    373,671,875
---------------------------------------------------------------

COMPUTERS (NETWORKING)-3.39%

Ascend Communications, Inc.(a)      1,369,000       132,279,625
---------------------------------------------------------------
Cisco Systems, Inc.(a)              1,504,900       171,652,656
---------------------------------------------------------------
                                                    303,932,281
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.42%

EMC Corp.(a)                          600,000        65,362,500
---------------------------------------------------------------
Lexmark International Group,
  Inc.(a)                             500,000        61,750,000
---------------------------------------------------------------
                                                    127,112,500
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-11.00%

America Online, Inc.                2,925,000       417,543,750
---------------------------------------------------------------
Citrix Systems, Inc.(a)             1,303,200        55,386,000
---------------------------------------------------------------
Compuware Corp.(a)                  2,000,000        48,750,000
---------------------------------------------------------------
Microsoft Corp.(a)                  1,700,000       138,231,250
---------------------------------------------------------------
Oracle Corp.(a)                     2,001,500        54,165,594
---------------------------------------------------------------
Unisys Corp.(a)                     5,000,000       157,187,500
---------------------------------------------------------------
Yahoo! Inc.(a)                        650,000    $  113,546,875
---------------------------------------------------------------
                                                    984,810,969
---------------------------------------------------------------

CONSUMER FINANCE-0.91%

Capital One Financial Corp.           169,200        29,387,925
---------------------------------------------------------------
Providian Financial Corp.             400,000        51,625,000
---------------------------------------------------------------
                                                     81,012,925
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.44%

AmeriSource Health Corp.-Class
  A(a)                              1,433,800        39,698,337
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.15%

Sanmina Corp.(a)                    1,063,000        70,556,625
---------------------------------------------------------------
Symbol Technologies, Inc.             678,300        32,388,825
---------------------------------------------------------------
                                                    102,945,450
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-3.23%

Analog Devices, Inc.(a)             1,350,000        47,418,750
---------------------------------------------------------------
Intel Corp.                           750,000        45,890,625
---------------------------------------------------------------
LSI Logic Corp.(a)                    382,900        13,018,600
---------------------------------------------------------------
Texas Instruments, Inc.               900,000        91,912,500
---------------------------------------------------------------
Xilinx, Inc.(a)                     2,000,000        91,250,000
---------------------------------------------------------------
                                                    289,490,475
---------------------------------------------------------------

ENTERTAINMENT-1.95%

Time Warner, Inc.                   2,500,000       175,000,000
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.30%

Teradyne, Inc.(a)                     571,900        26,986,531
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-5.32%

American Express Co.                  610,500        79,784,719
---------------------------------------------------------------
Fannie Mae                          2,500,000       177,343,750
---------------------------------------------------------------
Freddie Mac                         3,500,000       219,625,000
---------------------------------------------------------------
                                                    476,753,469
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-7.37%

Abbott Laboratories                 3,650,000       176,796,875
---------------------------------------------------------------
American Home Products Corp.        1,322,300        80,660,300
---------------------------------------------------------------
Bristol-Myers Squibb Co.            1,248,600        79,364,137
---------------------------------------------------------------
Johnson & Johnson                   1,461,900       142,535,250
---------------------------------------------------------------
Warner-Lambert Co.                  2,661,000       180,781,687
---------------------------------------------------------------
                                                    660,138,249
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.32%

Watson Pharmaceuticals, Inc.(a)       700,000        28,350,000
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-3.91%

Lilly (Eli) & Co.                   1,600,000       117,800,000
---------------------------------------------------------------
Pfizer, Inc.                          525,000        60,407,813
---------------------------------------------------------------

                                                     MARKET
                                    SHARES           VALUE
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-(CONTINUED)

Pharmacia & Upjohn, Inc.            2,042,700    $  114,391,200
---------------------------------------------------------------
Schering-Plough Corp.               1,200,000        57,975,000
---------------------------------------------------------------
                                                    350,574,013
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-6.17%

Bausch & Lomb, Inc.                   933,100        69,982,500
---------------------------------------------------------------
Baxter International, Inc.            925,000        58,275,000
---------------------------------------------------------------
Becton, Dickinson & Co.             3,525,000       131,085,938
---------------------------------------------------------------
Boston Scientific Corp.(a)          1,075,500        45,775,969
---------------------------------------------------------------
Guidant Corp.                       1,924,100       103,300,119
---------------------------------------------------------------
Medtronic, Inc.                     2,000,000       143,875,000
---------------------------------------------------------------
                                                    552,294,526
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.75%

American International Group,
  Inc.                              1,334,625       156,735,023
---------------------------------------------------------------

LODGING-HOTELS-0.88%

Carnival Corp.                      1,902,800        78,490,500
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-3.31%

Tyco International Ltd.             2,442,830       198,479,938
---------------------------------------------------------------
United Technologies Corp.             675,000        97,790,625
---------------------------------------------------------------
                                                    296,270,563
---------------------------------------------------------------

NATURAL GAS-0.50%

Enron Corp.                           600,000        45,150,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-2.89%

Home Depot, Inc. (The)              1,900,000       113,881,250
---------------------------------------------------------------
Lowe's Companies, Inc.              2,750,000       145,062,500
---------------------------------------------------------------
                                                    258,943,750
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.32%

Best Buy Co., Inc.(a)               1,340,000        63,985,000
---------------------------------------------------------------
Tandy Corp.                           750,000        54,328,125
---------------------------------------------------------------
                                                    118,313,125
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.60%

Dollar Tree Stores, Inc.(a)         1,465,000        53,472,500
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.50%

Kroger Co.(a)                       1,727,500        93,824,844
---------------------------------------------------------------
Safeway, Inc.(a)                      750,000        40,453,125
---------------------------------------------------------------
                                                    134,277,969
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-1.63%

Dayton Hudson Corp.                 1,000,000        67,312,500
---------------------------------------------------------------
Fred Meyer, Inc.(a)                   272,500        14,749,063
---------------------------------------------------------------
Wal-Mart Stores, Inc.               1,396,800        64,252,800
---------------------------------------------------------------
                                                    146,314,363
---------------------------------------------------------------

RETAIL (SPECIALTY)-3.83%

Amazon.com, Inc.(a)                   498,600        85,790,363
---------------------------------------------------------------
Office Depot, Inc.(a)               6,370,050    $  140,141,100
---------------------------------------------------------------
Staples, Inc.(a)                    2,965,400        88,962,000
---------------------------------------------------------------
Tiffany & Co.                         329,500        27,678,000
---------------------------------------------------------------
                                                    342,571,463
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.88%

Abercrombie & Fitch Co.-Class
  A(a)                                701,700        66,749,212
---------------------------------------------------------------
Gap, Inc. (The)                       446,050        29,690,203
---------------------------------------------------------------
Intimate Brands, Inc.               1,436,400        71,820,000
---------------------------------------------------------------
                                                    168,259,415
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.36%

Outdoor Systems, Inc.(a)            4,821,525       121,442,161
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-2.70%

Affiliated Computer Services,
  Inc.(a)                             896,100        34,275,825
---------------------------------------------------------------
Ceridian Corp.(a)                   1,290,000        47,246,250
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                           1,455,800        56,230,275
---------------------------------------------------------------
First Data Corp.                    1,500,000        63,656,250
---------------------------------------------------------------
Fiserv, Inc.(a)                       690,600        40,443,263
---------------------------------------------------------------
                                                    241,851,863
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-4.45%

MCI WorldCom, Inc.(a)               4,849,800       398,592,937
---------------------------------------------------------------
    Total Domestic Common
      Stocks (Cost
      $5,571,719,342)                             8,134,691,584
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-5.11%

CANADA-1.30%

Northern Telecom Ltd.-ADR
  (Communications Equipment)        1,700,000       115,918,750
---------------------------------------------------------------

FINLAND-1.44%

Nokia Oyj (Communications
  Equipment)                          324,800        25,034,064
---------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)        1,400,000       103,862,500
---------------------------------------------------------------
                                                    128,896,564
---------------------------------------------------------------

IRELAND-0.60%

Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic &
  Other)(a)                         1,043,300        53,729,950
---------------------------------------------------------------

NETHERLANDS-1.77%

Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                          769,000        65,653,375
---------------------------------------------------------------
Philips Electronics N.V.
  (Household Furniture &
  Appliances)                       1,081,000        93,083,639
---------------------------------------------------------------
                                                    158,737,014
---------------------------------------------------------------
    Total Foreign Stocks &
      Other Equity Interests
      (Cost $400,758,187)                           457,282,278
---------------------------------------------------------------

                                  PRINCIPAL          MARKET
                                    AMOUNT           VALUE
REPURCHASE AGREEMENT-3.88%(B)

Goldman, Sachs & Co., 4.94%,
  05/03/99 (Cost
  $347,244,869)(c)               $347,244,869    $  347,244,869
---------------------------------------------------------------
TOTAL INVESTMENTS-99.82%                          8,939,218,731
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.18%                                  16,464,806
---------------------------------------------------------------
TOTAL NET ASSETS-100.00%                         $8,955,683,537
===============================================================

Abbreviation:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(c) Joint repurchase agreement entered into 04/30/99 with a maturing value of $400,164,667. Collateralized by $407,564,858 U.S. Government obligations, 5.00% to 8.00% due 07/01/03 to 05/01/29 with an aggregate market value at 04/30/99 of $408,000,001.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1999
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $6,319,722,398)                         $8,939,218,731
--------------------------------------------------------
Receivables for:
  Investments sold                           180,240,937
--------------------------------------------------------
  Capital stock sold                          15,917,032
--------------------------------------------------------
  Dividends and interest                       4,648,237
--------------------------------------------------------
Investment for deferred compensation
  plan                                           115,648
--------------------------------------------------------
Other assets                                     198,706
--------------------------------------------------------
    Total assets                           9,140,339,291
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                      162,360,014
--------------------------------------------------------
  Capital stock reacquired                    12,268,301
--------------------------------------------------------
  Deferred compensation                          115,648
--------------------------------------------------------
Accrued advisory fees                          4,327,628
--------------------------------------------------------
Accrued administrative services fees              19,288
--------------------------------------------------------
Accrued directors' fees                           13,350
--------------------------------------------------------
Accrued distribution fees                      3,727,923
--------------------------------------------------------
Accrued transfer agent fees                      800,535
--------------------------------------------------------
Accrued operating expenses                     1,023,067
--------------------------------------------------------
    Total liabilities                        184,655,754
--------------------------------------------------------
Net assets applicable to shares
  outstanding                             $8,955,683,537
--------------------------------------------------------

NET ASSETS:

Class A                                   $7,717,881,519
========================================================
Class B                                   $1,072,717,717
========================================================
Class C                                   $   61,899,473
========================================================
Institutional Class                       $  103,184,828
========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                291,850,405
========================================================
Class B:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                 41,915,873
========================================================
Class C:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                  2,417,284
========================================================
Institutional Class:
  Authorized                                 200,000,000
--------------------------------------------------------
  Outstanding                                  3,821,833
========================================================
Class A:
  Net asset value and redemption price
    per share                             $        26.44
--------------------------------------------------------
  Offering price per share:
      (Net asset value of $26.44
        divided by 94.50%)                $        27.98
========================================================
Class B:
  Net asset value and offering price per
    share                                 $        25.59
========================================================
Class C:
  Net asset value and offering price per
    share                                 $        25.61
========================================================
Institutional Class:
  Net asset value, offering and
    redemption price per share            $        27.00
========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1999
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of $538,610 foreign
  withholding tax)                          $   19,684,424
----------------------------------------------------------
Interest                                        10,253,425
----------------------------------------------------------
    Total investment income                     29,937,849
----------------------------------------------------------

EXPENSES:

Advisory fees                                   25,796,512
----------------------------------------------------------
Administrative services fees                       109,744
----------------------------------------------------------
Custodian fees                                     290,748
----------------------------------------------------------
Directors' fees                                     33,673
----------------------------------------------------------
Distribution fees-Class A                       10,721,830
----------------------------------------------------------
Distribution fees-Class B                        4,489,959
----------------------------------------------------------
Distribution fees-Class C                          185,840
----------------------------------------------------------
Transfer agent fees-Class A                      4,027,404
----------------------------------------------------------
Transfer agent fees-Class B                        894,615
----------------------------------------------------------
Transfer agent fees-Class C                         46,974
----------------------------------------------------------
Transfer agent fees-Institutional Class              4,664
----------------------------------------------------------
Other                                            1,278,205
----------------------------------------------------------
    Total expenses                              47,880,168
----------------------------------------------------------
Less: Fees waived by advisor                    (1,949,330)
----------------------------------------------------------
    Expenses paid indirectly                       (74,354)
----------------------------------------------------------
    Net expenses                                45,856,484
----------------------------------------------------------
Net investment income (loss)                   (15,918,635)
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTION
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                      1,160,662,484
----------------------------------------------------------
  Foreign currencies                            (4,495,922)
----------------------------------------------------------
  Futures contracts                             10,089,965
----------------------------------------------------------
  Option contracts purchased                    (3,914,290)
----------------------------------------------------------
  Option contracts written                     (29,103,796)
----------------------------------------------------------
                                             1,133,238,441
----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        911,257,020
----------------------------------------------------------
  Foreign currencies                               (12,453)
----------------------------------------------------------
  Futures contracts                             (6,756,866)
----------------------------------------------------------
  Option contracts purchased                    (3,182,585)
----------------------------------------------------------
  Option contracts written                      (7,126,569)
----------------------------------------------------------
                                               894,178,547
----------------------------------------------------------
  Net gain from investment securities,
    foreign currencies, futures and option
    contracts                                2,027,416,988
----------------------------------------------------------
Net increase in net assets resulting from
  operations                                $2,011,498,353
==========================================================

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1999 and the year ended October 31, 1998 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   1999              1998
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $  (15,918,635)   $       89,216
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                   1,133,238,441       514,276,104
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             894,178,547       255,708,695
----------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations    2,011,498,353       770,074,015
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                         (3,891,948)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                               (345,675)               --
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (405,150,816)     (864,947,763)
----------------------------------------------------------------------------------------------
  Class B                                                        (49,729,963)      (76,736,323)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,700,579)         (626,936)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (4,840,109)       (9,231,714)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        260,991,725       442,079,076
----------------------------------------------------------------------------------------------
  Class B                                                        206,395,649       240,674,117
----------------------------------------------------------------------------------------------
  Class C                                                         33,103,395        21,194,188
----------------------------------------------------------------------------------------------
  Institutional Class                                             13,434,732        12,302,794
----------------------------------------------------------------------------------------------
       Net increase in net assets                              2,059,764,764       534,781,454
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          6,895,918,773     6,361,137,319
----------------------------------------------------------------------------------------------
  End of period                                               $8,955,683,537    $6,895,918,773
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $5,196,302,992    $4,682,377,491
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                     (16,121,519)        4,034,739
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                  1,156,055,229       484,238,255
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   2,619,446,835     1,725,268,288
----------------------------------------------------------------------------------------------
                                                              $8,955,683,537    $6,895,918,773
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put Options--The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
H. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). The terms of the master investment advisory agreement provide that the Fund shall pay an advisory fee to AIM at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM is currently contractually waiving a portion of its advisory fees payable by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion. The waiver of fees is contractual and may not be terminated without approval by the Board of Directors of the Company. During the six months ended April 30, 1999, AIM waived fees of $1,949,330. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $109,744 for such services.
    The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 1999, AFS was paid $2,719,811 for such services.
    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors $10,721,830, $4,489,959, and $185,840, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $1,081,813 from sales of the Class A shares of the Fund during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1999, AIM Distributors received commissions of $118,545 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS and FMC.
    During the six months ended April 30, 1999, the Fund paid legal fees of $7,269 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES
During the six months ended April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $53,442 and $20,912, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $74,354 during the six months ended April 30, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended April 30, 1999 was $5,976,000,039 and $5,810,462,211, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of April 30, 1999 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $2,631,418,154
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (32,728,604)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $2,598,689,550
==========================================================

Cost of investments for tax purposes is $6,340,529,181.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 1999 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of period                                             79,608     $ 44,508,416
------------------------------------------------------        --------     ------------
Written                                                         16,655       15,409,447
------------------------------------------------------        --------     ------------
Closed                                                         (42,149)     (32,128,190)
------------------------------------------------------        --------     ------------
Exercised                                                       (7,902)      (3,522,927)
------------------------------------------------------        --------     ------------
Expired                                                        (46,212)     (24,266,746)
------------------------------------------------------        --------     ------------
End of period                                                        0     $          0
======================================================        ========     ============

NOTE 8-PUT OPTIONS PURCHASED

Transactions in put options purchased during the six months ended April 30, 1999 are summarized as follows:

                                                                PUT OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS        PAID
                                                              ---------    ------------
Beginning of period                                              9,625     $  3,914,290
------------------------------------------------------        --------     ------------
Expired                                                         (9,625)      (3,914,290)
------------------------------------------------------        --------     ------------
End of period                                                        0     $          0
======================================================        ========     ============

NOTE 9-CAPITAL STOCK

Changes in the capital stock outstanding during six months ended April 30, 1999 and the year ended October 31, 1998 were as follows:

                                                                     APRIL 30, 1999                  OCTOBER 31, 1998
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
                                                              -----------    -------------    -----------    ---------------
Sold:
  Class A                                                      26,149,014    $ 655,880,167     62,788,326    $ 1,368,867,407
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       9,565,647      236,334,175     12,056,594        257,385,548
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,596,692       39,831,471      1,204,025         25,772,311
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             524,593       13,566,195        593,328         13,533,791
----------------------------------------------------------------------------------------------------------------------------
Issued as a reinvestment of dividends:
  Class A                                                      16,540,579      383,079,336     41,795,514        813,441,370
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,102,818       47,272,428      3,831,332         73,061,374
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                          71,202        1,602,038         31,251            600,022
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             217,868        5,146,039        456,144          9,035,386
----------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (31,482,870)    (777,967,778)   (79,734,776)    (1,740,229,701)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,168,749)     (77,210,954)    (4,228,997)       (89,772,805)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (343,916)      (8,330,114)      (246,074)        (5,178,145)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (206,548)      (5,277,502)      (458,838)       (10,266,383)
----------------------------------------------------------------------------------------------------------------------------
                                                               21,566,330    $ 513,925,501     38,087,829    $   716,250,175
============================================================================================================================

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the six months ended April 30, 1999, and each of the years in the five-year period ended October 31, 1998, for a share of Class B capital stock outstanding during the six months ended April 30, 1999, each of the years in the three-year period ended October 31, 1998 and the period June 26, 1995 (date sales commenced) through October 31, 1995, and for a share of Class C capital stock outstanding during the six months ended April 30, 1999, the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                                                          OCTOBER 31,
                                                 APRIL 30,     ------------------------------------------------------------------
                                                    1999          1998          1997          1996          1995          1994
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period             $    21.72    $    22.72    $    20.19    $    20.33    $    17.82    $    17.62
-----------------------------------------------  ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
  Net investment income (loss)                        (0.04)         0.02          0.01          0.06            --          0.07
-----------------------------------------------  ----------    ----------    ----------    ----------    ----------    ----------
  Net gains on securities (both realized and
    unrealized)                                        6.23          2.38          4.82          2.51          4.36          0.57
-----------------------------------------------  ----------    ----------    ----------    ----------    ----------    ----------
    Total from investment operations                   6.19          2.40          4.83          2.57          4.36          0.64
-----------------------------------------------  ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
  Dividends from net investment income                (0.01)           --         (0.06)           --         (0.07)        (0.11)
-----------------------------------------------  ----------    ----------    ----------    ----------    ----------    ----------
  Distributions from net realized gains               (1.46)        (3.40)        (2.24)        (2.71)        (1.78)        (0.33)
-----------------------------------------------  ----------    ----------    ----------    ----------    ----------    ----------
    Total distributions                               (1.47)        (3.40)        (2.30)        (2.71)        (1.85)        (0.44)
-----------------------------------------------  ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                   $    26.44    $    21.72    $    22.72    $    20.19    $    20.33    $    17.82
===============================================  ==========    ==========    ==========    ==========    ==========    ==========
Total return(a)                                       29.47%        12.34%        26.83%        14.81%        28.20%         3.76%
===============================================  ==========    ==========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $7,717,882    $6,094,178    $5,810,582    $4,977,493    $4,564,730    $3,965,858
===============================================  ==========    ==========    ==========    ==========    ==========    ==========
Ratio of expenses to average net assets(b)             1.04%(c)      1.04%         1.07%         1.12%         1.17%         1.21%
===============================================  ==========    ==========    ==========    ==========    ==========    ==========
Ratio of net investment income (loss) to
  average net assets(d)                               (0.31)%(c)     0.07%         0.07%         0.33%        (0.02)%        0.45%
===============================================  ==========    ==========    ==========    ==========    ==========    ==========
Portfolio turnover rate                                  75%          125%          128%          159%          139%          136%
===============================================  ==========    ==========    ==========    ==========    ==========    ==========

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.09% (annualized), 1.09%, 1.11%, 1.15%, 1.19% and 1.24% for 1999-1994.
(c) Ratios are annualized and based on average net assets of $7,207,123,369.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.36)% (annualized), 0.02%, 0.03%, 0.30%, (0.04)% and
    0.42% for 1999-1994.
(e) Averages computed on a daily basis.

                                                        CLASS B                                             CLASS C
                             ------------------------------------------------------------   -----------------------------------
                                                             OCTOBER 31,                                      OCTOBER 31,
                             APRIL 30,     ----------------------------------------------   APRIL 30,    ----------------------
                                1999         1998        1997        1996        1995         1999          1998         1997
                             ----------    --------    --------    --------    ----------   ---------    -----------    -------
Net asset value, beginning
  of period                  $    21.12    $  22.34    $  19.98    $  20.28     $ 18.56      $ 21.14       $ 22.34      $ 22.83
---------------------------  ----------    --------    --------    --------     -------      -------       -------      -------
Income from investment
  operations:
  Net investment income
    (loss)                        (0.13)      (0.15)(a)   (0.15)(a)   (0.05)(a)   (0.03)       (0.13)(a)     (0.15)(a)    (0.04)(a)
---------------------------  ----------    --------    --------    --------     -------      -------       -------      -------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                    6.06        2.33        4.75        2.46        1.75         6.06          2.35        (0.45)
---------------------------  ----------    --------    --------    --------     -------      -------       -------      -------
    Total from investment
      operations                   5.93        2.18        4.60        2.41        1.72         5.93          2.20        (0.49)
---------------------------  ----------    --------    --------    --------     -------      -------       -------      -------
Distributions from net
  realized gains                  (1.46)      (3.40)      (2.24)      (2.71)         --        (1.46)        (3.40)          --
---------------------------  ----------    --------    --------    --------     -------      -------       -------      -------
Net asset value, end of
  period                     $    25.59    $  21.12    $  22.34    $  19.98     $ 20.28      $ 25.61       $ 21.14      $ 22.34
===========================  ==========    ========    ========    ========     =======      =======       =======      =======
Total return(b)                   29.02%      11.45%      25.78%      13.95%       9.27%       28.99%        11.54%       (2.15)%
===========================  ==========    ========    ========    ========     =======      =======       =======      =======
Ratios/supplemental data:
Net assets, end of period
  (000's omitted)            $1,072,718    $705,750    $486,105    $267,459     $42,238      $61,899       $23,107      $ 2,326
===========================  ==========    ========    ========    ========     =======      =======       =======      =======
Ratio of expenses to
  average net assets(c)            1.82%(d)     1.83%      1.87%       1.95%       1.91%(e)     1.82%(d)      1.83%        1.84%(e)
===========================  ==========    ========    ========    ========     =======      =======       =======      =======
Ratio of net investment
  income (loss) to average
  net assets(f)                   (1.09)%(d)  (0.72)%     (0.73)%     (0.50)%     (0.76)%(e)   (1.09)%(d)    (0.72)%      (0.70)%(e)
===========================  ==========    ========    ========    ========     =======      =======       =======      =======
Portfolio turnover rate              75%        125%        128%        159%        139%          75%          125%         128%
===========================  ==========    ========    ========    ========     =======      =======       =======      =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.87% (annualized), 1.87%, 1.91%, 1.98% and 1.94% (annualized) for 1999-1995 for Class B and 1.87% (annualized), 1.87%, 1.88% (annualized) for 1999-1997 for Class C.
(d) Ratios are annualized and based on average net assets of $905,433,736 and $37,476,108 for Class B and Class C, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (1.14)% (annualized),(0.76)%, (0.77)%, (0.53)% and
    (0.79)% (annualized) for 1999-1995 for Class B and (1.14)% (annualized), (0.76)%, (0.74)% (annualized) for 1999-1997 for Class C.
(g) Averages computed on a daily basis.

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Equity Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM Aggressive Growth Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                    /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-90.80%

AEROSPACE/DEFENSE-0.63%

AAR Corp.                              500,000   $   11,562,500
---------------------------------------------------------------
Aviation Sales Co.(a)                  150,000        4,987,500
---------------------------------------------------------------
                                                     16,550,000
---------------------------------------------------------------

AIR FREIGHT-0.19%

Expeditors International of
  Washington, Inc.                     150,000        5,081,250
---------------------------------------------------------------

AIRLINES-0.88%

Alaska Air Group, Inc.(a)              100,000        3,593,750
---------------------------------------------------------------
ASA Holdings, Inc.                     115,000        4,125,625
---------------------------------------------------------------
Atlantic Coast Airlines Holdings(a)    400,000        9,600,000
---------------------------------------------------------------
Ryanair Holdings plc-ADR(a)(Ireland)   200,000        5,875,000
---------------------------------------------------------------
                                                     23,194,375
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-1.01%

Danaher Corp.                          200,000        7,987,500
---------------------------------------------------------------
Gentex Corp.(a)                        500,000        7,343,750
---------------------------------------------------------------
Keystone Automotive Industries,
  Inc.(a)                              250,000        4,671,875
---------------------------------------------------------------
Tower Automotive, Inc.(a)              300,000        6,675,000
---------------------------------------------------------------
                                                     26,678,125
---------------------------------------------------------------

BANKS (REGIONAL)-2.80%

Bank United Corp.-Class A              200,000        7,968,750
---------------------------------------------------------------
Centennial Bancorp(a)                  131,700        2,164,814
---------------------------------------------------------------
Centura Banks, Inc.                    100,000        6,900,000
---------------------------------------------------------------
Community First Bankshares, Inc.       500,000        9,937,500
---------------------------------------------------------------
First Republic Bank(a)                 300,000        7,425,000
---------------------------------------------------------------
First Washington Bancorp, Inc.         165,000        3,630,000
---------------------------------------------------------------
Provident Bankshares Corp.             210,000        5,355,000
---------------------------------------------------------------
Silicon Valley Bancshares(a)            75,000        1,537,500
---------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)   500,000        7,656,250
---------------------------------------------------------------
Sterling Bancshares, Inc.              225,000        3,206,250
---------------------------------------------------------------
Trustmark Corp.                         72,700        1,394,931
---------------------------------------------------------------
Westamerica Bancorp.                   225,000        7,481,250
---------------------------------------------------------------
Zions Bancorp.                         175,000        9,285,938
---------------------------------------------------------------
                                                     73,943,183
---------------------------------------------------------------

BIOTECHNOLOGY-1.13%

Curative Health Services, Inc.(a)      300,000        8,175,000
---------------------------------------------------------------
ICON plc-ADR(a) (United Kingdom)        50,000        1,400,000
---------------------------------------------------------------
IDEXX Laboratories, Inc.(a)            500,000       11,406,250
---------------------------------------------------------------
PathoGenesis Corp.(a)                  100,000        4,000,000
---------------------------------------------------------------
Pharmaceutical Product Development,
  Inc.(a)                              175,000        4,725,000
---------------------------------------------------------------
                                                     29,706,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
BROADCASTING (TELEVISION, RADIO & CABLE)-1.28%

Chancellor Media Corp.(a)              200,000   $    7,675,000
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)           633,400       26,048,575
---------------------------------------------------------------
                                                     33,723,575
---------------------------------------------------------------

BUILDING MATERIALS-0.31%

Group Maintenance America Corp.(a)     110,400        1,428,300
---------------------------------------------------------------
NCI Building Systems, Inc.(a)          200,000        4,325,000
---------------------------------------------------------------
Pameco Corp.(a)                        178,300        2,496,200
---------------------------------------------------------------
                                                      8,249,500
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.25%

OM Group, Inc.                         200,000        6,525,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.78%

Brightpoint, Inc.(a)                 1,500,000       18,375,000
---------------------------------------------------------------
Comverse Technology, Inc.(a)           400,000       18,400,000
---------------------------------------------------------------
Dycom Industries, Inc.(a)              200,000        7,012,500
---------------------------------------------------------------
VideoServer, Inc.(a)                   250,000        3,109,375
---------------------------------------------------------------
                                                     46,896,875
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.37%

Brooktrout Technology, Inc.(a)         250,000        3,671,875
---------------------------------------------------------------
IDX Systems Corp.(a)                   189,000        8,008,875
---------------------------------------------------------------
Micron Electronics, Inc.(a)            538,500       11,274,844
---------------------------------------------------------------
National Instruments Corp.(a)          275,000        7,528,125
---------------------------------------------------------------
Visual Networks, Inc.(a)               200,000        5,700,000
---------------------------------------------------------------
                                                     36,183,719
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.71%

Broadcom Corp.(a)                      150,000       12,440,625
---------------------------------------------------------------
International Network Services(a)      150,000        6,375,000
---------------------------------------------------------------
                                                     18,815,625
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.63%

Cybex Computer Products Corp.(a)        45,700        1,450,975
---------------------------------------------------------------
Jabil Circuit, Inc.(a)                 125,000        5,789,063
---------------------------------------------------------------
Network Appliance, Inc.(a)             300,000       16,425,000
---------------------------------------------------------------
QLogic Corp.(a)                         50,000        4,618,750
---------------------------------------------------------------
SMART Modular Technologies, Inc.(a)    325,000        6,825,000
---------------------------------------------------------------
Xircom, Inc.(a)                        264,400        7,799,800
---------------------------------------------------------------
                                                     42,908,588
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-12.26%

American Management Systems, Inc.(a)    32,500          997,344
---------------------------------------------------------------
Aspect Development, Inc.(a)            187,700        5,930,147
---------------------------------------------------------------
Avant! Corp.(a)                        300,000        5,118,750
---------------------------------------------------------------
AVT Corp.(a)                           375,000        8,203,125
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

AXENT Technologies, Inc.(a)            350,000   $    8,793,750
---------------------------------------------------------------
BroadVision, Inc.(a)                   150,000        2,250,000
---------------------------------------------------------------
Business Objects S.A.-ADR(a)(France)   250,000        4,203,125
---------------------------------------------------------------
Check Point Software
  Technologies Ltd.(a) (Israel)        225,000        5,118,750
---------------------------------------------------------------
Citrix Systems, Inc.(a)                250,000       17,718,750
---------------------------------------------------------------
Computer Management Sciences, Inc.(a)  400,000        7,400,000
---------------------------------------------------------------
Concord Communications, Inc.(a)         75,000        2,784,375
---------------------------------------------------------------
Concord EFS, Inc.(a)                   700,000       19,950,000
---------------------------------------------------------------
Documentum, Inc.(a)                    155,300        5,280,200
---------------------------------------------------------------
Eclipsys Corp.(a)                      142,200        3,208,388
---------------------------------------------------------------
Electronics for Imaging, Inc.(a)       300,000        7,218,750
---------------------------------------------------------------
Engineering Animation, Inc.(a)         325,000       14,239,063
---------------------------------------------------------------
Gemstar International Group Ltd.(a)    150,000        8,193,750
---------------------------------------------------------------
HNC Software, Inc.(a)                  225,000        7,565,625
---------------------------------------------------------------
Hyperion Solutions Corp.(a)            427,500       12,825,000
---------------------------------------------------------------
ISS Group, Inc.(a)                      23,000          633,938
---------------------------------------------------------------
Jack Henry & Associates                125,000        5,703,125
---------------------------------------------------------------
Learning Company, Inc. (The)(a)        250,000        6,453,125
---------------------------------------------------------------
Legato Systems, Inc.(a)                200,000        7,825,000
---------------------------------------------------------------
Lycos, Inc.(a)                         400,000       16,250,000
---------------------------------------------------------------
Macromedia(a)                          225,000        4,500,000
---------------------------------------------------------------
Medical Manager Corp.(a)               500,000       12,437,500
---------------------------------------------------------------
Mercury Interactive Corp.(a)           150,000        6,225,000
---------------------------------------------------------------
Mobius Management Systems, Inc.(a)     250,000        2,906,250
---------------------------------------------------------------
PC Connection, Inc.(a)                 280,300        4,274,575
---------------------------------------------------------------
Platinum Technology, Inc.(a)           200,000        3,287,500
---------------------------------------------------------------
QRS Corp.(a)                           101,700        3,864,600
---------------------------------------------------------------
QuadraMed Corp.(a)                     325,000        6,662,500
---------------------------------------------------------------
Rational Software Corp.(a)             625,000       13,984,375
---------------------------------------------------------------
RWD Technologies, Inc.(a)               67,800        1,279,725
---------------------------------------------------------------
Sapient Corp.(a)                        76,000        3,424,750
---------------------------------------------------------------
ScanSource, Inc.(a)                    200,000        3,875,000
---------------------------------------------------------------
Secure Computing Corp.(a)              350,000        4,243,750
---------------------------------------------------------------
Siebel Systems, Inc.(a)                 50,000        1,021,875
---------------------------------------------------------------
Sterling Software, Inc.(a)             200,000        5,237,500
---------------------------------------------------------------
Technisource, Inc.(a)                  100,000          875,000
---------------------------------------------------------------
Transaction Systems Architects, Inc.
  -Class A(a)                          200,000        7,218,750
---------------------------------------------------------------
USWeb Corp.(a)                         300,000        4,312,500
---------------------------------------------------------------
Verio, Inc.(a)                         100,200        1,390,275
---------------------------------------------------------------
Veritas Software Corp.(a)              500,000       25,062,500
---------------------------------------------------------------
Visio Corp.(a)                         325,000        8,653,125
---------------------------------------------------------------
Whittman-Hart, Inc.(a)                 200,000        3,975,000
---------------------------------------------------------------
Wind River Systems(a)                  250,000       10,953,125
---------------------------------------------------------------
                                                    323,529,255
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.70%

Action Performance Companies, Inc.(a)  250,000   $    7,468,750
---------------------------------------------------------------
Blyth Industries, Inc.(a)              400,000       11,050,000
---------------------------------------------------------------
                                                     18,518,750
---------------------------------------------------------------

CONSUMER FINANCE-0.30%

AmeriCredit Corp.(a)                   600,000        8,025,000
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.47%

Patterson Dental Co.(a)                300,000       12,375,000
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.32%

AFC Cable Systems, Inc.(a)             150,000        3,693,750
---------------------------------------------------------------
Hadco Corp.(a)                         150,000        4,725,000
---------------------------------------------------------------
Oak Industries, Inc.(a)                200,000        5,412,500
---------------------------------------------------------------
Sanmina Corp.(a)                       300,000       12,300,000
---------------------------------------------------------------
Symbol Technologies, Inc.              450,000       20,137,500
---------------------------------------------------------------
Uniphase Corp.(a)                      200,000        9,900,000
---------------------------------------------------------------
Watsco, Inc.                           300,000        5,081,250
---------------------------------------------------------------
                                                     61,250,000
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.17%

Anicom, Inc.(a)                        500,000        4,468,750
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.25%

Aeroflex, Inc.(a)                      575,000        6,468,750
---------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-0.63%

Sawtek, Inc.(a)                         88,200        1,780,574
---------------------------------------------------------------
Waters Corp.(a)                        200,000       14,700,000
---------------------------------------------------------------
                                                     16,480,574
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-5.62%

Apex PC Solutions, Inc.(a)             150,000        3,918,750
---------------------------------------------------------------
Applied Micro Circuits Corp.(a)        300,000        7,200,000
---------------------------------------------------------------
Artisan Components, Inc.(a)            555,000        4,058,438
---------------------------------------------------------------
Dallas Semiconductor Corp.             175,000        6,475,000
---------------------------------------------------------------
Flextronics International Ltd.(a)      500,000       25,968,750
---------------------------------------------------------------
Level One Communications, Inc.(a)      500,000       13,156,250
---------------------------------------------------------------
Micrel, Inc.(a)                        100,000        3,287,500
---------------------------------------------------------------
Microchip Technology, Inc.(a)          600,000       16,237,500
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                    200,000        8,975,000
---------------------------------------------------------------
Semtech Corp.(a)                       300,000        7,143,750
---------------------------------------------------------------
Sipex Corp.(a)(b)                      800,000       22,200,000
---------------------------------------------------------------
TranSwitch Corp.(a)                    400,000        9,750,000
---------------------------------------------------------------
Unitrode Corp.(a)                      300,000        3,768,750
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)         500,000       16,125,000
---------------------------------------------------------------
                                                    148,264,688
---------------------------------------------------------------

ENTERTAINMENT-0.70%

Cinar Films Inc.-Class B(a)(Canada)    121,000        2,556,125
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ENTERTAINMENT-(CONTINUED)

SFX Entertainment, Inc.-Class A(a)     500,000   $   15,812,500
---------------------------------------------------------------
                                                     18,368,625
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.06%

Insignia/ESG Holdings, Inc.(a)         266,666        3,399,992
---------------------------------------------------------------
NCO Group, Inc.(a)                     250,000        7,875,000
---------------------------------------------------------------
SEI Investments Co.                    200,000       16,575,000
---------------------------------------------------------------
                                                     27,849,992
---------------------------------------------------------------

FOODS-1.27%

American Italian Pasta Co.-Class A(a)  100,000        2,300,000
---------------------------------------------------------------
Earthgrains Co. (The)                  250,000        7,500,000
---------------------------------------------------------------
Fresh Del Monte Produce, Inc.(a)       150,000        2,681,250
---------------------------------------------------------------
Hain Food Group, Inc. (The)(a)         300,000        6,037,500
---------------------------------------------------------------
International Home Foods, Inc.(a)      200,000        3,550,000
---------------------------------------------------------------
Michael Foods, Inc.                     50,000        1,200,000
---------------------------------------------------------------
Pilgrim's Pride Corp.-Class B           75,500        1,741,219
---------------------------------------------------------------
United Natural Foods, Inc.(a)          300,000        8,362,500
---------------------------------------------------------------
                                                     33,372,469
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.80%

Alpharma, Inc.-Class A                 495,834       13,728,404
---------------------------------------------------------------
Biovail Corporation International(a)
  (Canada)                             100,000        3,118,750
---------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)          400,000        4,825,000
---------------------------------------------------------------
Medicis Pharmaceutical-Class A(a)      405,000       20,300,625
---------------------------------------------------------------
Parexel International Corp.(a)         250,000        5,515,625
---------------------------------------------------------------
                                                     47,488,404
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-1.62%

Health Management Associates, Inc.
  -Class A(a)                          750,000       13,359,375
---------------------------------------------------------------
New American Healthcare Corp.(a)       450,000        4,781,250
---------------------------------------------------------------
Province Healthcare Co.(a)             299,200        7,816,600
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                      325,000       16,676,563
---------------------------------------------------------------
                                                     42,633,788
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.66%

Assisted Living Concepts, Inc.(a)      700,000        9,450,000
---------------------------------------------------------------
HEALTHSOUTH Corp.(a)                   300,000        3,637,500
---------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)       100,000        4,306,250
---------------------------------------------------------------
                                                     17,393,750
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.46%

Express Scripts, Inc.-Class A(a)       125,000       12,210,938
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-3.62%

ADAC Laboratories(a)                   350,000       10,368,750
---------------------------------------------------------------
Arterial Vascular Engineering,
  Inc.(a)                              200,000        6,150,000
---------------------------------------------------------------
Haemonetics Corp.(a)                    83,200        1,793,976
---------------------------------------------------------------
Henry Schein, Inc.(a)                  600,000       23,212,500
---------------------------------------------------------------
MiniMed, Inc.(a)                       150,000        8,325,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-(CONTINUED)

Osteotech, Inc.(a)                     171,500   $    4,319,656
---------------------------------------------------------------
ResMed, Inc.(a)                        100,000        5,100,000
---------------------------------------------------------------
Safeskin Corp.(a)                       50,000        1,106,250
---------------------------------------------------------------
Serologicals Corp.(a)                   29,200          660,650
---------------------------------------------------------------
Sybron International Corp.(a)          800,000       19,800,000
---------------------------------------------------------------
VISX, Inc.(a)                          200,000       10,025,000
---------------------------------------------------------------
Xomed Surgical Products, Inc.(a)       100,000        4,493,750
---------------------------------------------------------------
                                                     95,355,532
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-4.34%

Advance Paradigm, Inc.(a)              225,000        7,425,000
---------------------------------------------------------------
BioReliance Corp.(a)                   200,000        1,600,000
---------------------------------------------------------------
Boron, LePore & Associates, Inc.(a)    300,000        8,100,000
---------------------------------------------------------------
Covance, Inc.(a)                       200,000        5,575,000
---------------------------------------------------------------
First Consulting Group, Inc.(a)        150,000        2,465,625
---------------------------------------------------------------
Hooper Holmes, Inc.                    300,000        7,143,750
---------------------------------------------------------------
Lincare Holdings, Inc.(a)              150,000        5,990,625
---------------------------------------------------------------
NCS HealthCare, Inc.-Class A(a)        500,000        8,812,500
---------------------------------------------------------------
Ocular Sciences, Inc.(a)               300,000        7,537,500
---------------------------------------------------------------
Omnicare, Inc.                         500,000       17,281,250
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                              625,000       11,835,938
---------------------------------------------------------------
Res-Care, Inc.(a)                      150,000        3,318,750
---------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                             300,000       11,100,000
---------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)     300,000        7,350,000
---------------------------------------------------------------
Veterinary Centers of America,
  Inc.(a)                              500,000        8,875,000
---------------------------------------------------------------
                                                    114,410,938
---------------------------------------------------------------

HOMEBUILDING-0.37%

American Homestar Corp.(a)             600,000        9,825,000
---------------------------------------------------------------

HOUSEHOLD FURNISHINGS & APPLIANCES-0.20%

International Comfort Products Corp.
  (Canada)(a)                          300,000        2,718,750
---------------------------------------------------------------
Service Experts, Inc.(a)                86,200        2,602,163
---------------------------------------------------------------
                                                      5,320,913
---------------------------------------------------------------

HOUSEWARES-0.56%

Helen of Troy Ltd.(a)                1,000,000       14,875,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.19%

Penn Treaty American Corp.(a)          244,200        5,143,465
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.12%

Century Business Services, Inc.(a)     225,000        3,135,938
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.66%

CMAC Investment Corp.                  300,000       12,562,500
---------------------------------------------------------------
Fidelity National Financial, Inc.      100,000        3,075,000
---------------------------------------------------------------
HCC Insurance Holdings, Inc.           100,000        1,793,750
---------------------------------------------------------------
                                                     17,431,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
INVESTMENT MANAGEMENT-0.39%

Eaton Vance Corp.                      316,100   $    7,072,738
---------------------------------------------------------------
Knight/Trimark Group, Inc.-Class A(a)  400,000        3,250,000
---------------------------------------------------------------
                                                     10,322,738
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.20%

International Speedway Corp.-Class A   103,100        3,183,213
---------------------------------------------------------------
Speedway Motorsports, Inc.(a)          100,000        2,100,000
---------------------------------------------------------------
                                                      5,283,213
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.26%

Applied Power, Inc.-Class A            250,000        6,890,625
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.27%

Matthews International Corp.-Class A   130,000        3,591,250
---------------------------------------------------------------
Spartech Corp.                         200,000        3,600,000
---------------------------------------------------------------
                                                      7,191,250
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.50%

JLG Industries, Inc.                   500,000        8,281,250
---------------------------------------------------------------
Zebra Technologies Corp.(a)            150,000        4,912,500
---------------------------------------------------------------
                                                     13,193,750
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-1.13%

Daisytek International Corp.(a)(b)     900,000       13,556,250
---------------------------------------------------------------
Herman Miller, Inc.                    500,000       11,031,250
---------------------------------------------------------------
United Stationers, Inc.(a)             200,000        5,300,000
---------------------------------------------------------------
                                                     29,887,500
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.74%

Cal Dive International, Inc.(a)        125,000        2,671,875
---------------------------------------------------------------
CE Franklin Ltd.(a)                     74,100          189,881
---------------------------------------------------------------
Core Laboratories N.V.(a)
  (Netherlands)                        500,000       11,281,250
---------------------------------------------------------------
Global Industries Ltd.(a)              550,000        5,293,750
---------------------------------------------------------------
                                                     19,436,756
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.47%

Cabot Oil & Gas Corp.-Class A          250,000        4,250,000
---------------------------------------------------------------
Evergreen Resources, Inc.(a)           150,000        3,393,750
---------------------------------------------------------------
Stone Energy Corp.(a)                  150,000        4,818,750
---------------------------------------------------------------
                                                     12,462,500
---------------------------------------------------------------

PERSONAL CARE-1.22%

Rexall Sundown, Inc.(a)                700,000       12,556,250
---------------------------------------------------------------
Steiner Leisure Ltd.(a)                400,500        9,762,188
---------------------------------------------------------------
Twinlab Corp.(a)                       450,000        9,984,375
---------------------------------------------------------------
                                                     32,302,813
---------------------------------------------------------------

PUBLISHING-0.52%

IDG Books Worldwide, Inc.-Class A(a)   400,000        6,200,000
---------------------------------------------------------------
Meredith Corp.                         200,000        7,400,000
---------------------------------------------------------------
                                                     13,600,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RAILROADS-0.39%

MotivePower Industries, Inc.(a)        400,000   $   10,175,000
---------------------------------------------------------------

RESTAURANTS-1.20%

Buffets, Inc.(a)                       350,000        3,784,375
---------------------------------------------------------------
CEC Entertainment, Inc.(a)             300,000        8,475,000
---------------------------------------------------------------
Papa John's International, Inc.(a)     275,000       10,441,406
---------------------------------------------------------------
Sonic Corp.(a)                         475,000        9,025,000
---------------------------------------------------------------
                                                     31,725,781
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-2.01%

Best Buy Co., Inc.(a)                  100,000        4,800,000
---------------------------------------------------------------
CDW Computer Centers, Inc.(a)          500,000       37,468,750
---------------------------------------------------------------
Tech Data Corp.(a)                     275,000       10,828,125
---------------------------------------------------------------
                                                     53,096,875
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.49%

Burlington Coat Factory Warehouse
  Corp.                                400,000        6,000,000
---------------------------------------------------------------
Dollar Tree Stores, Inc.(a)            330,750       12,754,547
---------------------------------------------------------------
Family Dollar Stores, Inc.             500,000        9,062,500
---------------------------------------------------------------
99 Cents Only Stores(a)                249,025       11,517,406
---------------------------------------------------------------
                                                     39,334,453
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.25%

Casey's General Stores                  31,600          442,400
---------------------------------------------------------------
Wild Oats Markets, Inc.(a)             251,700        6,198,113
---------------------------------------------------------------
                                                      6,640,513
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.45%

Fred Meyer, Inc.(a)                    225,000       11,995,313
---------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.12%

DM Management Company(a)               300,000        3,262,500
---------------------------------------------------------------

RETAIL (SPECIALTY)-3.75%

BOWLIN Outdoor Advertising &
  Travel Centers, Inc.(a)(b)           250,000        1,218,750
---------------------------------------------------------------
Cost Plus, Inc.(a)                     113,200        3,396,000
---------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)(b)     400,000       10,825,000
---------------------------------------------------------------
Inacom Corp.(a)                        350,000        6,781,250
---------------------------------------------------------------
Linens 'N Things, Inc.(a)              400,000       12,375,000
---------------------------------------------------------------
Michaels Stores, Inc.(a)               575,000       11,500,000
---------------------------------------------------------------
Musicland Stores Corp.(a)              250,000        3,296,875
---------------------------------------------------------------
O'Reilly Automotive, Inc.(a)           250,000        9,781,250
---------------------------------------------------------------
PETsMART, Inc.(a)                      400,000        2,875,000
---------------------------------------------------------------
Rent-Way, Inc.(a)                      193,700        4,576,163
---------------------------------------------------------------
Renters Choice, Inc.(a)                500,000       12,406,250
---------------------------------------------------------------
Trans World Entertainment Corp.(a)     600,000       12,375,000
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)               200,000        5,450,000
---------------------------------------------------------------
Zale Corp.(a)                           89,500        2,120,037
---------------------------------------------------------------
                                                     98,976,575
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (SPECIALTY-APPAREL)-2.96%

Abercrombie & Fitch Co.-Class A(a)     300,000   $   11,906,250
---------------------------------------------------------------
American Eagle Outfitters, Inc.(a)     217,475        8,807,738
---------------------------------------------------------------
AnnTaylor Stores Corp.(a)              300,000        8,700,000
---------------------------------------------------------------
Buckle, Inc. (The)(a)                  650,000       11,781,250
---------------------------------------------------------------
Goody's Family Clothing, Inc.(a)     1,000,000       10,687,500
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)         550,000       13,337,500
---------------------------------------------------------------
Pacific Sunwear of California(a)       596,700       12,903,638
---------------------------------------------------------------
                                                     78,123,876
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.43%

Abacus Direct Corp.(a)                 100,000        4,875,000
---------------------------------------------------------------
Acxiom Corp.(a)                        350,000        8,793,750
---------------------------------------------------------------
ADVO, Inc.(a)                          100,000        2,543,750
---------------------------------------------------------------
Market Facts, Inc.(a)                  375,000        8,765,625
---------------------------------------------------------------
Metris Companies, Inc.                 225,000        7,396,875
---------------------------------------------------------------
Professional Detailing, Inc.(a)        100,000        2,337,500
---------------------------------------------------------------
TMP Worldwide, Inc.(a)                 100,000        3,000,000
---------------------------------------------------------------
                                                     37,712,500
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-3.32%

Bright Horizons Family Solutions,
  Inc.(a)                              150,000        2,775,000
---------------------------------------------------------------
Cerner Corp.(a)                        325,000        7,271,875
---------------------------------------------------------------
Championship Auto Racing Teams,
  Inc.(a)                              100,000        2,487,500
---------------------------------------------------------------
Equity Corp. International(a)          185,100        4,592,794
---------------------------------------------------------------
G & K Services, Inc.-Class A           300,000       13,725,000
---------------------------------------------------------------
INSpire Insurance Solutions, Inc.(a)   225,000        5,625,000
---------------------------------------------------------------
Iron Mountain, Inc.(a)                 150,000        4,584,375
---------------------------------------------------------------
MSC Industrial Direct Co., Inc.
  -Class A(a)                          250,000        5,312,500
---------------------------------------------------------------
Regis Corp.                            225,000        6,904,688
---------------------------------------------------------------
Ritchie Bros. Auctioneers Inc.(a)
  (Canada)                             155,100        3,877,500
---------------------------------------------------------------
Stewart Enterprises, Inc.-Class A      800,000       18,450,000
---------------------------------------------------------------
Strayer Education, Inc.                350,000       11,900,000
---------------------------------------------------------------
                                                     87,506,232
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-2.83%

Analysts International Corp.           250,000        4,390,625
---------------------------------------------------------------
Ciber, Inc.(a)                         150,000        2,943,750
---------------------------------------------------------------
Computer Task Group, Inc.              500,000       15,312,500
---------------------------------------------------------------
Insight Enterprises, Inc.(a)           750,000       21,750,000
---------------------------------------------------------------
Keane, Inc.(a)                         200,000        6,650,000
---------------------------------------------------------------
Safeguard Scientifics, Inc.(a)         125,300        3,359,606
---------------------------------------------------------------
SunGard Data Systems, Inc.(a)          600,000       20,250,000
---------------------------------------------------------------
                                                     74,656,481
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-4.13%

Affiliated Computer Services, Inc.(a)  550,000       20,350,000
---------------------------------------------------------------
Billing Concepts Corp.(a)            1,000,000       14,125,000
---------------------------------------------------------------
Computer Horizons Corp.(a)             200,000        4,600,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (DATA PROCESSING)-(CONTINUED)

CSG Systems International, Inc.(a)     500,000   $   27,250,000
---------------------------------------------------------------
FactSet Research Systems, Inc.(a)      190,800        5,724,000
---------------------------------------------------------------
MedQuist, Inc.(a)                      350,000        9,428,125
---------------------------------------------------------------
National Computer Systems, Inc.        450,000       12,600,000
---------------------------------------------------------------
NOVA Corp.(a)                          514,500       14,856,188
---------------------------------------------------------------
                                                    108,933,313
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.92%

On Assignment, Inc.(a)                  75,000        2,550,000
---------------------------------------------------------------
RCM Technologies, Inc.(a)              200,000        3,012,500
---------------------------------------------------------------
Robert Half International, Inc.(a)     250,000       10,031,250
---------------------------------------------------------------
Romac International, Inc.(a)           500,000        8,750,000
---------------------------------------------------------------
                                                     24,343,750
---------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.47%

Cornell Corrections, Inc.(a)           450,000        7,368,750
---------------------------------------------------------------
Tetra Tech, Inc.(a)                    250,000        5,078,125
---------------------------------------------------------------
                                                     12,446,875
---------------------------------------------------------------

SPECIALTY PRINTING-0.89%

Consolidated Graphics, Inc.(a)         200,000        9,487,500
---------------------------------------------------------------
Valassis Communications, Inc.(a)       200,000        7,975,000
---------------------------------------------------------------
World Color Press, Inc.(a)             200,000        6,075,000
---------------------------------------------------------------
                                                     23,537,500
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.36%

Amdocs Limited(a)                      275,000        3,575,000
---------------------------------------------------------------
International Telecommunication
  Data Systems, Inc.(a)                245,050        5,850,569
---------------------------------------------------------------
                                                      9,425,569
---------------------------------------------------------------

TELEPHONE-0.30%

GeoTel Communications Corp.(a)         300,000        7,800,000
---------------------------------------------------------------

TEXTILES (APPAREL)-1.00%

Nautica Enterprises, Inc.(a)           200,000        4,137,500
---------------------------------------------------------------
Quicksilver, Inc.(a)                   650,000       13,446,875
---------------------------------------------------------------
Russell Corp.                          125,000        3,070,313
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)                125,000        5,804,688
---------------------------------------------------------------
                                                     26,459,376
---------------------------------------------------------------

TEXTILES (HOME FURNISHINGS)-0.43%

Mohawk Industries, Inc.(a)             375,000       11,320,313
---------------------------------------------------------------

TRUCKERS-0.40%

M.S. Carriers, Inc.(a)                 100,000        2,150,000
---------------------------------------------------------------
Swift Transportation Co., Inc.(a)      376,700        8,322,716
---------------------------------------------------------------
                                                     10,472,716
---------------------------------------------------------------

TRUCKS & PARTS-0.34%

Wabash National Corp.                  500,000        8,875,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

WASTE MANAGEMENT-1.34%

Allied Waste Industries, Inc.(a)     1,160,000   $   25,085,000
---------------------------------------------------------------
KTI, Inc.(a)(b)                        495,000       10,395,000
---------------------------------------------------------------
                                                     35,480,000
---------------------------------------------------------------
    Total Common Stocks
    (Cost $1,846,469,621)                         2,395,524,490
---------------------------------------------------------------

PREFERRED STOCKS-0.40%

LODGING-HOTELS-0.40%

Royal Caribbean Cruises Ltd.-
  $3.63 Conv. Pfd.
  (Cost $7,582,525)                    115,000       10,522,500
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
REPURCHASE AGREEMENTS-9.80%(c)

Bear Stearns & Co., Inc.,
  5.60%(d)                        $150,000,000   $  150,000,000
---------------------------------------------------------------
Chase Securities Inc., 5.55%,
  11/02/98(e)                       38,478,507   $   38,478,507
---------------------------------------------------------------
Deutsche Bank Sec. Corp.,
  5.55%(f)                          25,000,000       25,000,000
---------------------------------------------------------------
Salomon Smith Barney, Inc.,
  5.55%(g)                          45,000,000       45,000,000
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $258,478,507)                           258,478,507
---------------------------------------------------------------
TOTAL INVESTMENTS-101.00%                         2,664,525,497
---------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(1.00%)               (26,487,841)
---------------------------------------------------------------
NET ASSETS-100.00%                               $2,638,037,656
===============================================================

Abbreviations:

ADR  - American Depositary Receipt
Conv. - Convertible
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Affiliated issuers are those in which the Funds's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Co. Act of 1940) of that issuer. The aggregate market value of affiliated issuers as of 10/31/98 was $35,995,000 which represented 1.36% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Open joint repurchase agreement entered into 10/30/98. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $873,414,203 U.S. Government obligations, 0% to 9.50% due 08/01/01 to 04/01/34 with an aggregate market value at 10/31/98 of $468,333,240.
(e) Joint repurchase agreement entered into 10/30/98 with a maturing value of $200,092,500. Collateralized by $254,478,951 U.S. Government obligations, 5.00% to 16.00% due 05/20/02 to 10/15/28 with an aggregate market value at 10/31/98 of $204,000,718.
(f) Open joint repurchase agreement entered into 10/30/98. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $189,108,000 U.S. Government obligations, 6.00% to 6.21% due 05/15/08 to 08/06/38 with an aggregate market value at 10/31/98 of $204,000,108.
(g) Open joint repurchase agreement entered into 10/30/98. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $1,159,504,000 U.S. Government obligations, 0% to 10.70% due 11/01/98 to 07/15/45 with an aggregate market value at 10/31/98 of $1,020,000,062.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:

Investments, at market value (cost
  $2,112,530,653)                         $2,664,525,497
--------------------------------------------------------
Receivables for:
  Investments sold                            16,167,520
--------------------------------------------------------
  Capital stock sold                           2,209,327
--------------------------------------------------------
  Dividends and interest                         370,125
--------------------------------------------------------
Investment for deferred compensation
  plan                                            48,416
--------------------------------------------------------
Other assets                                      61,443
--------------------------------------------------------
    Total assets                           2,683,382,328
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                       34,199,874
--------------------------------------------------------
  Capital stock reacquired                     8,197,399
--------------------------------------------------------
  Deferred compensation                           48,416
--------------------------------------------------------
Accrued advisory fees                          1,310,118
--------------------------------------------------------
Accrued administrative services fees               9,386
--------------------------------------------------------
Accrued distribution fees                        873,518
--------------------------------------------------------
Accrued directors' fees                            2,175
--------------------------------------------------------
Accrued transfer agent fees                      422,288
--------------------------------------------------------
Accrued operating expenses                       281,498
--------------------------------------------------------
    Total liabilities                         45,344,672
--------------------------------------------------------
Net assets applicable to shares
  outstanding                             $2,638,037,656
========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                 65,707,162
========================================================

Net asset value and redemption price per
  share                                   $        40.15
========================================================
Offering price per share:
  (Net asset value of $40.15
   divided by 94.50%)                     $        42.49
========================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1998

INVESTMENT INCOME:

Dividends (net of $25,661 foreign
  withholding tax)                         $   3,761,020
--------------------------------------------------------
Interest                                      10,737,672
--------------------------------------------------------
    Total investment income                   14,498,692
--------------------------------------------------------

EXPENSES:

Advisory fees                                 21,617,925
--------------------------------------------------------
Administrative services fees                     108,996
--------------------------------------------------------
Custodian fees                                   269,048
--------------------------------------------------------
Directors' fees                                   30,960
--------------------------------------------------------
Distribution fees                              8,542,170
--------------------------------------------------------
Transfer agent fees                            4,822,116
--------------------------------------------------------
Other                                          1,028,881
--------------------------------------------------------
    Total expenses                            36,420,096
--------------------------------------------------------
Less: Expenses paid indirectly                  (102,523)
--------------------------------------------------------
    Net expenses                              36,317,573
--------------------------------------------------------
Net investment income (loss)                 (21,818,881)
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FUTURES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
    Investment securities                     28,934,402
--------------------------------------------------------
    Futures contracts                         (6,640,895)
--------------------------------------------------------
    Option contracts written                     199,322
--------------------------------------------------------
                                              22,492,829
--------------------------------------------------------
Net unrealized appreciation
  (depreciation) of:
    Investment securities                   (548,025,194)
--------------------------------------------------------
    Futures contracts                          5,238,090
--------------------------------------------------------
                                            (542,787,104)
--------------------------------------------------------
         Net gain (loss) from investment
           securities, futures and option
           contracts                        (520,294,275)
--------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $(542,113,156)
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 AND 1997

                                                                   1998              1997
                                                              ---------------   --------------
OPERATIONS:

  Net investment income (loss)                                $   (21,818,881)  $  (19,740,330)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, futures and
    option contracts                                               22,492,829      143,240,683
----------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities and futures contracts                             (542,787,104)     435,818,451
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                 (542,113,156)     559,318,804
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains            (135,730,479)    (138,552,707)
----------------------------------------------------------------------------------------------
Share transactions--net                                          (548,376,018)     692,927,269
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (1,226,219,653)   1,113,693,366
----------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                           3,864,257,309    2,750,563,943
----------------------------------------------------------------------------------------------
  End of period                                               $ 2,638,037,656   $3,864,257,309
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 2,060,980,954   $2,631,139,285
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (117,968)         (81,400)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, futures and option contracts                       25,179,825      138,417,475
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    futures contracts                                             551,994,845    1,094,781,949
----------------------------------------------------------------------------------------------
                                                              $ 2,638,037,656   $3,864,257,309
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the Fund's investment advisor are expected to achieve earnings growth over time at a rate in excess of 15% per year.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions-- Securities transactions are recorded on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, $21,782,313 was reclassified from undistributed net investment income (loss) to paid in capital as a result of a net operating tax loss in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Transactions--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
G. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the fund's average daily net assets in excess of $150 million.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $108,996 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1998, AFS was paid $2,494,291 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Company has adopted a plan pursuant to rule 12b-1 under the 1940 Act (the "Plan"), whereby the Fund pays to AIM Distributors an annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sales and distribution of the Fund's shares. The Plan provides that payments to dealers and financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions, may be characterized as a service fee. Any amounts not paid as a service fee under the Plan would constitute an assets-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund's shares. During the year ended October 31, 1998, the Fund paid AIM Distributors $8,542,170 as compensation under the Plan.
  AIM Distributors received commissions of $763,601 from sales of shares of the Fund's capital stock during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of capital stock. During the year ended October 31, 1998, AIM Distributors received $86,211 in contingent deferred sales charges imposed on redemptions of the Fund's capital stock. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1998, the Fund paid legal fees of $10,572 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998 the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $35,949 and $66,574, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $102,523 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1998 were $2,149,715,327 and $2,921,465,631, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 667,335,730
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (127,114,794)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $ 540,220,936
==========================================================

  Cost of investment for tax purposes is $2,124,304,561.

NOTE 7-CALL OPTIONS CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF   PREMIUMS
                                    CONTRACTS   RECEIVED
                                    ---------   ---------
Beginning of period                        --          --
---------------------------------   ---------   ---------
Written                                   741   $ 205,435
---------------------------------   ---------   ---------
Closed                                   (741)   (205,435)
---------------------------------   ---------   ---------
End of period                              --          --
=================================   =========   =========

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                                                         1998                            1997
                                                             -----------------------------   -----------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
                                                             -----------   ---------------   -----------   ---------------
Sold                                                          40,244,020   $ 1,856,544,416    41,558,826   $ 1,826,781,148
----------------------------------------------------------   -----------   ---------------   -----------   ---------------
Issued as reinvestment of dividends                            2,928,346       126,973,169     3,068,800       127,938,198
----------------------------------------------------------   -----------   ---------------   -----------   ---------------
Reacquired                                                   (54,802,587)   (2,531,893,603)  (28,514,602)   (1,261,792,077)
----------------------------------------------------------   -----------   ---------------   -----------   ---------------
                                                             (11,630,221)  $  (548,376,018)   16,113,024   $   692,927,269
==========================================================   ===========   ===============   ===========   ===============

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during each of the years in the five-year period ended October 31, 1998.

                                                                 1998           1997          1996          1995         1994
                                                              ----------     ----------    ----------    ----------    --------
Net asset value, beginning of period                          $    49.97     $    44.93    $    40.13    $    28.37    $  23.85
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
Income from investment operations:
    Net investment income (loss)                                   (0.33)         (0.26)        (0.32)        (0.04)      (0.05)
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
    Net gains (losses) on securities (both realized and
      unrealized)                                                  (7.71)          7.60          6.09         11.80        4.57
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
        Total from investment operations                           (8.04)          7.34          5.77         11.76        4.52
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
Less distributions:
    Distributions from net realized gains                          (1.78)         (2.30)        (0.97)           --          --
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
Net asset value, end of period                                $    40.15     $    49.97    $    44.93    $    40.13    $  28.37
============================================================  ==========     ==========    ==========    ==========    ========
Total return(a)                                                   (16.36)%        17.35%        14.77%        41.45%      18.96%
============================================================  ==========     ==========    ==========    ==========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,638,038     $3,864,257    $2,750,564    $2,245,554    $687,238
============================================================  ==========     ==========    ==========    ==========    ========
Ratio of expenses to average net assets(b)                          1.06%(c)       1.06%         1.11%         1.08%       1.07%
============================================================  ==========     ==========    ==========    ==========    ========
Ratio of net investment income (loss) to average net
  assets(d)                                                        (0.64)%(c)      (0.65)%      (0.76)%       (0.19)%     (0.26)%
============================================================  ==========     ==========    ==========    ==========    ========
Portfolio turnover rate                                               69%            73%           79%           52%         75%
============================================================  ==========     ==========    ==========    ==========    ========

(a) Does not deduct sales charges.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.15% and 1.09% for 1995-1994.

(c) Ratios are based on average net assets of $3,416,868,071.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.26)% and (0.28)% for 1995-1994.

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Equity Funds, Inc.:

                       We have audited the accompanying statements of assets and liabilities of AIM Blue Chip Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended, the one month period ended October 31, 1996, and the year ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended September 30, 1995 were audited by other auditors whose report thereon, dated October 25, 1995, expressed an unqualified opinion on those financial highlights.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Blue Chip Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended, the one-month ended October 31, 1996, and the year ended September 30, 1996 in conformity with generally accepted accounting principles.



                                                /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-88.13%

AEROSPACE/DEFENSE-0.37%

Precision Castparts Corp.              160,000   $    7,040,000
---------------------------------------------------------------

AIR FREIGHT-0.24%

CNF Transportation Inc.                152,500        4,613,125
---------------------------------------------------------------

AIRLINES-0.39%

Delta Air Lines, Inc.                   70,000        7,389,375
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.43%

Lear Corp.(a)                          256,000        8,224,000
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-2.50%

Fifth Third Bancorp                    230,000       15,237,500
---------------------------------------------------------------
Norwest Corp.                          185,000        6,879,688
---------------------------------------------------------------
State Street Corp.                     175,000       10,915,625
---------------------------------------------------------------
UBS A.G. (Switzerland)(a)               44,000       12,067,030
---------------------------------------------------------------
Wells Fargo & Co.                        7,700        2,849,000
---------------------------------------------------------------
                                                     47,948,843
---------------------------------------------------------------

BANKS (MONEY CENTER)-1.60%

BankAmerica Corp.                      203,688       11,699,330
---------------------------------------------------------------
Chase Manhattan Corp. (The)            335,000       19,032,187
---------------------------------------------------------------
                                                     30,731,517
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-1.06%

Coca-Cola Co. (The)                    300,000       20,287,500
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-1.09%

CBS Corp.(a)                           350,000        9,778,125
---------------------------------------------------------------
Comcast Corp.-Class A                  225,000       11,109,375
---------------------------------------------------------------
                                                     20,887,500
---------------------------------------------------------------

CHEMICALS-0.58%

Du Pont (E.I.) de Nemours & Co.        195,000       11,212,500
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.64%

Goodrich (B.F.) Co.                    225,000        8,100,000
---------------------------------------------------------------
Monsanto Co.                           400,000       16,250,000
---------------------------------------------------------------
PPG Industries, Inc.                   125,000        7,148,438
---------------------------------------------------------------
                                                     31,498,438
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.33%

Crompton & Knowles Corp.               390,000        6,264,375
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.83%

Lucent Technologies, Inc.              300,000       24,056,250
---------------------------------------------------------------
Northern Telecom Ltd.-ADR
  (Canada)                             260,000       11,131,250
---------------------------------------------------------------
                                                     35,187,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (HARDWARE)-2.37%

Dell Computer Corp.(a)                 400,000   $   26,250,000
---------------------------------------------------------------
International Business Machines
  Corp.                                130,000       19,296,875
---------------------------------------------------------------
                                                     45,546,875
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.44%

Ascend Communications, Inc.(a)         135,000        6,513,750
---------------------------------------------------------------
Cisco Systems, Inc.(a)                 335,000       21,105,000
---------------------------------------------------------------
                                                     27,618,750
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.27%

EMC Corp.(a)                           380,000       24,462,500
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-5.44%

America Online, Inc.                   160,000       20,330,000
---------------------------------------------------------------
BMC Software, Inc.(a)                  425,000       20,426,563
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)        410,000        8,763,750
---------------------------------------------------------------
HBO & Co.                              480,000       12,600,000
---------------------------------------------------------------
Microsoft Corp.(a)                     400,000       42,350,000
---------------------------------------------------------------
                                                    104,470,313
---------------------------------------------------------------

CONSUMER FINANCE-0.42%

Household International, Inc.          220,000        8,043,750
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-1.11%

Cardinal Health, Inc.                  225,000       21,276,562
---------------------------------------------------------------

ELECTRIC COMPANIES-1.63%

Cinergy Corp.                          165,000        5,692,500
---------------------------------------------------------------
Duke Power Co.                         165,000       10,673,438
---------------------------------------------------------------
Edison International                   565,000       14,901,875
---------------------------------------------------------------
                                                     31,267,813
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.93%

Emerson Electric Co.                   150,000        9,900,000
---------------------------------------------------------------
General Electric Co.                   375,000       32,812,500
---------------------------------------------------------------
SCI Systems, Inc.(a)                   340,000       13,430,000
---------------------------------------------------------------
                                                     56,142,500
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-1.65%

Intel Corp.                            250,000       22,296,875
---------------------------------------------------------------
Xilinx, Inc.(a)                        209,900        9,373,347
---------------------------------------------------------------
                                                     31,670,222
---------------------------------------------------------------

ENTERTAINMENT-0.42%

Walt Disney Co. (The)                  300,000        8,081,250
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.36%

Applied Materials, Inc.(a)             200,000        6,937,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FOODS-0.58%

Nestle SA (Switzerland)                  5,200   $   11,055,662
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-7.29%

American Express Co.                   225,000       19,884,375
---------------------------------------------------------------
Citigroup Inc.                         425,000       20,001,562
---------------------------------------------------------------
Fannie Mae                             350,000       24,784,375
---------------------------------------------------------------
Freddie Mac                            430,000       24,725,000
---------------------------------------------------------------
MBIA, Inc.                             300,000       18,337,500
---------------------------------------------------------------
MGIC Investment Corp.                  325,600       12,698,400
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                       300,000       19,425,000
---------------------------------------------------------------
                                                    139,856,212
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-4.02%

Abbott Laboratories                    260,000       12,203,750
---------------------------------------------------------------
American Home Products Corp.           180,000        8,775,000
---------------------------------------------------------------
Bristol-Myers Squibb Co.               150,000       16,584,375
---------------------------------------------------------------
Johnson & Johnson                      125,000       10,187,500
---------------------------------------------------------------
Warner-Lambert Co.                     375,000       29,390,625
---------------------------------------------------------------
                                                     77,141,250
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-4.76%

Lilly (Eli) & Co.                      250,000       20,234,375
---------------------------------------------------------------
Merck & Co., Inc.                      155,000       20,963,750
---------------------------------------------------------------
Pfizer Inc.                            285,000       30,584,063
---------------------------------------------------------------
Schering-Plough Corp.                  190,000       19,546,250
---------------------------------------------------------------
                                                     91,328,438
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.55%

HEALTHSOUTH Corp.(a)                   875,000       10,609,375
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-3.46%

Allegiance Corp.                       375,000       13,945,312
---------------------------------------------------------------
Becton, Dickinson & Co.                540,000       22,747,500
---------------------------------------------------------------
Guidant Corp.                          245,000       18,742,500
---------------------------------------------------------------
Medtronic, Inc.                        170,000       11,050,000
---------------------------------------------------------------
                                                     66,485,312
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-1.87%

Colgate-Palmolive Co.                  190,000       16,791,250
---------------------------------------------------------------
Procter & Gamble Co. (The)             215,000       19,108,125
---------------------------------------------------------------
                                                     35,899,375
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.82%

American International Group, Inc.     290,000       24,722,500
---------------------------------------------------------------
CIGNA Corp.                            140,000       10,211,250
---------------------------------------------------------------
                                                     34,933,750
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-1.38%

Allstate Corp. (The)                   290,000       12,488,125
---------------------------------------------------------------
Progressive Corp.                       95,000       13,988,750
---------------------------------------------------------------
                                                     26,476,875
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
INVESTMENT BANKING/BROKERAGE-0.68%

Merrill Lynch & Co., Inc.              220,000   $   13,035,000
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.59%

Franklin Resources, Inc.               297,500       11,249,218
---------------------------------------------------------------

LODGING-HOTELS-1.22%

Carnival Corp.                         725,000       23,471,875
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.87%

Ingersoll-Rand Co.                     330,000       16,665,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-2.54%

Tyco International Ltd.                465,000       28,800,938
---------------------------------------------------------------
United Technologies Corp.              210,000       20,002,500
---------------------------------------------------------------
                                                     48,803,438
---------------------------------------------------------------

NATURAL GAS-1.29%

El Paso Energy Corp.                   400,000       14,175,000
---------------------------------------------------------------
Enron Corp.                            200,000       10,550,000
---------------------------------------------------------------
                                                     24,725,000
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-1.14%

Halliburton Co.                        300,000       10,781,250
---------------------------------------------------------------
Schlumberger Ltd.                      210,000       11,025,000
---------------------------------------------------------------
                                                     21,806,250
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-2.82%

Exxon Corp.                            300,000       21,375,000
---------------------------------------------------------------
Royal Dutch Petroleum Co.-ADR-New
  York Shares (Netherlands)            365,000       17,976,250
---------------------------------------------------------------
Texaco, Inc.                           250,000       14,828,125
---------------------------------------------------------------
                                                     54,179,375
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.24%

Bowater, Inc.                          115,000        4,693,438
---------------------------------------------------------------

PERSONAL CARE-0.58%

Avon Products, Inc.                    280,000       11,112,500
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.76%

Xerox Corp.                            150,000       14,531,250
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.38%

New York Times Co.-Class A (The)       255,000        7,203,750
---------------------------------------------------------------

RAILROADS-0.23%

Canadian National Railway Co.
  (Canada)                              90,000        4,539,375
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-1.05%

Home Depot, Inc. (The)                 465,000       20,227,500
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.37%

Ingram Micro, Inc.-Class A(a)          155,000        7,052,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (DRUG STORES)-1.21%

CVS Corp.                              290,000   $   13,249,375
---------------------------------------------------------------
Rite Aid Corp.                         250,000        9,921,875
---------------------------------------------------------------
                                                     23,171,250
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.69%

Kroger Co.(a)                          275,000       15,262,500
---------------------------------------------------------------
Safeway, Inc.(a)                       360,000       17,212,500
---------------------------------------------------------------
                                                     32,475,000
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-2.27%

Costco Companies, Inc.(a)              330,000       18,727,500
---------------------------------------------------------------
Wal-Mart Stores, Inc.                  360,000       24,840,000
---------------------------------------------------------------
                                                     43,567,500
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.60%

Staples, Inc.(a)                       350,000       11,418,750
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.20%

Gap, Inc. (The)                        265,000       15,933,125
---------------------------------------------------------------
TJX Companies, Inc.                    375,000        7,101,562
---------------------------------------------------------------
                                                     23,034,687
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.53%

Interpublic Group of Companies, Inc.   175,000       10,237,500
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.80%

Service Corp. International            430,000       15,318,750
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.27%

Equifax, Inc.                          250,000        9,671,875
---------------------------------------------------------------
Fiserv, Inc.(a)                        315,000       14,647,500
---------------------------------------------------------------
                                                     24,319,375
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.88%

AirTouch Communications, Inc.(a)       300,000   $   16,800,000
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-2.93%

AT&T Corp.                             300,000       18,675,000
---------------------------------------------------------------
MCI WorldCom, Inc.(a)                  680,000       37,570,000
---------------------------------------------------------------
                                                     56,245,000
---------------------------------------------------------------

TELEPHONE-2.16%

BellSouth Corp.                        260,000       20,751,250
---------------------------------------------------------------
SBC Communications, Inc.               450,000       20,840,625
---------------------------------------------------------------
                                                     41,591,875
---------------------------------------------------------------

TOBACCO-1.00%

Philip Morris Companies, Inc.          375,000       19,171,875
---------------------------------------------------------------
    Total Common Stocks (Cost
      $1,411,293,499)                             1,691,235,988
---------------------------------------------------------------
                                    PRINCIPAL
                                     AMOUNT

U.S. TREASURY BILLS-4.56%(b)

3.998%, 12/24/98 (Cost
  $87,502,830)                     $88,095,000(c)     87,502,830
---------------------------------------------------------------

REPURCHASE AGREEMENTS-8.62%(d)

Chase Securities Inc., 5.55%,
  11/02/98(e)                       37,210,796       37,210,796
---------------------------------------------------------------
Salomon Smith Barney, Inc.,
  5.55%(f)                          75,000,000       75,000,000
---------------------------------------------------------------
SBC Warburg Dillon Read Inc.,
  5.40%, 11/02/98(g)                53,261,739       53,261,739
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $165,472,535)                           165,472,535
---------------------------------------------------------------
TOTAL INVESTMENTS-101.31%                         1,944,211,353
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(1.31%)                               (25,147,938)
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,919,063,415
===============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contract. See Note 8.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 10/30/98 with a maturing value of $200,092,500. Collateralized by $254,478,951 U.S. Government obligations, 5.00% to 16.00% due 05/20/02 to 10/15/28 with an aggregate market value at 10/31/98 of $204,000,718.
(f) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates and collateral are redetermined daily. Collateralized by $1,159,504,000 U.S. Government obligations, 0% to 10.70% due 11/01/98 to 07/15/45 with an aggregate market value at 10/31/98 of $1,020,000,062.
(g) Joint repurchase agreement entered into 10/30/98 with a maturing value of $1,300,585,000. Collateralized by $2,856,569,000 U.S. Government
    obligations, 0% to 5.50% due 11/15/98 to 02/15/25 with an aggregate market value at 10/31/98 of $1,326,231,109.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:

Investments, at market value (cost
  $1,664,268,864)                          $1,944,211,353
---------------------------------------------------------
Cash                                            1,378,300
---------------------------------------------------------
Receivables for:
  Investments sold                              5,584,228
---------------------------------------------------------
  Capital stock sold                           14,336,913
---------------------------------------------------------
  Dividends and interest                        1,265,705
---------------------------------------------------------
  Variation margin                                739,500
---------------------------------------------------------
Investment for deferred compensation plan          12,713
---------------------------------------------------------
Other assets                                       98,212
---------------------------------------------------------
    Total assets                            1,967,626,924
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        37,343,642
---------------------------------------------------------
  Capital stock reacquired                      9,004,946
---------------------------------------------------------
  Deferred compensation                            12,713
---------------------------------------------------------
Accrued advisory fees                             959,109
---------------------------------------------------------
Accrued administrative services fees                7,800
---------------------------------------------------------
Accrued directors' fees                             1,452
---------------------------------------------------------
Accrued distribution fees                         987,390
---------------------------------------------------------
Accrued transfer agent fees                       210,587
---------------------------------------------------------
Accrued operating expenses                         35,870
---------------------------------------------------------
    Total liabilities                          48,563,509
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $1,919,063,415
---------------------------------------------------------

NET ASSETS:

Class A                                    $1,085,648,288
=========================================================
Class B                                    $  745,861,572
=========================================================
Class C                                    $   87,553,555
=========================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
  Class A:
    Authorized                                750,000,000
---------------------------------------------------------
    Outstanding                                30,041,070
=========================================================
  Class B:
    Authorized                                750,000,000
---------------------------------------------------------
    Outstanding                                20,875,655
=========================================================
  Class C:
    Authorized                                750,000,000
---------------------------------------------------------
    Outstanding                                 2,451,052
=========================================================
Class A:
  Net asset value and redemption price
    per share                              $        36.14
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $36.14
    divided by 94.50%)                     $        38.24
=========================================================
Class B:
  Net asset value and offering price per
    share                                  $        35.73
=========================================================
Class C:
  Net asset value and offering price per
    share                                  $        35.72
=========================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1998

INVESTMENT INCOME:

Dividends (net of $175,822 foreign
  withholding tax)                          $ 12,101,918
--------------------------------------------------------
Interest                                       8,459,233
--------------------------------------------------------
    Total investment income                   20,561,151
--------------------------------------------------------

EXPENSES:

Advisory fees                                  8,680,763
--------------------------------------------------------
Administrative services fees                      85,043
--------------------------------------------------------
Custodian fees                                   104,809
--------------------------------------------------------
Directors' fees                                   15,156
--------------------------------------------------------
Distribution fees -- Class A                   2,772,279
--------------------------------------------------------
Distribution fees -- Class B                   4,951,474
--------------------------------------------------------
Distribution fees -- Class C                     315,731
--------------------------------------------------------
Transfer agent fees -- Class A                 1,291,649
--------------------------------------------------------
Transfer agent fees -- Class B                 1,138,355
--------------------------------------------------------
Transfer agent fees -- Class C                    72,588
--------------------------------------------------------
Other                                            484,609
--------------------------------------------------------
    Total expenses                            19,912,456
--------------------------------------------------------
Less: Expenses paid indirectly                   (15,314)
--------------------------------------------------------
    Net expenses                              19,897,142
--------------------------------------------------------
Net investment income                            664,009
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
    Investment securities                        984,557
--------------------------------------------------------
    Foreign currencies                            84,040
--------------------------------------------------------
    Futures contracts                            (21,242)
--------------------------------------------------------
    Option contracts purchased                    33,822
--------------------------------------------------------
    Option contracts written                     119,473
--------------------------------------------------------
                                               1,200,650
--------------------------------------------------------
Net unrealized appreciation of:
    Investment securities                    168,942,445
--------------------------------------------------------
    Foreign currencies                             7,223
--------------------------------------------------------
    Futures contracts                          6,832,971
--------------------------------------------------------
                                             175,782,639
--------------------------------------------------------
     Net gain from investment securities,
      foreign currencies, futures and
      option contracts                       176,983,289
--------------------------------------------------------

Net increase in net assets resulting from
  operations                                $177,647,298
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                   1998             1997
                                                              --------------    ------------
OPERATIONS:

  Net investment income                                       $      664,009    $  1,263,308
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                       1,200,650      16,831,389
--------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies and futures contracts                     175,782,639      82,786,779
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         177,647,298     100,881,476
--------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
  Class A                                                         (1,249,305)       (271,127)
--------------------------------------------------------------------------------------------
  Class B                                                                 --         (24,561)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                        (10,987,892)    (12,005,450)
--------------------------------------------------------------------------------------------
  Class B                                                         (6,118,620)     (1,655,534)
--------------------------------------------------------------------------------------------
  Class C                                                           (150,526)             --
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        486,282,009     314,611,429
--------------------------------------------------------------------------------------------
  Class B                                                        425,444,112     232,350,533
--------------------------------------------------------------------------------------------
  Class C                                                         81,733,726       4,027,493
--------------------------------------------------------------------------------------------
    Net increase in net assets                                 1,152,600,802     637,914,259
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            766,462,613     128,548,354
--------------------------------------------------------------------------------------------
  End of period                                               $1,919,063,415    $766,462,613
============================================================================================


NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,631,900,085    $638,472,344
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                706,247       1,185,397
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                        655,618      16,786,046
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                             285,801,465     110,018,826
--------------------------------------------------------------------------------------------
                                                              $1,919,063,415    $766,462,613
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Blue Chip Fund, AIM Aggressive Growth Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. The Fund's investment objective is long-term growth of capital. Information presented in these financial statements pertains only to the Fund.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as in the case of some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Securities Transactions, Investment Income and Distributions--Securities transactions are recorded on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $106,146, undistributed net realized gains decreased by $74,040 and paid-in capital decreased by $32,106 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
G. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Put options--The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options' underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $85,043 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1998, AFS was paid $1,587,149 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $2,772,279, $4,951,474, and $315,731 respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,557,995 from sales of Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $61,498 in contingent deferred sales charges imposed on redemption of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1998, the Fund paid legal fees of $5,463, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $13,605 and $1,709, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $15,314 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1998 was $1,125,601,391 and $314,119,411, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities on a tax basis is as follows:


Aggregate unrealized appreciation of
  investment securities                 $  335,618,824
------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                    (56,138,489)
------------------------------------------------------
Net unrealized appreciation of
  investment securities                 $  279,480,335
======================================================

  Costs of investments for tax purposes is $1,664,731,018.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                        OPTION CONTRACTS
                                      ---------------------
                                      NUMBER OF   PREMIUMS
                                      CONTRACTS   RECEIVED
                                      ---------   ---------
Beginning of year                          --            --
-----------------------------------------------------------
Written                                 1,700     $ 262,670
-----------------------------------------------------------
Closed                                   (800)     (181,073)
-----------------------------------------------------------
Exercised                                (900)      (81,597)
-----------------------------------------------------------
End of year                                --     $      --
===========================================================

NOTE 8-FUTURES CONTRACTS

On October 31, 1998, $5,100,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                 NO. OF       MONTH/      UNREALIZED
  CONTRACT      CONTRACTS   COMMITMENT   APPRECIATION
  --------      ---------   ----------   ------------
S&P 500 Index      340       Dec. 98      $5,851,595
-----------------------------------------------------

NOTE 9-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                  1998                          1997
                       ---------------------------   --------------------------
                         SHARES         AMOUNT         SHARES        AMOUNT
                       -----------   -------------   ----------   -------------
Sold:
  Class A               26,179,983   $ 915,652,812   16,335,583   $ 455,558,096
-------------------------------------------------------------------------------
  Class B               14,239,927     492,929,849    8,938,415     251,600,263
-------------------------------------------------------------------------------
  Class C*               2,711,151      95,200,193      130,145       4,084,511
-------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                  371,504      11,699,310      475,797      11,419,078
-------------------------------------------------------------------------------
  Class B                  184,940       5,805,443       59,879       1,437,104
-------------------------------------------------------------------------------
  Class C*                   3,949         128,203           --              --
-------------------------------------------------------------------------------
Reacquired:
  Class A              (12,601,919)   (441,070,113)  (5,338,702)   (152,365,745)
-------------------------------------------------------------------------------
  Class B               (2,143,627)    (73,291,180)    (714,558)    (20,686,834)
-------------------------------------------------------------------------------
  Class C*                (392,399)    (13,594,670)      (1,794)        (57,018)
-------------------------------------------------------------------------------
                        28,553,509   $ 993,459,847   19,884,765   $ 550,989,455
===============================================================================

* Class C shares commenced sales on August 4, 1997.

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the two-year period ended October 31, 1998, the one month ended October 31, 1996 and each of the years in the three-year period ended September 30, 1996, for a share of Class B capital stock outstanding during each of the years in the two-year period ended October 31, 1998 and the period October 1, 1996 (date sales commenced) through October 31, 1996, and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                                  OCTOBER 31,                             SEPTEMBER 30,
                                                     --------------------------------------     ---------------------------------
                                                        1998           1997         1996         1996(a)       1995        1994
                                                     -----------     ---------    ---------     ---------    --------    --------
Net asset value, beginning of period                 $     30.96     $   26.08    $   25.56     $   23.83    $  19.22    $  18.89
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
Income from investment operations:
    Net investment income                                   0.13(b)       0.17(b)        --          0.33        0.14        0.15
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
    Net gains on securities (both realized and
      unrealized)                                           5.75          6.93         0.52          4.61        5.05        1.24
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
        Total from investment operations                    5.88          7.10         0.52          4.94        5.19        1.39
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
Less distributions:
    Dividends from net investment income                   (0.07)        (0.05)          --         (0.21)      (0.12)      (0.21)
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
    Distributions from net realized gains                  (0.63)        (2.17)          --         (3.00)      (0.46)      (0.85)
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
        Total distributions                                (0.70)        (2.22)          --         (3.21)      (0.58)      (1.06)
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
Net asset value, end of period                       $     36.14     $   30.96    $   26.08     $   25.56    $  23.83    $  19.22
===================================================  ===========     =========    =========     =========    ========    ========
Total return(c)                                            19.36%        29.68%        2.04%        22.39%      27.84%       7.69%
===================================================  ===========     =========    =========     =========    ========    ========
Ratios/supplement data:
Net assets, end of period (000s omitted)             $ 1,085,648     $ 498,178    $ 120,448     $ 106,415    $ 71,324    $ 60,115
===================================================  ===========     =========    =========     =========    ========    ========
Ratio of expenses to average net assets(d)                  1.22%(e)      1.31%        1.30%(f)      1.26%        1.3%        1.4%
===================================================  ===========     =========    =========     =========    ========    ========
Ratio of net investment income to average net
  assets(g)                                                 0.33%(e)      0.50%        0.12%(f)      0.53%        0.7%        0.8%
===================================================  ===========     =========    =========     =========    ========    ========
Portfolio turnover rate                                       27%           43%          10%           58%         17%         13%
===================================================  ===========     =========    =========     =========    ========    ========

(a) The Fund changed investment advisors on June 3, 1996.
(b) Calculated using average shares outstanding.
(c) Does not deduct sales charges and is not annualized for periods less than one year.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.32%, 1.37% (annualized) and 1.28% for the periods 1997-1996, and September 30, 1996.
(e) Ratios are based on average net assets of $792,079,631.
(f) Annualized.
(g) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.49%, 0.05% (annualized) and 0.51% for the periods 1997-1996 and September 30, 1996.

                                                                           CLASS B                         CLASS C
                                                              ---------------------------------     ----------------------
                                                                1998         1997        1996         1998          1997
                                                              --------     --------    --------     ---------     --------
Net asset value, beginning of period                          $  30.76     $  26.07    $  25.56     $   30.75     $  31.72
------------------------------------------------------------  --------     --------    --------     ---------     --------
Income from investment operations:
   Net investment income (loss)                                  (0.12)       (0.03)(a)   (0.01)        (0.12)(a)    (0.01)(a)
------------------------------------------------------------  --------     --------    --------     ---------     --------
   Net gains (losses) on securities (both realized and
     unrealized)                                                  5.72         6.92        0.52          5.72        (0.96)
------------------------------------------------------------  --------     --------    --------     ---------     --------
       Total from investment operations                           5.60         6.89        0.51          5.60        (0.97)
------------------------------------------------------------  --------     --------    --------     ---------     --------
Less distributions:
   Dividends from net investment income                             --        (0.03)         --            --           --
------------------------------------------------------------  --------     --------    --------     ---------     --------
   Distributions from net realized gains                         (0.63)       (2.17)         --         (0.63)          --
------------------------------------------------------------  --------     --------    --------     ---------     --------
       Total distributions                                       (0.63)       (2.20)         --         (0.63)          --
------------------------------------------------------------  --------     --------    --------     ---------     --------
Net asset value, end of period                                $  35.73     $  30.76    $  26.07     $   35.72     $  30.75
============================================================  ========     ========    ========     =========     ========
Total return(b)                                                  18.52%       28.81%       2.00%        18.52%       (3.06)%
============================================================  ========     ========    ========     =========     ========
Ratios/supplement data:
Net assets, end of period (000s omitted)                      $745,862     $264,337    $  8,101     $  87,554     $  3,947
============================================================  ========     ========    ========     =========     ========
Ratio of expenses to average net assets(c)                        1.94%(d)     2.10%       2.01%(e)      1.94%(d)     2.10%(e)
============================================================  ========     ========    ========     =========     ========
Ratio of net investment income (loss) to average net
 assets(f)                                                       (0.38)%(d)    (0.28)%    (0.58)%(e)    (0.38)%(d)   (0.28)%(e)
============================================================  ========     ========    ========     =========     ========
Portfolio turnover rate                                             27%          43%         10%           27%          43%
============================================================  ========     ========    ========     =========     ========

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.12% and 2.08% (annualized) for 1997-1996 for Class B and 2.12% (annualized) for 1997 for Class C.
(d) Ratios are based on average net assets of $495,147,421 and $31,573,149 for Class B and Class C, respectively.
(e)  Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.31)% and (0.65)% (annualized) for 1997-1996 for Class B and (0.31)% (annualized) for 1997 for Class C.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Directors and Shareholders
                       AIM Equity Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM Capital Development Fund (a series portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the two-year period then ended and the period June 17, 1996 (date operations commenced) through October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of the AIM Capital Development Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period June 17, 1996 (date operations commenced) through October 31, 1996, in conformity with generally accepted accounting principles.



                                               /s/ KPMG PEAT MARWICK LLP
                                                   KPMG Peat Marwick LLP


                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-93.06%

AEROSPACE/DEFENSE-0.99%

Gulfstream Aerospace Corp.(a)           75,000   $    3,318,750
---------------------------------------------------------------
Hawk Corp.(a)                          120,700        1,207,000
---------------------------------------------------------------
Kroll-O'Gara Co. (The)(a)              210,000        5,171,250
---------------------------------------------------------------
Moog Inc.(a)                            22,200          681,262
---------------------------------------------------------------
Tri Star Aerospace Co.(a)              200,000        2,050,000
---------------------------------------------------------------
                                                     12,428,262
---------------------------------------------------------------

AIR FREIGHT-0.11%

Dynamex Inc.(a)                        201,000        1,394,438
---------------------------------------------------------------

AIRLINES-0.72%

Atlantic Coast Airlines
  Holdings(a)                          120,000        2,880,000
---------------------------------------------------------------
Midway Airlines, Corp.(a)              220,000        2,970,000
---------------------------------------------------------------
Ryanair Holdings PLC-ADR
  (Ireland)(a)                         110,000        3,231,250
---------------------------------------------------------------
                                                      9,081,250
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.58%

Aftermarket Technology Corp.(a)        134,300          839,375
---------------------------------------------------------------
Keystone Automotive Industries,
  Inc.(a)                              247,900        4,632,631
---------------------------------------------------------------
Stoneridge, Inc.(a)                    126,300        1,886,606
---------------------------------------------------------------
                                                      7,358,612
---------------------------------------------------------------

BANKS (REGIONAL)-1.49%

Banknorth Group, Inc.                   32,000        1,020,000
---------------------------------------------------------------
Bank United Corp.-Class A              100,000        3,984,375
---------------------------------------------------------------
Golden State Bancorp, Inc.(a)          225,000        4,317,188
---------------------------------------------------------------
Golden State Bancorp, Litigation
  Warrants, expiring 01/01/01(a)        75,000          365,625
---------------------------------------------------------------
Independence Community Bank Corp.      227,000        3,107,062
---------------------------------------------------------------
Marshall & Ilsley Corp.                 35,000        1,706,250
---------------------------------------------------------------
North Fork Bancorporation, Inc.        175,000        3,478,125
---------------------------------------------------------------
Southwest Bancorp. of Texas,
  Inc.(a)                               50,000          765,625
---------------------------------------------------------------
                                                     18,744,250
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.24%

Triarc Companies, Inc.(a)              190,000        2,968,750
---------------------------------------------------------------

BIOTECHNOLOGY-0.71%

Genzyme Corp.(a)                        30,000        1,261,875
---------------------------------------------------------------
IDEXX Laboratories, Inc.(a)            160,000        3,650,000
---------------------------------------------------------------
Pharmaceutical Product
  Development, Inc.(a)                 150,000        4,050,000
---------------------------------------------------------------
                                                      8,961,875
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-2.28%

Capstar Broadcasting Corp.-Class
  A(a)                                 228,200        3,964,975
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
BROADCASTING (TELEVISION, RADIO &
  CABLE)-(CONTINUED)

Chancellor Media Corp.(a)              100,000   $    3,837,500
---------------------------------------------------------------
Cox Radio, Inc.-Class A(a)              85,000        3,182,188
---------------------------------------------------------------
Emmis Broadcasting Corp.-Class
  A(a)                                 110,000        3,602,500
---------------------------------------------------------------
Hearst-Argyle Television Inc.(a)        35,070          973,192
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)            85,000        3,495,625
---------------------------------------------------------------
Metro Networks, Inc.(a)                120,000        4,395,000
---------------------------------------------------------------
Univision Communications, Inc.(a)      178,000        5,251,000
---------------------------------------------------------------
                                                     28,701,980
---------------------------------------------------------------

BUILDING MATERIALS-0.30%

Pameco Corp.(a)                        130,000        1,820,000
---------------------------------------------------------------
Pentacon, Inc.(a)                      100,000          512,500
---------------------------------------------------------------
White Cap Industries, Inc.(a)          140,000        1,470,000
---------------------------------------------------------------
                                                      3,802,500
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.95%

ADC Telecommunications, Inc.(a)        165,000        3,795,000
---------------------------------------------------------------
Aspect Telecommunications
  Corp.(a)                             110,600        1,672,825
---------------------------------------------------------------
Comverse Technology, Inc.(a)           140,000        6,440,000
---------------------------------------------------------------
DSET Corp.(a)                           92,200        1,152,500
---------------------------------------------------------------
Excel Switching Corp.(a)               155,000        3,138,750
---------------------------------------------------------------
NICE-Systems Ltd.-ADR (Israel)(a)      125,000        2,375,000
---------------------------------------------------------------
North East Optic Network, Inc.(a)      400,000        2,450,000
---------------------------------------------------------------
Tekelec(a)                             200,000        3,587,500
---------------------------------------------------------------
                                                     24,611,575
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.60%

Bell & Howell Co.(a)                   125,000        3,312,500
---------------------------------------------------------------
Gateway 2000, Inc.(a)                   65,000        3,627,813
---------------------------------------------------------------
National Instruments Corp.(a)           25,000          684,375
---------------------------------------------------------------
                                                      7,624,688
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.39%

FORE Systems, Inc.(a)                  285,000        4,453,125
---------------------------------------------------------------
Fvc.com Inc.(a)                         50,000          425,000
---------------------------------------------------------------
                                                      4,878,125
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-9.12%

Avant! Corp.(a)                        130,419        2,225,274
---------------------------------------------------------------
Best Software, Inc.(a)                 355,000        8,697,500
---------------------------------------------------------------
BrightStar Information Technology
  Group, Inc.(a)                       131,900          906,812
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)        205,000        4,381,875
---------------------------------------------------------------
Complete Business Solutions,
  Inc.(a)                              205,000        4,868,750
---------------------------------------------------------------
Concord Communications, Inc.(a)         62,300        2,312,888
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Concord EFS, Inc.(a)                   230,000   $    6,555,000
---------------------------------------------------------------
DA Consulting Group, Inc.(a)           160,800        2,412,000
---------------------------------------------------------------
Datastream Systems, Inc.(a)            182,400        1,835,400
---------------------------------------------------------------
Dendrite International, Inc.(a)        128,800        2,656,500
---------------------------------------------------------------
Electronic Arts, Inc.(a)                45,000        1,850,625
---------------------------------------------------------------
Hyperion Solutions Corporation(a)      147,250        4,417,500
---------------------------------------------------------------
Intuit, Inc.(a)                         75,000        3,787,500
---------------------------------------------------------------
JDA Software Group, Inc.(a)            170,000        1,615,000
---------------------------------------------------------------
Learning Company, Inc. (The)(a)        275,000        7,098,438
---------------------------------------------------------------
Manhattan Associates, Inc.(a)           68,200        1,091,200
---------------------------------------------------------------
MAPICS, Inc.(a)                         70,000        1,321,250
---------------------------------------------------------------
Mastech Corp.(a)                       210,000        4,935,000
---------------------------------------------------------------
Medical Manager Corp.(a)               400,000        9,950,000
---------------------------------------------------------------
Mercury Interactive Corp.(a)           115,000        4,772,500
---------------------------------------------------------------
MTI Technology Corp.(a)                200,000          650,000
---------------------------------------------------------------
Network Associates, Inc.(a)            120,500        5,121,250
---------------------------------------------------------------
Network Solutions, Inc.-Class
  A(a)                                 105,000        5,604,375
---------------------------------------------------------------
Platinum Technology, Inc.(a)           212,250        3,488,859
---------------------------------------------------------------
Sterling Commerce, Inc.(a)             143,500        5,058,375
---------------------------------------------------------------
Synopsys, Inc.(a)                       81,084        3,669,051
---------------------------------------------------------------
Transaction Systems Architects,
  Inc.-Class A(a)                      100,000        3,609,375
---------------------------------------------------------------
USWeb Corp.(a)                         330,000        4,743,750
---------------------------------------------------------------
Visio Corp.(a)                         140,000        3,727,500
---------------------------------------------------------------
Walker Interactive Systems,
  Inc.(a)                              306,000        1,530,000
---------------------------------------------------------------
                                                    114,893,547
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.43%

Blyth Industries, Inc.(a)              195,000        5,386,875
---------------------------------------------------------------

CONSUMER FINANCE-0.43%

American Capital Strategies, Ltd.       85,100        1,127,575
---------------------------------------------------------------
Cash America International, Inc.       205,000        2,562,500
---------------------------------------------------------------
Investors Financial Services
  Corp.                                 10,000          538,750
---------------------------------------------------------------
United Panam Financial Corp.(a)        242,500        1,242,813
---------------------------------------------------------------
                                                      5,471,638
---------------------------------------------------------------

CONTAINERS (METAL & GLASS)-0.46%

Silgan Holdings, Inc.(a)               230,000        5,750,000
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-1.15%

AmeriSource Health Corp.-Class
  A(a)                                  95,000        4,981,563
---------------------------------------------------------------
JP Foodservice, Inc.(a)                100,750        4,785,625
---------------------------------------------------------------
Performance Food Group Co.(a)          175,000        4,243,750
---------------------------------------------------------------
Weider Nutrition International,
  Inc.                                 100,000          493,750
---------------------------------------------------------------
                                                     14,504,688
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.14%

American Power Conversion
  Corp.(a)                             110,000        4,668,125
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ELECTRICAL EQUIPMENT-(CONTINUED)

PCD, Inc.(a)                           150,000   $    1,912,500
---------------------------------------------------------------
Pinnacle Systems, Inc.(a)              120,000        4,080,000
---------------------------------------------------------------
SCI Systems, Inc.(a)                    95,000        3,752,500
---------------------------------------------------------------
                                                     14,413,125
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.36%

EFTC Corp.(a)                          100,000          262,500
---------------------------------------------------------------
Quanta Services, Inc.(a)               300,300        4,335,581
---------------------------------------------------------------
                                                      4,598,081
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-1.08%

Apex PC Solutions, Inc.(a)             180,000        4,702,500
---------------------------------------------------------------
Microchip Technology, Inc.(a)          160,000        4,330,000
---------------------------------------------------------------
Sipex Corp.(a)                         165,000        4,578,750
---------------------------------------------------------------
                                                     13,611,250
---------------------------------------------------------------

ENTERTAINMENT-0.66%

Alliance Atlantis Communications
  Corp.-Class B (Canada)(a)             60,000        1,117,500
---------------------------------------------------------------
Loews Cineplex Entertainment
  Corp.(a)                             319,500        3,354,750
---------------------------------------------------------------
Metro-Goldwyn-Mayer Inc.(a)            100,000          968,750
---------------------------------------------------------------
Metro-Goldwyn-Mayer Inc.,
  Rights(a)                            128,900          161,125
---------------------------------------------------------------
Metromedia International Group,
  Inc.(a)                              200,000        1,225,000
---------------------------------------------------------------
Sports Club Co., Inc. (The)(a)         302,300        1,435,925
---------------------------------------------------------------
                                                      8,263,050
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.71%

AMRESCO, Inc.(a)                        60,000          416,250
---------------------------------------------------------------
FirstCity Financial Corp.(a)           160,000        2,120,000
---------------------------------------------------------------
Hamilton Bancorp, Inc.(a)              100,000        2,750,000
---------------------------------------------------------------
Insignia/ESG Holdings, Inc.(a)          30,000          382,500
---------------------------------------------------------------
Medallion Financial Corp.              227,000        4,029,250
---------------------------------------------------------------
MGIC Investment Corp.                   20,000          780,000
---------------------------------------------------------------
Mutual Risk Management Ltd.             30,000        1,014,375
---------------------------------------------------------------
PMI Group, Inc. (The)                   39,000        1,967,063
---------------------------------------------------------------
Rock Financial Corp.                   200,000        1,012,500
---------------------------------------------------------------
SEI Corp.                               85,000        7,044,375
---------------------------------------------------------------
                                                     21,516,313
---------------------------------------------------------------

FOODS-1.63%

American Italian Pasta Co.-Class
  A(a)                                 256,000        5,888,000
---------------------------------------------------------------
International Home Foods, Inc.(a)      195,000        3,461,250
---------------------------------------------------------------
Keebler Foods Co.(a)                   155,500        4,470,625
---------------------------------------------------------------
Suiza Foods Corp.(a)                   104,900        3,422,363
---------------------------------------------------------------
Universal Foods Corp.                  149,800        3,248,787
---------------------------------------------------------------
                                                     20,491,025
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.42%

Harrah's Entertainment, Inc.(a)        154,800        2,186,550
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-(CONTINUED)

International Game Technology          135,000   $    3,045,938
---------------------------------------------------------------
                                                      5,232,488
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-0.56%

Allergan, Inc.                          75,000        4,682,813
---------------------------------------------------------------
IVAX Corp.(a)                          250,000        2,375,000
---------------------------------------------------------------
                                                      7,057,813
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-2.21%

Barr Laboratories, Inc.(a)             150,700        5,152,056
---------------------------------------------------------------
Forest Laboratories, Inc.(a)           110,000        4,599,375
---------------------------------------------------------------
Jones Medical Industries, Inc.         142,000        4,588,375
---------------------------------------------------------------
Mylan Laboratories, Inc.               130,000        4,476,875
---------------------------------------------------------------
North American Vaccine, Inc.(a)         60,000          907,500
---------------------------------------------------------------
Parexel International Corp.(a)          75,000        1,654,688
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)        115,000        6,396,875
---------------------------------------------------------------
                                                     27,775,744
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.49%

Health Management Associates,
  Inc.-Class A(a)                      197,250        3,513,516
---------------------------------------------------------------
New American Healthcare Corp.(a)       250,000        2,656,250
---------------------------------------------------------------
                                                      6,169,766
---------------------------------------------------------------

HEALTH CARE (LONG TERM
  CARE)-0.50%

Mariner Post-Acute Network,
  Inc.(a)                              185,000        1,075,313
---------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)       120,000        5,167,500
---------------------------------------------------------------
                                                      6,242,813
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.53%

Alternative Living Services,
  Inc.(a)                               85,000        2,220,625
---------------------------------------------------------------
American Oncology Resources,
  Inc.(a)                               45,000          599,063
---------------------------------------------------------------
Express Scripts, Inc.-Class A(a)        40,000        3,907,500
---------------------------------------------------------------
                                                      6,727,188
---------------------------------------------------------------
HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-3.39%

Biomet, Inc.                           110,000        3,733,125
---------------------------------------------------------------
Coopers Companies, Inc.(a)             208,000        4,940,000
---------------------------------------------------------------
Cyberonics, Inc.                       105,000          630,000
---------------------------------------------------------------
DVI, Inc.(a)                            77,000        1,203,125
---------------------------------------------------------------
Henry Schein, Inc.(a)                  120,000        4,642,500
---------------------------------------------------------------
Lifecore Biomedical, Inc.(a)           272,100        1,938,713
---------------------------------------------------------------
Maxxim Medical, Inc.(a)                140,000        3,535,000
---------------------------------------------------------------
Mini Med, Inc.(a)                       55,000        3,052,500
---------------------------------------------------------------
PSS World Medical, Inc.(a)             230,000        5,088,750
---------------------------------------------------------------
Sofamor Danek Group, Inc.(a)            45,000        4,573,125
---------------------------------------------------------------
Steris Corp.(a)                         75,000        1,725,000
---------------------------------------------------------------
Sybron International Corp.(a)          234,900        5,813,775
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-(CONTINUED)

Trex Medical Corp.(a)                  150,000   $    1,837,500
---------------------------------------------------------------
                                                     42,713,113
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-3.62%

Advance Paradigm, Inc.(a)              220,000        7,260,000
---------------------------------------------------------------
BioReliance Corp(a)                     50,000          400,000
---------------------------------------------------------------
Boron, LePore & Associates,
  Inc.(a)                               94,900        2,562,300
---------------------------------------------------------------
Capital Senior Living Corp.(a)         270,000        3,172,500
---------------------------------------------------------------
Covance, Inc.(a)                       105,000        2,926,875
---------------------------------------------------------------
First Consulting Group, Inc.(a)        255,800        4,204,713
---------------------------------------------------------------
MAXIMUS, Inc.(a)                        39,000        1,131,000
---------------------------------------------------------------
Ocular Sciences, Inc.(a)               171,100        4,298,888
---------------------------------------------------------------
Omnicare, Inc.                         125,700        4,344,506
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                              289,900        5,489,981
---------------------------------------------------------------
PharMerica, Inc.(a)                    365,000        1,231,875
---------------------------------------------------------------
Renex Corp.(a)                         200,000          900,000
---------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                             105,000        3,885,000
---------------------------------------------------------------
Ventana Medical Systems, Inc.(a)       208,000        3,848,000
---------------------------------------------------------------
                                                     45,655,638
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.29%

Service Experts, Inc.(a)               122,300        3,691,931
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.23%

Dial Corp. (The)                       105,000        2,894,063
---------------------------------------------------------------

HOUSEWARES-0.49%

Central Garden and Pet Co.(a)          188,000        3,713,000
---------------------------------------------------------------
Helen of Troy Ltd.(a)                  100,000        1,487,500
---------------------------------------------------------------
Windmere-Durable Holdings Inc.(a)      125,000          960,938
---------------------------------------------------------------
                                                      6,161,438
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.83%

ESG Re Ltd. (United Kingdom)            77,700        1,437,450
---------------------------------------------------------------
Healthcare Recoveries, Inc.(a)         279,800        2,832,975
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         120,000        4,980,000
---------------------------------------------------------------
PAULA Financial                        151,500        1,202,531
---------------------------------------------------------------
                                                     10,452,956
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.18%

Horace Mann Educators Corp.             81,000        2,318,625
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-1.99%

Amerin Corp.(a)                        220,000        4,702,500
---------------------------------------------------------------
CMAC Investment Corp.                   73,000        3,056,875
---------------------------------------------------------------
CNA Surety Corp.(a)                    249,700        3,511,406
---------------------------------------------------------------
Everest Reinsurance Holdings,
  Inc.                                  86,000        2,961,626
---------------------------------------------------------------
Fidelity National Financial, Inc.       90,000        2,767,500
---------------------------------------------------------------
HCC Insurance Holdings, Inc.           150,000        2,690,625
---------------------------------------------------------------
Reliance Group Holdings, Inc.          220,000        3,066,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
INSURANCE (PROPERTY-CASUALTY)-(CONTINUED)

Transatlantic Holdings, Inc.            30,000   $    2,340,000
---------------------------------------------------------------
                                                     25,096,782
---------------------------------------------------------------

INSURANCE BROKERS-0.16%

Annuity and Life Re, Ltd.
  (Bermuda)(a)                          87,400        2,042,975
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-0.20%

EVEREN Capital Corp.                   125,000        2,546,875
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.94%

Affiliated Managers Group,
  Inc.(a)                              225,000        5,006,250
---------------------------------------------------------------
Conning Corp.                           70,000        1,032,500
---------------------------------------------------------------
Knight/Trimark Group, Inc.(a)          400,000        3,250,000
---------------------------------------------------------------
Waddell & Reed Financial, Inc.         125,000        2,617,188
---------------------------------------------------------------
                                                     11,905,938
---------------------------------------------------------------

INVESTMENTS-0.05%

Security Capital Group Inc.-Class
  B(a)                                  36,700          584,906
---------------------------------------------------------------

LAND DEVELOPMENT-0.25%

Silverleaf Resorts, Inc.(a)            268,000        3,165,750
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.88%

Family Golf Centers, Inc.(a)           149,800        3,155,163
---------------------------------------------------------------
GTECH Holdings Corp.(a)                 55,000        1,320,000
---------------------------------------------------------------
International Speedway Corp.           122,600        3,785,275
---------------------------------------------------------------
North Face, Inc. (The)(a)              165,000        1,969,687
---------------------------------------------------------------
Travis Boats & Motors, Inc.(a)          49,500          813,656
---------------------------------------------------------------
                                                     11,043,781
---------------------------------------------------------------

LODGING-HOTELS-0.82%

American Skiing Co.(a)                  70,000          625,625
---------------------------------------------------------------
Four Seasons Hotels, Inc.
  (Canada)                             100,000        2,300,000
---------------------------------------------------------------
Prime Hospitality Corp.(a)             120,000        1,095,000
---------------------------------------------------------------
Royal Caribbean Cruises Ltd.           140,000        3,902,500
---------------------------------------------------------------
Vail Resorts Inc.(a)                    91,700        2,452,975
---------------------------------------------------------------
                                                     10,376,100
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.03%

Industrial Distribution Group,
  Inc.(a)                               45,100          326,975
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-2.55%

Alpine Group, Inc.(The)(a)             169,700        2,863,688
---------------------------------------------------------------
American Bank Note Holographics,
  Inc.(a)                              545,500        5,148,156
---------------------------------------------------------------
Amor Holdings, Inc.(a)                 100,000        1,043,750
---------------------------------------------------------------
First Years, Inc. (The)                390,000        6,142,500
---------------------------------------------------------------
Howmet International Inc.(a)           290,000        4,350,000
---------------------------------------------------------------
Mettler-Toledo International
  Inc.(a)                              202,000        4,418,750
---------------------------------------------------------------
Superior TeleCom Inc.                   70,100        3,014,300
---------------------------------------------------------------
U.S.A. Floral Products, Inc.(a)        120,000        1,095,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MANUFACTURING (SPECIALIZED)-(CONTINUED)

US Filter Corp.(a)                     190,000   $    4,025,625
---------------------------------------------------------------
                                                     32,101,769
---------------------------------------------------------------

METAL FABRICATORS-0.38%

Metal USA Inc.(a)                      480,000        4,770,000
---------------------------------------------------------------

NATURAL GAS-0.26%

KN Energy, Inc.                         65,000        3,229,688
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.76%

Daisytek International Corp.(a)        230,000        3,464,375
---------------------------------------------------------------
Knoll, Inc.(a)                         100,000        2,700,000
---------------------------------------------------------------
School Specialty, Inc.(a)              214,102        3,372,107
---------------------------------------------------------------
                                                      9,536,482
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.07%

Tuboscope Vetco International
  Corp.(a)                              70,000          866,250
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-2.19%

Anadarko Petroleum Corp.               104,600        3,543,325
---------------------------------------------------------------
Apache Corp.                           135,000        3,822,188
---------------------------------------------------------------
Benton Oil & Gas Co.(a)                 90,000          461,250
---------------------------------------------------------------
Devon Energy Corp.                     125,000        4,234,375
---------------------------------------------------------------
Newfield Exploration Co.(a)             50,000        1,215,625
---------------------------------------------------------------
Noble Affiliates, Inc.                 130,000        4,257,500
---------------------------------------------------------------
Ocean Energy, Inc.(a)                  150,000        1,875,000
---------------------------------------------------------------
Snyder Oil Corp.                       205,000        3,267,187
---------------------------------------------------------------
Stolt Comex Seaway, S.A. (United
  Kingdom)(a)                          100,000        1,031,250
---------------------------------------------------------------
Union Pacific Resources Group
  Inc.                                 299,800        3,897,400
---------------------------------------------------------------
                                                     27,605,100
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.21%

Pope & Talbot, Inc.                     96,500          910,719
---------------------------------------------------------------
Wausau-Mosinee Paper Corp.             100,000        1,743,750
---------------------------------------------------------------
                                                      2,654,469
---------------------------------------------------------------

PERSONAL CARE-1.69%

Chattem, Inc.(a)                       149,900        4,159,725
---------------------------------------------------------------
NBTY, Inc.(a)                          434,700        3,477,600
---------------------------------------------------------------
Playtex Products, Inc.(a)              251,700        3,319,294
---------------------------------------------------------------
Rexall Sundown, Inc.(a)                200,000        3,587,500
---------------------------------------------------------------
Steiner Leisure Ltd.(a)                130,000        3,168,750
---------------------------------------------------------------
Twinlab Corp.(a)                       160,000        3,550,000
---------------------------------------------------------------
                                                     21,262,869
---------------------------------------------------------------

PUBLISHING-1.01%

IDG Books Worldwide, Inc.(a)           329,800        5,111,900
---------------------------------------------------------------
Petersen Companies, Inc.
  (The)-Class A(a)                     110,000        2,921,875
---------------------------------------------------------------
Scholastic Corp.(a)                    120,000        4,732,500
---------------------------------------------------------------
                                                     12,766,275
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RAILROADS-0.34%

Kansas City Southern Industries,
  Inc.                                 110,300   $    4,260,338
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUST-2.67%

AMRESCO Capital Trust Inc.             265,500        2,157,188
---------------------------------------------------------------
Apartment Investment & Management
  Co.                                  100,000        3,493,750
---------------------------------------------------------------
Apartment Investment & Management
  Co., Series E Conv. Pfd.              11,790          468,653
---------------------------------------------------------------
CarrAmerica Realty Corp.               100,000        2,250,000
---------------------------------------------------------------
CCA Prison Realty Trust                 50,000        1,175,000
---------------------------------------------------------------
Colonial Properties Trust              100,000        2,750,000
---------------------------------------------------------------
Corporate Office Properties
  Trust, Inc.                          380,000        2,897,500
---------------------------------------------------------------
Correctional Properties Trust          207,400        4,031,337
---------------------------------------------------------------
Equity Office Properties Trust         108,000        2,592,000
---------------------------------------------------------------
Great Lakes REIT, Inc.                  40,000          657,500
---------------------------------------------------------------
Kilroy Realty Corp.                    150,000        3,328,125
---------------------------------------------------------------
Manufactured Home Communities,
  Inc.                                 130,000        3,241,875
---------------------------------------------------------------
MeriStar Hospitality Corp.              85,000        1,572,500
---------------------------------------------------------------
Weeks Corp.                            105,000        3,051,562
---------------------------------------------------------------
                                                     33,666,990
---------------------------------------------------------------

RESTAURANTS-1.58%

Avado Brands, Inc.                     300,000        2,362,500
---------------------------------------------------------------
Brinker International, Inc.(a)         192,000        4,644,000
---------------------------------------------------------------
CEC Entertainment Inc.(a)              150,000        4,237,500
---------------------------------------------------------------
Dave & Buster's, Inc.(a)               144,900        2,716,875
---------------------------------------------------------------
Logan's Roadhouse, Inc.(a)              40,000          700,000
---------------------------------------------------------------
Rainforest Cafe, Inc.(a)               150,000          993,750
---------------------------------------------------------------
Starbucks Corp.(a)                      97,000        4,207,375
---------------------------------------------------------------
                                                     19,862,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.18%

Eagle Hardware & Garden, Inc.(a)       100,000        2,325,000
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.79%

CDW Computer Centers, Inc.(a)           60,000        4,496,250
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)           61,800        2,811,900
---------------------------------------------------------------
Tech Data Corp.(a)                      67,000        2,638,125
---------------------------------------------------------------
                                                      9,946,275
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.58%

Consolidated Stores Corp.(a)            56,400          927,075
---------------------------------------------------------------
Family Dollar Stores, Inc.             283,600        5,140,250
---------------------------------------------------------------
K & G Men's Center, Inc.(a)            149,100        1,248,712
---------------------------------------------------------------
                                                      7,316,037
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.92%

Dominick's Supermarkets, Inc.(a)        48,100        2,347,881
---------------------------------------------------------------
Whole Foods Market, Inc.(a)            100,000        4,006,250
---------------------------------------------------------------
Wild Oats Markets Inc.(a)              210,000        5,171,250
---------------------------------------------------------------
                                                     11,525,381
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (GENERAL
  MERCHANDISE)-0.18%

Signet Group PLC (United
  Kingdom)(a)                        2,320,000   $    1,239,610
---------------------------------------------------------------
Signet Group PLC-ADR (United
  Kingdom)(a)                           60,000          967,500
---------------------------------------------------------------
                                                      2,207,110
---------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.36%

Micro Warehouse, Inc.(a)               205,000        4,471,563
---------------------------------------------------------------

RETAIL (SPECIALTY)-5.62%

Bed Bath & Beyond, Inc.(a)             100,000        2,756,250
---------------------------------------------------------------
Brookstone, Inc.(a)                     85,000          972,188
---------------------------------------------------------------
Casey's General Stores, Inc.           130,000        1,820,000
---------------------------------------------------------------
Cole National Corp.-Class A(a)          70,000        1,452,500
---------------------------------------------------------------
CSK Auto Corp.(a)                      147,400        3,841,612
---------------------------------------------------------------
Electronics Boutique Holdings
  Corp.(a)                             200,000        2,500,000
---------------------------------------------------------------
Finish Line, Inc. (The)-Class
  A(a)                                  70,000          743,750
---------------------------------------------------------------
Group 1 Automotive, Inc.(a)             90,000        1,541,250
---------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)        170,000        4,600,625
---------------------------------------------------------------
Home Choice Holdings Inc.(a)           189,100        2,470,119
---------------------------------------------------------------
Hot Topic, Inc.(a)                      86,000        1,612,500
---------------------------------------------------------------
Just for Feet, Inc.(a)                 198,900        3,368,869
---------------------------------------------------------------
Linens 'N Things, Inc.(a)              310,300        9,599,906
---------------------------------------------------------------
Lithia Motors, Inc.-Class A(a)         135,000        2,025,000
---------------------------------------------------------------
Michaels Stores, Inc.(a)               172,000        3,440,000
---------------------------------------------------------------
Musicland Stores Corp.(a)              300,000        3,956,250
---------------------------------------------------------------
PETsMART Inc.(a)                       180,000        1,293,750
---------------------------------------------------------------
Pier 1 Imports, Inc.                   232,500        2,150,625
---------------------------------------------------------------
Polo Ralph Lauren Corp.(a)             100,000        2,081,250
---------------------------------------------------------------
Rainbow Rentals, Inc.(a)               172,000        1,709,250
---------------------------------------------------------------
Renters Choice, Inc.(a)                129,900        3,223,144
---------------------------------------------------------------
Rent-Way, Inc.(a)                       97,900        2,312,887
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)               185,000        5,041,250
---------------------------------------------------------------
Zale Corp.(a)                          265,000        6,277,188
---------------------------------------------------------------
                                                     70,790,163
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.52%

Abercrombie & Fitch Co.-Class
  A(a)                                  70,000        2,778,125
---------------------------------------------------------------
Goody's Family Clothing, Inc.(a)        82,500          881,718
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)          90,000        2,182,500
---------------------------------------------------------------
Stage Stores, Inc.(a)                   50,000          662,500
---------------------------------------------------------------
                                                      6,504,843
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.26%

Allied Capital Corp.                   175,000        3,281,250
---------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-3.46%

Abacus Direct Corp.(a)                 115,000        5,606,250
---------------------------------------------------------------
Acxiom Corp.(a)                        196,000        4,924,500
---------------------------------------------------------------
Forrester Research, Inc.(a)            109,300        3,524,925
---------------------------------------------------------------
Getty Images, Inc. (United
  Kingdom)(a)                           30,000          369,375
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (ADVERTISING/MARKETING)-(CONTINUED)

Hagler Bailly, Inc.(a)                 160,000   $    3,760,000
---------------------------------------------------------------
HA-LO Industries, Inc.(a)              150,000        4,237,500
---------------------------------------------------------------
Information Resources, Inc.(a)         155,000        1,230,312
---------------------------------------------------------------
Lamar Advertising Co.(a)               225,000        7,024,218
---------------------------------------------------------------
Market Facts, Inc.(a)                  173,800        4,062,575
---------------------------------------------------------------
Nielsen Media Research                 200,000        2,837,500
---------------------------------------------------------------
Snyder Communications, Inc.(a)          90,000        3,211,875
---------------------------------------------------------------
Young & Rubicam, Inc.(a)               108,500        2,834,563
---------------------------------------------------------------
                                                     43,623,593
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-7.21%

ABR Information Services, Inc.(a)      239,900        4,528,112
---------------------------------------------------------------
Advantage Learning Systems,
  Inc.(a)                               55,400        2,548,400
---------------------------------------------------------------
Avis Rent A Car, Inc.(a)               140,400        2,860,650
---------------------------------------------------------------
Bright Horizons Family Solutions,
  Inc.(a)                              189,992        3,514,852
---------------------------------------------------------------
Career Education Corp.(a)               51,700        1,266,650
---------------------------------------------------------------
Cerner Corp.(a)                         45,000        1,006,875
---------------------------------------------------------------
Equity Corp. International(a)          200,000        4,962,500
---------------------------------------------------------------
G & K Services, Inc.-Class A            53,500        2,447,625
---------------------------------------------------------------
Galileo International, Inc.            126,700        4,806,681
---------------------------------------------------------------
Hertz Corp.-Class A                     87,000        3,115,687
---------------------------------------------------------------
Inspire Insurance Solutions,
  Inc.(a)                              172,500        4,312,500
---------------------------------------------------------------
Iron Mountain, Inc.(a)                 150,000        4,584,375
---------------------------------------------------------------
LaSalle Partners, Inc.(a)               71,900        2,103,075
---------------------------------------------------------------
MemberWorks, Inc.(a)                   100,000        2,312,500
---------------------------------------------------------------
Metzler Group, Inc.(a)                 180,000        7,560,000
---------------------------------------------------------------
PalEx, Inc.(a)                         125,000          875,000
---------------------------------------------------------------
Pegasus Systems, Inc.(a)               250,000        4,343,750
---------------------------------------------------------------
Pittston Brink's Group                  70,000        2,082,500
---------------------------------------------------------------
Primark Corp.(a)                       143,000        3,861,000
---------------------------------------------------------------
Protection One, Inc.                   281,000        3,161,250
---------------------------------------------------------------
Regis Corp.                            156,800        4,811,800
---------------------------------------------------------------
Rental Service Corp.(a)                140,000        3,115,000
---------------------------------------------------------------
Sotheby's Holdings, Inc.-Class A        55,000        1,189,375
---------------------------------------------------------------
Strayer Education, Inc.                 25,000          850,000
---------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)       205,000        6,329,375
---------------------------------------------------------------
Trammell Crow Co.(a)                    46,600        1,007,725
---------------------------------------------------------------
Travel Services International,
  Inc.(a)                              260,000        5,265,000
---------------------------------------------------------------
United Rentals, Inc.(a)                 38,500        1,034,688
---------------------------------------------------------------
United Road Services, Inc.(a)           60,000          960,000
---------------------------------------------------------------
                                                     90,816,945
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-3.07%

Cotelligent Group, Inc.(a)             187,500        3,539,063
---------------------------------------------------------------
Gartner Group, Inc.-Class A(a)         157,000        3,120,375
---------------------------------------------------------------
Insight Enterprises, Inc.(a)           150,000        4,350,000
---------------------------------------------------------------
Keane, Inc.(a)                          95,000        3,158,750
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (COMPUTER SYSTEMS)-(CONTINUED)

Policy Management Systems
  Corp.(a)                             155,000   $    7,042,812
---------------------------------------------------------------
Shared Medical Systems Corp.            40,000        1,995,000
---------------------------------------------------------------
SunGard Data Systems Inc.(a)           341,900       11,539,125
---------------------------------------------------------------
Sykes Enterprises, Inc.(a)             196,900        3,864,162
---------------------------------------------------------------
                                                     38,609,287
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-3.64%

4Front Software International,
  Inc.(a)                              335,000        2,721,875
---------------------------------------------------------------
Billing Concepts Corp.(a)              106,700        1,507,138
---------------------------------------------------------------
BISYS Group, Inc.(a)                   200,000        8,750,000
---------------------------------------------------------------
Computer Horizons Corp.(a)              85,000        1,955,000
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                              150,000        8,175,000
---------------------------------------------------------------
DST Systems, Inc.(a)                    45,000        2,250,000
---------------------------------------------------------------
Fiserv, Inc.(a)                        115,000        5,347,500
---------------------------------------------------------------
Lason Holdings, Inc.(a)                 76,400        4,182,900
---------------------------------------------------------------
MedQuist, Inc.(a)                       97,900        2,637,180
---------------------------------------------------------------
NOVA Corp.(a)                          144,400        4,169,550
---------------------------------------------------------------
Transaction Network Services,
  Inc.(a)                              151,900        4,158,262
---------------------------------------------------------------
                                                     45,854,405
---------------------------------------------------------------

SERVICES (ELECTRONICS MANUFACTURING)-0.18%

Celestica Inc. (Canada)(a)             125,000        2,289,062
---------------------------------------------------------------
SERVICES (EMPLOYMENT)-0.72%
Metamor Worldwide, Inc.(a)             135,000        3,467,813
---------------------------------------------------------------
Syntel, Inc.(a)                        165,000        2,310,000
---------------------------------------------------------------
Vincam Group, Inc. (The)(a)            209,850        3,318,252
---------------------------------------------------------------
                                                      9,096,065
---------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-1.03%

Casella Waste Systems, Inc.(a)         190,000        5,605,000
---------------------------------------------------------------
Wackenhut Corrections Corp.(a)         179,700        4,413,880
---------------------------------------------------------------
Waste Connections, Inc(a)              156,900        2,981,100
---------------------------------------------------------------
                                                     12,999,980
---------------------------------------------------------------

SERVICES (GLOBAL INTERNET &
  TELECOMMUNICATION)-0.27%

Global Crossing Ltd. (Bermuda)(a)      120,000        3,450,000
---------------------------------------------------------------

SERVICES (INTERNATIONAL DATA NETWORK)-0.24%

Equant N.V.-New York Registered
  Shares (Netherlands)                  70,000        3,062,500
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.15%

Associated Group, Inc.
  (The)-Class A(a)                     150,000        5,062,500
---------------------------------------------------------------
International Telecommunication
  Data Systems, Inc.(a)                210,000        5,013,750
---------------------------------------------------------------
Metromedia Fiber Network, Inc.(a)      115,000        4,355,625
---------------------------------------------------------------
                                                     14,431,875
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TEXTILES (APPAREL)-0.65%

Columbia Sportswear Co.(a)             155,000   $    2,712,500
---------------------------------------------------------------
Nautica Enterprises, Inc.(a)            90,000        1,861,875
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)                 77,400        3,594,262
---------------------------------------------------------------
                                                      8,168,637
---------------------------------------------------------------

TRUCKERS-0.02%

Jevic Transportation, Inc.(a)           40,000          285,000
---------------------------------------------------------------

WASTE MANAGEMENT-0.71%

Superior Services, Inc.(a)             160,000        3,360,000
---------------------------------------------------------------
U.S. Liquids Inc.(a)                   225,000        3,403,125
---------------------------------------------------------------
Waste Industries, Inc.(a)               92,500        2,162,187
---------------------------------------------------------------
                                                      8,925,312
---------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $1,093,871,320)                             1,172,202,068
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
REPURCHASE AGREEMENT-6.44%(B)
Chase Securities, Inc., 5.55%,
  11/02/98(c)                      $81,076,324   $   81,076,324
---------------------------------------------------------------
    Total Repurchase Agreement
      (Cost $81,076,324)                             81,076,324
---------------------------------------------------------------
TOTAL INVESTMENTS-99.50%                          1,253,278,392
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.50%                                   6,271,155
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,259,549,547
===============================================================

Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sale price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 10/30/98 with a maturing value $200,092,500. Collateralized by $254,478,951 U.S. Government obligations, 5.00% to 16.00% due 05/20/02 to 10/15/28 with an aggregate market value at 10/31/98 of $204,000,718.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998

ASSETS:

Investments, at market value (cost
  $1,174,947,644)                             $1,253,278,392
------------------------------------------------------------
Receivables for:
  Investments sold                                10,646,034
------------------------------------------------------------
  Capital stock sold                               6,011,040
------------------------------------------------------------
  Dividends and interest                             274,546
------------------------------------------------------------
Investment for deferred compensation plan             12,692
------------------------------------------------------------
Other assets                                          95,850
------------------------------------------------------------
      Total assets                             1,270,318,554
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            7,028,076
------------------------------------------------------------
  Capital stock reacquired                         2,011,607
------------------------------------------------------------
  Deferred compensation                               12,692
------------------------------------------------------------
Accrued advisory fees                                638,189
------------------------------------------------------------
Accrued administrative services fees                   7,097
------------------------------------------------------------
Accrued directors' fees                                1,308
------------------------------------------------------------
Accrued distribution fees                            694,253
------------------------------------------------------------
Accrued transfer agent fees                          286,577
------------------------------------------------------------
Accrued operating expenses                            89,208
------------------------------------------------------------
      Total liabilities                           10,769,007
------------------------------------------------------------
Net assets applicable to shares outstanding   $1,259,549,547
------------------------------------------------------------

NET ASSETS:

Class A                                       $  717,263,173
============================================================
Class B                                       $  493,992,893
============================================================
Class C                                       $   48,293,481
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                     55,658,172
============================================================
Class B:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                     38,905,993
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      3,804,639
============================================================
Class A:
  Net asset value and redemption price per
    share                                     $        12.89
============================================================
  Offering price per share:
    (Net assets value of $12.89 divided by
    94.50%)                                   $        13.64
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        12.70
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        12.69
============================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:

Dividends (net of $7,234 foreign withholding
  tax)                                         $   5,602,027
------------------------------------------------------------
Interest                                           4,885,477
------------------------------------------------------------
    Total investment income                       10,487,504
------------------------------------------------------------

EXPENSES:

Advisory fees                                      7,886,238
------------------------------------------------------------
Administrative services fees                          85,252
------------------------------------------------------------
Custodian fees                                       123,565
------------------------------------------------------------
Directors' fees                                       14,203
------------------------------------------------------------
Distribution fees-Class A                          2,504,089
------------------------------------------------------------
Distribution fees-Class B                          4,422,958
------------------------------------------------------------
Distribution fees-Class C                            340,482
------------------------------------------------------------
Transfer agent fees-Class A                        1,551,766
------------------------------------------------------------
Transfer agent fees-Class B                        1,356,637
------------------------------------------------------------
Transfer agent fees-Class C                          110,412
------------------------------------------------------------
Other                                                470,468
------------------------------------------------------------
      Total expenses                              18,866,070
------------------------------------------------------------
Less: Expenses paid indirectly                       (45,992)
------------------------------------------------------------
      Net expenses                                18,820,078
------------------------------------------------------------
Net investment income (loss)                      (8,332,574)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (67,546,256)
------------------------------------------------------------
  Foreign currencies                                 (63,343)
------------------------------------------------------------
  Futures contracts                                 (261,825)
------------------------------------------------------------
  Option contracts written                           234,891
------------------------------------------------------------
                                                 (67,636,533)
------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         (113,912,197)
------------------------------------------------------------
  Futures contracts                                 (315,275)
------------------------------------------------------------
                                                (114,227,472)
------------------------------------------------------------
    Net gain (loss) from investment
      securities, foreign currencies, futures
      and option contracts                      (181,864,005)
------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(190,196,579)
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                   1998            1997
                                                              --------------   ------------
OPERATIONS:

  Net investment income (loss)                                $   (8,332,574)  $ (5,256,151)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
    securities, foreign currencies, futures and option
    contracts                                                    (67,636,533)    (6,205,853)
-------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies, futures and option
    contracts                                                   (114,227,472)   159,137,915
-------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
       operations                                               (190,196,579)   147,675,911
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        242,830,301    218,214,845
-------------------------------------------------------------------------------------------
  Class B                                                        274,584,791    235,598,112
-------------------------------------------------------------------------------------------
  Class C                                                         44,827,215     12,327,342
-------------------------------------------------------------------------------------------
       Net increase in net assets                                372,045,728    613,816,210
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            887,503,819    273,687,609
-------------------------------------------------------------------------------------------
  End of period                                               $1,259,549,547   $887,503,819
===========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,260,398,710   $706,543,586
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (21,335)       (10,996)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities, foreign currencies, futures and
    option contracts                                             (79,158,576)   (11,586,991)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                      78,330,748    192,558,220
-------------------------------------------------------------------------------------------
                                                              $1,259,549,547   $887,503,819
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1998
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Capital Development Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $8,322,235, undistributed net realized gains increased by 64,948 and paid-in capital decreased by 8,387,183 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
D. Accounting for Securities Sold Short--When the Fund sells common stock short, an amount equal to the proceeds of the sales is recorded as an asset. This asset is offset by a liability (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in "A" above. The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund will attempt to hedge against market risk by entering into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns. Such short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities may be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio may be wholly or partially offset by a corresponding loss in the short position.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $75,941,588 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, in the year 2006.
F. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
G. Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $85,252 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended October 31, 1998, AFS was paid $1,770,783 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $2,504,089, $4,422,958 and $340,482, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,536,318 from Class A capital stock transactions during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A capital stock. During the year ended October 31, 1998, AIM Distributors received $108,532 in contingent deferred sales charges imposed on redemptions of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended October 31, 1998, the Fund paid legal fees of $5,579 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $12,462 and $33,530, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $45,992 during the year ended October 31, 1998.

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1998 was $1,412,034,539 and $857,601,297, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1998, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities    $ 200,538,389
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (124,243,306)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $  76,295,083
===========================================================================


Cost of investments for tax purposes is $1,176,983,309.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                                                 OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    ---------
Beginning of period                                                 -      $       -
------------------------------------------------------------------------------------
Written                                                         1,600        321,591
------------------------------------------------------------------------------------
Closed                                                         (1,350)      (272,341)
------------------------------------------------------------------------------------
Exercised                                                        (100)       (11,575)
------------------------------------------------------------------------------------
Expired                                                          (150)       (37,675)
------------------------------------------------------------------------------------
End of period                                                       -      $       -
====================================================================================

NOTE 8-CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                                                           1998                            1997
                                                              ------------------------------    ---------------------------
                                                                 SHARES          AMOUNT           SHARES         AMOUNT
                                                              ------------   ---------------    -----------   -------------
Sold:
  Class A                                                      101,121,530   $ 1,487,557,560     33,846,855   $ 430,979,375
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       25,176,788       370,811,453     20,627,807     261,084,351
---------------------------------------------------------------------------------------------------------------------------
  Class C*                                                       4,336,475        62,530,399        850,531      12,426,338
---------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                      (85,122,675)   (1,244,727,259)   (16,847,317)   (212,764,530)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (6,860,398)      (96,226,662)    (2,062,227)    (25,486,239)
---------------------------------------------------------------------------------------------------------------------------
  Class C*                                                      (1,375,616)      (17,703,184)        (6,751)        (98,996)
---------------------------------------------------------------------------------------------------------------------------
                                                                37,276,104   $   562,242,307     36,408,898   $ 466,140,299
===========================================================================================================================
 * Class C shares commenced sales on August 4, 1997.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the two-year period ended October 31, 1998 and the period June 17, 1996 (date operations commenced) through October 31, 1996, for a share of Class B capital stock outstanding during each of the years in the two-year period ended October 31, 1998 and the period October 1, 1996 (date sales commenced) through October 31, 1996 and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                             CLASS A                               CLASS B                         CLASS C
                                ---------------------------------     ---------------------------------     ---------------------
                                  1998         1997        1996         1998         1997        1996         1998         1997
                                  ----       --------    --------       ----       --------    --------       ----         ----
Net asset value, beginning of
  period                        $  14.57     $  11.09    $  10.00     $  14.46     $  11.08    $  11.26     $  14.45     $  13.48
------------------------------  --------     --------    --------     --------     --------    --------     --------     --------
Income from investment
  operations:
    Net investment income
      (loss)()                     (0.06)(a)    (0.10)(a)   (0.01)(a)    (0.16)(a)    (0.20)(a)   (0.01)(a)    (0.16)(a)   (0.06)(a)
------------------------------  --------     --------    --------     --------     --------    --------     --------     --------
    Net gains (losses) on
      securities (both
      realized and unrealized)     (1.62)        3.58        1.10        (1.60)        3.58       (0.17)       (1.60)        1.03
------------------------------  --------     --------    --------     --------     --------    --------     --------     --------
        Total from investment
          operations               (1.68)        3.48        1.09        (1.76)        3.38       (0.18)       (1.76)        0.97
------------------------------  --------     --------    --------     --------     --------    --------     --------     --------
Net asset value, end of period  $  12.89     $  14.57    $  11.09     $  12.70     $  14.46    $  11.08     $  12.69     $  14.45
==============================  ========     ========    ========     ========     ========    ========     ========     ========
Total return(b)                   (11.53)%      31.38%      10.90%      (12.17)%      30.51%      (1.60)%     (12.18)%       7.20%
==============================  ========     ========    ========     ========     ========    ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                $717,263     $577,685    $251,253     $493,993     $297,623    $ 22,435     $ 48,293     $ 12,195
==============================  ========     ========    ========     ========     ========    ========     ========     ========
Ratio of expenses to average
  net assets(c)                    1.28%(d)     1.33%       1.35%(e)     2.02%(d)     2.09%       1.89%(e)     2.02%(d)     2.14%(e)
==============================  ========     ========    ========     ========     ========    ========     ========     ========
Ratio of net investment income
  (loss) to average net
  assets(f)                     (0.40)%(d)    (0.83)%    (0.29)%(e)   (1.14)%(d)    (1.59)%    (0.83)%(e)    (1.14)%(d)   (1.64)%(e)
==============================  ========     ========    ========     ========     ========    ========     ========     ========
Portfolio turnover rate               78%          41%         13%          78%          41%         13%          78%          41%
==============================  ========     ========    ========     ========     ========    ========     ========     ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.38% and 1.60% (annualized) for 1997-1996, for Class A, 2.14% and 2.28% (annualized) for
    1997-1996 for Class B and 2.19% (annualized) for 1997 for
    Class C.
(d) Ratios are based on average net assets of $715,454,107, $442,295,823 and $34,048,155 for Class A, Class B and Class
    C, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.88)% and (0.54)% (annualized) for 1997-1996 for Class A, (1.64)% and
    (1.22)% (annualized) for 1997-1996 for Class B and (1.69)%
    (annualized) for 1997 for Class C.

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Equity Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of the AIM Charter Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.



                                                /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP


                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-76.39%

AIR FREIGHT-0.35%

CNF Transportation Inc.                600,000   $   18,150,000
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.53%

UBS A.G. (Switzerland)(a)              100,001       27,425,406
---------------------------------------------------------------

BANKS (MONEY CENTER)-2.52%

BankAmerica Corp.                      500,000       28,718,750
---------------------------------------------------------------
Chase Manhattan Corp. (The)          1,800,000      102,262,500
---------------------------------------------------------------
                                                    130,981,250
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.62%

Comcast Corp.-Class A                  650,000       32,093,750
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.02%

Monsanto Co.                         1,300,000       52,812,500
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.62%

Lucent Technologies, Inc.              400,000       32,075,000
---------------------------------------------------------------

COMPUTERS (HARDWARE)-2.31%

Compaq Computer Corp.(b)               798,000       25,236,750
---------------------------------------------------------------
Dell Computer Corp.(a)                 650,000       42,656,250
---------------------------------------------------------------
International Business Machines
  Corp.                                350,000       51,953,125
---------------------------------------------------------------
                                                    119,846,125
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.58%

Ascend Communications, Inc.(a)         400,000       19,300,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)               1,000,000       63,000,000
---------------------------------------------------------------
                                                     82,300,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-4.30%

BMC Software, Inc.(a)                  400,000       19,225,000
---------------------------------------------------------------
Computer Sciences Corp.(a)             500,000       26,375,000
---------------------------------------------------------------
Compuware Corp.(a)                     300,000       16,256,250
---------------------------------------------------------------
HBO & Co.                            1,000,000       26,250,000
---------------------------------------------------------------
Microsoft Corp.(a)                   1,000,000      105,875,000
---------------------------------------------------------------
Novell, Inc.(a)                      2,000,000       29,750,000
---------------------------------------------------------------
                                                    223,731,250
---------------------------------------------------------------

CONSUMER FINANCE-1.74%

Household International, Inc.          500,000       18,281,250
---------------------------------------------------------------
MBNA Corp.                             800,000       18,250,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

CONSUMER FINANCE-(CONTINUED)

Providian Financial Corp.(b)           678,000   $   53,816,250
---------------------------------------------------------------
                                                     90,347,500
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.83%

Bergen Brunswig Corp.-Class A          300,000       14,643,750
---------------------------------------------------------------
Cardinal Health, Inc.                  300,000       28,368,750
---------------------------------------------------------------
                                                     43,012,500
---------------------------------------------------------------

ELECTRIC COMPANIES-0.72%

Edison International                   700,000       18,462,500
---------------------------------------------------------------
FPL Group, Inc.                        300,000       18,768,750
---------------------------------------------------------------
                                                     37,231,250
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.49%

General Electric Co.                 1,250,000      109,375,000
---------------------------------------------------------------
Honeywell, Inc.                        250,000       19,968,750
---------------------------------------------------------------
                                                    129,343,750
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.32%

Raytheon Co.-Class A                   300,000       16,800,000
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.51%

Intel Corp.                            300,000       26,756,250
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.37%

Applied Materials, Inc.(a)             550,000       19,078,125
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-7.95%

American Express Co.                   850,000       75,118,750
---------------------------------------------------------------
Associates First Capital
  Corp.-Class A(b)                     350,000       24,675,000
---------------------------------------------------------------
Citigroup Inc.                       1,500,000       70,593,750
---------------------------------------------------------------
Fannie Mae                           1,000,000       70,812,500
---------------------------------------------------------------
Freddie Mac                          1,400,000       80,500,000
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                       650,000       42,087,500
---------------------------------------------------------------
SunAmerica, Inc.                       700,000       49,350,000
---------------------------------------------------------------
                                                    413,137,500
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-4.86%

Abbott Laboratories                    500,000       23,468,750
---------------------------------------------------------------
American Home Products Corp.           500,000       24,375,000
---------------------------------------------------------------
Bristol-Myers Squibb Co.               600,000       66,337,500
---------------------------------------------------------------
Johnson & Johnson                      400,000       32,600,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (DIVERSIFIED)-(CONTINUED)

Warner-Lambert Co.(b)                1,350,000   $  105,806,250
---------------------------------------------------------------
                                                    252,587,500
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-7.22%

Lilly (Eli) & Co.                      800,000       64,750,000
---------------------------------------------------------------
Merck & Co., Inc.                      500,000       67,625,000
---------------------------------------------------------------
Pfizer Inc.                          1,400,000      150,237,500
---------------------------------------------------------------
Pharmacia & Upjohn, Inc.(b)          1,750,000       92,640,625
---------------------------------------------------------------
                                                    375,253,125
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-2.66%

Allegiance Corp.                       755,000       28,076,563
---------------------------------------------------------------
Arterial Vascular Engineering,
  Inc.(a)(b)                           600,000       18,450,000
---------------------------------------------------------------
Baxter International Inc.              300,000       17,981,250
---------------------------------------------------------------
Becton, Dickinson & Co.                600,000       25,275,000
---------------------------------------------------------------
Guidant Corp.                          250,000       19,125,000
---------------------------------------------------------------
Medtronic, Inc.                        450,000       29,250,000
---------------------------------------------------------------
                                                    138,157,813
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.53%

Omnicare, Inc.                         800,000       27,650,000
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-1.36%

Colgate-Palmolive Co.                  500,000       44,187,500
---------------------------------------------------------------
Procter & Gamble Co. (The)             300,000       26,662,500
---------------------------------------------------------------
                                                     70,850,000
---------------------------------------------------------------

HOUSEWARES-0.48%

Rubbermaid, Inc.                       750,000       24,890,625
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.31%

Ace, Ltd.                              500,000       16,937,500
---------------------------------------------------------------
American International Group, Inc.     600,000       51,150,000
---------------------------------------------------------------
                                                     68,087,500
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.50%

Allstate Corp. (The)                   600,000       25,837,500
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.80%

Merrill Lynch & Co., Inc.              700,000       41,475,000
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.54%

Franklin Resources, Inc.               744,100       28,136,281
---------------------------------------------------------------

LODGING-HOTELS-1.09%

Carnival Corp.                       1,750,000       56,656,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MACHINERY (DIVERSIFIED)-0.39%

Ingersoll-Rand Co.                     400,000   $   20,200,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-2.64%

Illinois Tool Works Inc.               250,000       16,031,250
---------------------------------------------------------------
Tyco International Ltd.              1,650,000      102,196,875
---------------------------------------------------------------
United Technologies Corp.              200,000       19,050,000
---------------------------------------------------------------
                                                    137,278,125
---------------------------------------------------------------

NATURAL GAS-1.43%

El Paso Energy Corp.                   550,000       19,490,625
---------------------------------------------------------------
Enron Corp.                            675,000       35,606,250
---------------------------------------------------------------
Williams Companies, Inc. (The)         700,000       19,206,250
---------------------------------------------------------------
                                                     74,303,125
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-1.59%

Baker Hughes, Inc.                   1,250,000       27,578,125
---------------------------------------------------------------
Halliburton Co.                        800,000       28,750,000
---------------------------------------------------------------
Schlumberger Ltd.                      500,000       26,250,000
---------------------------------------------------------------
                                                     82,578,125
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-1.08%

Conoco Inc.-Class A(a)               2,250,000       55,968,750
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-1.61%

Amoco Corp.                            300,000       16,837,500
---------------------------------------------------------------
Royal Dutch Petroleum Co.-New
  York Shares (Netherlands)          1,000,000       49,250,000
---------------------------------------------------------------
Texaco, Inc.                           300,000       17,793,750
---------------------------------------------------------------
                                                     83,881,250
---------------------------------------------------------------

PERSONAL CARE-0.23%

Avon Products, Inc.                    298,900       11,862,594
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.75%

Xerox Corp.                            400,000       38,750,000
---------------------------------------------------------------

PUBLISHING-0.35%

Dow Jones & Co., Inc.                  400,000       18,325,000
---------------------------------------------------------------

RAILROADS-0.40%

Kansas City Southern Industries,
  Inc.                                 542,700       20,961,787
---------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-0.19%

Crescent Real Estate Equities, Co.     400,000       10,025,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.32%

Lowe's Companies, Inc.                 500,000       16,843,750
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.19%

Ingram Micro, Inc.-Class A(a)(b)       222,200       10,110,100
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (DEPARTMENT STORES)-1.31%

Federated Department Stores,
  Inc.(a)                              600,000   $   23,062,500
---------------------------------------------------------------
Kohl's Corp.(a)                        350,000       16,734,375
---------------------------------------------------------------
Saks Inc.(a)                         1,233,300       28,057,575
---------------------------------------------------------------
                                                     67,854,450
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.35%

Family Dollar Stores, Inc.           1,000,000       18,125,000
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.69%

CVS Corp.(b)                           150,000        6,853,125
---------------------------------------------------------------
Walgreen Co.                           600,000       29,212,500
---------------------------------------------------------------
                                                     36,065,625
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-2.41%

Dayton Hudson Corp.                  1,000,000       42,375,000
---------------------------------------------------------------
Wal-Mart Stores, Inc.                1,200,000       82,800,000
---------------------------------------------------------------
                                                    125,175,000
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.32%

Washington Mutual, Inc.                450,000       16,846,875
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.24%

Service Corp. International            350,000       12,468,750
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.07%

Ceridian Corp.(a)                      325,000       18,646,875
---------------------------------------------------------------
Equifax, Inc.                          475,000       18,376,563
---------------------------------------------------------------
Fiserv, Inc.(a)                        400,000       18,600,000
---------------------------------------------------------------
                                                     55,623,438
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-3.19%

MCI WorldCom, Inc.(a)(b)             3,000,000      165,750,000
---------------------------------------------------------------

TELEPHONE-2.56%

Ameritech Corp.                        600,000       32,362,500
---------------------------------------------------------------
BellSouth Corp.                        450,000       35,915,625
---------------------------------------------------------------
SBC Communications, Inc.(b)          1,400,000       64,837,500
---------------------------------------------------------------
                                                    133,115,625
---------------------------------------------------------------

TOBACCO-2.95%

Philip Morris Companies, Inc.        3,000,000      153,375,000
---------------------------------------------------------------
    Total Common Stocks (Cost
      $2,927,834,541)                             3,970,191,119
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
CONVERTIBLE CORPORATE BONDS & NOTES-12.98%

AUTO PARTS & EQUIPMENT-0.22%

Magna International, Inc., Conv.
  Sub. Deb., 4.875%, 02/15/05     $ 11,000,000   $   11,247,500
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.30%

Jacor Communications, Inc.,
  Conv. Sr. LYON, 5.50%,
  06/12/11(c)                       20,000,000       15,450,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.48%

Comverse Technology, Inc., Conv.
  Sub. Deb., 4.50%, 07/01/05(d)
  (Acquired 06/25/98-10/15/98;
  Cost $17,000,000)                 17,500,000       16,253,125
---------------------------------------------------------------
Global Telesystems Group, Inc.,
  Conv. Sr. Sub. Deb., 5.75%,
  07/01/10                          42,250,000       37,708,125
---------------------------------------------------------------
Global Telesystems Group, Inc.,
  Conv. Sr. Sub. Notes, 8.75%,
  06/30/00                           1,100,000        2,283,875
---------------------------------------------------------------
Global Telesystems Group, Inc.,
  Conv. Sr. Sub. Notes, 8.75%,
  06/30/00(d) (Acquired
  02/05/98; Cost $13,002,080)       10,000,000       20,762,500
---------------------------------------------------------------
                                                     77,007,625
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.40%

Candescent Technology Corp.,
  Conv. Sr. Sub. Deb., 7.00%,
  05/01/03(d) (Acquired
  04/17/98; Cost $25,000,000)       25,000,000       21,000,000
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.39%

EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02                   25,000,000       72,218,750
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-3.58%

America Online, Inc., Conv. Sub.
  Notes, 4.00%, 11/15/02            37,500,000       94,265,625
---------------------------------------------------------------
America Online, Inc., Conv. Sub.
  Notes, 4.00%, 11/15/02(d)
  (Acquired 02/10/98; Cost
  $15,619,768)                      12,500,000       31,421,875
---------------------------------------------------------------
Network Associates, Inc., Conv.
  Sub. Deb., 4.00%, 02/13/18(c)     45,000,000       19,575,000
---------------------------------------------------------------
Platinum Technology, Inc., Conv.
  Sub. Notes, 6.25%, 12/15/02       10,000,000        8,250,000
---------------------------------------------------------------
Platinum Technology, Inc., Conv.
  Sub. Notes, 6.25%, 12/15/02(d)
  (Acquired 12/11/97-01/12/98;
  Cost $9,961,125)                  10,000,000        8,250,000
---------------------------------------------------------------
Veritas Software Corp., Conv.
  Sub. Notes, 5.25%, 11/01/04       17,500,000       24,368,750
---------------------------------------------------------------
                                                    186,131,250
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
ELECTRICAL EQUIPMENT-0.48%

SCI Systems, Inc., Conv. Sub.
  Notes, 5.00%, 05/01/06(d)
  (Acquired 10/20/98; Cost
  $20,135,415)                    $ 15,000,000   $   24,806,250
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.29%

Amkor Technology, Inc., Conv.
  Sub Notes, 5.75%, 05/01/03        26,000,000       14,885,000
---------------------------------------------------------------

FOOD-MISC. (DIVERSIFIED)-0.54%

Nestle Holding, Inc., Conv.
  Bond, 3.00%, 06/17/02
  (Switzerland)                     20,000,000       28,110,540
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.62%

Omnicare, Inc., Conv. Bond,
  5.00%, 12/01/07                   10,000,000       10,800,000
---------------------------------------------------------------
Omnicare, Inc., Conv. Sub. Deb.,
  5.00%, 12/01/07(d) (Acquired
  12/04/97; Cost $20,000,000)       20,000,000       21,600,000
---------------------------------------------------------------
                                                     32,400,000
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.40%

Loews Corp., Conv. Sub. Notes,
  3.125%, 09/15/07                  25,000,000       20,500,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.55%

Home Depot, Inc., Conv. Sub.
  Notes, 3.25%, 10/01/01            15,000,000       28,500,000
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.49%

Ingram Micro, Inc., Conv. Deb.,
  5.375%, 06/09/18(c)               70,000,000       25,637,500
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.37%

Rite Aid Corp., Conv. Sub.
  Notes, 5.25%, 09/15/02            15,000,000       19,012,500
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.54%

Costco Companies, Inc., Conv.
  Sub. Notes, 3.50%, 08/19/17(c)    40,000,000       28,250,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.43%

Staples Inc., Conv. Sub. Deb.,
  4.50%, 10/01/00(d) (Acquired
  10/23/97-12/30/97; Cost
  $13,054,000)                      10,000,000       22,225,000
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.39%

Affiliated Computer Services,
  Conv. Sub. Notes, 4.00%,
  03/15/05                           9,250,000        9,862,813
---------------------------------------------------------------
Affiliated Computer Services,
  Conv. Sub. Notes, 4.00%,
  03/15/05(d) (Acquired
  03/17/98; Cost $10,004,125)       10,000,000       10,662,500
---------------------------------------------------------------
                                                     20,525,313
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
WASTE MANAGEMENT-0.51%

United Waste Systems, Inc.,
  Conv. Sub. Notes, 4.50%,
  06/01/01                        $ 17,500,000   $   26,753,125
---------------------------------------------------------------
    Total Convertible Corporate
      Bonds & Notes (Cost
      $587,314,953)                                 674,660,353
---------------------------------------------------------------

                                     SHARES
CONVERTIBLE PREFERRED STOCKS-5.93%

BROADCASTING (TELEVISION, RADIO & CABLE)-1.65%

Chancellor Media Corp.-$3.00
  Conv. Pfd.                           275,000   $   22,275,000
---------------------------------------------------------------
MediaOne Group, Inc.-$2.25
  Series D Conv. Pfd.                  550,000       47,746,875
---------------------------------------------------------------
MediaOne Group, Inc.-$3.625
  Conv. Pfd.                           300,000       16,162,500
---------------------------------------------------------------
                                                     86,184,375
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.29%

Microsoft Corp.-$2.196 Series A
  Conv. Pfd.                           154,000       15,053,500
---------------------------------------------------------------

ELECTRIC COMPANIES-0.96%

Houston Industries, Inc.-$3.22
  Conv. Pfd.                           615,000       49,853,437
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.31%

McKesson Financing Trust, $2.50
  Conv. Pfd.                           150,000       15,975,000
---------------------------------------------------------------

HOME DECORATION PRODUCTS-0.36%

Newell Financial Trust,
  Inc.-$2.625 Conv. Pfd.               350,000       18,856,250
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.68%

Conseco, Inc.-$4.278 Conv.
  PRIDES                               300,000       35,700,000
---------------------------------------------------------------

LODGING-HOTELS-0.48%

Royal Caribbean Cruises
  Ltd.-$3.63 Conv. Pfd.                271,700       24,860,550
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.50%

CVS Corp.-$4.23 Conv. Pfd.             300,000       25,800,000
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.15%

Kmart Financing, Inc.-$3.875
  Conv. Pfd.                           140,000        7,761,250
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.28%

TJX Companies, Inc.-$7.00 Series
  E Conv. Pfd.                          35,000       14,348,425
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.27%

AirTouch Communications,
  Inc.-$1.74 Series B Conv. Pfd.       300,000       13,800,000
---------------------------------------------------------------
    Total Convertible Preferred
      Stocks (Cost $271,494,583)                    308,192,787
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
U.S. TREASURY NOTES-1.28%

9.125%, 05/15/99                  $ 20,000,000   $   20,488,800
---------------------------------------------------------------
11.75%, 02/15/01                    40,000,000       46,394,000
---------------------------------------------------------------
    Total U.S. Treasury Notes
      (Cost $68,093,945)                             66,882,800
---------------------------------------------------------------

REPURCHASE AGREEMENT-3.90%(e)

Dresdner Kleinwort, Benson,
  North America LLC, 5.55%,
  11/02/98(f) (Cost
  $202,557,788)                    202,557,788      202,557,788
---------------------------------------------------------------
TOTAL INVESTMENTS-100.48%                         5,222,484,847
---------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(0.48%)               (25,198,413)
---------------------------------------------------------------
NET ASSETS-100.00%                               $5,197,286,434
===============================================================

Abbreviations:

Conv.  - Convertible
Deb.   - Debentures
LYON  - Liquid Yield Option Notes
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security
Sr.    - Senior
Sub.   - Subordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of these securities are subject to call options written. See note
    7.
(c) Zero coupon bonds. Interest rate shown represents the rate of original issue discount.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/98 was $176,981,250, which represented 3.41% of the Fund's net assets.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor for its affiliates.
(f) Joint repurchase agreement entered into 10/30/98 with a maturing value of $300,138,750. Collateralized by $485,457,284 U.S. Government obligations, 0% to 8.50% due 01/07/99 to 08/01/37 with an aggregate market value at 10/31/98 of $306,003,830.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998

ASSETS:

Investments, at market value (cost
  $4,057,295,810)                             $5,222,484,847
------------------------------------------------------------
Receivables for:
  Investments sold                                13,449,956
------------------------------------------------------------
  Capital stock sold                               5,474,436
------------------------------------------------------------
  Dividends and interest                          15,664,282
------------------------------------------------------------
Investment for deferred compensation plan             62,521
------------------------------------------------------------
Other assets                                         133,187
------------------------------------------------------------
      Total assets                             5,257,269,229
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           36,176,235
------------------------------------------------------------
  Capital stock reacquired                         9,083,225
------------------------------------------------------------
  Deferred compensation                               62,521
------------------------------------------------------------
Options written (premiums received
  $8,091,351)                                      8,480,263
------------------------------------------------------------
Accrued advisory fees                              2,504,651
------------------------------------------------------------
Accrued administrative services fees                  12,550
------------------------------------------------------------
Accrued directors' fees                                4,000
------------------------------------------------------------
Accrued distribution fees                          2,409,172
------------------------------------------------------------
Accrued transfer agent fees                          923,434
------------------------------------------------------------
Accrued operating expenses                           326,744
------------------------------------------------------------
      Total liabilities                           59,982,795
------------------------------------------------------------
Net assets applicable to shares outstanding   $5,197,286,434
============================================================

NET ASSETS:

Class A                                       $3,706,938,087
============================================================
Class B                                       $1,408,687,133
============================================================
Class C                                       $   37,846,445
============================================================
Institutional Class                           $   43,814,769
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    278,255,520
============================================================
Class B:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    106,376,708
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      2,851,068
============================================================
Institutional Class:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      3,265,143
============================================================
Class A:
  Net asset value and redemption price per
    share                                     $        13.32
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.32
    divided by 94.50%)                        $        14.10
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        13.24
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        13.27
============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                           $        13.42
============================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:

Dividends (net of $827,299 foreign
  withholding tax)                             $ 61,756,240
-----------------------------------------------------------
Interest                                         40,582,343
-----------------------------------------------------------
      Total investment income                   102,338,583
-----------------------------------------------------------

EXPENSES:

Advisory fees                                    31,820,925
-----------------------------------------------------------
Administrative services fees                        152,008
-----------------------------------------------------------
Custodian fees                                      327,507
-----------------------------------------------------------
Directors' fees                                      38,648
-----------------------------------------------------------
Distribution fees-Class A                        11,101,044
-----------------------------------------------------------
Distribution fees-Class B                        12,843,741
-----------------------------------------------------------
Distribution fees-Class C                           216,922
-----------------------------------------------------------
Interest (Note 5)                                   412,451
-----------------------------------------------------------
Transfer agent fees-Class A                       4,902,143
-----------------------------------------------------------
Transfer agent fees-Class B                       2,508,122
-----------------------------------------------------------
Transfer agent fees-Class C                          49,570
-----------------------------------------------------------
Transfer agent fees-Institutional Class               3,895
-----------------------------------------------------------
Other                                             1,138,589
-----------------------------------------------------------
      Total expenses                             65,515,565
-----------------------------------------------------------
Less:   Fees waived by advisor                     (762,337)
-----------------------------------------------------------
      Expenses paid indirectly                     (239,868)
-----------------------------------------------------------
      Net expenses                               64,513,360
-----------------------------------------------------------
Net investment income                            37,825,223
-----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         204,168,591
-----------------------------------------------------------
  Foreign currencies                                985,214
-----------------------------------------------------------
  Futures contracts                              (3,768,370)
-----------------------------------------------------------
  Option contracts purchased                      2,119,600
-----------------------------------------------------------
  Option contracts written                        2,763,898
-----------------------------------------------------------
                                                206,268,933
-----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         256,495,600
-----------------------------------------------------------
  Foreign currencies                                 39,913
-----------------------------------------------------------
  Futures contracts                               2,332,675
-----------------------------------------------------------
  Option contracts written                       (3,953,364)
-----------------------------------------------------------
                                                254,914,824
-----------------------------------------------------------
  Net gain from investment securities,
    foreign currencies, futures and option
    contracts                                   461,183,757
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $499,008,980
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED OCTOBER 31, 1998 AND 1997

                                                                   1998              1997
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   37,825,223    $   25,716,155
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                     206,268,933       471,905,541
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             254,914,824       453,826,181
----------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations       499,008,980       951,447,877
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (28,039,987)      (29,364,689)
----------------------------------------------------------------------------------------------
  Class B                                                         (3,013,337)       (2,392,475)
----------------------------------------------------------------------------------------------
  Class C                                                            (47,378)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                               (445,449)         (438,502)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (346,531,949)     (162,219,599)
----------------------------------------------------------------------------------------------
  Class B                                                       (108,856,197)      (34,439,480)
----------------------------------------------------------------------------------------------
  Class C                                                           (819,962)           (2,594)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (3,989,466)       (1,797,486)
----------------------------------------------------------------------------------------------
Net equalization credits (See Note 1):
  Class A                                                                 --           292,768
----------------------------------------------------------------------------------------------
  Class B                                                                 --           189,770
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --             6,698
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        235,195,827       247,700,247
----------------------------------------------------------------------------------------------
  Class B                                                        350,425,592       397,291,935
----------------------------------------------------------------------------------------------
  Class C                                                         32,069,085         5,872,568
----------------------------------------------------------------------------------------------
  Institutional Class                                              3,464,509         4,247,713
----------------------------------------------------------------------------------------------
      Net increase in net assets                                 628,420,268     1,376,394,751
----------------------------------------------------------------------------------------------
NET ASSETS:

  Beginning of period                                          4,568,866,166     3,192,471,415
----------------------------------------------------------------------------------------------
  End of period                                               $5,197,286,434    $4,568,866,166
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $3,821,903,969    $3,199,855,109
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              9,291,857         2,895,981
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                    201,250,572       456,189,864
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   1,164,840,036       909,925,212
----------------------------------------------------------------------------------------------
                                                              $5,197,286,434    $4,568,866,166
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Charter Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide growth of capital, with current income as a secondary objective.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $1,010,651 and undistributed net realized gains decreased by $1,010,651 in order to comply with the requirements of the American Institute of Certified Public Accountants Statements of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Bond Premiums-It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
D. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.
F. Equalization-The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. Effective November 1, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization credits of $893,847 from undistributed net investment income to paid-in capital.

    This change has no effect on the net assets, the results of operations or the net asset value per share of the Fund.
G. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
I. Stock Index Futures Contracts-The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
J. Covered Call Options-The fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price.
    This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
K. Put options-The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. The waiver is entirely voluntary but approval is required by the Board of Directors for any decision by AIM to discontinue the waiver. During the year ended October 31, 1998, AIM waived fees of $762,337. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $152,008 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. On September 20, 1997, the Board of Directors approved appointment of AFS as transfer agent of the Institutional Class effective December 29, 1997. During the year ended October 31, 1998, AFS was paid $4,080,187 with respect to the Class A, Class B, and Class C shares and for the period December 29, 1997 through October 31, 1998, AFS was paid $3,312 with respect to the Institutional Class. Prior to the effective date of the agreement with AFS, the Fund paid A I M Institutional Fund Services, Inc. $583 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Class for the period November 1, 1997 through December 28, 1997.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $11,101,044, $12,843,741, and $216,922, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,892,699 from sales of Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $161,792 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, and FMC.
  During the year ended October 31, 1998, the Fund paid legal fees of $12,926 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $52,292 and $187,576, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $239,868 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. The maximum amount outstanding during the period ended October 31, 1998 was $117,134,000 while borrowings averaged $7,046,827 per day with a weighted average interest rate of 5.85%.
  The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1998 was $7,658,867,434 and $7,675,681,041, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1998, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities $1,195,598,611
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                       (60,184,443)
-------------------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                               $1,135,414,168
=========================================================================

Cost of investments for tax purposes is $4,087,070,679.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                        CALL OPTION CONTRACTS
                                      -------------------------
                                       NUMBER
                                         OF          PREMIUMS
                                      CONTRACTS      RECEIVED
                                      ---------     -----------
Beginning of Period                      26,305     $ 5,836,484
--------------------------------     ----------     -----------
Written                                 301,649      69,039,606
--------------------------------     ----------     -----------
Closed                                 (221,962)    (55,174,709)
--------------------------------     ----------     -----------
Exercised                               (31,495)     (6,226,655)
--------------------------------     ----------     -----------
Expired                                 (43,295)     (5,383,375)
--------------------------------     ----------     -----------
End of period                            31,202     $ 8,091,351
================================     ==========     ===========

Open call option contracts written at October 31, 1998 were as follows:

                                                                          OCTOBER 31,
                                                  NUMBER                     1998         UNREALIZED
                          CONTRACT      STRIKE      OF        PREMIUMS      MARKET      APPRECIATION/
        ISSUE              MONTH        PRICE    CONTRACTS    RECEIVED       VALUE      (DEPRECIATION)
        -----             --------      ------   ---------   ----------   -----------   --------------
Associates First
 Capital Corp.-Class
 A                          Nov         $ 70       1,000     $  595,980   $  331,250     $   264,730
---------------------     ------        ----     -------     ----------   ----------     -----------
Associates First
 Capital Corp.-Class
 A                          Nov           75       1,000        520,983      150,000         370,983
---------------------     ------        ----     -------     ----------   ----------     -----------
Arterial Vascular
 Engineering, Inc.          Nov           35       4,500        586,057      323,437         262,620
---------------------     ------        ----     -------     ----------   ----------     -----------
CVS Corp                    Nov           43       1,500        623,762      553,125          70,637
---------------------     ------        ----     -------     ----------   ----------     -----------
Compaq Computer Corp.       Nov           30       7,980        774,033    1,895,250      (1,121,217)
---------------------     ------        ----     -------     ----------   ----------     -----------
Ingram Micro, Inc.          Nov           45       2,222        798,782      569,388         229,394
---------------------     ------        ----     -------     ----------   ----------     -----------
MCI WorldCom, Inc.          Nov           55       2,500        539,357      414,063         125,294
---------------------     ------        ----     -------     ----------   ----------     -----------
Pharmacia & Upjohn,
 Inc.                       Nov           50       2,500        648,728      859,375        (210,647)
---------------------     ------        ----     -------     ----------   ----------     -----------
Providian Financial
 Corp.                      Nov           75       1,000        870,971      681,250         189,721
---------------------     ------        ----     -------     ----------   ----------     -----------
Providian Financial
 Corp.                      Nov           80       1,500        893,970      571,875         322,095
---------------------     ------        ----     -------     ----------   ----------     -----------
SBC Communications,
 Inc.                       Nov           45       4,000        513,502      837,500        (323,998)
---------------------     ------        ----     -------     ----------   ----------     -----------
Warner-Lambert Co.          Nov           70       1,500        725,226    1,293,750        (568,524)
---------------------     ------        ----     -------     ----------   ----------     -----------
                                                             $8,091,351   $8,480,263     $  (388,912)
=====================     ======        ====     =======     ==========   ==========     ===========

NOTE 8-CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                   1998                          1997
                       ----------------------------   --------------------------
                          SHARES          AMOUNT        SHARES         AMOUNT
                       -------------   ------------   -----------   ------------
Sold
  Class A                 65,753,775   $868,543,898    64,563,425   $804,527,781
---------------------  -------------   ------------   -----------   ------------
  Class B                 32,991,364    431,938,545    37,105,082    454,511,843
---------------------  -------------   ------------   -----------   ------------
  Class C*                 2,736,777     36,139,093       437,883      6,069,012
---------------------  -------------   ------------   -----------   ------------
  Institutional Class        568,334      7,594,968       600,091      7,589,130
---------------------  -------------   ------------   -----------   ------------
Issued as
  reinvestment of
  dividends:
  Class A                 29,328,588    355,378,824    16,507,011    181,612,880
---------------------  -------------   ------------   -----------   ------------
  Class B                  8,807,895    105,930,618     3,210,439     35,080,359
---------------------  -------------   ------------   -----------   ------------
  Class C*                    67,166        810,828           159          2,155
---------------------  -------------   ------------   -----------   ------------
  Institutional Class        351,483      4,295,496       193,613      2,149,460
---------------------  -------------   ------------   -----------   ------------
Reacquired:
  Class A                (75,327,509)  (988,726,895)  (59,039,148)  (738,440,414)
---------------------  -------------   ------------   -----------   ------------
  Class B                (14,417,738)  (187,443,571)   (7,456,466)   (92,300,267)
---------------------  -------------   ------------   -----------   ------------
  Class C*                  (376,288)    (4,880,836)      (14,629)      (198,599)
---------------------  -------------   ------------   -----------   ------------
  Institutional Class       (636,014)    (8,425,955)     (445,517)    (5,490,877)
---------------------  -------------   ------------   -----------   ------------
                          49,847,833   $621,155,013    55,661,943   $655,112,463
=====================  =============   ============   ===========   ============

* Class C commenced sales on August 4, 1997.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the five-year period ended October 31, 1998, for a share of Class B capital stock outstanding during each of the years in the three-year period ended October 31, 1998 and the period June 26, 1995 (date sales commenced) through October 31, 1995, and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                 1998           1997          1996          1995          1994
                                                              ----------     ----------    ----------    ----------    ----------
Net asset value, beginning of period                          $    13.41     $    11.19    $    10.63    $     8.90    $     9.46
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
Income from investment operations:
 Net investment income                                              0.12           0.10          0.19          0.15          0.21
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
 Net gains (losses) on securities (both realized and
   unrealized)                                                      1.23           2.91          1.43          2.11         (0.45)
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
   Total from investment operations                                 1.35           3.01          1.62          2.26         (0.24)
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
Less distributions:
 Dividends from net investment income                              (0.10)         (0.12)        (0.16)        (0.20)        (0.16)
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
 Distributions from net realized gains                             (1.34)         (0.67)        (0.90)        (0.33)        (0.16)
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
   Total distributions                                             (1.44)         (0.79)        (1.06)        (0.53)        (0.32)
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
Net asset value, end of period                                $    13.32     $    13.41    $    11.19    $    10.63    $     8.90
============================================================  ==========     ==========    ==========    ==========    ==========
Total return(a)                                                    11.20%         28.57%        16.70%        27.03%        (2.55)%
============================================================  ==========     ==========    ==========    ==========    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $3,706,938     $3,466,912    $2,647,208    $1,974,417    $1,579,074
============================================================  ==========     ==========    ==========    ==========    ==========
Ratio of expenses (exclusive of interest) to average net
 assets(b)                                                          1.08%(c)       1.09%         1.12%         1.17%         1.17%
============================================================  ==========     ==========    ==========    ==========    ==========
Ratio of net investment income to average net assets(d)             0.95%(c)       0.79%         1.81%         1.55%         2.32%
============================================================  ==========     ==========    ==========    ==========    ==========
Portfolio turnover rate                                              154%           170%          164%          161%          126%
============================================================  ==========     ==========    ==========    ==========    ==========
Borrowings for the period:
Amount of debt outstanding at end of period (000s omitted)            --             --            --            --            --
============================================================  ==========     ==========    ==========    ==========    ==========
Average amount of debt outstanding during the period (000s
 omitted)(e)                                                  $    5,164             --            --            --            --
============================================================  ==========     ==========    ==========    ==========    ==========
Average number of shares outstanding during the period (000s
 omitted)(e)                                                     280,987             --            --            --            --
============================================================  ==========     ==========    ==========    ==========    ==========
Average amount of debt per share during the period            $   0.0184             --            --            --            --
============================================================  ==========     ==========    ==========    ==========    ==========

(a) Does not deduct sales charges.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.10% and 1.10% for 1998-1997.

(c) Ratios are based on average net assets of $3,700,347,957.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.93% and 0.78% for 1998-1997.

(e) Averages computed on a daily basis.

                                                                            CLASS B                               CLASS C
                                                        -----------------------------------------------      ------------------
                                                           1998          1997         1996       1995         1998       1997
                                                        ----------    ----------    --------    -------      -------    -------
Net asset value, beginning of period                    $    13.37    $    11.18    $  10.62    $  9.81      $ 13.39    $ 13.86
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
Income from investment operations:
 Net investment income                                        0.02          0.01        0.10       0.03         0.02(a)      --
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
 Net gains (losses) on securities (both
   realized and unrealized)                                   1.22          2.89        1.45       0.80         1.23      (0.45)
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
   Total from investment operations                           1.24          2.90        1.55       0.83         1.25      (0.45)
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
Less distributions:
 Dividends from net investment income                        (0.03)        (0.04)      (0.09)     (0.02)       (0.03)        --
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
 Distributions from net realized gains                       (1.34)        (0.67)      (0.90)        --        (1.34)     (0.02)
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
   Total distributions                                       (1.37)        (0.71)      (0.99)     (0.02)       (1.37)     (0.02)
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
Net asset value, end of period                          $    13.24    $    13.37    $  11.18    $ 10.62      $ 13.27    $ 13.39
======================================================  ==========    ==========    ========    =======      =======    =======
Total return(b)                                              10.33%        27.54%      15.90%      8.48%       10.39%     (3.24)%
======================================================  ==========    ==========    ========    =======      =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $1,408,687    $1,056,094    $515,672    $67,592      $37,846    $ 5,669
======================================================  ==========    ==========    ========    =======      =======    =======
Ratio of expenses (exclusive of interest)
 to average net assets(c)                                     1.84%(d)       1.85%      1.94%      1.98%(f)     1.84%(d)   1.82%(f)
======================================================  ==========    ==========    ========    =======      =======    =======
Ratio of net investment income to average
 net assets(e)                                                0.19%(d)       0.03%      0.99%      0.74%(f)     0.19%(d)   0.06%(f)
======================================================  ==========    ==========    ========    =======      =======    =======
Portfolio turnover rate                                        154%          170%        164%       161%         154%       170%
======================================================  ==========    ==========    ========    =======      =======    =======
Borrowings for the period:
Amount of debt outstanding at end of period
 (000s omitted)                                                 --            --          --         --           --         --
======================================================  ==========    ==========    ========    =======      =======    =======
Average amount of debt outstanding during
 the period (000s omitted)(g)                           $    1,793            --          --         --      $    30         --
======================================================  ==========    ==========    ========    =======      =======    =======
Average number of shares outstanding during
 the period (000s omitted)(g)                               98,052            --          --         --        1,654         --
======================================================  ==========    ==========    ========    =======      =======    =======
Average amount of debt per share during the period      $   0.0184            --          --         --      $0.0184         --
======================================================  ==========    ==========    ========    =======      =======    =======

(a) Calculated using average shares outstanding.

(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.86% and 1.86% for 1998-1997 for Class B and 1.86% and 1.83% (annualized) for 1998-1997 for Class C.

(d) Ratios are based on average net assets of $1,284,374,113 and $21,692,212 for Class B and Class C, respectively.

(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.17% and 0.02% for 1998-1997 for Class B and 0.17% and 0.04% (annualized) for 1998-1997 for Class C.

(f) Annualized.

(g) Averages computed on a daily basis.

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Equity Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of the AIM Constellation Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                                /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP


                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                    MARKET
                                    SHARES           VALUE
DOMESTIC COMMON STOCKS-91.01%

AEROSPACE/DEFENSE-0.60%

AAR Corp.                           1,000,000   $    23,125,000
---------------------------------------------------------------
BE Aerospace, Inc.(a)                 500,000        10,750,000
---------------------------------------------------------------
Gulfstream Aerospace Corp.(a)         400,000        17,700,000
---------------------------------------------------------------
Sundstrand Corp.                      557,400        26,162,963
---------------------------------------------------------------
                                                     77,737,963
---------------------------------------------------------------

AIRLINES-0.15%

Southwest Airlines Co.                900,000        19,068,750
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.39%

Danaher Corp.                       1,250,000        49,921,875
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.29%

Northern Trust Corp.                  500,000        36,875,000
---------------------------------------------------------------

BANKS (REGIONAL)-2.54%

AmSouth Bancorporation                750,000        30,046,875
---------------------------------------------------------------
First Tennessee National Corp.        510,200        16,166,963
---------------------------------------------------------------
Golden State Bancorp, Inc.(a)       1,350,000        25,903,125
---------------------------------------------------------------
Hibernia Corp.-Class A              1,250,000        20,859,375
---------------------------------------------------------------
Mercantile Bankshares Corp.           500,000        16,312,500
---------------------------------------------------------------
North Fork Bancorporation, Inc.     2,500,000        49,687,500
---------------------------------------------------------------
Star Banc Corp.                     1,575,000       119,109,375
---------------------------------------------------------------
TCF Financial Corp.                 1,000,000        23,562,500
---------------------------------------------------------------
Zions Bancorp                         500,000        26,531,250
---------------------------------------------------------------
                                                    328,179,463
---------------------------------------------------------------

BIOTECHNOLOGY-0.71%

Biogen, Inc.(a)                     1,000,000        69,500,000
---------------------------------------------------------------
Curative Health Services,
  Inc.(a)(b)                          795,000        21,663,750
---------------------------------------------------------------
                                                     91,163,750
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-2.08%

Chancellor Media Corp.(a)             280,002        10,745,077
---------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                             800,000        36,450,000
---------------------------------------------------------------
Comcast Corp.-Class A               1,500,000        74,062,500
---------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                                500,000        27,437,500
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)          501,000        20,603,625
---------------------------------------------------------------
Liberty Media Group(a)              1,500,000        57,093,750
---------------------------------------------------------------
Univision Communications Inc.(a)    1,465,400        43,229,300
---------------------------------------------------------------
                                                    269,621,752
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.49%

Andrew Corp.(a)                       563,400         9,225,675
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Comverse Technology, Inc.(a)          850,000   $    39,100,000
---------------------------------------------------------------
General Instrument Corp.(a)         2,000,000        51,375,000
---------------------------------------------------------------
Global TeleSystems Group,
  Inc.(a)                           1,176,400        47,129,525
---------------------------------------------------------------
QUALCOMM, Inc.(a)                     586,000        32,596,250
---------------------------------------------------------------
Tellabs, Inc.(a)                      250,000        13,750,000
---------------------------------------------------------------
                                                    193,176,450
---------------------------------------------------------------

COMPUTERS (HARDWARE)-2.94%

Apple Computer, Inc.(a)               750,000        27,843,750
---------------------------------------------------------------
Comdisco, Inc.                      4,200,000        64,837,500
---------------------------------------------------------------
Dell Computer Corp.(a)              2,400,000       157,500,000
---------------------------------------------------------------
Gateway 2000, Inc.(a)               1,500,000        83,718,750
---------------------------------------------------------------
IDX Systems Corp.(a)                  670,800        28,425,150
---------------------------------------------------------------
Micron Electronics, Inc.(a)           884,000        18,508,750
---------------------------------------------------------------
                                                    380,833,900
---------------------------------------------------------------

COMPUTERS (NETWORKING)-2.54%

Ascend Communications, Inc.(a)      3,500,000       168,875,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)                525,000        33,075,000
---------------------------------------------------------------
3Com Corp.(a)                       3,500,000       126,218,750
---------------------------------------------------------------
                                                    328,168,750
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-2.11%

Adaptec, Inc.(a)                      987,500        15,985,156
---------------------------------------------------------------
EMC Corp.(a)                        2,400,000       154,500,000
---------------------------------------------------------------
Lexmark International Group,
  Inc.(a)                           1,000,000        69,937,500
---------------------------------------------------------------
Seagate Technology , Inc.(a)        1,250,000        32,968,750
---------------------------------------------------------------
                                                    273,391,406
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-10.97%

America Online, Inc.                1,564,700       198,814,693
---------------------------------------------------------------
Aspect Development, Inc.(a)           976,000        30,835,500
---------------------------------------------------------------
BMC Software, Inc.(a)               3,500,000       168,218,750
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)     1,250,000        26,718,750
---------------------------------------------------------------
Citrix Systems, Inc.(a)             1,500,000       106,312,500
---------------------------------------------------------------
Computer Sciences Corp.(a)            750,000        39,562,500
---------------------------------------------------------------
Compuware Corp.(a)                  2,500,000       135,468,750
---------------------------------------------------------------
Concord EFS, Inc.(a)                4,780,100       136,232,850
---------------------------------------------------------------
Electronic Arts, Inc.(a)              500,000        20,562,500
---------------------------------------------------------------
HBO & Co.                           1,000,000        26,250,000
---------------------------------------------------------------
Intuit, Inc.(a)                       725,000        36,612,500
---------------------------------------------------------------
J.D. Edwards & Co.(a)               1,050,000        34,387,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Learning Company, Inc. (The)(a)     2,000,000   $    51,625,000
---------------------------------------------------------------
Microsoft Corp.(a)                    300,000        31,762,500
---------------------------------------------------------------
Network Associates, Inc.(a)           704,700        29,949,750
---------------------------------------------------------------
Parametric Technology Co.(a)        2,500,000        41,562,500
---------------------------------------------------------------
Sterling Commerce, Inc.(a)          1,450,000        51,112,500
---------------------------------------------------------------
Sterling Software, Inc.(a)          1,250,000        32,734,375
---------------------------------------------------------------
Synopsys, Inc.(a)                   1,500,000        67,875,000
---------------------------------------------------------------
Veritas Software Corp.(a)             859,700        43,092,463
---------------------------------------------------------------
Wind River Systems(a)               1,000,000        43,812,500
---------------------------------------------------------------
Yahoo! Inc.(a)                        500,000        65,421,875
---------------------------------------------------------------
                                                  1,418,925,256
---------------------------------------------------------------

CONSUMER FINANCE-2.28%

Capital One Financial Corp.           800,000        81,400,000
---------------------------------------------------------------
Countrywide Credit Industries,
  Inc.                                636,900        27,506,118
---------------------------------------------------------------
MBNA Corp.                          1,875,000        42,773,438
---------------------------------------------------------------
Providian Financial Corp.           1,304,000       103,505,000
---------------------------------------------------------------
SLM Holding Corp.                   1,000,000        40,062,500
---------------------------------------------------------------
                                                    295,247,056
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.30%

Action Performance Companies,
  Inc.(a)                             500,000        14,937,500
---------------------------------------------------------------
Blyth Industries, Inc.(a)             806,200        22,271,275
---------------------------------------------------------------
                                                     37,208,775
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-2.70%

Bergen Brunswig Corp.-Class A       1,000,000        48,812,500
---------------------------------------------------------------
Cardinal Health, Inc.               1,445,445       136,684,892
---------------------------------------------------------------
JP Foodservice, Inc.                  547,900        26,025,250
---------------------------------------------------------------
McKesson Corp.                      1,422,400       109,524,800
---------------------------------------------------------------
Patterson Dental Co.(a)                18,500           763,125
---------------------------------------------------------------
SUPERVALU, INC                      1,125,900        27,021,600
---------------------------------------------------------------
                                                    348,832,167
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.55%

American Power Conversion
  Corp.(a)                          2,000,000        84,875,000
---------------------------------------------------------------
Sanmina Corp.(a)                      387,400        15,883,400
---------------------------------------------------------------
SCI Systems, Inc.(a)                1,000,000        39,500,000
---------------------------------------------------------------
Solectron Corp.(a)                  1,500,000        85,875,000
---------------------------------------------------------------
Symbol Technologies, Inc.           1,750,000        78,312,500
---------------------------------------------------------------
Uniphase Corp.(a)                     500,000        24,750,000
---------------------------------------------------------------
                                                    329,195,900
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.17%

Arrow Electronics, Inc.(a)          1,000,000        21,812,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
ELECTRONICS
  (INSTRUMENTATION)-0.40%

Perkin-Elmer Corp.                    176,300   $    14,864,293
---------------------------------------------------------------
Waters Corp.(a)                       500,000        36,750,000
---------------------------------------------------------------
                                                     51,614,293
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-3.05%

Altera Corp.(a)                     1,321,400        55,003,275
---------------------------------------------------------------
Linear Technology Corp.             1,000,000        59,625,000
---------------------------------------------------------------
Maxim Integrated Products,
  Inc.(a)                           2,000,000        71,375,000
---------------------------------------------------------------
Microchip Technology, Inc.(a)       2,500,175        67,660,985
---------------------------------------------------------------
Micron Technology, Inc.(a)          1,750,000        66,500,000
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                 1,000,000        44,875,000
---------------------------------------------------------------
Xilinx, Inc.(a)                       650,000        29,026,563
---------------------------------------------------------------
                                                    394,065,823
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.57%

FINOVA Group, Inc.                    706,400        34,437,000
---------------------------------------------------------------
MGIC Investment Corp.               1,000,000        39,000,000
---------------------------------------------------------------
                                                     73,437,000
---------------------------------------------------------------

FOODS-0.36%

Earthgrains Co. (The)                 260,300         7,809,000
---------------------------------------------------------------
Quaker Oats Co. (The)                 650,000        38,390,625
---------------------------------------------------------------
                                                     46,199,625
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-2.30%

Alpharma, Inc.                        254,967         7,059,399
---------------------------------------------------------------
Forest Laboratories, Inc.(a)          750,000        31,359,375
---------------------------------------------------------------
Jones Medical Industries,
  Inc.(b)                           2,350,850        75,961,840
---------------------------------------------------------------
Medicis Pharmaceutical-Class
  A(a)                                826,900        41,448,363
---------------------------------------------------------------
Mylan Laboratories, Inc.            2,500,000        86,093,750
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)     1,000,000        55,625,000
---------------------------------------------------------------
                                                    297,547,727
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-1.31%

Health Management Associates,
  Inc.-Class A(a)                   4,500,045        80,157,051
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)(b)                1,750,000        89,796,875
---------------------------------------------------------------
                                                    169,953,926
---------------------------------------------------------------

HEALTH CARE (LONG TERM
  CARE)-0.47%

HCR Manor Care, Inc.(a)               751,700        24,430,250
---------------------------------------------------------------
HEALTHSOUTH Corp.(a)                3,000,000        36,375,000
---------------------------------------------------------------
                                                     60,805,250
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.84%

Express Scripts, Inc.-Class
  A(a)(b)                             700,000        68,381,250
---------------------------------------------------------------
PacifiCare Health Systems,
  Inc.-Class B(a)                     150,000        11,812,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
HEALTH CARE (MANAGED CARE)-(CONTINUED)

Trigon Healthcare, Inc.(a)            750,000   $    28,125,000
---------------------------------------------------------------
                                                    108,318,750
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-5.07%

Allegiance Corp.                    2,540,400        94,471,125
---------------------------------------------------------------
Arterial Vascular Engineering,
  Inc.(a)                           1,000,000        30,750,000
---------------------------------------------------------------
Bausch & Lomb Inc.                     59,700         2,488,743
---------------------------------------------------------------
Becton, Dickinson & Co.             3,500,000       147,437,500
---------------------------------------------------------------
Biomet, Inc.                        2,500,000        84,843,750
---------------------------------------------------------------
Boston Scientific Corp.(a)(c)         750,000        40,828,125
---------------------------------------------------------------
Guidant Corp.                       1,708,500       130,700,250
---------------------------------------------------------------
Henry Schein, Inc.(a)                 900,000        34,818,750
---------------------------------------------------------------
Safeskin Corp.(a)                     362,100         8,011,462
---------------------------------------------------------------
Sofamor Danek Group, Inc.(a)          500,000        50,812,500
---------------------------------------------------------------
Sybron International Corp.(a)       1,250,000        30,937,500
---------------------------------------------------------------
                                                    656,099,705
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-2.77%

Alza Corp.(a)                       1,200,000        57,450,000
---------------------------------------------------------------
Covance, Inc.(a)                    1,609,600        44,867,600
---------------------------------------------------------------
Lincare Holdings, Inc.(a)           1,000,000        39,937,500
---------------------------------------------------------------
Omnicare, Inc.                      2,950,100       101,962,832
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                             524,200         9,927,037
---------------------------------------------------------------
Quintiles Transnational Corp.(a)    1,000,000        45,250,000
---------------------------------------------------------------
Total Renal Care Holdings,
  Inc.(a)                           2,417,933        59,239,358
---------------------------------------------------------------
                                                    358,634,327
---------------------------------------------------------------

HOMEBUILDING-0.69%

Clayton Homes, Inc.                 3,090,000        47,701,875
---------------------------------------------------------------
Fleetwood Enterprises, Inc.           750,000        24,187,500
---------------------------------------------------------------
Kaufman and Broad Home Corp.          616,900        17,620,206
---------------------------------------------------------------
                                                     89,509,581
---------------------------------------------------------------

HOUSEHOLD FURNISHINGS & APPLIANCES-0.65%

Leggett & Platt, Inc.               2,000,000        46,750,000
---------------------------------------------------------------
Maytag Corp.                          750,000        37,078,125
---------------------------------------------------------------
                                                     83,828,125
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.35%

Clorox Co.                            300,000        32,775,000
---------------------------------------------------------------
Dial Corp. (The)                      450,900        12,427,931
---------------------------------------------------------------
                                                     45,202,931
---------------------------------------------------------------

HOUSEWARES-0.17%

Central Garden and Pet Co.(a)         485,500         9,588,625
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
HOUSEWARES-(CONTINUED)

Helen of Troy Ltd.(a)                 846,400   $    12,590,200
---------------------------------------------------------------
                                                     22,178,825
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.16%

AFLAC Inc.                            925,000        35,265,625
---------------------------------------------------------------
Provident Companies, Inc.           1,500,000        43,593,750
---------------------------------------------------------------
ReliaStar Financial Corp.           1,502,500        65,828,281
---------------------------------------------------------------
Torchmark Corp.                       129,200         5,652,500
---------------------------------------------------------------
                                                    150,340,156
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-0.11%

Progressive Corp.                      96,800        14,253,800
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-1.04%

Edwards (A.G.), Inc.                  750,000        25,921,875
---------------------------------------------------------------
Lehman Brothers Holdings, Inc.        350,000        13,278,125
---------------------------------------------------------------
Schwab (Charles) Corp.              2,000,000        95,875,000
---------------------------------------------------------------
                                                    135,075,000
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.46%

T. Rowe Price Associates, Inc.      1,658,600        58,983,963
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.77%

Harley-Davidson, Inc.               2,350,000        91,062,500
---------------------------------------------------------------
Speedway Motorsports, Inc.(a)         400,000         8,400,000
---------------------------------------------------------------
                                                     99,462,500
---------------------------------------------------------------

LODGING-HOTELS-0.10%

Host Marriott Corp.(a)                896,000        12,992,000
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.02%

Applied Power, Inc.-Class A            95,000         2,618,438
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-0.76%

Corning Inc.                        1,000,000        36,312,500
---------------------------------------------------------------
Crane Co.                             464,550        13,384,846
---------------------------------------------------------------
Hillenbrand Industries, Inc.          500,000        29,593,750
---------------------------------------------------------------
Pentair, Inc.                         500,000        18,812,500
---------------------------------------------------------------
                                                     98,103,596
---------------------------------------------------------------

MANUFACTURING
  (SPECIALIZED)-0.15%

Avery Dennison Corp.                  471,000        19,517,063
---------------------------------------------------------------

NATURAL GAS-0.80%

El Paso Energy Corp.                1,500,000        53,156,250
---------------------------------------------------------------
KN Energy, Inc.                     1,000,000        49,687,500
---------------------------------------------------------------
                                                    102,843,750
---------------------------------------------------------------

OFFICE EQUIPMENT &
  SUPPLIES-0.27%

Herman Miller, Inc.                 1,100,000        24,268,750
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
OFFICE EQUIPMENT & SUPPLIES-(CONTINUED)

HON INDUSTRIES, Inc.                  529,000   $    11,208,187
---------------------------------------------------------------
                                                     35,476,937
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-2.04%

Baker Hughes, Inc.                  2,000,000        44,125,000
---------------------------------------------------------------
BJ Services Co.(a)                  1,500,000        30,656,250
---------------------------------------------------------------
Cooper Cameron Corp.(a)             1,500,000        52,125,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.     1,000,000        30,687,500
---------------------------------------------------------------
Global Industries Ltd.(a)           2,450,000        23,581,250
---------------------------------------------------------------
Rowan Companies, Inc.(a)            2,000,000        29,125,000
---------------------------------------------------------------
Transocean Offshore Inc.              500,000        18,468,750
---------------------------------------------------------------
Varco International, Inc.(a)(b)     3,225,000        34,870,312
---------------------------------------------------------------
                                                    263,639,062
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.44%

Apache Corp.                        1,500,000        42,468,750
---------------------------------------------------------------
Santa Fe Energy Resources,
  Inc.(a)                           1,750,000        14,218,750
---------------------------------------------------------------
                                                     56,687,500
---------------------------------------------------------------

PERSONAL CARE-0.26%

Rexall Sundown, Inc.(a)             1,891,800        33,934,163
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.32%

AES Corp.(a)                        1,000,000        40,937,500
---------------------------------------------------------------

PUBLISHING-0.38%

McGraw-Hill Companies, Inc.
  (The)                               550,000        49,465,625
---------------------------------------------------------------

RAILROADS-0.37%

Kansas City Southern Industries,
  Inc.                              1,250,000        48,281,250
---------------------------------------------------------------

RESTAURANTS-1.58%

Brinker International, Inc.(a)      2,000,000        48,375,000
---------------------------------------------------------------
Outback Steakhouse, Inc.(a)         1,125,000        38,953,125
---------------------------------------------------------------
Papa John's International,
  Inc.(a)                             689,300        26,171,859
---------------------------------------------------------------
Starbucks Corp.(a)                  1,000,000        43,375,000
---------------------------------------------------------------
Tricon Global Restaurants,
  Inc.(a)                           1,100,000        47,850,000
---------------------------------------------------------------
                                                    204,724,984
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.33%

Lowe's Companies, Inc.              1,250,000        42,109,375
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.90%

Best Buy Co., Inc.(a)                 500,000        24,000,000
---------------------------------------------------------------
CDW Computer Centers, Inc.(a)       1,000,000        74,937,500
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)         750,000        34,125,000
---------------------------------------------------------------
Tandy Corp.                         1,250,000        61,953,125
---------------------------------------------------------------
Tech Data Corp.(a)                  1,299,300        51,159,938
---------------------------------------------------------------
                                                    246,175,563
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
RETAIL (DEPARTMENT STORES)-0.46%

Kohl's Corp.(a)                     1,250,000   $    59,765,625
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.27%

Consolidated Stores Corp.(a)        1,000,000        16,437,500
---------------------------------------------------------------
Dollar General Corp.                1,000,000        23,875,000
---------------------------------------------------------------
Dollar Tree Stores, Inc.(a)         1,810,600        69,821,262
---------------------------------------------------------------
Family Dollar Stores, Inc.          2,100,000        38,062,500
---------------------------------------------------------------
Ross Stores, Inc.                     500,000        16,250,000
---------------------------------------------------------------
                                                    164,446,262
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.80%

Rite Aid Corp.                      2,600,040       103,189,088
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.62%

Kroger Co.(a)                       2,637,400       146,375,700
---------------------------------------------------------------
Safeway, Inc.(a)                    1,325,000        63,351,563
---------------------------------------------------------------
                                                    209,727,263
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.86%

Dayton Hudson Corp.                   750,000        31,781,250
---------------------------------------------------------------
Fred Meyer, Inc.(a)                 1,500,000        79,968,750
---------------------------------------------------------------
                                                    111,750,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-2.60%

Bed Bath & Beyond, Inc.(a)          2,750,100        75,799,631
---------------------------------------------------------------
Linens 'N Things, Inc.(a)             285,300         8,826,468
---------------------------------------------------------------
Michaels Stores, Inc.(a)            1,000,000        20,000,000
---------------------------------------------------------------
Office Depot, Inc.(a)               2,000,000        50,000,000
---------------------------------------------------------------
Staples, Inc.(a)                    4,750,000       154,968,750
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)            1,000,000        27,250,000
---------------------------------------------------------------
                                                    336,844,849
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.53%

Abercrombie & Fitch Co.-Class
  A(a)                                795,000        31,551,563
---------------------------------------------------------------
Gap, Inc. (The)                     1,000,000        60,125,000
---------------------------------------------------------------
Men's Wearhouse, Inc.
  (The)(a)(b)                       2,250,075        54,564,318
---------------------------------------------------------------
TJX Companies, Inc.                 2,700,000        51,131,250
---------------------------------------------------------------
                                                    197,372,131
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.72%

Dime Bancorp, Inc.                  2,541,500        60,519,469
---------------------------------------------------------------
GreenPoint Financial Corp.          1,000,000        32,812,500
---------------------------------------------------------------
                                                     93,331,969
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.89%

Interpublic Group of Companies,
  Inc.                                500,000        29,250,000
---------------------------------------------------------------
Lamar Advertising Co.(a)              450,000        14,048,439
---------------------------------------------------------------
Omnicom Group, Inc.                 2,500,000       123,593,750
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
SERVICES (ADVERTISING/MARKETING)-(CONTINUED)

Outdoor Systems, Inc.(a)            1,500,000   $    33,093,750
---------------------------------------------------------------
Snyder Communications, Inc.(a)      1,250,000        44,609,375
---------------------------------------------------------------
                                                    244,595,314
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.92%

Apollo Group, Inc.(a)               1,000,000        32,125,000
---------------------------------------------------------------
ChoicePoint, Inc.(a)                  467,300        22,079,926
---------------------------------------------------------------
Cintas Corp.                        1,315,900        70,400,650
---------------------------------------------------------------
G & K Services, Inc.-Class A          350,000        16,012,500
---------------------------------------------------------------
IMS Health Inc.                       677,000        45,020,500
---------------------------------------------------------------
Service Corp. International         2,626,500        93,569,062
---------------------------------------------------------------
Stewart Enterprises, Inc.- Class
  A                                 2,600,000        59,962,500
---------------------------------------------------------------
Viad Corp.                          1,382,400        37,929,600
---------------------------------------------------------------
                                                    377,099,738
---------------------------------------------------------------

SERVICES (COMPUTER
  SYSTEMS)-1.23%

Ciber, Inc.(a)                        500,000         9,812,500
---------------------------------------------------------------
Gartner Group, Inc.-Class A(a)      1,300,000        25,837,500
---------------------------------------------------------------
Keane, Inc.(a)                      1,050,000        34,912,500
---------------------------------------------------------------
Policy Management Systems
  Corp.(a)                            474,400        21,555,550
---------------------------------------------------------------
SunGard Data Systems Inc.(a)        2,000,000        67,500,000
---------------------------------------------------------------
                                                    159,618,050
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-4.36%

Affiliated Computer Services,
  Inc.(a)                           1,000,000        37,000,000
---------------------------------------------------------------
Billing Concepts Corp.(a)           1,596,800        22,554,800
---------------------------------------------------------------
Ceridian Corp.(a)                   1,300,000        74,587,500
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                             903,100        49,218,950
---------------------------------------------------------------
DST Systems, Inc.(a)                  750,000        37,500,000
---------------------------------------------------------------
Equifax, Inc.                       1,750,000        67,703,125
---------------------------------------------------------------
Fiserv, Inc.(a)                     2,500,000       116,250,000
---------------------------------------------------------------
National Data Corp.                 1,000,200        33,881,775
---------------------------------------------------------------
NOVA Corp.(a)                         893,750        25,807,032
---------------------------------------------------------------
Paychex, Inc.                       2,000,000        99,500,000
---------------------------------------------------------------
                                                    564,003,182
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.23%

Robert Half International,
  Inc.(a)                             750,000        30,093,750
---------------------------------------------------------------

SPECIALTY PRINTING-0.23%

Valassis Communications, Inc.(a)      750,000        29,906,250
---------------------------------------------------------------

TELEPHONE-0.86%

Century Telephone Enterprises,
  Inc.                              1,499,950        85,215,909
---------------------------------------------------------------
Cincinnati Bell, Inc.               1,000,000        25,937,500
---------------------------------------------------------------
                                                    111,153,409
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
TEXTILES (APPAREL)-0.61%

Jones Apparel Group, Inc.(a)        1,250,000   $    21,562,500
---------------------------------------------------------------
Nautica Enterprises, Inc.(a)        1,000,000        20,687,500
---------------------------------------------------------------
Russell Corp.                         912,900        22,423,107
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)               300,000        13,931,250
---------------------------------------------------------------
                                                     78,604,357
---------------------------------------------------------------

TEXTILES (HOME
  FURNISHINGS)-0.22%

Shaw Industries, Inc.               1,650,000        28,668,750
---------------------------------------------------------------

WASTE MANAGEMENT-1.53%

Allied Waste Industries, Inc.(a)    2,693,230        58,241,099
---------------------------------------------------------------
Republic Services, Inc.(a)          1,225,000        26,796,876
---------------------------------------------------------------
Waste Management, Inc.              2,500,000       112,812,501
---------------------------------------------------------------
                                                    197,850,476
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $8,593,150,443)                      11,770,399,289
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-2.90%
CANADA-0.41%

CanWest Global Communications
  Corp.
  (Broadcasting-Television,
  Radio & Cable)                    1,500,000        17,531,250
---------------------------------------------------------------
Newcourt Credit Group, Inc.
  (Financial-Diversified)           1,087,500        35,751,562
---------------------------------------------------------------
                                                     53,282,812
---------------------------------------------------------------

FINLAND-1.16%

Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)        1,610,300       149,858,544
---------------------------------------------------------------

FRANCE-0.09%

Coflexip S.A.-ADR
  (Manufacturing-Specialized)         239,500        11,525,938
---------------------------------------------------------------

IRELAND-0.81%

Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)    1,500,000       105,093,750
---------------------------------------------------------------

ISRAEL-0.13%

ECI Telecommunications Ltd.
  (Communications Equipment)          500,000        16,562,500
---------------------------------------------------------------

NETHERLANDS-0.14%

Core Laboratories N.V. (Oil &
  Gas-Drilling & Equipment)(a)        800,000        18,050,000
---------------------------------------------------------------

UNITED KINGDOM-0.16%

Stolt Comex Seaway, S.A. (Oil &
  Gas-Exploration &
  Production)(a)(b)                 1,150,000        14,662,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
UNITED KINGDOM-(CONTINUED)
Stolt Comex Seaway, S.A. - ADR
  (Oil & Gas-Exploration &
  Production)(a)                      575,000   $     5,929,687
---------------------------------------------------------------
                                                     20,592,187
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $240,390,852)                                 374,965,731
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT
CONVERTIBLE CORPORATE BONDS-0.39%
COMPUTERS (PERIPHERALS)-0.39%
EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02 (Cost
  $23,700,075)                   $ 17,500,000        50,553,125
---------------------------------------------------------------
                                       SHARES
WARRANTS-0.03%
BANKS (REGIONAL)-0.04%
Golden State Bancorp,
  Litigation Wts., expiring
  01/01/01 (Cost $5,682,639)        1,000,000         4,875,000
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT
MASTER NOTE AGREEMENT-1.00%
Merrill Lynch Co. Inc.,
  5.9675%(d)(Cost $129,000,000)  $129,000,000   $   129,000,000
---------------------------------------------------------------

                                  PRINCIPAL         MARKET
                                    AMOUNT           VALUE
REPURCHASE AGREEMENTS-3.28%(E)
Dresdner Kleinwort, Benson,
  North America LLC, 5.55%,
  11/02/98(f)                    $  9,350,759   $     9,350,759
---------------------------------------------------------------
Goldman, Sachs & Co., 5.55%,
  11/02/98(g)                     115,090,451       115,090,451
---------------------------------------------------------------
Salomon Smith Barney, Inc.,
  5.55%(h)                        300,000,000       300,000,000
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $424,441,210)                           424,441,210
---------------------------------------------------------------
TIME DEPOSITS-2.09%
Societe Generale Bank, 5.25%,
  11/02/98                        108,141,977       108,141,977
---------------------------------------------------------------
State Street Cayman, 5.00%,
  11/02/98                        161,909,549       161,909,549
---------------------------------------------------------------
    Total Time Deposits (Cost
      $270,051,526)                                 270,051,526
---------------------------------------------------------------
TOTAL INVESTMENTS-100.71%                        13,024,285,881
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(0.71%)                               (91,205,266)
---------------------------------------------------------------
NET ASSETS-100.00%                              $12,933,080,615
===============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of 10/31/98 was $359,900,845 which represented 2.78% of the Fund's net assets.
(c) A portion of this security is subject to call options written. See Note 8.
(d) Master Note Purchase Agreement may be terminated by either party upon two business days' prior written notice, at which time all amounts outstanding under notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 10/31/98.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 10/30/98 with a maturing value of $300,138,750. Collateralized by $485,457,284 U.S. Government obligations, 0% to 8.50% due 01/07/99 to 08/01/37 with an aggregate market value at 10/31/98 of $306,003,830.
(g) Joint repurchase agreement entered into 10/30/98 with a maturing value of $277,128,113. Collateralized by $273,207,000 U.S. Government obligations 5.00% to 9.40% due 11/10/98 to 12/15/43 with an aggregate market value at 10/31/98 of $282,540,300.
(h) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $1,159,504,000 U.S. Government obligations 0% to 10.70% due 11/01/98 to
    07/15/45 with an aggregate market value at 10/31/98 of $1,020,000,062.

Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Deb.  - Debentures
Sub.  - Subordinated
Wts.  - Warrants

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:

Investments, at market value (cost
  $9,686,416,745)                            $13,024,285,881
------------------------------------------------------------
Receivables for:
  Investments sold                                81,487,021
------------------------------------------------------------
  Capital stock sold                              25,412,005
------------------------------------------------------------
  Dividends and interest                           2,838,985
------------------------------------------------------------
Investment for deferred compensation plan            142,702
------------------------------------------------------------
Other assets                                          20,271
------------------------------------------------------------
      Total assets                            13,134,186,865
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                          131,879,165
------------------------------------------------------------
  Capital stock reacquired                        53,735,073
------------------------------------------------------------
  Deferred compensation                              142,702
------------------------------------------------------------
Options written (premiums received
  $357,644)                                          210,938
------------------------------------------------------------
Accrued advisory fees                              6,134,883
------------------------------------------------------------
Accrued administrative services fees                  26,319
------------------------------------------------------------
Accrued directors' fees                                6,500
------------------------------------------------------------
Accrued distribution fees                          4,590,417
------------------------------------------------------------
Accrued transfer agent fees                        3,529,174
------------------------------------------------------------
Accrued operating expenses                           851,079
------------------------------------------------------------
      Total liabilities                          201,106,250
------------------------------------------------------------
Net assets applicable to shares outstanding  $12,933,080,615
------------------------------------------------------------

NET ASSETS:

Class A                                      $12,391,844,029
============================================================
Class B                                      $   275,675,564
============================================================
Class C                                      $    76,521,669
============================================================
Institutional Class                          $   189,039,353
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    470,007,075
============================================================
Class B:
  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                     10,558,108
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      2,931,610
============================================================
Institutional Class:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      6,936,768
============================================================
Class A:
  Net asset value and redemption price per
    share                                    $         26.37
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.37
      divided by 94.50%)                     $         27.90
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         26.11
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         26.10
============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                          $         27.25
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1998

INVESTMENT INCOME:

Dividends (net of $564,597 foreign
  withholding tax)                            $   40,677,717
------------------------------------------------------------
Interest                                          48,508,823
------------------------------------------------------------
    Total investment income                       89,186,540
------------------------------------------------------------
EXPENSES:
Advisory fees                                     89,630,173
------------------------------------------------------------
Administrative services fees                         295,926
------------------------------------------------------------
Custodian fees                                       637,815
------------------------------------------------------------
Directors' fees                                       96,730
------------------------------------------------------------
Distribution fees-Class A                         41,684,536
------------------------------------------------------------
Distribution fees-Class B                          1,576,409
------------------------------------------------------------
Distribution fees-Class C                            506,546
------------------------------------------------------------
Transfer agent fees-Class A                       24,340,018
------------------------------------------------------------
Transfer agent fees-Class B                          601,845
------------------------------------------------------------
Transfer agent fees-Class C                          169,272
------------------------------------------------------------
Transfer agent fees-Institutional Class               17,618
------------------------------------------------------------
Other                                              1,734,916
------------------------------------------------------------
    Total expenses                               161,291,804
------------------------------------------------------------
Less: Fees waived by advisor                      (3,074,705)
------------------------------------------------------------
    Expenses paid indirectly                        (332,613)
------------------------------------------------------------
    Net expenses                                 157,884,486
------------------------------------------------------------
Net investment income (loss)                     (68,697,946)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          482,260,826
------------------------------------------------------------
  Foreign currencies                               1,025,913
------------------------------------------------------------
  Futures contracts                              (24,781,162)
------------------------------------------------------------
  Option contracts written                           819,195
------------------------------------------------------------
                                                 459,324,772
------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         (664,462,047)
------------------------------------------------------------
  Foreign currencies                                  (1,413)
------------------------------------------------------------
  Futures contracts                               16,400,635
------------------------------------------------------------
  Option contracts written                           146,706
------------------------------------------------------------
                                                (647,916,119)
------------------------------------------------------------
      Net gain (loss) from investment
         securities, foreign currencies,
         futures and option contracts           (188,591,347)
------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ (257,289,293)
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                   1998                1997
                                                              ---------------     ---------------
OPERATIONS:

  Net investment income (loss)                                $   (68,697,946)    $   (51,626,612)
-------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                      459,324,772       1,046,160,029
-------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies, futures and option
    contracts                                                    (647,916,119)      1,234,273,644
-------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
       operations                                                (257,289,293)      2,228,807,061
-------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                      (1,023,550,465)       (401,536,883)
-------------------------------------------------------------------------------------------------
  Class B                                                          (2,750,431)                 --
-------------------------------------------------------------------------------------------------
  Class C                                                          (2,040,204)                 --
-------------------------------------------------------------------------------------------------
  Institutional Class                                             (13,510,099)        (10,336,039)
-------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (667,156,467)      1,280,740,251
-------------------------------------------------------------------------------------------------
  Class B                                                         292,437,630                  --
-------------------------------------------------------------------------------------------------
  Class C                                                          60,444,760          22,611,449
-------------------------------------------------------------------------------------------------
  Institutional Class                                              17,436,212        (139,767,829)
-------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets                   (1,595,978,357)      2,980,518,010
-------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          14,529,058,972      11,548,540,962
-------------------------------------------------------------------------------------------------
  End of period                                               $12,933,080,615     $14,529,058,972
=================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 9,156,848,152     $ 9,520,633,579
-------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (994,714)           (270,243)
-------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                     439,210,537       1,022,762,877
-------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                    3,338,016,640       3,985,932,759
-------------------------------------------------------------------------------------------------
                                                              $12,933,080,615     $14,529,058,972
=================================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Constellation Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund and AIM Weingarten Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class B shares commenced sales on November 3, 1997. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, paid in capital was decreased by $66,947,562, undistributed net investment income was increased by $67,973,475 and undistributed net realized gains decreased by $1,025,913 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

E. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

G. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Covered Call Options -- The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the year ended October 31, 1998, AIM waived fees of $3,074,705. The waiver is entirely voluntary but approval is required by the Board of Directors for any decision by AIM to discontinue the waiver. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $295,926 for such services.
  The Fund, pursuant to a transfer agent and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. On September 20, 1997, the Board of Directors approved appointment of AFS as transfer agent of the Institutional Class effective December 29, 1997. During the year ended October 31, 1998, AFS was paid $11,110,534 with respect to the Class A, Class B and Class C shares and for the period December 29, 1997 through October 31, 1998, AFS was paid $14,933 with respect to the Institutional Class. Prior to the effective date of the agreement with AFS, the Fund paid A I M Institutional Fund Services, Inc. $2,685 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Class for the period November 1, 1997 through December 28, 1997.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A shares, Class B shares and Class C shares paid AIM Distributors $41,684,536, $1,576,409, and $506,546, respectively as compensation under the Plans.
  AIM Distributors received commissions of $5,261,392 from sales of the Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $510,316 in contingent deferred sales charges imposed on the redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, and FMC.
  During the year ended October 31, 1998, the Fund paid legal fees of $31,902 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $147,814 and $184,799, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $332,613 during the year ended October 31, 1998.

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1998 was $10,221,437,067 and $11,626,322,625, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1998, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                     $3,684,499,221
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (373,354,606)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $3,311,144,615
==========================================================

Cost of investments for tax purposes is $9,713,141,266.
NOTE 7-CAPITAL STOCK
Changes in the capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                    1998                             1997
                       ------------------------------   ------------------------------
                          SHARES          AMOUNT           SHARES          AMOUNT
                       ------------   ---------------   ------------   ---------------
Sold:
  Class A               271,511,337   $ 7,555,171,888    211,624,665   $ 5,717,830,615
--------------------------------------------------------------------------------------
  Class B*               12,877,388       356,713,527             --                --
--------------------------------------------------------------------------------------
  Class C**               2,960,570        81,123,332        745,655        22,872,597
--------------------------------------------------------------------------------------
  Institutional Class     2,149,830        60,442,629      5,274,034       141,917,489
--------------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                38,633,795       977,878,833     15,529,296       381,406,093
--------------------------------------------------------------------------------------
  Class B*                  104,498         2,643,686             --                --
--------------------------------------------------------------------------------------
  Class C**                  76,723         1,938,518             --                --
--------------------------------------------------------------------------------------
  Institutional Class       494,582        12,886,955        387,258         9,720,186
--------------------------------------------------------------------------------------
Reacquired:
  Class A              (330,045,727)   (9,200,207,188)  (178,999,514)   (4,818,496,457)
--------------------------------------------------------------------------------------
  Class B*               (2,423,778)      (66,919,583)            --                --
--------------------------------------------------------------------------------------
  Class C**                (842,846)      (22,617,090)        (8,492)         (261,148)
--------------------------------------------------------------------------------------
  Institutional Class    (1,977,243)      (55,893,372)   (10,657,023)     (291,405,504)
--------------------------------------------------------------------------------------
                         (6,480,871)  $  (296,837,865)    43,895,879   $ 1,163,583,871
======================================================================================

*Class B Shares commenced sales on November 3, 1997.

**Class C Shares commenced sales on August 4, 1997.

NOTE 8-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                        OPTION CONTRACTS
                                     -----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
                                     ---------   -----------
Beginning of period                        --             --
-----------------------------------   -------    -----------
Written                                29,238    $ 7,032,081
-----------------------------------   -------    -----------
Closed                                (17,332)    (3,926,728)
-----------------------------------   -------    -----------
Expired                                (6,031)      (484,785)
-----------------------------------   -------    -----------
Exercised                              (4,000)    (2,262,924)
-----------------------------------   -------    -----------
End of Period                           1,875    $   357,644
===================================   =======    ===========

Open call option contracts written at October 31, 1998 were as follows:

                          CONTRACT  STRIKE   NUMBER OF   PREMIUM    OCTOBER 31, 1998    UNREALIZED
ISSUE                      MONTH    PRICE    CONTRACTS   RECEIVED     MARKET VALUE     APPRECIATION
-----                     --------  ------   ---------   --------   ----------------   ------------
Boston Scientific Corp.    Dec. 98   $65       1,875     $357,644       $210,938         $146,706
========================  ========   ===       =====     ========       ========         ========

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the five-year period ended October 31, 1998, for a share of Class B capital stock outstanding during the period November 3, 1997 (date sales commenced) through October 31, 1998 and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (dates sales commenced) through October 31, 1997.

                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                1998             1997          1996          1995         1994
                                                             -----------      -----------   -----------   ----------   ----------
Net asset value, beginning of period                         $     29.23      $     25.48   $     23.69   $    18.31   $    17.04
-----------------------------------------------------------  -----------      -----------   -----------   ----------   ----------
Income from investment operations:
    Net investment income (loss)                                   (0.14)           (0.11)        (0.06)       (0.05)       (0.02)
-----------------------------------------------------------  -----------      -----------   -----------   ----------   ----------
    Net gains (losses) on securities (both realized and
      unrealized)                                                  (0.62)            4.75          2.60         5.95         1.29
-----------------------------------------------------------  -----------      -----------   -----------   ----------   ----------
        Total from investment operations                           (0.76)            4.64          2.54         5.90         1.27
-----------------------------------------------------------  -----------      -----------   -----------   ----------   ----------
Distributions from net realized gains                              (2.10)           (0.89)        (0.75)       (0.52)          --
-----------------------------------------------------------  -----------      -----------   -----------   ----------   ----------
Net asset value, end of period                               $     26.37      $     29.23   $     25.48   $    23.69   $    18.31
===========================================================  ===========      ===========   ===========   ==========   ==========
Total return(a)                                                    (2.30)%          18.86%        11.26%       33.43%        7.45%
===========================================================  ===========      ===========   ===========   ==========   ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $12,391,844      $14,319,441   $11,255,506   $7,000,350   $3,726,029
===========================================================  ===========      ===========   ===========   ==========   ==========
Ratio of expenses to average net assets(b)                          1.10%(c)         1.11%()        1.14%       1.16%        1.20%
===========================================================  ===========      ===========   ===========   ==========   ==========
Ratio of net investment income (loss) to average net
  assets(d)                                                        (0.47)%(c)      (0.40)%()       (0.27)%      (0.32)%      (0.15)%
===========================================================  ===========      ===========   ===========   ==========   ==========
Portfolio turnover rate                                               76%              67%           58%          45%          79%
===========================================================  ===========      ===========   ===========   ==========   ==========

(a) Does not deduct sales charges.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.12%, 1.13%, 1.16%, 1.18% and 1.21% for 1998-1994.
(c) Ratios are based on average net assets of $13,894,845,349.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (0.50)%, (0.42)%, (0.29)%, (0.34)% and (0.16)% for 1998-1994.

                                                               CLASS B                 CLASS C
                                                              ---------       -------------------------
                                                                1998            1998           1997
                                                              ---------       ---------     -----------
Net asset value, beginning of period                          $  30.04         $ 29.18        $ 30.32
------------------------------------------------------------  --------         -------        -------
Income from investment operations:
   Net investment income (loss)                                  (0.37)(a)       (0.37)(a)      (0.04)
------------------------------------------------------------  --------         -------        -------
   Net gains (losses) on securities (both realized and
     unrealized)                                                 (1.46)          (0.61)         (1.10)
------------------------------------------------------------  --------         -------        -------
       Total from investment operations                          (1.83)          (0.98)         (1.14)
------------------------------------------------------------  --------         -------        -------
Distributions from net realized gains                            (2.10)          (2.10)            --
------------------------------------------------------------  --------         -------        -------
Net asset value, end of period                                $  26.11         $ 26.10        $ 29.18
============================================================  ========         =======        =======
Total return(b)                                                  (5.86)%         (3.12)%        (3.76)%
============================================================  ========         =======        =======
Ratios/supplement data:
Net assets, end of period (000s omitted)                      $275,676         $76,522        $21,508
============================================================  ========         =======        =======
Ratio of expenses to average net assets(c)                        1.98%(d)(e)     1.97%(d)       1.84%(e)
============================================================  ========         =======        =======
Ratio of net investment income (loss) to average net
 assets(f)                                                       (1.36)%(d)(e)   (1.35)%(d)     (1.12)%(e)
============================================================  ========         =======        =======
Portfolio turnover rate                                             76%             76%            67%
============================================================  ========         =======        =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.00% (annualized) for 1998 for Class B and 1.99% and 1.86% (annualized) for 1998-1997 for Class C.
(d) Ratios are based on average net assets of $158,509,468 and $50,654,588 for Class B and Class C, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (1.38)% (annualized) for 1998 for Class B and (1.37)% and (1.15)% (annualized), for 1998-1997 for Class C.

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Equity Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended in conformity with generally accepted accounting principles.


                                                /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP


                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
DOMESTIC COMMON STOCKS-87.33%

BANKS (REGIONAL)-0.46%

North Fork Bancorporation, Inc.      1,600,000   $   31,800,000
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.34%

PepsiCo, Inc.                          702,100       23,695,875
---------------------------------------------------------------

BIOTECHNOLOGY-0.74%

Amgen, Inc.(a)                         650,000       51,065,625
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-5.48%

Chancellor Media Corp.(a)            1,200,000       46,050,000
---------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                            1,030,460       46,950,334
---------------------------------------------------------------
Comcast Corp.-Class A                1,500,000       74,062,500
---------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                                 281,400       15,441,825
---------------------------------------------------------------
Jacor Communications, Inc.(a)          925,000       50,875,000
---------------------------------------------------------------
Liberty Media Group(a)                 299,800       11,411,137
---------------------------------------------------------------
MediaOne Group, Inc.(a)                950,500       40,218,031
---------------------------------------------------------------
Tele-Communications, Inc.-Class
  A(a)                               2,200,000       92,675,000
---------------------------------------------------------------
                                                    377,683,827
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.59%

Monsanto Co.                         1,000,000       40,625,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.61%

Lucent Technologies, Inc.(b)           525,000       42,098,438
---------------------------------------------------------------

COMPUTERS (HARDWARE)-4.45%

Dell Computer Corp.(a)(b)            1,700,000      111,562,500
---------------------------------------------------------------
International Business Machines
  Corp.                              1,034,800      153,603,125
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              713,400       41,555,550
---------------------------------------------------------------
                                                    306,721,175
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.91%

Ascend Communications, Inc.(a)       1,444,000       69,673,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)                 850,000       53,550,000
---------------------------------------------------------------
3Com Corp.(a)                          236,900        8,543,206
---------------------------------------------------------------
                                                    131,766,206
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.90%

EMC Corp.(a)                           959,000       61,735,625
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-9.75%

America Online, Inc.(a)(b)           1,350,000      171,534,375
---------------------------------------------------------------
BMC Software, Inc.(a)                1,500,000       72,093,750
---------------------------------------------------------------
Cadence Design Systems,
  Inc.(a)(b)                           600,000       12,825,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Computer Sciences Corp.(a)(b)          685,500   $   36,160,125
---------------------------------------------------------------
Compuware Corp.(a)                   1,100,000       59,606,250
---------------------------------------------------------------
Concord EFS, Inc.(a)                 1,013,300       28,879,050
---------------------------------------------------------------
HBO & Co.                            1,200,000       31,500,000
---------------------------------------------------------------
Microsoft Corp.(a)                   2,166,500      229,378,188
---------------------------------------------------------------
Unisys Corp.(a)                      1,150,000       30,618,750
---------------------------------------------------------------
                                                    672,595,488
---------------------------------------------------------------

CONSUMER FINANCE-0.50%

Providian Financial Corp.              434,500       34,488,437
---------------------------------------------------------------
DISTRIBUTORS (FOOD &
  HEALTH)-2.32%

AmeriSource Health Corp.-Class
  A(a)                                 600,000       31,462,500
---------------------------------------------------------------
Cardinal Health, Inc.                1,000,000       94,562,500
---------------------------------------------------------------
McKesson Corp.                         149,600       11,519,200
---------------------------------------------------------------
Sysco Corp.                            835,700       22,511,668
---------------------------------------------------------------
                                                    160,055,868
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.68%

AMP Inc.(b)                          1,000,000       41,062,500
---------------------------------------------------------------
General Electric Co.                   912,100       79,808,750
---------------------------------------------------------------
SCI Systems, Inc.(a)                   612,800       24,205,600
---------------------------------------------------------------
Symbol Technologies, Inc.              885,450       39,623,887
---------------------------------------------------------------
                                                    184,700,737
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-1.49%

Altera Corp.(a)                        266,100       11,076,413
---------------------------------------------------------------
Intel Corp.                            898,000       80,090,375
---------------------------------------------------------------
Xilinx, Inc.(a)                        255,700       11,418,603
---------------------------------------------------------------
                                                    102,585,391
---------------------------------------------------------------

ENTERTAINMENT-0.83%

Time Warner, Inc.                      408,800       37,941,750
---------------------------------------------------------------
Viacom, Inc.-Class B(a)                326,500       19,549,187
---------------------------------------------------------------
                                                     57,490,937
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-7.83%

American Express Co.                   400,000       35,350,000
---------------------------------------------------------------
Citigroup, Inc.                        405,050       19,062,666
---------------------------------------------------------------
Federal National Mortgage
  Association                        1,340,700       94,938,319
---------------------------------------------------------------
Freddie Mac                          2,725,000      156,687,500
---------------------------------------------------------------
Heller Financial, Inc.                 965,400       23,169,600
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FINANCIAL
  (DIVERSIFIED)-(CONTINUED)

MBIA, Inc.                           1,375,000   $   84,046,875
---------------------------------------------------------------
MGIC Investment Corp.                1,127,940       43,989,660
---------------------------------------------------------------
SunAmerica, Inc.                     1,175,000       82,837,500
---------------------------------------------------------------
                                                    540,082,120
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-6.39%

Abbott Laboratories                  1,287,400       60,427,338
---------------------------------------------------------------
American Home Products Corp.           390,200       19,022,250
---------------------------------------------------------------
Bristol-Myers Squibb Co.(b)          1,836,100      203,003,806
---------------------------------------------------------------
Johnson & Johnson                      500,000       40,750,000
---------------------------------------------------------------
Warner-Lambert Co.                   1,495,000      117,170,625
---------------------------------------------------------------
                                                    440,374,019
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-2.03%

ICN Pharmaceuticals, Inc.            1,310,200       30,625,925
---------------------------------------------------------------
Mylan Laboratories, Inc.             1,350,000       46,490,625
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)      1,130,600       62,889,625
---------------------------------------------------------------
                                                    140,006,175
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-7.92%

Lilly (Eli) & Co.                    1,498,900      121,317,219
---------------------------------------------------------------
Merck & Co., Inc.                      525,000       71,006,250
---------------------------------------------------------------
Pfizer, Inc.                         1,316,800      141,309,100
---------------------------------------------------------------
Pharmacia & Upjohn, Inc.             2,615,000      138,431,563
---------------------------------------------------------------
Schering-Plough Corp.(b)               717,200       73,781,950
---------------------------------------------------------------
                                                    545,846,082
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.09%

Universal Health Services,
  Inc.-Class B(a)                      114,000        5,849,625
---------------------------------------------------------------

HEALTH CARE (LONG TERM
  CARE)-0.17%

HEALTHSOUTH Corp.(a)                   985,300       11,946,763
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-4.84%

Baxter International, Inc.           1,000,000       59,937,500
---------------------------------------------------------------
Becton, Dickinson & Co.              3,160,400      133,131,850
---------------------------------------------------------------
Biomet, Inc.                         1,098,500       37,280,343
---------------------------------------------------------------
Guidant Corp.                          850,000       65,025,000
---------------------------------------------------------------
Stryker Corp.                          684,900       28,722,993
---------------------------------------------------------------
Sybron International Corp.(a)          393,200        9,731,700
---------------------------------------------------------------
                                                    333,829,386
---------------------------------------------------------------

HOUSEHOLD FURNISHINGS & APPLIANCES-0.06%

Furniture Brands International,
  Inc.(a)(b)                           191,800        4,123,700
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.66%

Dial Corp. (The)                       574,700       15,840,169
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HOUSEHOLD PRODUCTS (NON-DURABLES)-(CONTINUED)

Procter & Gamble Co. (The)             330,000   $   29,328,750
---------------------------------------------------------------
                                                     45,168,919
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.71%

Equitable Companies, Inc.              670,000       32,830,000
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         389,500       16,164,250
---------------------------------------------------------------
                                                     48,994,250
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.41%

American International Group,
  Inc.                                 330,000       28,132,500
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-0.42%

Paine Webber Group, Inc.               875,000       29,257,813
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.94%

Franklin Resources, Inc.               900,000       34,031,250
---------------------------------------------------------------
T. Rowe Price Associates, Inc.         867,100       30,836,244
---------------------------------------------------------------
                                                     64,867,494
---------------------------------------------------------------

LODGING-HOTELS-1.76%

Carnival Corp.                       3,750,000      121,406,250
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-0.72%

Tyco International Ltd.                800,000       49,550,000
---------------------------------------------------------------

NATURAL GAS-0.47%

Enron Corp.                            620,000       32,705,000
---------------------------------------------------------------

PERSONAL CARE-0.42%

Avon Products, Inc.                    729,600       28,956,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-2.84%

Home Depot, Inc. (The)               2,800,000      121,800,000
---------------------------------------------------------------
Lowe's Companies, Inc.               2,200,000       74,112,500
---------------------------------------------------------------
                                                    195,912,500
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.97%

Best Buy Co., Inc.(a)                  775,000       37,200,000
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)          648,200       29,493,100
---------------------------------------------------------------
                                                     66,693,100
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.28%

Saks, Inc.(a)                          855,700       19,467,175
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.14%

Ross Stores, Inc.                      300,000        9,750,000
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.95%

CVS Corp.                              700,000       31,981,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (DRUG STORES)-(CONTINUED)

Rite Aid Corp.                         848,500   $   33,674,844
---------------------------------------------------------------
                                                     65,656,094
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.17%

Albertson's, Inc.                      154,000        8,556,625
---------------------------------------------------------------
Kroger Co.(a)                        1,000,000       55,500,000
---------------------------------------------------------------
Safeway, Inc.(a)                       340,600       16,284,937
---------------------------------------------------------------
                                                     80,341,562
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-2.08%

Costco Companies, Inc.(a)(b)           725,000       41,143,750
---------------------------------------------------------------
Dayton Hudson Corp.                    670,000       28,391,250
---------------------------------------------------------------
Wal-Mart Stores, Inc.                1,075,000       74,175,000
---------------------------------------------------------------
                                                    143,710,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-2.10%

Office Depot, Inc.(a)                2,850,000       71,250,000
---------------------------------------------------------------
Staples, Inc.(a)                     2,250,000       73,406,250
---------------------------------------------------------------
                                                    144,656,250
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.54%

Gap, Inc. (The)                        625,000       37,578,125
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.00%

Outdoor Systems, Inc.(a)             3,131,625       69,091,477
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.34%

Service Corp. International            650,000       23,156,250
---------------------------------------------------------------

SERVICES (COMPUTER
  SYSTEMS)-0.48%

Keane, Inc.(a)                       1,000,000       33,250,000
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.21%

Equifax, Inc.                        1,332,300       51,543,356
---------------------------------------------------------------
Fiserv, Inc.(a)                        690,600       32,112,900
---------------------------------------------------------------
                                                     83,656,256
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-4.34%

MCI WorldCom, Inc.(a)                5,410,965      298,955,816
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $4,374,224,596)                       6,022,079,330
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
DOMESTIC CONVERTIBLE BONDS & NOTES-0.26%

RETAIL (DEPARTMENT STORES)-0.26%

Saks Holdings, Inc., Conv. Sub.
  Notes, 5.50%, 09/15/06 (Cost
  $18,304,125)                    $ 18,350,000   $   18,235,313
---------------------------------------------------------------

U.S. DOLLAR DENOMINATED FOREIGN BONDS & NOTES-0.61%

SWITZERLAND-0.61%

Nestle Holding Inc. (Foods),
  Conv. Bond, 3.00%, 06/17/02
  (Cost $40,041,900)                30,000,000       42,165,810
---------------------------------------------------------------
                                     SHARES
FOREIGN STOCKS & OTHER EQUITY INTERESTS-4.30%
FRANCE-0.37%

Renault S.A. (Automobiles)             600,000       25,658,570
---------------------------------------------------------------

IRELAND-1.12%

Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)     1,100,000       77,068,750
---------------------------------------------------------------

ITALY-0.86%

Telecom Italia Mobile S.p.A.
  (Telephone)                        6,000,000       34,868,132
---------------------------------------------------------------
Telecom Italia S.p.A.
  (Telephone)                        3,333,333       24,106,632
---------------------------------------------------------------
                                                     58,974,764
---------------------------------------------------------------

SWITZERLAND-1.95%

UBS A.G. (Banks-Major
  Regional)(a)                         242,500       66,505,795
---------------------------------------------------------------
Nestle S.A. (Foods)                     32,000       68,034,844
---------------------------------------------------------------
                                                    134,540,639
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $237,913,241)                                 296,242,723
---------------------------------------------------------------

OPTIONS PURCHASED-0.10%

                             NUMBER
                               OF       EXERCISE   EXPIRATION    MARKET
                            CONTRACTS    PRICE        DATE        VALUE
PUTS-0.10%

Cadence Design Systems,
  Inc. (Computers-Software
  & Services)                 6,000      22.50      Nov-98      $1,387,500
-------------------------------------------------------------------------
Lucent Technologies, Inc.
  (Communications
  Equipment)                  3,625      95.00      Jan-99      5,709,375
-------------------------------------------------------------------------

    Total Options
      Purchased (Cost
      $3,914,290)                        7,096,875
--------------------------------------------------

                            PRINCIPAL    MARKET
                             AMOUNT      VALUE
U.S. TREASURY
  BILLS-1.94%(c)
  3.998%, 12/24/98 (Cost
    $133,693,439)           $134,435,000(d) $133,693,439
------------------------------------------------------------

REPURCHASE
  AGREEMENTS-6.79%(e)

Bear, Stearns & Co.,
  5.52%(f)                  180,000,000 180,000,000
------------------------------------------------------------
Dresdner Kleinwort,
  Benson, North America
  LLC, 5.55%, 11/2/98(g)    88,091,453  88,091,453
------------------------------------------------------------
SBC Warburg Dillon Read
  Inc., 5.55%, 11/2/98(h)   200,000,000 200,000,000
------------------------------------------------------------
    Total Repurchase
      Agreements (Cost
      $468,091,453)                     468,091,453
------------------------------------------------------------
TOTAL INVESTMENTS-101.33%               $6,987,604,943
------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(1.33)%                   (91,686,170)
------------------------------------------------------------
TOTAL NET ASSETS-100.00%                $6,895,918,773
============================================================

Abbreviations:

ADR  - American Depositary Receipt
Conv. - Convertible
Sub  - Subordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 8.
(c) U.S. Treasury Bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $353,825,000 U.S. Government obligations, 0% to 6.745% due 01/15/99 to
    08/03/18 with an aggregate market value at 10/31/98 of $357,771,886.
(g) Joint repurchase agreement entered into 10/30/98 with a maturing value of $300,138,750. Collateralized by $485,457,284 U.S. Government obligations, 0% to 8.50% due 01/07/99 to 08/01/37 with an aggregate market value at 10/31/98 of $306,003,830.
(h) Joint repurchase agreement entered into 10/30/98 with a maturing value of $200,092,500. Collateralized by $339,879,000 U.S. Government obligations, 0% to 8.50% due 07/15/01 to 01/15/30 with an aggregate market value at 10/31/98 of $204,017,333.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998

ASSETS:

Investments, at market value (cost
  $5,276,183,044)                         $6,987,604,943
--------------------------------------------------------
Foreign currencies, at value (cost
  $2,570,450)                                  2,565,915
--------------------------------------------------------
Cash                                           3,996,858
--------------------------------------------------------
Receivables for:
  Investments sold                            31,213,312
--------------------------------------------------------
  Capital stock sold                           8,295,922
--------------------------------------------------------
  Dividends and interest                       4,152,383
--------------------------------------------------------
  Variation margin                             1,111,425
--------------------------------------------------------
Investment for deferred compensation
  plan                                           105,518
--------------------------------------------------------
Other assets                                     163,186
--------------------------------------------------------
    Total assets                           7,039,209,462
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                       91,742,610
--------------------------------------------------------
  Capital stock reacquired                     6,659,959
--------------------------------------------------------
  Deferred compensation                          105,518
--------------------------------------------------------
Options written (premiums received
  $44,508,416)                                37,381,847
--------------------------------------------------------
Accrued advisory fees                          3,226,589
--------------------------------------------------------
Accrued administrative services fees              16,296
--------------------------------------------------------
Accrued directors' fees                            3,500
--------------------------------------------------------
Accrued distribution fees                      2,769,404
--------------------------------------------------------
Accrued transfer agent fees                      948,313
--------------------------------------------------------
Accrued operating expenses                       436,653
--------------------------------------------------------
    Total liabilities                        143,290,689
--------------------------------------------------------
Net assets applicable to shares
  outstanding                             $6,895,918,773
========================================================

NET ASSETS:

Class A                                   $6,094,177,561
========================================================
Class B                                   $  705,750,126
========================================================
Class C                                   $   23,107,031
========================================================
Institutional Class                       $   72,884,055
========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:
Class A:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                280,643,682
========================================================
Class B:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                 33,416,157
========================================================
Class C:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                  1,093,306
========================================================
Institutional Class:
  Authorized                                 200,000,000
--------------------------------------------------------
  Outstanding                                  3,285,920
========================================================
Class A:
  Net asset value and redemption price
    per share                             $        21.72
--------------------------------------------------------
  Offering price per share:
      (Net asset value of
         $21.72 divided by 94.50%)        $        22.98
========================================================
Class B:
  Net asset value and offering price per
    share                                 $        21.12
========================================================
Class C:
  Net asset value and offering price per
    share                                 $        21.14
========================================================
Institutional Class:
  Net asset value, offering and
    redemption price per share            $        22.18
========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:

Dividends (net of $1,357,955 foreign
  withholding tax)                           $ 49,728,636
---------------------------------------------------------
Interest                                       26,746,186
---------------------------------------------------------
    Total investment income                    76,474,822
---------------------------------------------------------

EXPENSES:
Advisory fees                                  43,574,677
---------------------------------------------------------
Administrative services fees                      179,633
---------------------------------------------------------
Custodian fees                                    667,786
---------------------------------------------------------
Directors' fees                                    45,123
---------------------------------------------------------
Distribution fees-Class A                      18,567,575
---------------------------------------------------------
Distribution fees-Class B                       6,185,890
---------------------------------------------------------
Distribution fees-Class C                         125,198
---------------------------------------------------------
Transfer agent fees-Class A                     7,790,643
---------------------------------------------------------
Transfer agent fees-Class B                     1,316,441
---------------------------------------------------------
Transfer agent fees-Class C                        35,743
---------------------------------------------------------
Transfer agent fees-Institutional Class             6,988
---------------------------------------------------------
Other                                             984,467
---------------------------------------------------------
    Total expenses                             79,480,164
---------------------------------------------------------
Less: Fees waived by advisor                   (2,917,461)
---------------------------------------------------------
    Expenses paid indirectly                     (177,097)
---------------------------------------------------------
    Net expenses                               76,385,606
---------------------------------------------------------
Net investment income                              89,216
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                       510,689,133
---------------------------------------------------------
  Foreign currencies                            4,256,163
---------------------------------------------------------
  Futures contracts                             9,427,467
---------------------------------------------------------
  Option contracts purchased                      735,202
---------------------------------------------------------
  Option contracts written                    (10,831,861)
---------------------------------------------------------
                                              514,276,104
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                       239,037,008
---------------------------------------------------------
  Foreign currencies                              (41,394)
---------------------------------------------------------
  Futures contracts                             7,020,866
---------------------------------------------------------
  Option contracts purchased                    3,182,585
---------------------------------------------------------
  Option contracts written                      6,509,630
---------------------------------------------------------
                                              255,708,695
---------------------------------------------------------
  Net gain from investment securities,
    foreign currencies, futures and option
    contracts                                 769,984,799
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $770,074,015
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                   1998              1997
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $       89,216    $    1,100,893
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                     514,276,104       933,882,009
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             255,708,695       438,536,902
----------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations      770,074,015     1,373,519,804
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                 --       (14,688,010)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --          (444,894)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (864,947,763)     (552,547,910)
----------------------------------------------------------------------------------------------
  Class B                                                        (76,736,323)      (32,151,485)
----------------------------------------------------------------------------------------------
  Class C                                                           (626,936)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                             (9,231,714)       (6,655,833)
----------------------------------------------------------------------------------------------
Net equalization credits (charges) (See Note 1):
  Class A                                                                 --           436,828
----------------------------------------------------------------------------------------------
  Class B                                                                 --            62,469
----------------------------------------------------------------------------------------------
  Class C                                                                 --                --
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --           (91,147)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        442,079,076       126,373,106
----------------------------------------------------------------------------------------------
  Class B                                                        240,674,117       166,861,272
----------------------------------------------------------------------------------------------
  Class C                                                         21,194,188         2,401,569
----------------------------------------------------------------------------------------------
  Institutional Class                                             12,302,794        (7,373,537)
----------------------------------------------------------------------------------------------
       Net increase in net assets                                534,781,454     1,055,702,232
----------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                          6,361,137,319     5,305,435,087
----------------------------------------------------------------------------------------------
  End of period                                               $6,895,918,773    $6,361,137,319
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $4,682,377,491    $3,937,446,869
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              4,034,739        28,516,289
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                    484,238,255       925,614,568
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   1,725,268,288     1,469,559,593
----------------------------------------------------------------------------------------------
                                                              $6,895,918,773    $6,361,137,319
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Weingarten Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund and AIM Constellation Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put Options--The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $4,109,681 and undistributed net realized gains decreased by $4,109,681 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
H. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
J. Equalization--The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. Effective November 1, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization credits of $28,680,447 from undistributed net investment income to paid-in capital. This change has no effect on the net assets, the results of operations or the net asset value per share of the Fund.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). The terms of the master investment advisory agreement provide that the Fund shall pay an advisory fee to AIM at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM is currently voluntarily waiving a portion of its advisory fees payable by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion. The waiver of fees is entirely voluntary but approval is required by the Board of Directors of the Company for any decision by AIM to discontinue the waiver. During the year ended October 31, 1998, AIM waived fees of $2,917,461. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $179,633 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. On September 20, 1997, the Board of Directors approved appointment of AFS as transfer agent of the Institutional Class effective December 29, 1997. During the year ended October 31, 1998, AFS was paid $4,650,330 with respect to the Class A, Class B, and Class C shares and for the period December 29, 1997 through October 31, 1998, AFS was paid $5,316 with respect to the Institutional Class. Prior to the effective date of the agreement with AFS, the Fund paid
A I M Institutional Fund Services, Inc. $952 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Class for the period November 1, 1997 through December 28, 1997.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $18,567,575, $6,185,890, and $125,198, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,654,675 from sales of the Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $55,685 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS and FMC.
  During the year ended October 31, 1998, the Fund paid legal fees of $16,595 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $71,260 and $105,837, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $177,097 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1998 was $7,912,654,088 and $8,399,566,587, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $1,717,839,274
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (45,966,154)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $1,671,873,120
==========================================================

Cost of investments for tax purposes is $5,315,731,823.

NOTE 7-FUTURES CONTRACTS

On October 31, 1998, $7,665,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                        NO. OF                          UNREALIZED
      CONTRACTS        CONTRACTS   MONTH/COMMITMENT    APPRECIATION
---------------------  ---------   ----------------   --------------
S&P 500 Index             511        Dec. 98/Buy        $6,756,866
--------------------------------------------------------------------

NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                                                 CALL OPTION CONTRACTS
                                                               -------------------------
                                                               NUMBER OF      PREMIUMS
                                                               CONTRACTS      RECEIVED
                                                               ---------    ------------
Beginning of period                                                3,000    $  1,216,939
-------------------------------------------------------------- ---------    ------------
Written                                                          298,491     124,583,917
-------------------------------------------------------------- ---------    ------------
Closed                                                          (159,249)    (64,917,081)
-------------------------------------------------------------- ---------    ------------
Exercised                                                        (36,794)     (8,353,416)
-------------------------------------------------------------- ---------    ------------
Expired                                                          (29,215)     (8,021,943)
-------------------------------------------------------------- ---------    ------------
End of period                                                     76,233    $ 44,508,416
============================================================== =========    ============

 Open call option contracts written at October 31, 1998 were as follows:

                                                                                               OCTOBER 31,      UNREALIZED
                                                 CONTRACT   STRIKE   NUMBER OF    PREMIUMS         1998        APPRECIATION
                                                  MONTH     PRICE    CONTRACTS    RECEIVED     MARKET VALUE   (DEPRECIATION)
                     ISSUE                       --------   ------   ---------   -----------   ------------   --------------
America Online, Inc.                             Jan-99        120       3,375   $ 4,922,273   $  5,906,250   $     (983,977)
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Amp, Inc.                                        Feb-99         35      10,000     6,560,980      8,312,500       (1,751,520)
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Bristol-Myers Squibb Co.                         Dec-98        110      13,038     6,498,312      7,170,900         (672,588)
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Cadence Design Systems, Inc.                     Nov-98         25       6,000     1,143,861        262,500          881,361
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Computer Sciences Corp.                          Dec-98         70       6,855     4,770,920        407,015        4,363,905
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Costco Companies, Inc.                           Jan-99         55       7,250     4,411,478      4,168,750          242,728
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Dell Computer Corp.                              Jan-99         70      17,000     9,706,674     10,306,250         (599,576)
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Furniture Brands International, Inc.             Jan-99         20         959       200,904        272,716          (71,812)
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Furniture Brands International, Inc.             Jan-99         25         959       284,813         80,916          203,897
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Lucent Technologies, Inc.                        Jan-99        110       3,625     3,111,958         90,625        3,021,333
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Schering-Plough Corp.                            Nov-98        110       7,172     2,896,243        403,425        2,492,818
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
                                                                        76,233   $44,508,416   $ 37,381,847   $    7,126,569
=============================================                        =========   ===========   ============   ==============

NOTE 9-CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                                                          1998                              1997
                                                             ------------------------------    ------------------------------
                                                               SHARES           AMOUNT           SHARES           AMOUNT
                                                             -----------    ---------------    -----------    ---------------
Sold:
  Class A                                                     62,788,326    $ 1,368,867,407     36,066,523    $   748,100,033
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Class B                                                     12,056,594        257,385,548      9,401,446        192,004,936
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Class C*                                                     1,204,025         25,772,311        117,736          2,708,502
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Institutional Class                                            593,328         13,533,791        377,655          7,900,669
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
Issued as a reinvestment of dividends:
  Class A                                                     41,795,514        813,441,370     29,415,559        528,061,835
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Class B                                                      3,831,332         73,061,374      1,715,350         30,687,644
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Class C*                                                        31,251            600,022             --                 --
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Institutional Class                                            456,144          9,035,386        313,585          5,650,803
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
Reacquired:
  Class A                                                    (79,734,776)    (1,740,229,701)   (56,267,501)    (1,149,788,762)
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Class B                                                     (4,228,997)       (89,772,805)    (2,748,694)       (55,831,308)
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Class C*                                                      (246,074)        (5,178,145)       (13,632)          (306,933)
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Institutional Class                                           (458,838)       (10,266,383)      (951,830)       (20,925,009)
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
                                                              38,087,829    $   716,250,175     17,426,197    $   288,262,410
========================================================     ===========    ===============    ===========    ===============

* Class C shares commenced sales on August 4, 1997.

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the five-year period ended October 31, 1998, for a share of Class B capital stock outstanding during each of the years in the three-year period ended October 31, 1998 and the period June 26, 1995 (date sales commenced) through October 31, 1995, and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                 1998          1997          1996          1995          1994
                                                              ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period                          $    22.72    $    20.19    $    20.33    $    17.82    $    17.62
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
Income from investment operations:
  Net investment income                                             0.02          0.01          0.06            --          0.07
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
  Net gains on securities (both realized and unrealized)            2.38          4.82          2.51          4.36          0.57
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
    Total from investment operations                                2.40          4.83          2.57          4.36          0.64
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
Less distributions:
  Dividends from net investment income                                --         (0.06)           --         (0.07)        (0.11)
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
  Distributions from net realized gains                            (3.40)        (2.24)        (2.71)        (1.78)        (0.33)
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
    Total distributions                                            (3.40)        (2.30)        (2.71)        (1.85)        (0.44)
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                                $    21.72    $    22.72    $    20.19    $    20.33    $    17.82
============================================================  ==========    ==========    ==========    ==========    ==========
Total return(a)                                                    12.34%        26.83%        14.81%        28.20%         3.76%
============================================================  ==========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,094,178    $5,810,582    $4,977,493    $4,564,730    $3,965,858
============================================================  ==========    ==========    ==========    ==========    ==========
Ratio of expenses to average net assets(b)                          1.04%(c)       1.07%        1.12%         1.17%         1.21%
============================================================  ==========    ==========    ==========    ==========    ==========
Ratio of net investment income (loss) to average net
  assets(d)                                                         0.07%(c)       0.07%        0.33%        (0.02)%        0.45%
============================================================  ==========    ==========    ==========    ==========    ==========
Portfolio turnover rate                                              125%          128%          159%          139%          136%
============================================================  ==========    ==========    ==========    ==========    ==========
Borrowings for the period:
Amount of debt outstanding at end of period (000s omitted)            --            --            --            --            --
============================================================  ==========    ==========    ==========    ==========    ==========
Average amount of debt outstanding during the period (000s
  omitted)(e)                                                         --            --            --    $      593            --
============================================================  ==========    ==========    ==========    ==========    ==========
Average number of shares outstanding during the period (000s
  omitted)(e)                                                    282,998       262,563       248,189       229,272       249,351
============================================================  ==========    ==========    ==========    ==========    ==========
Average amount of debt per share during the period                    --            --            --    $   0.0026            --
============================================================  ==========    ==========    ==========    ==========    ==========

(a) Does not deduct sales charges.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.09%, 1.11%, 1.15%, 1.19% and 1.24% for 1998-1994.
(c) Ratios are based on average net assets of $6,189,191,748.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 0.02%, 0.03%, 0.30%, (0.04%) and 0.42% for 1998-1994.
(e) Averages computed on a daily basis.

                                                                         CLASS B                               CLASS C
                                                       ----------------------------------------------     -------------------
                                                         1998         1997         1996        1995        1998        1997
                                                       --------     --------     --------     -------     -------     -------
Net asset value, beginning of period                   $  22.34     $  19.98     $  20.28     $ 18.56     $ 22.34     $ 22.83
-----------------------------------------------------  --------     --------     --------     -------     -------     -------
Income from investment operations:
  Net investment income (loss)                            (0.15)(a)    (0.15)(a)    (0.05)(a)   (0.03)      (0.15)(a)   (0.04)(a)
-----------------------------------------------------  --------     --------     --------     -------     -------     -------
  Net gains (losses) on securities (both realized
    and unrealized)                                        2.33         4.75         2.46        1.75        2.35       (0.45)
-----------------------------------------------------  --------     --------     --------     -------     -------     -------
    Total from investment operations                       2.18         4.60         2.41        1.72        2.20       (0.49)
-----------------------------------------------------  --------     --------     --------     -------     -------     -------
Distributions from net realized gains                     (3.40)       (2.24)       (2.71)         --        (3.40)        --
-----------------------------------------------------  --------     --------     --------     -------     -------     -------
Net asset value, end of period                         $  21.12     $  22.34     $  19.98     $ 20.28     $ 21.14     $ 22.34
=====================================================  ========     ========     ========     =======     =======     =======
Total return(b)                                           11.45%       25.78%       13.95%       9.27%      11.54%      (2.15)%
=====================================================  ========     ========     ========     =======     =======     =======
Ratios/supplemental data:
Net assets, end of period (000's omitted)              $705,750     $486,105     $267,459     $42,238     $23,107     $ 2,326
=====================================================  ========     ========     ========     =======     =======     =======
Ratio of expenses to average net assets(c)                 1.83%(d)     1.87%        1.95%       1.91%(e)    1.83%(d)    1.84%(e)
=====================================================  ========     ========     ========     =======     =======     =======
Ratio of net investment income (loss) to average
  net assets(f)                                           (0.72)%(d)    (0.73)%     (0.50)%     (0.76)%(e)  (0.72)%(d)  (0.70)%(e)
=====================================================  ========     ========     ========     =======     =======     =======
Portfolio turnover rate                                     125%         128%         159%        139%        125%        128%
=====================================================  ========     ========     ========     =======     =======     =======
Borrowings for the period:
Amount of debt outstanding at end of period (000s
  omitted)                                                   --           --           --          --          --          --
=====================================================  ========     ========     ========     =======     =======     =======
Average amount of debt outstanding during the
  period (000s omitted)(g)                                   --           --           --     $     3          --          --
=====================================================  ========     ========     ========     =======     =======     =======
Average number of shares outstanding during the
  period (000s omitted)(g)                               28,946       18,505        7,956       1,036         586      41,282
=====================================================  ========     ========     ========     =======     =======     =======
Average amount of debt per share during the
  period                                                     --           --           --     $0.0029          --          --
=====================================================  ========     ========     ========     =======     =======     =======

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.87%, 1.91%, 1.98% and 1.94% (annualized) for 1998-1995 for Class B and
     1.87% and 1.88% (annualized) for 1998-1997 for Class C.
(d) Ratios are based on average net assets of $618,589,002 and $12,519,780 for Class B and Class C, respectively.
(e)  Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.76)%, (0.77)%, (0.53)% and (0.79)% (annualized) for 1998-1995 for Class B and (0.76)% and (0.74)% (annualized) for 1998-1997 for Class C.
(g)  Averages computed on a daily basis.

                           PART C: OTHER INFORMATION


Item 23           Exhibits

a  (1)   -        (a) Articles of Incorporation of Registrant, as filed with the State of Maryland on May 20, 1988, were filed as an Exhibit to Post-Effective Amendment No. 34 on June 13, 1988, and were filed electronically as an Exhibit to Post-Effective
                  Amendment No. 47 on December 29, 1995, and are hereby incorporated by reference.

         - (b) Articles Supplementary, as filed with the State of Maryland on March 27, 1991, were filed as an Exhibit to Post-Effective Amendment No. 40 on February 26, 1992, and were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and are hereby incorporated by reference.

         - (c) Articles Supplementary, as filed with the State of Maryland on December 23, 1991, were filed as an Exhibit to Post-Effective Amendment No. 40 on February 26, 1992, and were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and are hereby incorporated by reference.

         - (d) Articles Supplementary, as filed with the State of Maryland on October 8, 1993, were filed as an Exhibit to Post-Effective Amendment No. 43 on February 28, 1994, and were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and are hereby incorporated by reference.

         - (e) Articles of Amendment, as filed with the State of Maryland on June 5, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and are hereby incorporated by reference.

         - (f) Articles Supplementary, as filed with the State of Maryland on June 5, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and are hereby incorporated by reference.

         - (g) Articles Supplementary, as filed with the State of Maryland on December 19, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and are hereby incorporated by reference.

         - (h) Articles Supplementary, as filed with the State of Maryland on June 26, 1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 50 on July 24, 1996, and are hereby incorporated by reference.

         - (i) Articles Supplementary, as filed with the State of Maryland on June 24, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997, and are hereby incorporated by reference.

         - (j) Articles Supplementary, as filed with the State of Maryland on October 1, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997, and are hereby incorporated by reference.

         - (k) Articles Supplementary, as filed with the State of Maryland on November 24, 1998, were filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998, and are hereby incorporated by reference.

         - (l) Articles Supplementary, as filed with the State of Maryland on December 11, 1998, were filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

         - (m) Articles Supplementary, as filed with the State of Maryland on March 15, 1999 were filed electronically as an Exhibit to Post-Effective Amendment No. 57 on March 24, 1999, and are hereby incorporated by reference.


         - (n) Form of Articles of Amendment are filed herewith electronically.

         - (o) Form of Articles Supplementary are filed herewith electronically.


b  (1)   -        By-Laws of Registrant were filed as an Exhibit to
                  Post-Effective Amendment No. 34 on June 13, 1988.

   (2)   -        (a) Amended and Restated By-Laws of Registrant were filed as an Exhibit to Post-Effective Amendment No. 37 on February 28,
                  1990.

         - (b) First Amendment, dated April 22, 1991, to Amended and Restated By-Laws was filed as an Exhibit to Post-Effective Amendment No. 40 on February 26, 1992.

         - (c) Second Amendment, dated September 28, 1994, to Amended and Restated By-Laws was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

   (3)   -        Amended and Restated Bylaws, dated effective December 11,
                  1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 51 on January 15, 1997, and are hereby incorporated by reference.

c        -        Instruments Defining Rights of Security Holders - None.

d  (1)   -        Investment Advisory Agreement, dated September 30, 1988,
                  between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 38 on February
                  28, 1991.

   (2)   -        Investment Advisory Agreement, dated August 6, 1993, between
                  Registrant's AIM Aggressive Growth Fund and A I M Advisors,
                  Inc., was filed as an Exhibit to Post-Effective Amendment No.
                  43 on February 28, 1994.


   (3)   -        (a) Master Investment Advisory Agreement, dated October 18,
                  1993, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 43 on February
                  28, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.


         - (b) Amendment No. 1, dated November 14, 1994, to the Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

         - (c) Amendment No. 2, dated March 12, 1996, to the Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

   (4)   -        (a) Master Investment Advisory Agreement, dated February 28,
                  1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No.
                  53 on October 9, 1997, and is hereby incorporated by reference.

         - (b) Amendment No. 1, dated as of March 1, 1999, to the Master Investment Advisory Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.


         - (c) Amendment No. 2, dated May 12, 1999, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. is filed herewith electronically.


         - (d) Form of Amendment No. 3, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. is filed herewith electronically.

         - (e) Form of Amendment No. 4, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. is filed herewith electronically.


   (5)   -        (a) Foreign Country Selection and Mandatory Securities
                  Depository Responsibilities Delegation Agreement, dated
                  September 9, 1998, between Registrant and A I M Advisors,
                  Inc. was filed electronically as an Exhibit to Post-Effective
                  Amendment No. 55 on December 11, 1998, and is hereby incorporated by reference.

         - (b) Amendment No. 1, dated September 28, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998, and is hereby incorporated by reference.

         - (c) Amendment No. 2, dated as of December 14, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 57 on March 24, 1999, and is hereby incorporated by reference.

         - (d) Amendment No. 3, dated as of December 22, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 57 on March 24, 1999, and is hereby incorporated by reference.

         - (e) Amendment No. 4, dated as of January 26, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 57 on March 24, 1999, and is hereby incorporated by reference.

         - (f) Amendment No. 5, dated as of March 1, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 57 on March 24, 1999, and is hereby incorporated by reference.

   (6)   -        Sub-Advisory Agreement, dated September 30, 1988, between
                  Registrant, A I M Advisors, Inc. and A I M Capital
                  Management, Inc., was filed as an Exhibit to Post-Effective
                  Amendment No. 38 on February 28, 1991.

   (7)   -        Master Sub-Advisory Agreement, dated October 18, 1993,
                  between Registrant, A I M Advisors, Inc. and A I M Capital
                  Management, Inc., was filed as an Exhibit to Post-Effective
                  Amendment No. 43 on February 28, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No.
                  51 on January 15, 1997.

   (8)   -        Master Sub-Advisory Agreement, dated February 28, 1997,
                  between Registrant, A I M Advisors, Inc. and A I M Capital
                  Management, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997, and is hereby incorporated by reference.


   (9)   -        Sub-Advisory Agreement dated May 12, 1999, between A I M
                  Advisors, Inc. and H. S. Dent Advisors, Inc. is filed herewith electronically.


e  (1)   -        Distribution Agreement, dated May 24, 1988, between
                  Registrant and A I M Distributors, Inc., was filed as an
                  Exhibit to Post-Effective Amendment No. 38 on February 28,
                  1991.

   (2)   -        Distribution Agreement, dated March 15, 1991, between
                  Registrant and Fund Management Company, was filed as an Exhibit to Post-Effective Amendment No. 39 on March 1, 1991.

   (3)   -        Distribution Agreement, dated August 6, 1993, between
                  Registrant's AIM Aggressive Growth Fund and A I M
                  Distributors, Inc., was filed as an Exhibit to Post-Effective
                  Amendment No. 43 on February 28, 1994.

   (4)   -        Master Distribution Agreement, dated October 18, 1993,
                  between Registrant and Fund Management Company, was filed as an Exhibit to Post-Effective Amendment No. 43 on February 28,
                  1994.

   (5)   -        (a) Master Distribution Agreement, dated October 18, 1993, between Registrant (on behalf of the portfolio's Class A shares) and A I M Distributors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 43 on February 28, 1994, and was filed electronically as an Exhibit to Post-Effective
                  Amendment No. 47 on December 29, 1995.

         - (b) Amendment No. 1, dated December 4, 1995, to Master Distribution Agreement, dated October 18, 1993, between Registrant (on behalf of the portfolio's Class A shares) and A I M Distributors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

   (6)   -        (a) Master Distribution Agreement, dated June 14, 1995,
                  between Registrant (on behalf of the portfolio's Class B shares) and A I M Distributors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No.
                  47 on December 29, 1995.

         - (b) Amendment No. 1, dated June 11, 1996, to Master Distribution Agreement, dated June 14, 1995, between Registrant (on behalf of the portfolio's Class B shares) and A I M Distributors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 50 on July 24, 1996, and was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

   (7)   -        Master Distribution Agreement, dated February 28, 1997,
                  between Registrant and Fund Management Company was filed electronically as an Exhibit to Post-Effective Amendment No.
                  53 on October 9, 1997, and is hereby incorporated by reference.

   (8)   -        Master Distribution Agreement, dated February 28, 1997,
                  between Registrant (on behalf of Registrant's Class A shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9,
                  1997.

   (9)   -        (a) Master Distribution Agreement, dated August 4, 1997,
                  between Registrant (on behalf of the portfolio's Class A and Class C shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No.
                  53 on October 9, 1997, and is hereby incorporated by reference.

         - (b) Amendment No. 1, dated as of March 1, 1999, to the Master Distribution Agreement dated August 4, 1997, between Registrant (on behalf of Registrant's Class A and Class C shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

         - (c) Amendment No. 2, dated as of March 1, 1999, to the Master Distribution Agreement dated August 4, 1997, between Registrant (on behalf of Registrant's Class A and Class C shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.


         - (d) Amendment No. 3, dated May 12, 1999, to the Master Distribution Agreement, dated August 4, 1997, between Registrant (on behalf of Registrant's Class A and C shares) and A I M Distributors, Inc. is filed herewith electronically.


         - (e) Form of Amendment No. 4, to the Master Distribution Agreement, dated August 4, 1997, between Registrant (on behalf of Registrant's Class A and Class C shares) and A I M Distributors, Inc. is filed herewith electronically.


         - (f) Form of Amendment No. 5 to the Master Distribution Agreement, dated August 4, 1997, between Registrant (on behalf of Registrant's Class A and Class C shares) and A I M Distributors, Inc. is filed herewith electronically.


   (10)  -        (a) Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9,
                  1997, and is hereby incorporated by reference.

         - (b) Amendment No. 1 to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of the Class B shares of AIM Constellation Fund) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 54 on February 27, 1998, and is hereby incorporated by reference.

         - (c) Amendment No. 2, dated as of March 1, 1999, to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and
                  A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999 and is hereby incorporated by reference.

         - (d) Amendment No. 3, dated as of March 1, 1999, to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and
                  A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.


         - (e) Amendment No. 4, dated May 12, 1999, to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. is filed herewith electronically.

         - (f) Form of Amendment No. 5, to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. is filed herewith electronically.

         - (g) Form of Amendment No. 6 to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B) and A I M Distributors, Inc. is filed herewith electronically.


   (11)  -        Form of Selected Dealer Agreement between A I M Distributors,
                  Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11,
                  1998, and is hereby incorporated by reference.

   (12)  -        Form of Bank Selling Group Agreement between A I M
                  Distributors, Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11,
                  1998, and is hereby incorporated by reference.

f  (1)   -        Form of Deferred Compensation Agreement for Registrant's
                  Non-Affiliated Directors was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

   (2)   -        Form of Deferred Compensation Agreement for Registrant's
                  Non-Affiliated Directors, as approved December 5, 1995, was filed electronically as an Exhibit to Post-Effective
                  Amendment No. 47 on December 29, 1995.

   (3)   -        Form of Deferred Compensation Agreement for Registrants
                  Non-Affiliated Directors as approved March 12, 1997, was filed electronically as an Exhibit to Post-Effective
                  Amendment No. 54 on February 27, 1998, and is hereby incorporated by reference.

   (4)   -        Retirement Plan for Registrant's Non-Affiliated Directors was
                  filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

   (5)   -        Retirement Plan for Registrant's Non-Affiliated Directors,
                  effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

g  (1)   -        (a) Custodian Contract, dated October 1, 1992, between
                  Registrant and State Street Bank and Trust Company, was filed as an Exhibit to Post-Effective Amendment No. 41 on February
                  26, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

         - (b) Amendment No. 1, dated October 15, 1993, to the Custodian Contract, dated October 1, 1992, between Registrant and State Street Bank and Trust Company, was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

         - (c) Amendment No. 2, dated September 19, 1995, to the Custodian Contract, dated October 1, 1992, between Registrant and State Street Bank and Trust Company, was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

         - (d) Amendment No. 3, dated December 4, 1995, to the Custodian Contract, dated October 1, 1992, between Registrant and State Street Bank and Trust Company, was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996, and is hereby incorporated by reference.

         - (e) Amendment No. 4, dated September 28, 1996, to the Custodian Contract dated October 1, 1992, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 57 on March 24, 1999, and is hereby incorporated by reference.

         - (f) Amendment, dated September 9, 1998, to the Custodian Contract, dated October 1, 1992, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998, and is hereby incorporated by reference.

   (2)   -        Subcustodian Agreement, dated September 9, 1994, between
                  Registrant, Texas Commerce Bank National Association, State
                  Street Bank and Trust Company and A I M Fund Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995, and is hereby incorporated by reference.

h  (1)   -        Transfer Agency Agreement, dated May 15, 1989, between
                  Registrant and TAC Shareholder Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 37 on February 28,
                  1990.

   (2)   -        Transfer Agency and Service Agreement, dated July 6, 1992, between State Street Bank and Trust Company and Registrant, with respect to the Institutional Classes, was filed as an Exhibit to Post-Effective Amendment No. 41 on February 26,
                  1993.

   (3)   -        (a) Transfer Agency and Registrar Agreement, dated May 15,
                  1992, as amended May 15, 1992, between The Shareholder
                  Services Group, Inc. and Registrant, with respect to the Retail Classes, was filed as an Exhibit to Post-Effective
                  Amendment No. 41 on February 26, 1993.

         - (b) Amendment No. 2, dated October 15, 1993, to the Transfer Agency and Registrar Agreement, dated May 15, 1992, as amended, between Registrant and The Shareholder Services Group, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

         - (c) Amendment No. 3, dated April 1, 1994, to the Transfer Agency and Registrar Agreement, dated May 15, 1992, as amended, between Registrant and The Shareholder Services Group, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

   (4)   -        (a) Transfer Agency and Service Agreement, dated July 1,
                  1995, between Registrant and A I M Institutional Fund
                  Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

         - (b) Amendment No. 1, dated July 1, 1996, to the Transfer Agency and Service Agreement dated July 1, 1995, between Registrant and A I M Institutional Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

         - (c) Amendment No. 2, dated July 1, 1997, to the Transfer Agency and Service Agreement dated July 1, 1995, between Registrant and A I M Institutional Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

   (5)   -        (a) Transfer Agency and Service Agreement, dated November 1,
                  1994, between Registrant and A I M Fund Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

         - (b) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement dated November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

   (6)   -        Amended and Restated Transfer Agency and Service Agreement,
                  dated as of December 29, 1997, between Registrant and A I M
                  Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 54 on February 27, 1998, and is hereby incorporated by reference.

   (7)   -        Shareholder Sub-Accounting Services Agreement between
                  Registrant, First Data Investor Services Group (formerly The
                  Shareholder Services Group, Inc.), Financial Data Services
                  Inc. and Merrill Lynch, Pierce, Fenner & Smith Inc., dated
                  July 1, 1990, was filed as an Exhibit to Post-Effective
                  Amendment No. 40 on February 26, 1992, and is hereby incorporated by reference.

   (8)   -        (a) Remote Access and Related Services Agreement, dated
                  December 23, 1994, between Registrant and First Data Investor
                  Services Group, Inc. (formerly The Shareholder Services
                  Group, Inc.), was filed as an Exhibit to Post-Effective
                  Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No.
                  47 on December 29, 1995, and is hereby incorporated by reference.

         - (b) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

         - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

         - (d) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997, and is hereby incorporated by reference.

         - (e) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998, and is hereby incorporated by reference.

         - (f) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998, and is hereby incorporated by reference.

         - (g) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 54 on February 27, 1998, and is hereby incorporated by reference.

   (9)   -        Preferred Registered Technology Escrow Agreement, dated
                  September 10, 1997, between Registrant and First Data
                  Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 54 on February 27,
                  1998, and is hereby incorporated be reference.

   (10)  -        Articles of Merger, dated September 30, 1988, was filed as an
                  Exhibit to Post-Effective Amendment No. 35 on September 30,
                  1988.

   (11)  -        Agreement and Plan of Merger, dated September 30, 1988, was filed as an Exhibit to Post-Effective Amendment No. 35 on September 30, 1988.

   (12)  -        (a) Agreement and Plan of Reorganization between Registrant and Baird Capital Development Fund, Inc., dated December 20,
                  1995, was filed electronically as an Appendix to Part A of Registrant's AIM Capital Development Fund registration statement on Form N-14 on December 29, 1995.

         - (b) Amendment, dated May 23, 1996, to Agreement and Plan of Reorganization between Registrant and Baird Capital Development Fund, Inc., dated December 20, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

   (13)  -        Agreement and Plan of Reorganization between Registrant and
                  Baird Blue Chip Fund, Inc., dated December 20, 1995, was filed electronically as an Appendix to Part A of Registrant's
                  AIM Blue Chip Fund registration statement on Form N-14 on
                  December 29, 1995.

   (14)  -        Administrative Services Agreement, dated June 11, 1989,
                  between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 37 on February 28,
                  1990.

   (15)  -        Administrative Services Agreement, dated August 6, 1993,
                  between Registrant's AIM Aggressive Growth Fund and A I M
                  Advisors, Inc., was filed as an Exhibit to Post-Effective
                  Amendment No. 43 on February 28, 1994.

   (16)  -        Administrative Services Agreement, dated September 16, 1994, between A I M Advisors, Inc. and A I M Institutional Fund
                  Services, Inc., on behalf of the Institutional Classes, was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

   (17)  -        (a) Administrative Services Agreement, dated October 18,
                  1993, between A I M Advisors, Inc. and A I M Fund Services,
                  Inc., on behalf of the Retail Classes, was filed as an Exhibit to Post-Effective Amendment No. 43 on February 28,
                  1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

         - (b) Amendment No. 1, dated May 11, 1994, to the Administrative Services Agreement dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

         - (c) Amendment No. 2, dated July 1, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995 and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

         - (d) Amendment No. 3, dated September 16, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

         - (e) Amendment No. 4, dated November 1, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

   (18)  -        (a) Master Administrative Services Agreement, dated October
                  18, 1993, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 43 on February 28, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

         - (b) Amendment No. 1, dated December 4, 1995, to the Master Administrative Services Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

         - (c) Amendment No. 2, dated June 11, 1996, to the Master Administrative Services Agreement dated October 18, 1993, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 50 on July 24, 1996.

   (19)  -        (a) Master Administrative Services Agreement, dated
                  February 28, 1997, between Registrant and A I M Advisors,
                  Inc. was filed electronically as an Exhibit to Post-Effective
                  Amendment No. 53 on October 9, 1997, and is hereby incorporated by reference.

         - (b) Amendment No. 1, dated as of March 1, 1999, to the Master Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.


         - (c) Amendment No. 2 , dated May 12, 1999, to the Master Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

         - (d) Form of Amendment No. 3, to the Master Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

         - (e) Form of Amendment No. 4, to the Master Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

   (20)  -        Memorandum of Agreement, dated March 1, 1999, between
                  Registrant, on behalf of AIM Charter Fund, AIM Constellation
                  Fund and AIM Weingarten Fund, and A I M Advisors, Inc. is filed herewith electronically.


i  (1)   -        Opinion of Ballard Spahr Andrews & Ingersoll was filed as an
                  Exhibit to Registrant's Rule 24f-2 Notice for the fiscal year ending October 31, 1996 on December 20, 1996.

   (2)   -        Opinion of Ballard Spahr Andrews & Ingersoll was filed as an
                  Exhibit to Registrant's Rule 24f-2 Notice for the fiscal year ending September 30, 1996 on November 27, 1996 (for AIM Blue
                  Chip Fund).

   (3)   -        Opinion of Ballard Spahr Andrews & Ingersoll was filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  53 on October 7, 1997, and is hereby incorporated by reference.

   (4)   -        Opinion of Ballard Spahr Andrews & Ingersoll, LLP was filed electronically as an Exhibit to Post-Effective Amendment No.
                  55 on December 11, 1998, and is hereby incorporated by reference.

   (5)   -        Opinion of Ballard Spahr Andrews & Ingersoll, LLP was filed electronically as an Exhibit to Post-Effective Amendment No.
                  57 on March 24, 1999, and is hereby incorporated by reference.

   (6)   -        Opinion of Ballard Spahr Andrews and Ingersoll, LLP is filed herewith electronically.

j  (1)   -        Consent of Ballard Spahr Andrews & Ingersoll, LLP is filed herewith electronically.


   (2)   -        Consent of KPMG LLP is filed herewith electronically.

k        -        Financial Statements - None.

l  (1)   -        Agreement Concerning Initial Capitalization of Registrant's
                  AIM Large Cap Growth Fund, dated February 26, 1999, was filed electronically as an Exhibit to Post-Effective Amendment No.
                  56 on February 23, 1999, and is hereby incorporated by reference.


   (2)   -        Agreement Concerning Initial Capitalization of Registrant's
                  AIM Dent Demographic Trends Fund, dated June 4, 1999, is filed herewith electronically.

   (3)   -        Agreement Concerning Initial Capitalization of Registrant's
                  AIM Large Cap Basic Value Fund, dated June 29, 1999, is filed herewith electronically.

   (4)   -        Form of Agreement Concerning Initial Capitalization of
                  Registrant's AIM Mid Cap Growth Fund is filed herewith electronically.


m  (1)   -        Registrant's Amended Distribution Plans for the Retail
                  Classes, dated September 5, 1991, were filed as an Exhibit to Post-Effective Amendment No. 40 on February 26, 1992.

   (2)   -        Registrant's Amended Distribution Plan for AIM Aggressive
                  Growth Fund, dated August 6, 1993, was filed as an Exhibit to Post-Effective Amendment No. 43 on February 28, 1994.

   (3)   -        Registrant's Master Distribution Plan for the Retail Classes
                  and AIM Aggressive Growth Fund, dated September 27, 1993, was filed as an Exhibit to Post-Effective Amendment No. 43 on February 28, 1994.

   (4)   -        Registrant's Amended Master Distribution Plan for the Retail
                  Classes and AIM Aggressive Growth Fund, dated September 27,
                  1993, as amended March 8, 1994, was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995.

   (5)   -        (a) Registrant's Amended Master Distribution Plan for the
                  Retail Classes, dated September 27, 1993, as amended March 8,
                  1994 and September 10, 1994, was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective
                  Amendment No. 47 on December 29, 1995.

         - (b) Amendment No. 1, dated December 4, 1995, to the Amended Master Distribution Plan for the Retail Classes, dated September 27, 1993, as amended, was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

   (6)   -        Registrant's Amended and Restated Master Distribution Plan
                  for the Class A shares, effective as of June 15, 1995
                  (effective as of December 4, 1995, with respect to the AIM
                  Blue Chip Fund and AIM Capital Development Fund), was filed electronically as an Exhibit to Post-Effective Amendment No.
                  49 on May 31, 1996.

   (7)   -        Registrant's Second Amended and Restated Master Distribution
                  Plan, dated June 30, 1997, for the Class A shares was filed electronically as an Exhibit to Post-Effective Amendment No.
                  53 on October 9, 1997.

   (8)   -        Registrant's Third Amended and Restated Master Distribution
                  Plan, dated August 4, 1997, for the Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

   (9)   -        (a) Registrant's Master Distribution Plan for the Class B
                  shares of AIM Charter Fund and AIM Weingarten Fund, dated
                  June 14, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

         - (b) Amendment No. 1, dated June 11, 1996, to Registrant's Master Distribution Plan for the Class B shares of AIM Charter Fund, AIM Weingarten Fund, AIM Blue Chip Fund and AIM Capital Development Fund, dated June 14, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 50 on July 24, 1996.

   (10)  -        (a) Registrant's Amended and Restated Master Distribution
                  Plan, dated June 30, 1997, for the Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No.
                  53 on October 9, 1997, and is hereby incorporated by reference.

         - (b) Amendment No. 1 to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Constellation Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 54 on February 27, 1998 and is hereby incorporated by reference.

         - (c) Amendment No. 2, dated as of March 1, 1999, to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Large Cap Growth Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

         - (d) Amendment No. 3, dated as of March 1, 1999, to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Aggressive Growth Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.


         - (e) Amendment No. 4, dated May 12, 1999, to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Dent Demographic Trends Fund and AIM Growth and Income Fund is filed herewith electronically.

         - (f) Form of Amendment No. 5 to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Dent Demographic Trends Fund and A I M Large Cap Basic Value Fund is filed herewith electronically.

         - (g) Form of Amendment No. 6 to Registrant's Amended and Restated Master Distribution Plan for the Class B shares of AIM Mid Cap Growth Fund is filed herewith electronically.


   (11)  -        (a) Registrant's Fourth Amended and Restated Master
                  Distribution Plan, dated as of June 30, 1998, for the Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 55 on December 11, 1998, and is hereby incorporated by reference.

         - (b) Amendment No. 1, dated as of March 1, 1999, to Registrant's Fourth Amended and Restated Master Distribution Plan for the Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.

         - (c) Amendment No. 2, dated as of March 1, 1999, to Registrant's Fourth Amended and Restated Master Distribution Plan for the Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 56 on February 23, 1999, and is hereby incorporated by reference.


         - (d) Amendment No. 3, dated May 12, 1999, to Registrant's Fourth Amended and Restated Master Distribution Plan for Class A and Class C shares is filed herewith electronically.

         - (e) Form of Amendment No. 4, to Registrant's Fourth Amended and Restated Master Distribution Plan for the Class A and Class C shares of AIM Large Cap Basic Value Fund is filed herewith electronically.

         - (f) Form of Amendment No. 5 to Registrant's Fourth Amended and Restated Master Distribution Plan for Class A and Class C shares is filed herewith electronically.

(12)     -        Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan is filed herewith electronically.

(13)     -        Form of Bank Shareholder Service Agreement to be used in
                  connection with Registrant's Master Distribution Plan is filed herewith electronically.

(14)     -        Form of Variable Group Annuity Contract Holder Service
                  Agreement to be used in connection with Registrant's Master
                  Distribution Plan is filed herewith electronically.

(15)     -        Form of Agency Pricing Agreement to be used in connection with
                  Registrant's Master Distribution Plan is filed herewith electronically.

(16)     -        Forms of Service Agreement for Brokers for Bank Trust
                  Departments and for Bank Trust Departments is filed herewith electronically.


n        -        Financial Data Schedule - None.

o  (1)   -        Multiple Class Plan (Rule 18f-3) was filed electronically as an Exhibit to Post-Effective Amendment No. 46 on June 6,
                  1995.

   (2)   -        (a) Amended Multiple Class Plan (Rule 18f-3), as amended
                  December 4, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

         - (b) Amendment No. 1, dated June 11, 1996, to the Multiple Class Plan (Rule 18f-3), dated December 4, 1995 was filed electronically as an Exhibit to Post-Effective Amendment No. 50 on July 24, 1996.

   (3)   -        Multiple Class Plan (Rule 18f-3) (effective September 27,
                  1996) was filed as an Exhibit to Post-Effective Amendment No.
                  51 on January 15, 1997.

   (4)   -        Amended and Restated Multiple Class Plan (Rule 18f-3)
                  (effective July 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9,
                  1997.

   (5)   -        Second Amended and Restated Multiple Class Plan (Rule 18f-3)
                  (effective September 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9,
                  1997, and is hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control With Registrant

   Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

         None.

Item 25. Indemnification

         State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

         Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made (I) by the Board of Directors, by a majority vote of a quorum which consists of directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such directors so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26. Business and Other Connections of Investment Advisor

         Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor and each director, officer or partner of the advisor, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

         The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management--The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27. Principal Underwriters

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment advisor.

         A I M Distributors, Inc., the Registrant's principal underwriter of its Retail Classes, also acts as a principal underwriter to the following investment companies:


                      AIM Advisor Funds, Inc.
                      AIM Funds Group
                      AIM Growth Series
                      AIM International Funds, Inc.
                      AIM Investment Funds
                      AIM Investment Securities Funds - Retail Classes
                      AIM Series Trust
                      AIM Special Opportunities Funds
                      AIM Summit Fund, Inc.
                      AIM Tax-Exempt Funds, Inc.
                      AIM Variable Insurance Funds, Inc.
                      GT Global Floating Rate Fund, Inc. d/b/a AIM Floating Rate Fund


         Fund Management Company, the Registrant's principal underwriter of its Institutional Classes, also acts as a principal underwriter to the following investment companies:

                      AIM Investment Securities Funds - Institutional Class Short-Term Investments Co.
                      Short-Term Investments Trust
                      Tax-Free Investments Co.

(b) Provide the information required by the following tables for each director, officer or partner of each principal underwriter named in response to Item 20:

         A I M Distributors, Inc.:

Name and Principal                  Position and Offices with                     Positions and Offices
Business Address*                          Underwriter                              with Registrant

Charles T. Bauer                    Chairman of the Board of Directors            Chairman of the Board
                                                                                  of Directors
Michael J. Cemo                     President & Director                          None
Gary T. Crum                        Director                                      Senior Vice President
Robert H. Graham                    Senior Vice President & Director              President & Director
W. Gary Littlepage                  Senior Vice President & Director              None
James L. Salners                    Executive Vice President                      None
John Caldwell                       Senior Vice President                         None
Marilyn M. Miller                   Senior Vice President                         None
Gene L. Needles                     Senior Vice President                         None
Gordon J. Sprague                   Senior Vice President                         None
Michael C. Vessels                  Senior Vice President                         None
B.J. Thompson                       First Vice President                          None
Ofelia M. Mayo                      Vice President, General Counsel               Assistant Secretary
                                    & Assistant Secretary
James R. Anderson                   Vice President                                None
Dawn M. Hawley                      Vice President & Treasurer                    None
Mary K. Coleman                     Vice President                                None
Mary A. Corcoran                    Vice President                                None
Melville B. Cox                     Vice President & Chief Compliance             Vice President
                                    Officer
Glenda A. Dayton                    Vice President                                None
Sidney M. Dilgren                   Vice President                                None
Tony D. Green                       Vice President                                None
Charles H. McLaughlin               Vice President                                None
Ivy B. McLemore                     Vice President                                None
Terri L. Ransdell                   Vice President                                None
Carol F. Relihan                    Vice President                                Senior Vice President &
                                                                                        Secretary
Kamala C. Sachidanandan             Vice President                                None
Frank V. Serebrin                   Vice President                                None
Christopher T. Simutis              Vice President                                None
Gary K. Wendler                     Vice President                                None
Norman W. Woodson                   Vice President                                None
Kathleen J. Pflueger                Secretary                                     Assistant Secretary
Luke P. Beausoleil                  Assistant Vice President                      None
Sheila R. Brown                     Assistant Vice President                      None
Scott E. Burman                     Assistant Vice President                      None
Tisha B. Christopher                Assistant Vice President                      None
Mary E. Gentempo                    Assistant Vice President                      None
David E. Hessel                     Assistant Vice President, Controller          None
                                    & Assistant Treasurer
Simon R. Hoyle                      Assistant Vice President                      None
Kathryn A. Jordan                   Assistant Vice President                      None
Mary C. Mangham                     Assistant Vice President                      None
Kim T. McAuliffe                    Assistant Vice President                      None
David B. O'Neil                     Assistant Vice President                      None
Rebecca Starling-Klatt              Assistant Vice President                      None


-------------------------------
*   11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Nicholas D. White                   Assistant Vice President                      None
Nancy L. Martin                     Assistant General Counsel &                   Assistant Secretary
                                    Assistant Secretary
Samuel D. Sirko                     Assistant General Counsel &                   Assistant Secretary
                                    Assistant Secretary
P. Michelle Grace                   Assistant Secretary                           Assistant Secretary
Lisa A. Moss                        Assistant Secretary                           Assistant Secretary
Stephen I. Winer                    Assistant Secretary                           Assistant Secretary



         Fund Management Company:

Name and Principal                  Position and Offices with                     Positions and Offices
Business Address*                          Underwriter                                with Registrant

Charles T. Bauer                    Chairman of the Board of Directors            Chairman of the Board
                                                                                  of Directors
J. Abbott Sprague                   President & Director                          None
Robert H. Graham                    Senior Vice President & Director              President & Director
Mark D. Santero                     Senior Vice President                         None
William J. Wendel                   Senior Vice President                         None
Dawn M. Hawley                      Vice President & Treasurer                    None
Carol F. Relihan                    Vice President, General                       Senior Vice President &
                                    Counsel & Director                            Secretary
James R. Anderson                   Vice President                                None
Lisa A. Moss                        Vice President,  Assistant General            Assistant Secretary
                                    Counsel & Assistant Secretary
Melville B. Cox                     Vice President & Chief Compliance             Vice President
                                    Officer
Stephen I. Winer                    Vice President, Assistant                     Assistant Secretary
                                    General Counsel & Assistant
                                    Secretary
Kathleen J. Pflueger                Secretary                                     Assistant Secretary
David E. Hessel                     Assistant Vice President, Controller          None
                                    & Assistant Treasurer
Jeffrey L. Horne                    Assistant Vice President                      None
Dana R. Sutton                      Assistant Vice President &                    Vice President &
                                    Assistant Treasurer                           Treasurer
Robert W. Morris, Jr.               Assistant Vice President                      None
Ann M. Srubar                       Assistant Vice President                      None
Rebecca Starling-Klatt              Assistant Vice President                      None
Nicholas D. White                   Assistant Vice President                      None
Nancy L. Martin                     Assistant General Counsel &                   Assistant Secretary
                                    Assistant Secretary
Ofelia M. Mayo                      Assistant General Counsel &                   Assistant Secretary
                                    Assistant Secretary
Samuel D. Sirko                     Assistant General Counsel &                   Assistant Secretary
                                    Assistant Secretary
P. Michelle Grace                   Assistant Secretary                           Assistant Secretary


-------------------------------
*   11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:

         None.

Item 28. Location of Accounts and Records

         State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P. O. Box 4739, Houston, Texas 77210-4739.

Item 29. Management Services

         Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

         None.

Item 30. Undertakings

         In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 14th day of July, 1999.

                                   REGISTRANT: AIM EQUITY FUNDS, INC.

                                         By:  /s/ ROBERT H. GRAHAM
                                            ------------------------------
                                            Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                            DATE
                  ----------                                            -----                            ----
             /s/ CHARLES T. BAUER                                Chairman & Director                July 14, 1999
     ---------------------------------------
              (Charles T. Bauer)

            /s/ ROBERT H. GRAHAM
     ---------------------------------------                    Director & President                July 14, 1999
              (Robert H. Graham)                            (Principal Executive Officer)

            /s/ BRUCE L. CROCKETT
     ---------------------------------------                          Director                      July 14, 1999
              (Bruce L. Crockett)

              /s/ OWEN DALY II
     ---------------------------------------                          Director                      July 14, 1999
                (Owen Daly II)

           /s/ EDWARD K. DUNN, JR.
     ---------------------------------------                          Director                      July 14, 1999
             (Edward K. Dunn, Jr.)

               /s/ JACK FIELDS
     ---------------------------------------                          Director                      July 14, 1999
                 (Jack Fields)

            /s/ CARL FRISCHLING
     ---------------------------------------                          Director                      July 14, 1999
               (Carl Frischling)

           /s/ PREMA MATHAI-DAVID
     ---------------------------------------                          Director                      July 14, 1999
             (Prema Mathai-Davis)

            /s/ LEWIS F. PENNOCK
     ---------------------------------------                          Director                      July 14, 1999
              (Lewis F. Pennock)

            /s/ LOUIS S. SKLAR
     ---------------------------------------                          Director                      July 14, 1999
               (Louis S. Sklar)

             /s/ DANA R. SUTTON                                  Vice President &                   July 14, 1999
     ---------------------------------------                Treasurer (Principal Financial
               (Dana R. Sutton)                                and Accounting Officer)

                               INDEX TO EXHIBITS

                             AIM EQUITY FUNDS, INC.


Exhibit
Number         Description

a(1)(n)        Form of Articles of Amendment

a(1)(o)        Form of Articles Supplementary

d(4)(c)        Amendment No. 2, dated May 12, 1999, to the Master Investment
               Advisory Agreement between Registrant and A I M Advisors, Inc.

d(4)(d)        Form of Amendment No. 3  to the Master Investment Advisory
               Agreement between Registrant and A I M Advisors, Inc.

d(4)(e)        Form of Amendment No. 4, to the Master Investment Advisory
               Agreement between Registrant and A I M Advisors, Inc.

d(9)           Sub-Advisory Agreement dated May 12, 1999, between A I M
               Advisors, Inc. and H. S. Dent Advisors, Inc.

e(9)(d)        Amendment No. 3, dated May 12, 1999, to the Master
               Distribution Agreement, dated August 4, 1997, between Registrant
               (of Registrant's Class A and C shares) and A I M Distributors,
                Inc.

e(9)(e)        Form of Amendment No. 4 to the Master Distribution Agreement, dated
               August 4, 1997, between Registrant (on behalf of Registrant's
               Class A and Class C shares) and A I M Distributors, Inc.

e(9)(f) Form of Amendment No. 5 to the Master Distribution Agreement, dated August 4, 1997, between Registrant (on behalf of
               Registrant's Class A and Class C shares) and A I M Distributors,
               Inc.

e(10)(e)       Amendment No. 4, dated May 12, 1999, to the Master Distribution
               Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors,
               Inc.

e(10)(f) Form of Amendment No. 5 to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of
               Registrant's Class B shares) and A I M Distributors, Inc.

e(10)(g) Form of Amendment No. 6 to the Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of
               Registrant's Class B) and A I M Distributors, Inc.

h(19)(c)       Amendment No. 2, dated May 12, 1999, to the Master
               Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc.

h(19)(d)       Form of Amendment No. 3 to the Master Administrative Services
               Agreement, dated February 28, 1997, between Registrant and A I M
               Advisors, Inc.

h(19)(e)       Form of Amendment No. 4, to the Master Administrative Services
               Agreement, dated February 28, 1997, between Registrant and A I M
               Advisors, Inc.

h(20)          Memorandum of Agreement, dated March 1, 1999, between
               Registrant, on behalf of AIM Charter Fund, AIM Constellation
               Fund and AIM Weingarten Fund, and A I M Advisors, Inc.

i(6)           Opinion and Consent of Ballard Spahr Andrews and Ingersoll, LLP

j(2)           Consent of KPMG LLP

l(2)           Agreement Concerning Initial Capitalization of Registrant's AIM
               Dent Demographic Trends Fund, dated June 4, 1999

l(3)           Agreement Concerning Initial Capitalization of Registrant's AIM
               Large Cap Basic Value Fund, dated June 29, 1999

l(4)           Form of Agreement Concerning Initial Capitalization of
               Registrant's AIM Mid Cap Growth Fund, dated __________, 1999

m(10)(e)       Amendment No. 4, dated May 12, 1999, to Registrant's Amended and
               Restated Master Distribution Plan for the Class B shares of AIM
               Dent Demographic Trends Fund and AIM Growth and Income Fund

m(10)(f)       Form of Amendment No. 5 to Registrant's Amended and Restated
               Master Distribution Plan for the Class B shares of AIM Dent
               Demographic Trends Fund and A I M Large Cap Basic Value Fund

m(10)(g)       Form of Amendment No. 6 to Registrant's Amended and Restated
               Master Distribution Plan for the Class B shares of AIM Mid Cap
               Growth Fund

m(11)(d)       Amendment No. 3, dated May 12, 1999, to Registrant's Fourth
               Amended and Restated Master Distribution Plan for Class A and
               Class C shares

m(11)(e)       Form of Amendment No. 4 to Registrant's Fourth Amended and
               Restated Master Distribution Plan for the Class A and Class C shares

m(11)(f)       Form of Amendment No. 5 to Registrant's Fourth Amended and
               Restated Master Distribution Plan for Class A and Class C shares

m(12) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan

m(13) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan

m(14)          Form of Variable Group Annuity Contract Holder Service
               Agreement to be used in connection with Registrant's Master
               Distribution Plan

m(15) Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan

m(16)          Forms of Service Agreement for Brokers for Bank Trust
               Departments and for Bank Trust Departments
